UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-8104

Touchstone Funds Group Trust
(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100, Cincinnati, Ohio			45202
(Address of principal executive offices)			(Zip code)

Jill T. McGruder, 303 Broadway, Suite 1100, Cincinnati, Ohio 45202
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(513) 878-4066

Date of fiscal year end:	09/30

Date of reporting period:	3/31/11

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Touchstone Funds Group Trust Semiannual Report

March 31, 2011
(Unaudited)

Semi-Annual Report

Touchstone Funds Group Trust

Touchstone Capital Appreciation Fund

Touchstone Core Plus Fixed Income Fund

Touchstone Emerging Markets Equity Fund

Touchstone Focused Equity Fund

Touchstone Global Equity Fund

Touchstone Global Real Estate Fund

Touchstone Healthcare and Biotechnology Fund

Touchstone Intermediate Fixed Income Fund

Touchstone International Fixed Income

Touchstone Large Cap Relative Value Fund

Touchstone Market Neutral Equity Fund

Touchstone Mid Cap Fund

Touchstone Mid Cap Value Fund

Touchstone Premium Yield Equity Fund

Touchstone Sands Capital Select Growth Fund

Touchstone Short Duration Fixed Income Fund

Touchstone Small Cap Core Fund

Touchstone Small Cap Value Fund
(formerly Touchstone Small Cap Value Opportunities Fund)

Touchstone Ultra Short Duration Fixed Income Fund

Table of Contents

Page
Tabular Presentation of Portfolios of Investments (Unaudited)	3-7

Statements of Assets and Liabilities	8-17

Statements of Operations	18-22

Statements of Changes in Net Assets	23-32

Financial Highlights	33-67

Notes to Financial Statements	68-97

Portfolios of Investments:

Touchstone Capital Appreciation Fund	98

Touchstone Core Plus Fixed Income Fund	99-105

Touchstone Emerging Markets Equity Fund	106-107

Touchstone Focused Equity Fund	108

Touchstone Global Equity Fund	109-110

Touchstone Global Real Estate Fund	111-112

Touchstone Healthcare and Biotechnology Fund	113

Touchstone Intermediate Fixed Income Fund	114-117

Touchstone International Fixed Income	118-120

Touchstone Large Cap Relative Value Fund	121

Touchstone Market Neutral Equity Fund	122-127

Touchstone Mid Cap Fund	128-129

Touchstone Mid Cap Value Fund	130-131

Touchstone Premium Yield Equity Fund	132

Touchstone Sands Capital Select Growth Fund	133

Touchstone Short Duration Fixed Income Fund	134-138

Touchstone Small Cap Core Fund	139

Touchstone Small Cap Value Fund	140-141

Touchstone Ultra Short Duration Fixed Income Fund	142-148

Other Items (Unaudited)	149-166

Privacy Protection Policy	167

Tabular Presentation of Portfolios of Investments (Unaudited)

March 31, 2011

The illustrations below provide each Fund's sector allocation. We hope it will be useful to shareholders as it summarizes key information about each Fund's investments.

Touchstone Capital Appreciation Fund

Sector Allocation*	(% of Net Assets)
Information Technology	21.3
Health Care	18.4
Consumer Staples	13.6
Industrials	10.3
Energy	10.0
Consumer Discretionary	9.7
Financials	7.9
Materials	3.2
Investment Fund	5.1
Other Assets/Liabilities (Net)	0.5
Total	100.0

Touchstone Core Plus Fixed Income Fund

Credit Quality	(% of Investment Securities
U.S. Treasury	9.5
U.S. Agency	19.3
AAA/Aaa	13.7
AA/Aa	5.4
A/A	14.3
BBB/Baa	21.8
BB/Ba	7.1
B/B	8.9
Total	100.0

Touchstone Emerging Markets Equity Fund

Sector Allocation*	(% of Net Assets)
Financials	20.1
Materials	15.6
Consumer Discretionary	15.1
Energy	12.5
Consumer Staples	9.7
Information Technology	8.3
Telecommunication Services	5.7
Industrials	5.4
Utilities	3.9
Health Care	1.1
Investment Funds	4.9
Other Assets/Liabilities (Net)	(2.3)
Total	100.0

Touchstone Focused Equity Fund

Sector Allocation*	(% of Net Assets)
Financials	24.7
Information Technology	16.4
Consumer Discretionary	13.2
Health Care	11.4
Energy	8.6
Industrials	8.4
Consumer Staples	6.7
Materials	2.5
Telecommunication Services	1.2
Investment Funds	12.5
Other Assets/Liabilities (Net)	(5.6)
Total	100.0

*  Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Continued)

Touchstone Global Equity Fund

Sector Allocation*	(% of Net Assets)
Materials	19.6
Consumer Staples	17.2
Industrials	13.0
Energy	10.6
Telecommunication Services	9.3
Health Care	8.9
Financials	6.1
Consumer Discretionary	6.0
Information Technology	4.9
Investment Fund	2.4
Other Assets/Liabilities (Net)	2.0
Total	100.0

Touchstone Global Real Estate Fund

Sector Allocation*	(% of Net Assets)
Financials	98.5
Investment Funds	2.2
Other Assets/Liabilities (Net)	(0.7)
Total	100.0

Touchstone Health Care and Biotechnology Fund

Sector Allocation*	(% of Net Assets)
Health Care	95.0
Information Technology	3.6
Investment Funds	7.6
Other Assets/Liabilities (Net)	(6.2)
Total	100.0

Touchstone Intermediate Fixed Income Fund

Credit Quality	(% of Investment Securities)
U.S. Treasury	25.5
U.S. Agency	5.2
AAA/Aaa	14.5
AA/Aa	9.6
A/A	24.0
BBB/Baa	21.2
Total	100.0

Touchstone International Fixed Income Fund

Credit Quality	(% of Investment Securities)
AAA/Aaa	48.4
AA/Aa	21.2
A/A	11.6
BBB/Baa	9.4
BB/Ba	3.4
B/B	1.2
CC/Ca	0.3
NR	4.5
Total	100.0

Touchstone Large Cap Relative Value Fund

Sector Allocation*	(% of Net Assets)
Energy	16.3
Financials	16.1
Consumer Discretionary	14.8
Information Technology	13.2
Industrials	13.1
Health Care	9.8
Utilities	4.1
Materials	4.0
Telecommunication Services	2.1
Consumer Staples	1.4
Investment Fund	5.2
Other Assets/Liabilities (Net)	(0.1)
Total	100.0

*  Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Continued)

Touchstone Market Neutral Equity Fund

Sector Allocation*	(% of Net Assets)
Long Positions
Information Technology	22.4
Financials	20.2
Consumer Discretionary	11.6
Health Care	11.0
Industrials	10.8
Energy	7.9
Utilities	5.5
Consumer Staples	2.2
Materials	2.0
Telecommunication Services	0.3
Investment Fund	0.4
Cash Collateral for Securities Sold Short	100.2
Other Assets/Liabilities (Net)	(0.2)
194.3
Short Positions
Financials	(20.7)
Information Technology	(19.6)
Consumer Discretionary	(12.6)
Industrials	(11.6)
Health Care	(10.6)
Energy	(7.6)
Utilities	(5.8)
Materials	(3.1)
Consumer Staples	(2.2)
Telecommunication Services	(0.5)
(94.3)
Total	100.0

Touchstone Mid Cap Fund

Sector Allocation*	(% of Net Assets)
Information Technology	19.0
Financials	13.3
Consumer Discretionary	12.7
Industrials	10.8
Materials	9.9
Health Care	9.8
Energy	8.9
Consumer Staples	7.3
Utilities	4.0
Telecommunication Services	2.6
Investment Funds	10.5
Other Assets/Liabilities (Net)	(8.8)
Total	100.0

*  Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Continued)

Touchstone Mid Cap Value Fund

Sector Allocation*	(% of Net Assets)
Financials	23.2
Industrials	14.0
Utilities	10.3
Energy	10.0
Materials	9.3
Information Technology	8.7
Consumer Discretionary	7.7
Consumer Staples	7.2
Health Care	7.0
Investment Funds	10.0
Other Assets/Liabilities (Net)	(7.4)
Total	100.0

Touchstone Premium Yield Equity Fund

Sector Allocation*	(% of Net Assets)
Energy	25.2
Utilities	17.2
Health Care	17.1
Telecommunication Services	11.6
Financials	11.5
Information Technology	7.5
Industrials	2.9
Materials	2.0
Consumer Staples	1.8
Consumer Discretionary	1.1
Investment Fund	2.0
Other Assets/Liabilities (Net)	0.1
Total	100.0

Touchstone Sands Capital Select Growth Fund

Sector Allocation*	(% of Net Assets)
Information Technology	36.9
Consumer Discretionary	19.0
Health Care	17.1
Energy	13.9
Financials	5.9
Industrials	4.1
Materials	1.8
Investment Funds	9.6
Other Assets/Liabilities (Net)	(8.3)
Total	100.0

Touchstone Short Duration Fixed Income Fund

Credit Quality	(% of Investment Securities)
U.S. Treasury	5.1
U.S. Agency	25.8
AAA/Aaa	45.4
AA/Aa	8.4
A/A	8.7
BBB/Baa	6.6
Total	100.0

*  Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Tabular Presentation of Portfolios of Investments (Continued)

Touchstone Small Cap Core Fund

Sector Allocation*	(% of Net Assets)
Financials	22.9
Industrials	17.4
Consumer Discretionary	15.7
Materials	10.7
Information Technology	10.0
Consumer Staples	8.0
Energy	7.6
Health Care	5.8
Investment Funds	11.7
Other Assets/Liabilities (Net)	(9.8)
Total	100.0

Touchstone Small Cap Value Fund

Sector Allocation*	(% of Net Assets)
Financials	30.1
Industrials	23.3
Consumer Discretionary	10.4
Materials	8.3
Utilities	6.5
Information Technology	4.2
Energy	3.4
Health Care	3.1
Consumer Staples	1.6
Investment Funds	9.0
Other Assets/Liabilities (Net)	0.1
Total	100.0

Touchstone Ultra Short Duration Fixed Income Fund

Credit Quality	(% of Investment Securities)
U.S. Agency	29.0
AAA/Aaa	45.4
AA/Aa	10.9
A/A	7.0
BBB/Baa	6.9
NR	0.8
Total	100.0

*  Sector classifications are based upon the Global Industry Classification Standard (GICS®).

Statements of Assets and Liabilities

March 31, 2011 (Unaudited)

	Touchstone Capital Appreciation Fund	Touchstone Core Plus Fixed Income Fund	Touchstone Emerging Markets Equity Fund	Touchstone Focused Equity Fund
Assets
Investment securities:
At cost	$7,189,416	$27,508,097	$318,835,927	$107,489,638
Affiliated securities, at market value	$403,772	$524,615	$7,614,251	$6,968,695
Non-affiliated securities, at market value	7,456,427	27,453,914	336,790,652	103,503,498
At market value (A)	$7,860,199	$27,978,529	$344,404,903	$110,472,193
Foreign currency, at cost of $3,477 and $134,375 for the Core Plus Fixed Income Fund and the Emerging Markets Equity Fund	—	3,690	134,701	—
Unrealized appreciation on forward foreign currency contracts	—	5,974	—	—
Dividends and interest receivable	4,965	285,862	411,524	83,109
Receivable for capital shares sold	20,250	30,467	1,034,291	168,539
Receivable for securities sold	—	342,510	—	989,702
Receivable for securities lending income	—	112	989	2,927
Receivable from Advisor	3,969	—	—	—
Tax reclaims receivable	—	—	2,830	—
Other assets	19,646	20,380	62,782	42,675
Total Assets	7,909,029	28,667,524	346,052,020	111,759,145
Liabilities
Unrealized depreciation on forward foreign currency contracts	—	6,959	—	—
Deferred capital gain country tax	—	—	303,940	—
Payable upon return of securities loaned	—	126,108	8,740,784	6,119,266
Payable for capital shares redeemed	—	—	78,896	97,183
Payable for securities purchased	—	543,551	—	791,444
Payable to Advisor	—	2,279	300,660	69,800
Payable to other affiliates	703	3,627	11,730	19,726
Payable to Trustees	1,338	1,338	1,338	1,408
Other accrued expenses and liabilities	5,648	22,390	13,124	1,246
Total Liabilities	7,689	706,252	9,450,472	7,100,073
Net Assets	$7,901,340	$27,961,272	$336,601,548	$104,659,072
Net assets consist of:
Paid-in capital	$7,206,065	$27,589,825	$312,641,699	$100,845,563
Accumulated net investment income (loss)	3,248	(128,988)	(97,772)	51,304
Accumulated net realized gains (losses) on investments and foreign currency transactions	21,244	30,262	(1,215,155)	779,650
Net unrealized appreciation (depreciation) on investments	670,783	470,432	25,265,036	2,982,555
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	—	(259)	7,740	—
Net Assets	$7,901,340	$27,961,272	$336,601,548	$104,659,072
Pricing of Class A Shares
Net assets attributable to Class A shares	$4,074,969	$2,769,287	$35,449,770	$90,503,804
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	355,466	270,001	2,720,899	7,118,701
Net asset value and redemption price per share	$11.46	$10.26	$13.03	$12.71
Maximum offering price per share	$12.16	$10.77	$13.82	$13.49

Statements of Assets and Liabilities (Continued)

	Touchstone Capital Appreciation Fund	Touchstone Core Plus Fixed Income Fund	Touchstone Emerging Markets Equity Fund	Touchstone Focused Equity Fund
Pricing of Class C Shares
Net assets attributable to Class C shares	$466,231	$2,408,737	$7,176,686	$274,239
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	41,018	235,146	556,664	21,706
Net asset value, offering price and redemption price per share*	$11.37	$10.24	$12.89	$12.63
Pricing of Class Y Shares
Net assets attributable to Class Y shares	$148,231	$804,193	$95,629,904	$12,974,927
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	12,938	78,360	7,311,778	1,011,007
Net asset value, offering price and redemption price per share	$11.46	$10.26	$13.08	$12.83
Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$3,211,909	$21,979,055	$198,345,188	$906,102
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	280,680	2,141,622	15,149,177	73,084
Net asset value, offering price and redemption price per share	$11.44	$10.26	$13.09	$12.40
(A) Includes market value of securities on loan of:	$—	$121,650	$8,530,432	$5,904,730

*  Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Continued)

	Touchstone Global Equity Fund	Touchstone Global Real Estate Fund	Touchstone Healthcare and Biotechnology Fund	Touchstone Intermediate Fixed Income Fund
Assets
Investment securities:
At cost	$3,792,330	$3,992,186	$20,172,228	$97,223,623
Affiliated securities, at market value	$103,614	$30,076	$479,526	$1,956,878
Non-affiliated securities, at market value	4,203,535	4,320,048	25,914,736	98,002,373
At market value (A)	$4,307,149	$4,350,124	$26,394,262	$99,959,251
Foreign currency, at cost of $1,077 for the Global Equity Fund	1,108	—	—	—
Dividends and interest receivable	10,322	11,458	8,509	911,618
Receivable for capital shares sold	27	487	7,101	5,723
Receivable for securities sold	70,677	69,228	—	—
Receivable for securities lending income	14	117	56	—
Receivable from Advisor	6,003	10,562	—	—
Tax reclaims receivable	3,584	339	—	—
Other assets	14,183	12,301	11,268	4,154
Total Assets	4,413,067	4,454,616	26,421,196	100,880,746
Liabilities
Dividends payable	—	—	—	276,082
Payable upon return of securities loaned	—	63,525	1,421,000	—
Payable for capital shares redeemed	—	400	34,205	20,912
Payable for securities purchased	652	59,345	—	—
Payable to Advisor	—	—	30,956	31,357
Payable to other affiliates	803	666	37,972	818
Payable to Trustees	1,338	1,338	887	1,500
Other accrued expenses and liabilities	13,599	8,295	41,435	12,704
Total Liabilities	16,392	133,569	1,566,455	343,373
Net Assets	$4,396,675	$4,321,047	$24,854,741	$100,537,373
Net assets consist of:
Paid-in capital	$3,697,904	$3,835,516	$27,012,991	$98,002,676
Accumulated net investment income (loss)	(6,198)	(99,091)	(115,608)	(45,896)
Accumulated net realized gains (losses) on investments and foreign currency transactions	189,747	226,757	(8,264,676)	(155,035)
Net unrealized appreciation (depreciation) on investments	514,819	357,938	6,222,034	2,735,628
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	403	(73)	—	—
Net Assets	$4,396,675	$4,321,047	$24,854,741	$100,537,373
Pricing of Class A Shares
Net assets attributable to Class A shares	$696,109	$539,877	$23,071,387	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	60,752	47,070	1,416,105	—
Net asset value and redemption price per share	$11.46	$11.47	$16.29	$—
Maximum offering price per share	$12.16	$12.17	$17.28	$—

Statements of Assets and Liabilities (Continued)

	Touchstone Global Equity Fund	Touchstone Global Real Estate Fund	Touchstone Healthcare and Biotechnology Fund	Touchstone Intermediate Fixed Income Fund
Pricing of Class C Shares
Net assets attributable to Class C shares	$115,197	$132,758	$1,783,354	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	10,091	11,483	112,921	—
Net asset value, offering price and redemption price per share*	$11.42	$11.56	$15.79	$—
Pricing of Class Y Shares
Net assets attributable to Class Y shares	$185,679	$139,832	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	16,113	12,057	—	—
Net asset value, offering price and redemption price per share	$11.52	$11.60	$—	$—
Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$3,399,690	$3,508,580	$—	$100,537,373
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	295,528	300,409	—	11,235,860
Net asset value, offering price and redemption price per share	$11.50	$11.68	$—	$8.95
(A) Includes market value of securities on loan of:	$—	$62,907	$1,382,777	$—

*  Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Continued)

	Touchstone International Fixed Income Fund	Touchstone Large Cap Relative Value Fund	Touchstone Market Neutral Equity Fund	Touchstone Mid Cap Fund
Assets
Investment securities:
At cost	$9,281,276	$4,773,681	$26,979,551	$103,329,407
Affiliated securities, at market value	$263,310	$303,020	$126,246	$520,788
Non-affiliated securities, at market value	9,158,285	5,560,929	32,144,340	127,342,935
At market value (A)	$9,421,595	$5,863,949	$32,270,586	$127,863,723
Foreign currency, at cost of $201,406 for the International Fixed Income Fund	200,103	—	—	—
Cash collateral for securities sold short	—	—	34,262,597	—
Unrealized appreciation on forward foreign currency contracts	95,879	—	—	—
Dividends and interest receivable	126,567	5,724	26,664	69,640
Receivable for capital shares sold	—	58	—	235,740
Receivable for securities sold	130,911	—	1,008,524	1,993,846
Receivable for securities lending income	—	—	—	1,673
Receivable from Advisor	3,240	2,730	—	—
Tax reclaims receivable	1,158	—	—	—
Other assets	20,828	15,043	11,104	22,861
Total Assets	10,000,281	5,887,504	67,579,475	130,187,483
Liabilities
Short positions, at cost of $28,246,804 for the Market Neutral Equity Fund	—	—	32,261,376	—
Dividends for securities sold short	—	—	28,012	—
Unrealized depreciation on forward foreign currency contracts	98,513	—	—	—
Payable upon return of securities loaned	—	—	—	11,840,331
Payable for capital shares redeemed	2,690	15,778	—	191,701
Payable for securities purchased	121,349	—	1,028,477	481,471
Payable to Advisor	—	—	27,856	70,886
Payable to other affiliates	1,187	1,003	545	8,619
Payable to Trustees	1,338	1,338	1,338	940
Other accrued expenses and liabilities	31,188	11,287	25,013	23,087
Total Liabilities	256,265	29,406	33,372,617	12,617,035
Net Assets	$9,744,016	$5,858,098	$34,206,858	$117,570,448
Net assets consist of:
Paid-in capital	$9,595,614	$4,764,699	$35,228,635	$265,719,730
Accumulated net investment income (loss)	(84,432)	(13,845)	(245,638)	205,429
Accumulated net realized gains (losses) on investments and foreign currency transactions	92,526	16,976	(2,052,602)	(172,889,027)
Net unrealized appreciation (depreciation) on investments	140,319	1,090,268	1,276,463	24,534,316
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	(11)	—	—	—
Net Assets	$9,744,016	$5,858,098	$34,206,858	$117,570,448
Pricing of Class A Shares
Net assets attributable to Class A shares	$1,025,760	$1,775,853	$605,351	$819,517
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	98,612	135,407	63,736	52,323
Net asset value and redemption price per share	$10.40	$13.11	$9.50	$15.66
Maximum offering price per share	$10.92	$13.91	$10.08	$16.62

Statements of Assets and Liabilities (Continued)

	Touchstone International Fixed Income Fund	Touchstone Large Cap Relative Value Fund	Touchstone Market Neutral Equity Fund	Touchstone Mid Cap Fund
Pricing of Class C Shares
Net assets attributable to Class C shares	$398,517	$365,376	$187,371	$455,609
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	38,343	28,051	19,941	29,416
Net asset value, offering price and redemption price per share*	$10.39	$13.03	$9.40	$15.49
Pricing of Class Y Shares
Net assets attributable to Class Y shares	$553,844	$132,458	$33,414,136	$114,721,110
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	53,303	10,148	3,502,764	7,329,144
Net asset value, offering price and redemption price per share	$10.39	$13.05	$9.54	$15.65
Pricing of Class Z Shares
Net assets attributable to Class Y shares	$—	$—	$—	$1,574,212
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	—	101,129
Net asset value, offering price and redemption price per share	$—	$—	$—	$15.57
Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$7,765,895	$3,584,411	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	747,165	274,579	—	—
Net asset value, offering price and redemption price per share	$10.39	$13.05	$—	$—
(A) Includes market value of securities on loan of:	$—	$—	$—	$11,632,189

*  Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Continued)

	Touchstone Mid Cap Value Fund	Touchstone Premium Yield Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Short Duration Fixed Income Fund
Assets
Investment securities:
At cost	$52,192,598	$37,239,864	$871,181,441	$42,128,545
Affiliated securities, at market value	$817,906	$866,515	$18,114,494	$684,981
Non-affiliated securities, at market value	58,516,909	42,703,021	1,150,136,050	42,088,312
At market value (A)	$59,334,815	$43,569,536	$1,168,250,544	$42,773,293
Cash	—	—	—	3,723
Dividends and interest receivable	98,410	99,824	314,619	273,165
Receivable for capital shares sold	122,125	42,594	5,778,395	94,721
Receivable for securities sold	1,259,766	—	5,392,716	8,889
Receivable for securities lending income	1,590	—	5,105	—
Receivable from Advisor	—	—	—	4,416
Tax reclaims receivable	—	2,498	—	—
Other assets	24,631	34,396	120,035	18,521
Total Assets	60,841,337	43,748,848	1,179,861,414	43,176,728
Liabilities
Dividends payable	—	—	—	94,291
Payable upon return of securities loaned	3,846,998	—	85,925,026	—
Payable for capital shares redeemed	6,653	76,948	1,646,480	66,344
Payable for securities purchased	1,691,441	—	12,461,619	—
Payable to Advisor	32,878	29,714	838,977	—
Payable to other affiliates	998	14,394	326,630	7,858
Payable to Trustees	1,338	883	878	883
Other accrued expenses and liabilities	10,451	4,766	6,043	35,858
Total Liabilities	5,590,757	126,705	101,205,653	205,234
Net Assets	$55,250,580	$43,622,143	$1,078,655,761	$42,971,494
Net assets consist of:
Paid-in capital	$46,518,331	$45,675,341	$889,707,056	$47,866,095
Accumulated net investment income (loss)	(61,990)	(108,999)	(3,969,570)	(95,619)
Accumulated net realized gains (losses) on investments and foreign currency transactions	1,652,022	(8,273,871)	(104,150,828)	(5,443,730)
Net unrealized appreciation (depreciation) on investments	7,142,217	6,329,672	297,069,103	644,748
Net Assets	$55,250,580	$43,622,143	$1,078,655,761	$42,971,494
Pricing of Class A Shares
Net assets attributable to Class A shares	$3,305,326	$27,346,600	$7,280,666	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	237,465	3,805,250	697,177	—
Net asset value and redemption price per share	$13.92	$7.19	$10.44	$—
Maximum offering price per share	$14.77	$7.63	$11.08	$—
Pricing of Class C Shares
Net assets attributable to Class C shares	$180,596	$8,045,994	$3,237,203	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	13,001	1,120,039	310,763	—
Net asset value, offering price and redemption price per share*	$13.89	$7.18	$10.42	$—

Statements of Assets and Liabilities (Continued)

	Touchstone Mid Cap Value Fund	Touchstone Premium Yield Equity Fund	Touchstone Sands Capital Select Growth Fund	Touchstone Short Duration Fixed Income Fund
Pricing of Class Y Shares
Net assets attributable to Class Y shares	$2,220,906	$8,229,549	$223,672,892	$988,491
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	159,066	1,147,378	21,078,486	100,477
Net asset value, offering price and redemption price per share	$13.96	$7.17	$10.61	$9.84
Pricing of Class Z Shares
Net assets attributable to Class Y shares	$—	$—	$844,465,000	$41,983,003
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	—	80,877,521	4,268,530
Net asset value, offering price and redemption price per share	$—	$—	$10.44	$9.84
Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$49,543,752	$—	$—	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,537,834	—	—	—
Net asset value, offering price and redemption price per share	$14.00	$—	$—	$—
(A) Includes market value of securities on loan of:	$3,748,790	$—	$84,005,123	$—

*  Redemption price per share varies by length of time shares are held.

See accompanying notes to financial statements.

Statements of Assets and Liabilities (Continued)

	Touchstone Small Cap Core Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund
Assets
Investment securities:
At cost	$175,243,143	$57,571,077	$264,740,826
Affiliated securities, at market value	$10,041,108	$2,094,999	$15,373,006
Non-affiliated securities, at market value	193,500,316	59,440,678	249,623,741
At market value (A)	$203,541,424	$61,535,677	$264,996,747
Dividends and interest receivable	209,369	87,303	1,366,191
Receivable for capital shares sold	751,198	28,166	841,366
Receivable for securities sold	—	3,895,725	345,582
Receivable for securities lending income	1,435	1,399	—
Other assets	55,063	25,498	58,950
Total Assets	204,558,489	65,573,768	267,608,836
Liabilities
Dividends payable	—	—	496,188
Payable upon return of securities loaned	11,615,827	3,470,034	—
Payable for capital shares redeemed	212,548	27,881	2,184,744
Payable for securities purchased	7,156,999	244,625	—
Payable to Advisor	105,479	66,783	93,585
Payable to other affiliates	23,504	130,010	26,950
Payable to Trustees	1,338	940	940
Other accrued expenses and liabilities	1,805	31,528	29,980
Total Liabilities	19,117,500	3,971,801	2,832,387
Net Assets	$185,440,989	$61,601,967	$264,776,449
Net assets consist of:
Paid-in capital	$157,742,578	$87,378,366	$280,016,782
Accumulated net investment income (loss)	9,818	(104,488)	(981,913)
Accumulated net realized gains (losses) on investments and foreign currency transactions	(609,688)	(29,636,511)	(14,514,341)
Net unrealized appreciation (depreciation) on investments	28,298,281	3,964,600	255,921
Net Assets	$185,440,989	$61,601,967	$264,776,449
Pricing of Class A Shares
Net assets attributable to Class A shares	$82,133,059	$2,576	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	5,902,162	145	—
Net asset value and redemption price per share	$13.92	$17.77	$—
Maximum offering price per share	$14.77	$18.85	$—
Pricing of Class C Shares
Net assets attributable to Class C shares	$12,747,781	$2,574	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	924,579	145	—
Net asset value, offering price and redemption price per share*	$13.79	$17.76 **	$—
Pricing of Class Y Shares
Net assets attributable to Class Y shares	$55,201,771	$2,576	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	3,952,566	145	—
Net asset value, offering price and redemption price per share	$13.97	$17.77	$—

Statements of Assets and Liabilities (Continued)

	Touchstone Small Cap Core Fund	Touchstone Small Cap Value Fund	Touchstone Ultra Short Duration Fixed Income Fund
Pricing of Class Z Shares
Net assets attributable to Class Y shares	$—	$61,591,665	$264,776,449
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	—	3,466,075	27,545,358
Net asset value, offering price and redemption price per share	$—	$17.77	$9.61
Pricing of Institutional Class Shares
Net assets attributable to Institutional Class shares	$35,358,378	$2,576	$—
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	2,536,173	145	—
Net asset value, offering price and redemption price per share	$13.94	$17.77	$—
(A) Includes market value of securities on loan of:	$11,368,663	$3,378,189	$—

*  Redemption price per share varies by length of time shares are held.

**  Amount does not calculate due to rounding.

See accompanying notes to financial statements.

Statements of Operations

For the Period Ended March 31, 2011 (Unaudited)

	Touchstone Capital Appreciation Fund	Touchstone Core Plus Fixed Income Fund	Touchstone Emerging Markets Equity Fund	Touchstone Focused Equity Fund
Investment Income
Dividends from affiliated securities	$597	$968	$15,790	$4,163
Dividends from non-affiliated securities (A)	52,881	—	1,752,155	284,196
Interest	—	566,246	75,524	—
Income from securities loaned	44	186	4,786	3,797
Total Investment Income	53,522	567,400	1,848,255	292,156
Expenses
Investment advisory fees	26,693	55,508	1,348,013	129,968
Distribution expenses, Class A	4,309	4,308	34,715	38,211
Distribution expenses, Class C	2,142	10,641	30,548	1,103
Administration fees	7,118	24,670	247,551	37,134
Professional fees	9,111	8,368	9,238	8,755
Transfer Agent fees, Class A	1,891	1,984	6,523	311
Transfer Agent fees, Class C	135	609	1,603	103
Transfer Agent fees, Class Y	26	299	1,515	156
Transfer Agent fees, Institutional Class	8	62	495	9
Reports to shareholders	5,630	5,759	6,550	7,673
Registration fees, Class A	3,273	3,465	5,829	1,514
Registration fees, Class C	2,718	1,809	2,436	774
Registration fees, Class Y	2,900	1,158	5,991	1,679
Registration fees, Institutional Class	1,278	1,998	6,774	933
Trustees' fees and expenses	3,992	3,992	3,992	3,935
Postage and supplies	2,675	2,272	3,659	2,160
Custodian fees	240	1,533	119,393	11
Compliance fees and expenses	842	804	807	649
Other expenses	593	8,205	9,037	78
Total Expenses	75,574	137,444	1,844,669	235,156
Fees waived by the Administrator	(7,118)	(24,670)	(61,870)	(16,794)
Fees waived and/or expenses reimbursed by the Advisor	(30,817)	(29,525)	—	—
Net Expenses	37,639	83,249	1,782,799	218,362
Net Investment Income (Loss)	15,883	484,151	65,456	73,794
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	21,301	120,001	(1,026,512)	814,324
Net realized gains (losses) from foreign currency transactions	—	(83,627)	(145,358)	—
Net change in unrealized appreciation/depreciation on investments (B)	696,467	(279,297)	8,271,869	2,896,355
Net change in unrealized appreciation/depreciation on foreign currency transactions	—	36,225	7,051	—
Net Realized and Unrealized Gains (Losses) on Investments	717,768	(206,698)	7,107,050	3,710,679
Change in Net Assets Resulting from Operations	$733,651	$277,453	$7,172,506	$3,784,473
(A) Net of foreign tax withholding of:	$—	$—	$67,210	$9,277
(B) Incudes deferred capital gain country tax of:	$—	$—	$303,940	$—

See accompanying notes to financial statements.

Statements of Operations (Continued)

	Touchstone Global Equity Fund	Touchstone Global Real Estate Fund	Touchstone Healthcare and Biotechnology Fund	Touchstone Intermediate Fixed Income Fund
Investment Income
Dividends from affiliated securities	$190	$75	$545	$5,782
Dividends from non-affiliated securities (A)	21,710	86,339	128,591	—
Interest (B)	12	—	—	1,627,270
Income from securities loaned	441	221	5,248	—
Total Investment Income	22,353	86,635	134,384	1,633,052
Expenses
Investment advisory fees	20,386	18,576	126,894	208,981
Distribution expenses, Class A	1,476	1,237	29,097	—
Distribution expenses, Class C	566	642	10,502	—
Administration fees	4,797	4,644	25,379	104,492
Professional fees	11,228	10,791	8,770	14,554
Transfer Agent fees, Class A	1,111	205	12,592	—
Transfer Agent fees, Class C	8	10	1,191	—
Transfer Agent fees, Class Y	33	15	—	—
Transfer Agent fees, Institutional Class	8	9	—	1,000
Reports to shareholders	5,586	5,608	2,293	3,088
Registration fees, Class A	2,525	1,219	3,744	—
Registration fees, Class C	960	1,066	1,750	—
Registration fees, Class Y	1,063	965	—	—
Registration fees, Institutional Class	1,013	949	—	678
Trustees' fees and expenses	3,992	3,992	4,493	4,072
Postage and supplies	2,468	2,394	2,941	1,744
Custodian fees	3,480	21,005	2,613	1,007
Compliance fees and expenses	841	841	700	936
Other expenses	5,178	4,470	4,523	11,110
Total Expenses	66,719	78,638	237,482	351,662
Fees waived by the Administrator	(4,797)	(4,644)	(25,379)	(104,492)
Fees waived and/or expenses reimbursed by the Advisor	(36,266)	(48,192)	(7,612)	(38,283)
Net Expenses	25,656	25,802	204,491	208,887
Net Investment Income (Loss)	(3,303)	60,833	(70,107)	1,424,165
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	253,116	284,595	1,199,771	558,316
Net realized gains (losses) from foreign currency transactions	(3,664)	(607)	—	—
Net change in unrealized appreciation/depreciation on investments	201,570	39,448	3,757,718	(3,020,938)
Net change in unrealized appreciation/depreciation on foreign currency transactions	58	(47)	—	—
Net Realized and Unrealized Gains (Losses) on Investments	451,080	323,389	4,957,489	(2,462,622)
Change in Net Assets Resulting from Operations	$447,777	$384,222	$4,887,382	$(1,038,457)
(A) Net of foreign tax withholding of:	$1,448	$2,259	$6,502	$—
(B) Net of foreign tax withholding of:	$—	$—	$—	$1,388

See accompanying notes to financial statements.

Statements of Operations (Continued)

	Touchstone International Fixed Income Fund	Touchstone Large Cap Relative Value Fund	Touchstone Market Neutral Equity Fund	Touchstone Mid Cap Fund
Investment Income
Dividends from affiliated securities	$354	$337	$1,259	$1,603
Dividends from non-affiliated securities (A)	—	43,391	207,638	867,121
Interest (B)	150,982	—	—	—
Income from securities loaned	—	8	743	14,980
Total Investment Income	151,336	43,736	209,640	883,704
Expenses
Investment advisory fees	26,995	17,488	222,633	489,625
Distribution expenses, Class A	1,601	1,493	847	963
Distribution expenses, Class C	1,998	1,533	935	1,708
Administration fees	9,816	4,996	34,252	122,407
Shareholder servicing fees	—	—	—	312
Professional fees	10,621	7,384	9,228	13,670
Transfer Agent fees, Class A	689	805	377	709
Transfer Agent fees, Class C	19	25	36	203
Transfer Agent fees, Class Y	17	17	247	2,107
Transfer Agent fees, Class Z	—	—	—	945
Transfer Agent fees, Institutional Class	13	17	—	—
Reports to shareholders	5,849	5,664	4,518	6,569
Registration fees, Class A	1,210	1,334	1,622	1,898
Registration fees, Class C	1,150	795	1,029	1,099
Registration fees, Class Y	899	857	1,136	1,027
Registration fees, Class Z	—	—	—	3,682
Registration fees, Institutional Class	814	837	—	—
Trustees' fees and expenses	3,992	3,992	3,992	4,449
Dividend expense on securities sold short	—	—	230,228	—
Postage and supplies	2,090	1,475	2,728	3,147
Custodian fees	2,397	283	10,441	1,437
Compliance fees and expenses	803	799	806	438
Other expenses	3,958	334	2,603	4,064
Total Expenses	74,931	50,128	527,658	660,459
Fees waived by the Administrator	(9,816)	(4,996)	(34,252)	(69,639)
Fees waived and/or expenses reimbursed by the Advisor	(26,028)	(21,089)	(47,293)	—
Net Expenses	39,087	24,043	446,113	590,820
Net Investment Income (Loss)	112,249	19,693	(236,473)	292,884
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	112,601	17,081	(1,603,970)	19,797,750
Net realized gains (losses) from foreign currency transactions	(1,449)	—	—	—
Net change in unrealized appreciation/depreciation on investments	(241,616)	756,361	1,050,342	6,107,914
Net change in unrealized appreciation/depreciation on foreign currency transactions	(26,754)	—	—	—
Net Realized and Unrealized Gains (Losses) on Investments	(157,218)	773,442	(553,628)	25,905,664
Change in Net Assets Resulting from Operations	$(44,969)	$793,135	$(790,101)	$26,198,548
(A) Net of foreign tax withholding of:	$—	$—	$399	$11,666
(B) Net of foreign tax withholding of:	$2,380	$—	$—	$—

See accompanying notes to financial statements.

Statements of Operations (Continued)

	Touchstone Mid Cap Value Fund	Touchstone Premium Yield Equity Fund	Touchstone Sands Capital Select Growth Fund*	Touchstone Short Duration Fixed Income Fund
Investment Income
Dividends from affiliated securities	$718	$1,788	$21,924	$1,186
Dividends from non-affiliated securities (A)	492,876	899,305	2,146,513	—
Interest	—	—	—	647,315
Income from securities loaned	5,324	—	16,889	—
Total Investment Income	498,918	901,093	2,185,326	648,501
Expenses
Investment advisory fees	199,215	162,047	4,242,721	54,674
Distribution expenses, Class A	1,439	30,555	2,054	—
Distribution expenses, Class C	760	37,290	3,668	—
Administration fees	46,875	46,300	890,415	43,740
Shareholder servicing fees	—	—	779,196	26,267
Professional fees	7,258	8,499	36,561	8,426
Transfer Agent fees, Class A	278	2,153	33	—
Transfer Agent fees, Class C	18	1,694	21	—
Transfer Agent fees, Class Y	37	894	36,750	502
Transfer Agent fees, Class Z	—	—	156,622	9,099
Transfer Agent fees, Institutional Class	8	—	—	—
Reports to shareholders	5,649	5,042	16,774	2,255
Registration fees, Class A	1,388	3,209	248	—
Registration fees, Class C	900	2,744	248	—
Registration fees, Class Y	1,224	3,267	8,817	2,058
Registration fees, Class Z	—	—	24,774	4,019
Registration fees, Institutional Class	813	—	—	—
Trustees' fees and expenses	3,992	4,496	4,500	4,496
Postage and supplies	1,435	1,860	5,930	1,911
Custodian fees	1,484	1,059	5,557	541
Compliance fees and expenses	804	761	485	712
Other expenses	580	1,621	77,608	11,013
Total Expenses	274,157	313,491	6,292,982	169,713
Fees waived by the Administrator	(46,875)	(25,586)	(138,086)	(8,956)
Fees waived and/or expenses reimbursed by the Advisor	(14,319)	—	—	—
Net Expenses	212,963	287,905	6,154,896	160,757
Net Investment Income (Loss)	285,955	613,188	(3,969,570)	487,744
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	1,956,591	612,063	14,085,288	45,769
Net realized gains (losses) from foreign currency transactions	—	322	—	—
Net change in unrealized appreciation/depreciation on investments	6,383,775	4,340,472	136,470,542	(442,400)
Net change in unrealized appreciation/depreciation on foreign currency transactions	—	7	—	—
Net Realized and Unrealized Gains (Losses) on Investments	8,340,366	4,952,864	150,555,830	(396,631)
Change in Net Assets Resulting from Operations	$8,626,321	$5,566,052	$146,586,260	$91,113
(A) Net of foreign tax withholding of:	$—	$12,600	$—	$—

*  Class A and Class C represent the period from commencement of operations (November 15, 2010) through March 31, 2011.

See accompanying notes to financial statements.

Statements of Operations (Continued)

	Touchstone Small Cap Core Fund	Touchstone Small Cap Value Fund*	Touchstone Ultra Short Duration Fixed Income Fund
Investment Income
Dividends from affiliated securities	$4,124	$1,794	$39,787
Dividends from non-affiliated securities	808,068	905,969	—
Interest	—	—	2,679,199
Income from securities loaned	24,322	4,739	—
Total Investment Income	836,514	912,502	2,718,986
Expenses
Investment advisory fees	551,872	303,906	321,834
Distribution expenses, Class A	79,324	1	—
Distribution expenses, Class C	44,124	2	—
Administration fees	129,853	63,981	257,470
Shareholder servicing fees	—	79,946	145,676
Professional fees	8,830	9,883	13,268
Transfer Agent fees, Class A	78,564	—	—
Transfer Agent fees, Class C	3,228	—	—
Transfer Agent fees, Class Y	4,749	—	—
Transfer Agent fees, Class Z	—	18,385	29,973
Transfer Agent fees, Institutional Class	125	—	—
Reports to shareholders	8,391	2,973	3,262
Registration fees, Class A	5,563	—	—
Registration fees, Class C	2,761	—	—
Registration fees, Class Y	5,714	—	—
Registration fees, Class Z	—	7,513	25,372
Registration fees, Institutional Class	4,278	—	—
Trustees' fees and expenses	3,993	4,448	4,449
Postage and supplies	5,833	3,126	2,725
Custodian fees	7,182	1,468	2,057
Compliance fees and expenses	603	664	600
Other expenses	18,882	7,529	13,731
Total Expenses	963,869	503,825	820,417
Fees waived by the Administrator	(129,853)	(24,103)	—
Fees waived and/or expenses reimbursed by the Advisor	(11,881)	—	—
Net Expenses	822,135	479,722	820,417
Net Investment Income (Loss)	14,379	432,780	1,898,569
Realized and Unrealized Gains (Losses) on Investments
Net realized gains (losses) from security transactions	(319,468)	19,629,264	44,582
Net change in unrealized appreciation/depreciation on investments	23,461,827	(8,084,215)	(648,002)
Net Realized and Unrealized Gains (Losses) on Investments	23,142,359	11,545,049	(603,420)
Change in Net Assets Resulting from Operations	$23,156,738	$11,977,829	$1,295,149

*  Class A, Class C, Class Y and Institutional Class represent the period from commencement of operations (March 1, 2011) through March 31, 2011.

See accompanying notes to financial statements.

Statements of Changes in Net Assets

	Touchstone Capital Appreciation Fund		Touchstone Core Plus Fixed Income Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
From Operations
Net investment income (loss)	$15,883	$29,449	$484,151	$465,079
Net realized gains (losses) from security transactions	21,301	188,578	120,001	157,838
Net realized gains (losses) from foreign currency transactions	—	—	(83,627)	(85,574)
Net change in unrealized appreciation/depreciation on investments	696,467	(25,684)	(279,297)	749,729
Net change in unrealized appreciation/depreciation from foreign currency transactions	—	—	36,225	(36,484)
Change in Net Assets Resulting from Operations	733,651	192,343	277,453	1,250,588
Distributions to Shareholders
From net investment income, Class A	(9,222)	—	(62,613)	(78,223)
From net investment income, Class C	—	—	(34,923)	(32,961)
From net investment income, Class Y	(939)	(129)	(19,850)	(18,976)
From net investment income, Institutional Class	(25,167)	(7,574)	(412,773)	(366,121)
From net realized gains, Class A	(87,062)	—	(19,926)	—
From net realized gains, Class C	(12,556)	—	(11,556)	—
From net realized gains, Class Y	(3,928)	—	(7,144)	—
From net realized gains, Institutional Class	(85,089)	—	(92,475)	—
Decrease in Net Assets from Distributions to Shareholders	(223,963)	(7,703)	(661,260)	(496,281)
From Capital Share Transactions
Class A
Proceeds from shares sold	1,175,132	2,826,917	480,934	5,206,942
Reinvested distributions	66,084	—	73,124	49,984
Payments for shares redeemed	(136,340)	(105,717)	(2,549,327)	(568,880)
Change in Net Assets from Class A Share Transactions	1,104,876	2,721,200	(1,995,269)	4,688,046
Class C
Proceeds from shares sold	72,910	387,455	638,491	1,874,613
Reinvested distributions	12,030	—	46,054	25,719
Payments for shares redeemed	(961)	(39,304)	(110,569)	(101,511)
Change in Net Assets from Class C Share Transactions	83,979	348,151	573,976	1,798,821
Class Y
Proceeds from shares sold	1,001	172,799	616,054	964,338
Reinvested distributions	4,867	129	27,627	15,361
Payments for shares redeemed	—	(47,635)	(630,538)	(194,457)
Change in Net Assets from Class Y Share Transactions	5,868	125,293	13,143	785,242
Institutional Class
Proceeds from shares sold	—	2,702,500	5,935,931	15,768,550
Reinvested distributions	110,256	7,574	556,468	292,688
Payments for shares redeemed	—	(2,685)	(567,100)	(259,724)
Change in Net Assets from Institutional Class Share Transactions	110,256	2,707,389	5,925,299	15,801,514
Total Increase (Decrease) in Net Assets	1,814,667	6,086,673	4,133,342	23,827,930
Net Assets
Beginning of period	6,086,673	—	23,827,930	—
End of period	$7,901,340	$6,086,673	$27,961,272	$23,827,930
Accumulated Net Investment Income (Loss)	$3,248	$22,693	$(128,988)	$(82,980)

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Emerging Markets Equity Fund		Touchstone Focused Equity Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010 (A)
From Operations
Net investment income (loss)	$65,456	$480,915	$73,794	$14,018
Net realized gains (losses) from security transactions	(1,026,512)	361,300	814,324	24,083
Net realized gains (losses) from foreign currency transactions	(145,358)	(89,588)	—	—
Net change in unrealized appreciation/depreciation on investments	8,271,869	16,993,167	2,896,355	86,200
Net change in unrealized appreciation/depreciation from foreign currency transactions	7,051	689	—	—
Change in Net Assets Resulting from Operations	7,172,506	17,746,483	3,784,473	124,301
Distributions to Shareholders
From net investment income, Class A	(37,637)	—	(6,175)	—
From net investment income, Class C	—	—	(682)	—
From net investment income, Class Y	(105,853)	—	—	—
From net investment income, Institutional Class	(412,012)	—	(29,812)	—
From net realized gains, Class A	(43,040)	—	(6,831)	—
From net realized gains, Class C	(10,387)	—	(1,492)	—
From net realized gains, Class Y	(83,966)	—	(44,364)	—
From net realized gains, Institutional Class	(267,192)	—	(6,070)	—
Decrease in Net Assets from Distributions to Shareholders	(960,087)	—	(95,426)	—
From Capital Share Transactions
Class A
Proceeds from shares sold	34,166,021	10,689,819	89,232,671	916,448
Reinvested distributions	76,185	—	12,845	—
Payments for shares redeemed	(9,273,255)	(1,353,192)	(2,265,162)	(137,021)
Change in Net Assets from Class A Share Transactions	24,968,951	9,336,627	86,980,354	779,427
Class C
Proceeds from shares sold	4,945,431	3,375,452	52,554	191,017
Reinvested distributions	9,846	—	2,174	—
Payments for shares redeemed	(1,434,228)	(177,973)	(160)	(14,936)
Change in Net Assets from Class C Share Transactions	3,521,049	3,197,479	54,568	176,081
Class Y
Proceeds from shares sold	85,625,546	13,519,919	12,785,911	187,471
Reinvested distributions	185,769	—	1,474	—
Payments for shares redeemed	(5,175,416)	(789,864)	(858,136)	—
Change in Net Assets from Class Y Share Transactions	80,635,899	12,730,055	11,929,249	187,471
Institutional Class
Proceeds from shares sold	69,909,263	115,334,491	—	1,700,000
Reinvested distributions	675,282	—	35,882	—
Payments for shares redeemed	(2,265,500)	(5,400,950)	—	(997,308)
Change in Net Assets from Institutional Class Share Transactions	68,319,045	109,933,541	35,882	702,692
Total Increase (Decrease) in Net Assets	183,657,363	152,944,185	102,689,100	1,969,972
Net Assets
Beginning of period	152,944,185	—	1,969,972	—
End of period	$336,601,548	$152,944,185	$104,659,072	$1,969,972
Accumulated Net Investment Income (Loss)	$(97,772)	$392,274	$51,304	$14,179

(A) Represents the period from commencement of operations (December 31, 2009) through September 30, 2010.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Global Equity Fund		Touchstone Global Real Estate Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
From Operations
Net investment income (loss)	$(3,303)	$41,332	$60,833	$95,911
Net realized gains (losses) from security transactions	253,116	(20,378)	284,595	138,925
Net realized gains (losses) from foreign currency transactions	(3,664)	(5,684)	(607)	(865)
Net change in unrealized appreciation/depreciation on investments	201,570	313,249	39,448	318,490
Net change in unrealized appreciation/depreciation from foreign currency transactions	58	345	(47)	(26)
Change in Net Assets Resulting from Operations	447,777	328,864	384,222	552,435
Distributions to Shareholders
From net investment income, Class A	(6,391)	—	(40,586)	(11,322)
From net investment income, Class C	—	—	(4,108)	(2,628)
From net investment income, Class Y	(1,051)	—	(4,971)	(3,504)
From net investment income, Institutional Class	(31,387)	(661)	(126,853)	(72,747)
From net realized gains, Class A	(7,311)	—	(43,479)	—
From net realized gains, Class C	(1,016)	—	(5,042)	—
From net realized gains, Class Y	(1,580)	—	(5,269)	—
From net realized gains, Institutional Class	(29,420)	—	(131,564)	—
Decrease in Net Assets from Distributions to Shareholders	(78,156)	(661)	(361,872)	(90,201)
From Capital Share Transactions
Class A
Proceeds from shares sold	500,442	2,163,712	333,006	1,809,940
Reinvested distributions	13,101	—	39,166	4,131
Payments for shares redeemed	(1,787,065)	(434,302)	(707,129)	(918,136)
Change in Net Assets from Class A Share Transactions	(1,273,522)	1,729,410	(334,957)	895,935
Class C
Proceeds from shares sold	—	102,506	—	107,708
Reinvested distributions	1,016	—	9,134	1,801
Payments for shares redeemed	—	(2,578)	—	(2,579)
Change in Net Assets from Class C Share Transactions	1,016	99,928	9,134	106,930
Class Y
Proceeds from shares sold	29,001	135,007	—	112,416
Reinvested distributions	2,631	—	10,223	2,338
Payments for shares redeemed	(78)	(2,585)	—	(2,587)
Change in Net Assets from Class Y Share Transactions	31,554	132,422	10,223	112,167
Institutional Class
Proceeds from shares sold	16,500	2,902,660	—	2,728,086
Reinvested distributions	60,807	661	258,417	62,162
Payments for shares redeemed	—	(2,585)	(8,829)	(2,805)
Change in Net Assets from Institutional Class Share Transactions	77,307	2,900,736	249,588	2,787,443
Total Increase (Decrease) in Net Assets	(794,024)	5,190,699	(43,662)	4,364,709
Net Assets
Beginning of period	5,190,699	—	4,364,709	—
End of period	$4,396,675	$5,190,699	$4,321,047	$4,364,709
Accumulated Net Investment Income (Loss)	$(6,198)	$35,934	$(99,091)	$16,594

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Healthcare and Biotechnology Fund		Touchstone Intermediate Fixed Income Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
From Operations
Net investment income (loss)	$(70,107)	$(17,235)	$1,424,165	$3,092,916
Net realized gains (losses) from security transactions	1,199,771	5,376,112	558,316	1,261,788
Net realized gains (losses) from foreign currency transactions	—	55	—	—
Net change in unrealized appreciation/depreciation on investments	3,757,718	(3,524,128)	(3,020,938)	4,058,725
Change in Net Assets Resulting from Operations	4,887,382	1,834,804	(1,038,457)	8,413,429
Distributions to Shareholders
From net investment income, Class A	(45,501)	—	—	—
From net investment income, Institutional Class	—	—	(1,476,923)	(3,085,391)
Decrease in Net Assets from Distributions to Shareholders	(45,501)	—	(1,476,923)	(3,085,391)
From Capital Share Transactions
Class A
Proceeds from shares sold	632,578	3,388,085	—	—
Reinvested distributions	41,684	—	—	—
Payments for shares redeemed	(5,749,532)	(15,401,735)	—	—
Change in Net Assets from Class A Share Transactions	(5,075,270)	(12,013,650)	—	—
Class C
Proceeds from shares sold	39,986	71,965	—	—
Payments for shares redeemed	(1,113,455)	(1,246,774)	—	—
Change in Net Assets from Class C Share Transactions	(1,073,469)	(1,174,809)	—	—
Institutional Class
Proceeds from shares sold	—	—	2,576,872	10,603,276
Reinvested distributions	—	—	31,969	70,548
Payments for shares redeemed	—	—	(8,694,497)	(10,588,435)
Change in Net Assets from Institutional Class Share Transactions	—	—	(6,085,656)	85,389
Total Increase (Decrease) in Net Assets	(1,306,858)	(11,353,655)	(8,601,036)	5,413,427
Net Assets
Beginning of period	26,161,599	37,515,254	109,138,409	103,724,982
End of period	$24,854,741	$26,161,599	$100,537,373	$109,138,409
Accumulated Net Investment Income (Loss)	$(115,608)	$—	$(45,896)	$6,862

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone International Fixed Income Fund		Touchstone Large Cap Relative Value Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
From Operations
Net investment income (loss)	$112,249	$122,984	$19,693	$29,177
Net realized gains (losses) from security transactions	112,601	(90,113)	17,081	1,676
Net realized gains (losses) from foreign currency transactions	(1,449)	742,740	—	—
Net change in unrealized appreciation/depreciation on investments	(241,616)	381,935	756,361	333,907
Net change in unrealized appreciation/depreciation from foreign currency transactions	(26,754)	26,743	—	—
Change in Net Assets Resulting from Operations	(44,969)	1,184,289	793,135	364,760
Distributions to Shareholders
From net investment income, Class A	(112,877)	(4,889)	(5,891)	(671)
From net investment income, Class C	(31,399)	(1,083)	(495)	—
From net investment income, Class Y	(37,694)	(1,666)	(1,399)	(375)
From net investment income, Institutional Class	(643,423)	(114,989)	(42,581)	(12,250)
From net realized gains, Class A	(7,028)	—	(238)	—
From net realized gains, Class C	(1,865)	—	(120)	—
From net realized gains, Class Y	(2,365)	—	(51)	—
From net realized gains, Institutional Class	(32,587)	—	(1,372)	—
Decrease in Net Assets from Distributions to Shareholders	(869,238)	(122,627)	(52,147)	(13,296)
From Capital Share Transactions
Class A
Proceeds from shares sold	1,182,890	1,245,905	1,192,579	478,479
Reinvested distributions	114,133	3,105	6,129	234
Payments for shares redeemed	(1,432,518)	(13,119)	(52,506)	(20,601)
Change in Net Assets from Class A Share Transactions	(135,495)	1,235,891	1,146,202	458,112
Class C
Proceeds from shares sold	130,397	435,129	84,408	224,349
Reinvested distributions	33,565	732	615	—
Payments for shares redeemed	(132,767)	(61,506)	—	(5,682)
Change in Net Assets from Class C Share Transactions	31,195	374,355	85,023	218,667
Class Y
Proceeds from shares sold	859,880	243,298	—	102,690
Reinvested distributions	40,234	1,369	1,450	185
Payments for shares redeemed	(499,906)	(65,259)	—	(2,693)
Change in Net Assets from Class Y Share Transactions	400,208	179,408	1,450	100,182
Institutional Class
Proceeds from shares sold	7,363	6,724,021	—	2,708,680
Reinvested distributions	688,648	93,468	43,953	6,070
Payments for shares redeemed	—	(2,501)	—	(2,693)
Change in Net Assets from Institutional Class Share Transactions	696,011	6,814,988	43,953	2,712,057
Total Increase (Decrease) in Net Assets	77,712	9,666,304	2,017,616	3,840,482
Net Assets
Beginning of period	9,666,304	—	3,840,482	—
End of period	$9,744,016	$9,666,304	$5,858,098	$3,840,482
Accumulated Net Investment Income (Loss)	$(84,432)	$628,712	$(13,845)	$16,828

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Market Neutral Equity Fund		Touchstone Mid Cap Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
From Operations
Net investment income (loss)	$(236,473)	$(132,337)	$292,884	$1,008,789
Net realized gains (losses) from security transactions	(1,603,970)	(448,319)	19,797,750	23,865,581
Net realized gains (losses) from foreign currency transactions	—	—	—	—
Net change in unrealized appreciation/depreciation on investments	1,050,342	226,121	6,107,914	(6,883,713)
Change in Net Assets Resulting from Operations	(790,101)	(354,535)	26,198,548	17,990,657
Distributions to Shareholders
From net investment income, Class A	—	—	—	(2,244)
From net investment income, Class Y	—	—	(273,246)	(1,190,969)
From net investment income, Class Z	—	—	—	(9,678)
Decrease in Net Assets from Distributions to Shareholders	—	—	(273,246)	(1,202,891)
From Capital Share Transactions
Class A
Proceeds from shares sold	119,948	1,378,205	91,576	315,759
Reinvested distributions	—	—	—	1,943
Payments for shares redeemed	(107,575)	(742,866)	(119,590)	(136,363)
Change in Net Assets from Class A Share Transactions	12,373	635,339	(28,014)	181,339
Class C
Proceeds from shares sold	47,000	179,574	172,765	74,942
Payments for shares redeemed	(21,885)	(7,513)	(36,484)	(17,589)
Change in Net Assets from Class C Share Transactions	25,115	172,061	136,281	57,353
Class Y
Proceeds from shares sold	2,051,000	32,758,376	13,136,042	4,737,552
Reinvested distributions	—	—	10,151	60,646
Payments for shares redeemed	(274,984)	(27,786)	(47,477,216)	(66,295,717)
Change in Net Assets from Class Y Share Transactions	1,776,016	32,730,590	(34,331,023)	(61,497,519)
Class Z
Proceeds from shares sold	—	—	1,068,913	1,292,972
Reinvested distributions	—	—	—	9,404
Payments for shares redeemed	—	—	(280,378)	(2,500,722)
Change in Net Assets from Class Z Share Transactions	—	—	788,535	(1,198,346)
Total Increase (Decrease) in Net Assets	1,023,403	33,183,455	(7,508,919)	(45,669,407)
Net Assets
Beginning of period	33,183,455	—	125,079,367	170,748,774
End of period	$34,206,858	$33,183,455	$117,570,448	$125,079,367
Accumulated Net Investment Income (Loss)	$(245,638)	$(9,165)	$205,429	$185,791

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Mid Cap Value Fund		Touchstone Premium Yield Equity Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
From Operations
Net investment income (loss)	$285,955	$102,980	$613,188	$1,046,941
Net realized gains (losses) from security transactions	1,956,591	238,449	612,063	50,767
Net realized gains (losses) from foreign currency transactions	—	—	322	—
Net change in unrealized appreciation/depreciation on investments	6,383,775	758,442	4,340,472	2,562,610
Net change in unrealized appreciation/depreciation from foreign currency transactions	—	—	7	(7)
Change in Net Assets Resulting from Operations	8,626,321	1,099,871	5,566,052	3,660,311
Distributions to Shareholders
From net investment income, Class A	(12,618)	(1,976)	(400,040)	(667,836)
From net investment income, Class C	(399)	(432)	(97,524)	(122,960)
From net investment income, Class Y	(10,684)	(2,739)	(252,953)	(223,195)
From net investment income, Institutional Class	(359,244)	(62,130)	—	—
From net realized gains, Class A	(8,176)	—	—	—
From net realized gains, Class C	(1,773)	—	—	—
From net realized gains, Class Y	(8,159)	—	—	—
From net realized gains, Institutional Class	(526,560)	—	—	—
Decrease in Net Assets from Distributions to Shareholders	(927,613)	(67,277)	(750,517)	(1,013,991)
From Capital Share Transactions
Class A
Proceeds from shares sold	2,828,741	510,831	2,632,170	2,968,118
Reinvested distributions	20,893	1,628	422,951	586,882
Payments for shares redeemed	(42,931)	(180,663)	(668,136)	(2,878,322)
Change in Net Assets from Class A Share Transactions	2,806,703	331,796	2,386,985	676,678
Class C
Proceeds from shares sold	21,693	115,187	1,360,364	3,646,302
Reinvested distributions	2,172	432	83,298	76,606
Payments for shares redeemed	—	(2,665)	(1,028,706)	(575,335)
Change in Net Assets from Class C Share Transactions	23,865	112,954	414,956	3,147,573
Class Y
Proceeds from shares sold	1,474,348	531,122	6,883,647	11,881,432
Reinvested distributions	19,766	1,817	250,856	168,237
Payments for shares redeemed	(12,651)	(2,681)	(11,981,612)	(1,417,237)
Change in Net Assets from Class Y Share Transactions	1,481,463	530,258	(4,847,109)	10,632,432
Institutional Class
Proceeds from shares sold	1,748,896	38,539,982	—	—
Reinvested distributions	918,667	29,266	—	—
Payments for shares redeemed	(1,900)	(2,672)	—	—
Change in Net Assets from Institutional Class Share Transactions	2,665,663	38,566,576	—	—
Total Increase (Decrease) in Net Assets	14,676,402	40,574,178	2,770,367	17,103,003
Net Assets
Beginning of period	40,574,178	—	40,851,776	23,748,773
End of period	$55,250,580	$40,574,178	$43,622,143	$40,851,776
Accumulated Net Investment Income (Loss)	$(61,990)	$35,000	$(108,999)	$28,330

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Sands Capital Select Growth Fund		Touchstone Short Duration Fixed Income Fund
	Six Months Ended March 31, 2011 (A) (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
From Operations
Net investment income (loss)	$(3,969,570)	$(3,800,152)	$487,744	$1,260,873
Net realized gains (losses) from security transactions	14,085,288	23,075,415	45,769	91,449
Net change in unrealized appreciation/depreciation on investments	136,470,542	76,755,229	(442,400)	73,170
Change in Net Assets Resulting from Operations	146,586,260	96,030,492	91,113	1,425,492
Distributions to Shareholders
From net investment income, Class Y	—	—	(13,701)	(19,058)
From net investment income, Class Z	—	—	(649,383)	(1,309,105)
Decrease in Net Assets from Distributions to Shareholders	—	—	(663,084)	(1,328,163)
From Capital Share Transactions
Class A
Proceeds from shares sold	7,219,235	—	—	—
Payments for shares redeemed	(35,618)	—	—	—
Change in Net Assets from Class A Share Transactions	7,183,617	—	—	—
Class C
Proceeds from shares sold	3,242,425	—	—	—
Payments for shares redeemed	(12,874)	—	—	—
Change in Net Assets from Class C Share Transactions	3,229,551	—	—	—
Class Y
Proceeds from shares sold	96,261,458	45,593,062	634,287	922,720
Reinvested distributions	—	—	339	10,514
Payments for shares redeemed	(19,863,039)	(26,763,035)	(401,805)	(758,186)
Change in Net Assets from Class Y Share Transactions	76,398,419	18,830,027	232,821	175,048
Class Z
Proceeds from shares sold	286,162,371	257,169,126	4,583,500	7,512,315
Reinvested distributions	—	—	646,529	1,152,025
Payments for shares redeemed	(101,565,776)	(127,486,213)	(6,097,696)	(9,099,002)
Change in Net Assets from Class Z Share Transactions	184,596,595	129,682,913	(867,667)	(434,662)
Total Increase (Decrease) in Net Assets	417,994,442	244,543,432	(1,206,817)	(162,285)
Net Assets
Beginning of period	660,661,319	416,117,887	44,178,311	44,340,596
End of period	$1,078,655,761	$660,661,319	$42,971,494	$44,178,311
Accumulated Net Investment Income (Loss)	$(3,969,570)	$—	$(95,619)	$79,721

(A)  Class A and Class C represent the period from commencement of operations (November 15, 2010) through March 31, 2011.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Small Cap Core Fund		Touchstone Small Cap Value Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (A) (Unaudited)	Year Ended September 30, 2010
From Operations
Net investment income (loss)	$14,379	$204,546	$432,780	$1,786
Net realized gains (losses) from security transactions	(319,468)	(314,666)	19,629,264	11,410,624
Net change in unrealized appreciation/depreciation on investments	23,461,827	4,836,454	(8,084,215)	(3,524,275)
Change in Net Assets Resulting from Operations	23,156,738	4,726,334	11,977,829	7,888,135
Distributions to Shareholders
From net investment income, Class A	(39,812)	—	(17)	—
From net investment income, Class C	—	—	(16)	—
From net investment income, Class Y	(88,009)	—	(18)	—
From net investment income, Class Z	—	—	(593,960)	—
From net investment income, Institutional Class	(45,245)	(9,676)	(18)	—
From net realized gains, Class A	(1,431)	—	—	—
From net realized gains, Class C	(178)	—	—	—
From net realized gains, Class Y	(925)	—	—	—
From net realized gains, Institutional Class	(332)	—	—	—
Decrease in Net Assets from Distributions to Shareholders	(175,932)	(9,676)	(594,029)	—
From Capital Share Transactions
Class A
Proceeds from shares sold	29,189,396	57,444,349	2,500	—
Reinvested distributions	39,727	—	17	—
Payments for shares redeemed	(8,413,290)	(9,088,619)	—	—
Net Increase (Decrease) in Net Assets from Class A Share Transactions	20,815,833	48,355,730	2,517	—
Class C
Proceeds from shares sold	6,725,209	5,255,017	2,500	—
Reinvested distributions	157	—	16	—
Payments for shares redeemed	(646,515)	(229,528)	—	—
Net Increase (Decrease) in Net Assets from Class C Share Transactions	6,078,851	5,025,489	2,516	—
Class Y
Proceeds from shares sold	18,250,121	35,903,813	2,500	—
Reinvested distributions	81,516	—	18	—
Payments for shares redeemed	(4,083,525)	(4,138,193)	—	—
Net Increase (Decrease) in Net Assets from Class Y Share Transactions	14,248,112	31,765,620	2,518	—
Class Z
Proceeds from shares sold	—	—	6,702,689	10,847,236
Reinvested distributions	—	—	582,090	—
Payments for shares redeemed	—	—	(21,629,545)	(38,228,648)
Change in Net Assets from Class Z Share Transactions	—	—	(14,344,766)	(27,381,412)
Institutional Class
Proceeds from shares sold	22,364,907	12,486,385	2,500	—
Reinvested distributions	45,304	9,676	18	—
Payments for shares redeemed	(370,806)	(3,081,576)	—	—
Change in Net Assets from Institutional Class Share Transactions	22,039,405	9,414,485	2,518	—
Total Increase (Decrease) in Net Assets	86,163,007	99,277,982	(2,950,897)	(19,493,277)
Net Assets
Beginning of period	99,277,982	—	64,552,864	84,046,141
End of period	$185,440,989	$99,277,982	$61,601,967	$64,552,864
Accumulated Net Investment Income (Loss)	$9,818	$168,505	$(104,488)	$56,761

(A)  Class A, Class C, Class Y and Institutional Class represent the period from commencement of operations (March 1, 2011) through March 31, 2011.

See accompanying notes to financial statements.

Statements of Changes in Net Assets (Continued)

	Touchstone Ultra Short Duration Fixed Income Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
From Operations
Net investment income (loss)	$1,898,569	$2,565,502
Net realized gains (losses) from security transactions	44,582	194,688
Net change in unrealized appreciation/depreciation on investments	(648,002)	606,191
Change in Net Assets Resulting from Operations	1,295,149	3,366,381
Distributions to Shareholders
From net investment income, Class Z	(3,017,905)	(3,337,850)
From Capital Share Transactions
Class Z
Proceeds from shares sold	145,522,243	193,844,586
Reinvested distributions	2,605,922	2,696,793
Payments for shares redeemed	(118,278,863)	(68,472,264)
Change in Net Assets from Class Z Share Transactions	29,849,302	128,069,115
Total Increase (Decrease) in Net Assets	28,126,546	128,097,646
Net Assets
Beginning of period	236,649,903	108,552,257
End of period	$264,776,449	$236,649,903
Accumulated Net Investment Income (Loss)	$(981,913)	$137,423

See accompanying notes to financial statements.

Financial Highlights

Touchstone Capital Appreciation Fund — Class A

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.61		$10.00
Income (loss) from investment operations:
Net investment income	0.01		0.03
Net realized and unrealized gains on investments	1.18		0.58
Total from investment operations	1.19		0.61
Less distributions:
Dividends from net investment income	(0.03)		—
Distributions from net realized gains	(0.31)		—
Total distributions	(0.34)		—
Net asset value at end of period	$11.46		$10.61
Total return (B)	11.41	% (C)	6.10%
Net assets at end of period (000s)	$4,075		$2,728
Ratio of net expenses to average net assets	1.19	% (D)	1.19%
Ratio of gross expenses to average net assets	2.15	% (D)	2.38%
Ratio of net investment income to average net assets	0.30	% (D)	0.38%
Portfolio turnover rate	14	% (C)	33%

Touchstone Capital Appreciation Fund — Class C

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.53		$10.00
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.03)
Net realized and unrealized gains on investments	1.17		0.56
Total from investment operations	1.15		0.53
Less distributions:
Dividends from net investment income	—		—
Distributions from net realized gains	(0.31)		—
Total distributions	(0.31)		—
Net asset value at end of period	$11.37		$10.53
Total return (B)	11.09	% (C)	5.30%
Net assets at end of period (000s)	$466		$352
Ratio of net expenses to average net assets	1.94	% (D)	1.94%
Ratio of gross expenses to average net assets	3.92	% (D)	2.99%
Ratio of net investment loss to average net assets	(0.45	%) (D)	(0.37%)
Portfolio turnover rate	14	% (C)	33%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Capital Appreciation Fund — Class Y
Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.63		$10.00
Income (loss) from investment operations:
Net investment income	0.02		0.06
Net realized and unrealized gains on investments	1.19		0.58
Total from investment operations	1.21		0.64
Less distributions:
Dividends from net investment income	(0.07)		(0.01)
Distributions from net realized gains	(0.31)		—
Total distributions	(0.38)		(0.01)
Net asset value at end of period	$11.46		$10.63
Total return	11.61	% (B)	6.42%
Net assets at end of period (000s)	$148		$132
Ratio of net expenses to average net assets	0.94	% (C)	0.94%
Ratio of gross expenses to average net assets	5.68	% (C)	2.20%
Ratio of net investment income to average net assets	0.57	% (C)	0.62%
Portfolio turnover rate	14	% (B)	33%

Touchstone Capital Appreciation Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.62		$10.00
Income (loss) from investment operations:
Net investment income	0.04		0.09
Net realized and unrealized gains on investments	1.18		0.56
Total from investment operations	1.22		0.65
Less distributions:
Dividends from net investment income	(0.09)		(0.03)
Distributions from net realized gains	(0.31)		—
Total distributions	(0.40)		(0.03)
Net asset value at end of period	$11.44		$10.62
Total return	11.69	% (B)	6.48%
Net assets at end of period (000s)	$3,212		$2,875
Ratio of net expenses to average net assets	0.79	% (C)	0.79%
Ratio of gross expenses to average net assets	1.67	% (C)	1.94%
Ratio of net investment income to average net assets	0.72	% (C)	0.79%
Portfolio turnover rate	14	% (B)	33%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Core Plus Fixed Income Fund — Class A

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.41		$10.00
Income (loss) from investment operations:
Net investment income	0.17		0.31
Net realized and unrealized gains (losses) on investments	(0.06)		0.42
Total from investment operations	0.11		0.73
Less distributions:
Dividends from net investment income	(0.20)		(0.32)
Distributions from net realized gains	(0.06)		—
Total distributions	(0.26)		(0.32)
Net asset value at end of period	$10.26		$10.41
Total return (B)	1.04	% (C)	7.46%
Net assets at end of period (000s)	$2,769		$4,819
Ratio of net expenses to average net assets	0.95	% (D)	0.95%
Ratio of gross expenses to average net assets	1.46	% (D)	1.60%
Ratio of net investment income to average net assets	3.56	% (D)	3.36%
Portfolio turnover rate	61	% (C)	160%

Touchstone Core Plus Fixed Income Fund — Class C

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.40		$10.00
Income (loss) from investment operations:
Net investment income	0.16		0.24
Net realized and unrealized gains (losses) on investments	(0.09)		0.41
Total from investment operations	0.07		0.65
Less distributions:
Dividends from net investment income	(0.17)		(0.25)
Distributions from net realized gains	(0.06)		—
Total distributions	(0.23)		(0.25)
Net asset value at end of period	$10.24		$10.40
Total return (B)	0.62	% (C)	6.63%
Net assets at end of period (000s)	$2,409		$1,868
Ratio of net expenses to average net assets	1.70	% (D)	1.70%
Ratio of gross expenses to average net assets	2.12	% (D)	2.32%
Ratio of net investment income to average net assets	2.90	% (D)	2.60%
Portfolio turnover rate	61	% (C)	160%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Core Plus Fixed Income Fund — Class Y

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.41		$10.00
Income (loss) from investment operations:
Net investment income	0.20		0.33
Net realized and unrealized gains (losses) on investments	(0.08)		0.42
Total from investment operations	0.12		0.75
Less distributions:
Dividends from net investment income	(0.21)		(0.34)
Distributions from net realized gains	(0.06)		—
Total distributions	(0.27)		(0.34)
Net asset value at end of period	$10.26		$10.41
Total return	1.16	% (B)	7.70%
Net assets at end of period (000s)	$804		$817
Ratio of net expenses to average net assets	0.70	% (C)	0.70%
Ratio of gross expenses to average net assets	1.18	% (C)	1.36%
Ratio of net investment income to average net assets	3.79	% (C)	3.58%
Portfolio turnover rate	61	% (B)	160%

Touchstone Core Plus Fixed Income Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.41		$10.00
Income (loss) from investment operations:
Net investment income	0.21		0.35
Net realized and unrealized gains (losses) on investments	(0.08)		0.43
Total from investment operations	0.13		0.78
Less distributions:
Dividends from net investment income	(0.22)		(0.37)
Distributions from net realized gains	(0.06)		—
Total distributions	(0.28)		(0.37)
Net asset value at end of period	$10.26		$10.41
Total return	1.26	% (B)	7.92%
Net assets at end of period (000s)	$21,979		$16,325
Ratio of net expenses to average net assets	0.50	% (C)	0.50%
Ratio of gross expenses to average net assets	0.93	% (C)	1.23%
Ratio of net investment income to average net assets	4.12	% (C)	3.74%
Portfolio turnover rate	61	% (B)	160%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Emerging Markets Equity Fund — Class A

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$12.68		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.03
Net realized and unrealized gains on investments	0.41		2.65
Total from investment operations	0.39		2.68
Less distributions:
Dividends from net investment income	(0.02)		—
Distributions from net realized gains	(0.02)		—
Total distributions	(0.04)		—
Net asset value at end of period	$13.03		$12.68
Total return (B)	3.06	% (C)	26.80%
Net assets at end of period (000s)	$35,450		$10,343
Ratio of net expenses to average net assets	1.74	% (D)	1.74%
Ratio of gross expenses to average net assets	1.74	% (D)	2.25%
Ratio of net investment income (loss) to average net assets	(0.26	%) (D)	0.76%
Portfolio turnover rate	12	% (C)	8%

Touchstone Emerging Markets Equity Fund — Class C

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$12.58		$10.00
Income (loss) from investment operations:
Net investment loss	(0.05)		(0.00	) (E)
Net realized and unrealized gains on investments	0.38		2.58
Total from investment operations	0.33		2.58
Less distributions:
Dividends from net investment income	—		—
Distributions from net realized gains	(0.02)		—
Total distributions	(0.02)		—
Net asset value at end of period	$12.89		$12.58
Total return (B)	2.64	% (C)	25.80%
Net assets at end of period (000s)	$7,177		$3,590
Ratio of net expenses to average net assets	2.49	% (D)	2.49%
Ratio of gross expenses to average net assets	2.54	% (D)	2.99%
Ratio of net investment loss to average net assets	(1.01	%) (D)	(0.03%)
Portfolio turnover rate	12	% (C)	8%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

(E)  Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Emerging Markets Equity Fund — Class Y

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$12.72		$10.00
Income (loss) from investment operations:
Net investment income	0.01		0.01
Net realized and unrealized gains on investments	0.39		2.71
Total from investment operations	0.40		2.72
Less distributions:
Dividends from net investment income	(0.02)		—
Distributions from net realized gains	(0.02)		—
Total distributions	(0.04)		—
Net asset value at end of period	$13.08		$12.72
Total return	3.26	% (B)	27.10%
Net assets at end of period (000s)	$95,630		$13,597
Ratio of net expenses to average net assets	1.43	% (C)	1.49%
Ratio of gross expenses to average net assets	1.43	% (C)	2.10%
Ratio of net investment income to average net assets	0.08	% (C)	0.86%
Portfolio turnover rate	12	% (B)	8%

Touchstone Emerging Markets Equity Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$12.74		$10.00
Income (loss) from investment operations:
Net investment income	0.00	(D)	0.05
Net realized and unrealized gains on investments	0.40		2.69
Total from investment operations	0.40		2.74
Less distributions:
Dividends from net investment income	(0.03)		—
Distributions from net realized gains	(0.02)		—
Total distributions	(0.05)		—
Net asset value at end of period	$13.09		$12.74
Total return	3.19	% (B)	27.40%
Net assets at end of period (000s)	$198,345		$125,414
Ratio of net expenses to average net assets	1.34	% (C)	1.34%
Ratio of gross expenses to average net assets	1.42	% (C)	1.74%
Ratio of net investment income to average net assets	0.14	% (C)	1.26%
Portfolio turnover rate	12	% (B)	8%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Not annualized.

(C)  Annualized.

(D)  Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Focused Equity Fund — Class A

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Period Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.95		$10.00
Income (loss) from investment operations:
Net investment income	0.06		0.02
Net realized and unrealized gains on investments	1.87		0.93
Total from investment operations	1.93		0.95
Less distributions:
Dividends from net investment income	(0.08)		—
Distributions from net realized gains	(0.09)		—
Total distributions	(0.17)		—
Net asset value at end of period	$12.71		$10.95
Total return (B)	17.80	% (C)	9.40	% (C)
Net assets at end of period (000s)	$90,504		$814
Ratio of net expenses to average net assets	1.20	% (D)	1.20	% (D)
Ratio of gross expenses to average net assets	1.23	% (D)	4.65	% (D)
Ratio of net investment income to average net assets	0.36	% (D)	0.46	% (D)
Portfolio turnover rate	25	% (C)	101	% (C)

Touchstone Focused Equity Fund — Class C

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Period Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.88		$10.00
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.01)
Net realized and unrealized gains on investments	1.91		0.89
Total from investment operations	1.88		0.88
Less distributions:
Dividends from net investment income	(0.04)		—
Distributions from net realized gains	(0.09)		—
Total distributions	(0.13)		—
Net asset value at end of period	$12.63		$10.88
Total return (B)	17.19	% (C)	8.90	% (C)
Net assets at end of period (000s)	$274		$187
Ratio of net expenses to average net assets	1.95	% (D)	1.95	% (D)
Ratio of gross expenses to average net assets	3.25	% (D)	5.45	% (D)
Ratio of net investment loss to average net assets	(0.67	%) (D)	(0.24	%) (D)
Portfolio turnover rate	25	% (C)	101	% (C)

(A)  Represents the period from commencement of operations (December 31, 2009) through September 30, 2010.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Focused Equity Fund — Class Y

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Period Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.96		$10.00
Income (loss) from investment operations:
Net investment income	0.04	(D)	0.04
Net realized and unrealized gains on investments	1.92		0.92
Total from investment operations	1.96		0.96
Less distributions:
Dividends from net investment income	—		—
Distributions from net realized gains	(0.09)		—
Total distributions	(0.09)		—
Net asset value at end of period	$12.83		$10.96
Total return	17.92	% (B)	9.60	% (B)
Net assets at end of period (000s)	$12,975		$201
Ratio of net expenses to average net assets	0.95	% (C)	0.95	% (C)
Ratio of gross expenses to average net assets	1.18	% (C)	4.62	% (C)
Ratio of net investment income to average net assets	0.60	% (C)	0.81	% (C)
Portfolio turnover rate	25	% (B)	101	% (B)

Touchstone Focused Equity Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Period Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.97		$10.00
Income (loss) from investment operations:
Net investment income	0.04		0.17
Net realized and unrealized gains on investments	1.90		0.80
Total from investment operations	1.94		0.97
Less distributions:
Dividends from net investment income	(0.42)		—
Distributions from net realized gains	(0.09)		—
Total distributions	(0.51)		—
Net asset value at end of period	$12.40		$10.97
Total return	18.02	% (B)	9.70	% (B)
Net assets at end of period (000s)	$906		$768
Ratio of net expenses to average net assets	0.80	% (C)	0.80	% (C)
Ratio of gross expenses to average net assets	1.71	% (C)	3.66	% (C)
Ratio of net investment income to average net assets	0.47	% (C)	0.99	% (C)
Portfolio turnover rate	25	% (B)	101	% (B)

(A)  Represents the period from commencement of operations (December 31, 2009) through September 30, 2010.

(B)  Not annualized.

(C)  Annualized.

(D)  Calculated using average shares method.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Global Equity Fund — Class A

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.65		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.03	) (F)	0.04
Net realized and unrealized gains on investments	1.03		0.61
Total from investment operations	1.00		0.65
Less distributions:
Dividends from net investment income	(0.09)		—
Distributions from net realized gains	(0.10)		—
Total distributions	(0.19)		—
Net asset value at end of period	$11.46		$10.65
Total return (B)	9.40	% (C)	6.50%
Net assets at end of period (000s)	$696		$1,857
Ratio of net expenses to average net assets	1.34	% (D)	1.34%
Ratio of gross expenses to average net assets	3.15	% (D)	3.75%
Ratio of net investment income (loss) to average net assets	(0.51	%) (D)	1.56%
Portfolio turnover rate	40	% (C)	68%

Touchstone Global Equity Fund — Class C

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.57		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.06)		0.00	(E)
Net realized and unrealized gains on investments	1.01		0.57
Total from investment operations	0.95		0.57
Less distributions:
Dividends from net investment income	—		—
Distributions from net realized gains	(0.10)		—
Total distributions	(0.10)		—
Net asset value at end of period	$11.42		$10.57
Total return (B)	9.02	% (C)	5.70%
Net assets at end of period (000s)	$115		$106
Ratio of net expenses to average net assets	2.09	% (D)	2.09%
Ratio of gross expenses to average net assets	5.17	% (D)	4.28%
Ratio of net investment income (loss) to average net assets	(1.13	%) (D)	0.02%
Portfolio turnover rate	40	% (C)	68%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

(E)  Amount rounds to less than $0.005 per share.

(F)  Calculated using average shares method.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Global Equity Fund — Class Y

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.68		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.02)		0.09
Net realized and unrealized gains on investments	1.03		0.59
Total from investment operations	1.01		0.68
Less distributions:
Dividends from net investment income	(0.07)		—
Distributions from net realized gains	(0.10)		—
Total distributions	(0.17)		—
Net asset value at end of period	$11.52		$10.68
Total return	9.56	% (B)	6.70%
Net assets at end of period (000s)	$186		$142
Ratio of net expenses to average net assets	1.09	% (C)	1.09%
Ratio of gross expenses to average net assets	3.71	% (C)	3.38%
Ratio of net investment income (loss) to average net assets	(0.11	%) (C)	1.05%
Portfolio turnover rate	40	% (B)	68%

Touchstone Global Equity Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$10.69		$10.00
Income (loss) from investment operations:
Net investment income	0.00	(D)	0.11
Net realized and unrealized gains on investments	1.02		0.58
Total from investment operations	1.02		0.69
Less distributions:
Dividends from net investment income	(0.11)		(0.00	) (D)
Distributions from net realized gains	(0.10)		—
Total distributions	(0.21)		(0.00)
Net asset value at end of period	$11.50		$10.69
Total return	9.54	% (B)	6.93%
Net assets at end of period (000s)	$3,400		$3,086
Ratio of net expenses to average net assets	0.94	% (C)	0.94%
Ratio of gross expenses to average net assets	2.53	% (C)	3.11%
Ratio of net investment income to average net assets	0.02	% (C)	1.18%
Portfolio turnover rate	40	% (B)	68%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Not annualized.

(C)  Annualized.

(D)  Amount rounds to less than $0.005 per share.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Global Real Estate Fund — Class A

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.46		$10.00
Income (loss) from investment operations:
Net investment income	0.13	(E)	0.36
Net realized and unrealized gains on investments	0.81		1.45
Total from investment operations	0.94		1.81
Less distributions:
Dividends from net investment income	(0.46)		(0.35)
Distributions from net realized gains	(0.47)		—
Total distributions	(0.93)		(0.35)
Net asset value at end of period	$11.47		$11.46
Total return (B)	8.60	% (C)	18.54%
Net assets at end of period (000s)	$540		$881
Ratio of net expenses to average net assets	1.39	% (D)	1.39%
Ratio of gross expenses to average net assets	3.61	% (D)	4.27%
Ratio of net investment income to average net assets	2.26	% (D)	2.94%
Portfolio turnover rate	61	% (C)	107%

Touchstone Global Real Estate Fund — Class C

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.50		$10.00
Income (loss) from investment operations:
Net investment income	0.11		0.17
Net realized and unrealized gains on investments	0.79		1.58
Total from investment operations	0.90		1.75
Less distributions:
Dividends from net investment income	(0.37)		(0.25)
Distributions from net realized gains	(0.47)		—
Total distributions	(0.84)		(0.25)
Net asset value at end of period	$11.56		$11.50
Total return (B)	8.16	% (C)	17.75%
Net assets at end of period (000s)	$133		$123
Ratio of net expenses to average net assets	2.14	% (D)	2.14%
Ratio of gross expenses to average net assets	5.80	% (D)	4.60%
Ratio of net investment income to average net assets	1.61	% (D)	1.60%
Portfolio turnover rate	61	% (C)	107%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

(E)  Calculated using average shares method.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Global Real Estate Fund — Class Y

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.53		$10.00
Income (loss) from investment operations:
Net investment income	0.16		0.28
Net realized and unrealized gains on investments	0.81		1.58
Total from investment operations	0.97		1.86
Less distributions:
Dividends from net investment income	(0.43)		(0.33)
Distributions from net realized gains	(0.47)		—
Total distributions	(0.90)		(0.33)
Net asset value at end of period	$11.60		$11.53
Total return	8.76	% (B)	18.90%
Net assets at end of period (000s)	$140		$129
Ratio of net expenses to average net assets	1.14	% (C)	1.14%
Ratio of gross expenses to average net assets	4.58	% (C)	3.62%
Ratio of net investment income to average net assets	2.61	% (C)	2.61%
Portfolio turnover rate	61	% (B)	107%

Touchstone Global Real Estate Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.61		$10.00
Income (loss) from investment operations:
Net investment income	0.17		0.29
Net realized and unrealized gains on investments	0.81		1.59
Total from investment operations	0.98		1.88
Less distributions:
Dividends from net investment income	(0.44)		(0.27)
Distributions from net realized gains	(0.47)		—
Total distributions	(0.91)		(0.27)
Net asset value at end of period	$11.68		$11.61
Total return	8.79	% (B)	19.12%
Net assets at end of period (000s)	$3,509		$3,232
Ratio of net expenses to average net assets	0.99	% (C)	0.99%
Ratio of gross expenses to average net assets	3.18	% (C)	3.34%
Ratio of net investment income to average net assets	2.76	% (C)	2.75%
Portfolio turnover rate	61	% (B)	107%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Healthcare and Biotechnology Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$13.45		$12.72	$15.10	$18.28	$15.91	$16.13
Income (loss) from investment operations:
Net investment income (loss)	(0.03)		0.01	(0.07)	(0.11)	(0.14)	(0.18)
Net realized and unrealized gains (losses) on investments	2.90		0.72	(2.31)	(1.09)	3.10	0.40
Total from investment operations	2.87		0.73	(2.38)	(1.20)	2.96	0.22
Less distributions:
Dividends from net investment income	(0.03)		—	—	—	—	—
Distributions from net realized gains	—		—	—	(1.65)	(0.59)	(0.44)
Distributions from return of capital	—		—	—	(0.33)	—	—
Total distributions	(0.03)		—	—	(1.98)	(0.59)	(0.44)
Net asset value at end of period	$16.29		$13.45	$12.72	$15.10	$18.28	$15.91
Total return (A)	21.35	% (B)	5.74%	(15.76%)	(7.82%)	19.25%	1.37%
Net assets at end of period (000's)	$23,071		$23,696	$34,029	$60,959	$53,295	$55,120
Ratio of net expenses to average net assets	1.55	% (C)	1.55%	1.55%	1.55%	1.67%	1.85	% (D)
Ratio of gross expenses to average net assets	1.80	% (C)	2.13%	1.91%	1.73%	1.80%	1.85%
Ratio of net investment income (loss) to average net assets	(0.49	%) (C)	0.02%	(0.43%)	(0.72%)	(0.63%)	(0.99%)
Portfolio turnover rate	58	% (B)	180%	162%	127%	156%	158%

Touchstone Healthcare and Biotechnology Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,			Period Ended Sept. 30,
	(Unaudited)		2010	2009	2008	2007 (E)
Net asset value at beginning of period	$13.06		$12.44	$14.90	$18.19	$15.98
Income (loss) from investment operations:
Net investment loss	(0.39)		(0.22)	(0.17)	(0.16)	(0.03)
Net realized and unrealized gains (losses) on investments	3.12		0.84	(2.29)	(1.15)	2.83
Total from investment operations	2.73		0.62	(2.46)	(1.31)	2.80
Less distributions:
Distributions from net realized gains	—		—	—	(1.65)	(0.59)
Distributions from return of capital	—		—	—	(0.33)	—
Total distributions	—		—	—	(1.98)	(0.59)
Net asset value at end of period	$15.79		$13.06	$12.44	$14.90	$18.19
Total return (A)	20.90	% (B)	4.98%	(16.51%)	(8.53%)	18.15	% (B)
Net assets at end of period (000s)	$1,783		$2,465	$3,486	$5,929	$1,396
Ratio of net expenses to average net assets	2.30	% (C)	2.30%	2.30%	2.30%	2.23	% (C)
Ratio of gross expenses to average net assets	2.69	% (C)	3.22%	2.93%	2.64%	2.57	% (C)
Ratio of net investment loss to average net assets	(1.21	%) (C)	(0.76%)	(1.17%)	(1.46%)	(1.27	%) (C)
Portfolio turnover rate	58	% (B)	180%	162%	127%	156	% (B)

(A)  Total returns shown exclude the effect of applicable sales loads.

(B)  Not annualized.

(C)  Annualized.

(D)  The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.84%.

(E)  Represents the period from commencement of operations (November 20, 2006) through September 30, 2007.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Intermediate Fixed Income Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011	Year Ended September 30,
	(Unaudited)	2010	2009	2008	2007	2006
Net asset value at beginning of period	$9.16	$8.73	$8.90	$9.51	$9.58	$9.94

Income (loss) from investment operations:

Net investment income	0.12	0.25	0.30	0.44	0.45	0.39
Net realized and unrealized gains (losses) on investments	(0.20)	0.43	(0.17)	(0.60)	(0.07)	(0.12)
Total from investment operations	(0.08)	0.68	0.13	(0.16)	0.38	0.27

Less distributions:

Dividends from net investment income	(0.13)		(0.25)	(0.30)	(0.45)	(0.45)	(0.40)
Distributions from net realized gains	—		—	—	—	—	(0.23)
Total distributions	(0.13)		(0.25)	(0.30)	(0.45)	(0.45)	(0.63)
Net asset value at end of period	$8.95		$9.16	$8.73	$8.90	$9.51	$9.58
Total return	(0.90	%) (A)	7.92%	1.44%	(1.95%)	4.07%	2.87%
Net assets at end of period (000's)	$100,537		$109,138	$103,725	$15,377	$19,485	$21,689
Ratio of net expenses to average net assets	0.40	% (B)	0.40%	0.52%	0.85%	0.87%	0.91	% (C)
Ratio of gross expenses to average net assets	0.67	% (B)	0.69%	0.83%	1.15%	0.99%	0.95%
Ratio of net investment income to average net assets	2.73	% (B)	2.84%	3.12%	4.61%	4.72%	4.13%
Portfolio turnover rate	37	% (A)	71%	125%	62%	71%	62%

(A)  Not annualized.

(B)  Annualized.

(C)  The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.89%.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone International Fixed Income Fund — Class A

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.38		$10.00
Income (loss) from investment operations:
Net investment income	0.08		0.12
Net realized and unrealized gains (losses) on investments	(0.12)		1.38
Total from investment operations	(0.04)		1.50
Less distributions:
Dividends from net investment income	(0.89)		(0.12)
Distributions from net realized gains	(0.05)		—
Total distributions	(0.94)		(0.12)
Net asset value at end of period	$10.40		$11.38
Total return (B)	(0.23	%) (C)	15.15%
Net assets at end of period (000s)	$1,026		$1,319
Ratio of net expenses to average net assets	1.09	% (D)	1.09%
Ratio of gross expenses to average net assets	1.86	% (D)	2.47%
Ratio of net investment income to average net assets	2.77	% (D)	1.39%
Portfolio turnover rate	34	% (C)	160%

Touchstone International Fixed Income Fund — Class C

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.37		$10.00
Income (loss) from investment operations:
Net investment income	0.06		0.05
Net realized and unrealized gains (losses) on investments	(0.14)		1.37
Total from investment operations	(0.08)		1.42
Less distributions:
Dividends from net investment income	(0.85)		(0.05)
Distributions from net realized gains	(0.05)		—
Total distributions	(0.90)		(0.05)
Net asset value at end of period	$10.39		$11.37
Total return (B)	(0.60	%) (C)	14.29%
Net assets at end of period (000s)	$399		$407
Ratio of net expenses to average net assets	1.84	% (D)	1.84%
Ratio of gross expenses to average net assets	2.94	% (D)	3.16%
Ratio of net investment income to average net assets	1.41	% (D)	0.59%
Portfolio turnover rate	34	% (C)	160%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone International Fixed Income Fund — Class Y

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.37		$10.00
Income (loss) from investment operations:
Net investment income	0.09	(D)	0.16
Net realized and unrealized gains (losses) on investments	(0.11)		1.37
Total from investment operations	(0.02)		1.53
Less distributions:
Dividends from net investment income	(0.91)		(0.16)
Distributions from net realized gains	(0.05)		—
Total distributions	(0.96)		(0.16)
Net asset value at end of period	$10.39		$11.37
Total return	(0.08	%) (B)	15.41%
Net assets at end of period (000s)	$554		$193
Ratio of net expenses to average net assets	0.84	% (C)	0.84%
Ratio of gross expenses to average net assets	1.75	% (C)	2.50%
Ratio of net investment income to average net assets	1.81	% (C)	1.52%
Portfolio turnover rate	34	% (B)	160%

Touchstone International Fixed Income Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.37		$10.00
Income (loss) from investment operations:
Net investment income	0.11		0.17
Net realized and unrealized gains (losses) on investments	(0.13)		1.37
Total from investment operations	(0.02)		1.54
Less distributions:
Dividends from net investment income	(0.91)		(0.17)
Distributions from net realized gains	(0.05)		—
Total distributions	(0.96)		(0.17)
Net asset value at end of period	$10.39		$11.37
Total return	(0.01	%) (B)	15.59%
Net assets at end of period (000s)	$7,766		$7,746
Ratio of net expenses to average net assets	0.69	% (C)	0.69%
Ratio of gross expenses to average net assets	1.38	% (C)	1.64%
Ratio of net investment income to average net assets	2.28	% (C)	1.67%
Portfolio turnover rate	34	% (B)	160%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Not annualized.

(C)  Annualized.

(D)  Calculated using average shares method.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Large Cap Relative Value Fund — Class A

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.11		$10.00
Income (loss) from investment operations:
Net investment income	0.03	(C)	0.05
Net realized and unrealized gains on investments	2.02		1.08
Total from investment operations	2.05		1.13
Less distributions:
Dividends from net investment income	(0.04)		(0.02)
Distributions from net realized gains	(0.01)		—
Total distributions	(0.05)		(0.02)
Net asset value at end of period	$13.11		$11.11
Total return (B)	18.45	% (D)	11.34%
Net assets at end of period (000s)	$1,776		$476
Ratio of net expenses to average net assets	1.19	% (E)	1.19%
Ratio of gross expenses to average net assets	2.34	% (E)	3.22%
Ratio of net investment income to average net assets	0.49	% (E)	0.52%
Portfolio turnover rate	1	% (D)	2%

Touchstone Large Cap Relative Value Fund — Class C

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.05		$10.00
Income (loss) from investment operations:
Net investment loss	(0.01	) (C)	(0.02)
Net realized and unrealized gains on investments	2.02		1.07
Total from investment operations	2.01		1.05
Less distributions:
Dividends from net investment income	(0.02)		—
Distributions from net realized gains	(0.01)		—
Total distributions	(0.03)		—
Net asset value at end of period	$13.03		$11.05
Total return (B)	18.14	% (D)	10.50%
Net assets at end of period (000s)	$365		$235
Ratio of net expenses to average net assets	1.94	% (E)	1.94%
Ratio of gross expenses to average net assets	3.23	% (E)	3.69%
Ratio of net investment loss to average net assets	(0.19	%) (E)	(0.24%)
Portfolio turnover rate	1	% (D)	2%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Calculated using average shares method.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Large Cap Relative Value Fund — Class Y

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.12		$10.00
Income (loss) from investment operations:
Net investment income	0.05		0.09
Net realized and unrealized gains on investments	2.03		1.07
Total from investment operations	2.08		1.16
Less distributions:
Dividends from net investment income	(0.14)		(0.04)
Distributions from net realized gains	(0.01)		—
Total distributions	(0.15)		(0.04)
Net asset value at end of period	$13.05		$11.12
Total return	18.70	% (B)	11.58%
Net assets at end of period (000s)	$132		$112
Ratio of net expenses to average net assets	0.94	% (C)	0.94%
Ratio of gross expenses to average net assets	3.08	% (C)	2.77%
Ratio of net investment income to average net assets	0.83	% (C)	0.78%
Portfolio turnover rate	1	% (B)	2%

Touchstone Large Cap Relative Value Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.13		$10.00
Income (loss) from investment operations:
Net investment income	0.06		0.10
Net realized and unrealized gains on investments	2.03		1.08
Total from investment operations	2.09		1.18
Less distributions:
Dividends from net investment income	(0.16)		(0.05)
Distributions from net realized gains	(0.01)		—
Total distributions	(0.17)		(0.05)
Net asset value at end of period	$13.05		$11.13
Total return	18.75	% (B)	11.76%
Net assets at end of period (000s)	$3,584		$3,018
Ratio of net expenses to average net assets	0.79	% (C)	0.79%
Ratio of gross expenses to average net assets	1.73	% (C)	2.48%
Ratio of net investment income to average net assets	0.98	% (C)	0.93%
Portfolio turnover rate	1	% (B)	2%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Market Neutral Equity Fund — Class A

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$9.73		$10.00
Income (loss) from investment operations:
Net investment loss	(0.08)		(0.13)
Net realized and unrealized losses on investments	(0.15)		(0.14)
Total from investment operations	(0.23)		(0.27)
Net asset value at end of period	$9.50		$9.73
Total return (B)	(2.36	%) (C)	(2.70%)
Net assets at end of period (000s)	$605		$610
Ratio of net expenses to average net assets (including dividend expense on securities sold short)	2.75	% (D)	2.79%
Ratio of net expenses to average net assets (excluding dividend expense on securities sold short)	1.50	% (D)	1.61%
Ratio of gross expenses to average net assets (including dividend expense on securities sold short)	3.78	% (D)	3.89%
Ratio of gross expenses to average net assets (excluding dividend expense on securities sold short)	2.53	% (D)	2.70%
Ratio of net investment loss to average net assets	(1.54	%) (D)	(1.38%)
Portfolio turnover rate	61	% (C)	377%

Touchstone Market Neutral Equity Fund — Class C

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$9.66		$10.00
Income (loss) from investment operations:
Net investment loss	(0.10)		(0.16)
Net realized and unrealized losses on investments	(0.16)		(0.18)
Total from investment operations	(0.26)		(0.34)
Net asset value at end of period	$9.40		$9.66
Total return (B)	(2.69	%) (C)	(3.40%)
Net assets at end of period (000s)	$187		$168
Ratio of net expenses to average net assets (including dividend expense on securities sold short)	3.60	% (D)	3.40%
Ratio of net expenses to average net assets (excluding dividend expense on securities sold short)	2.25	% (D)	2.37%
Ratio of gross expenses to average net assets (including dividend expense on securities sold short)	5.19	% (D)	4.48%
Ratio of gross expenses to average net assets (excluding dividend expense on securities sold short)	3.84	% (D)	3.44%
Ratio of net investment loss to average net assets	(2.37	%) (D)	(2.18%)
Portfolio turnover rate	61	% (C)	377%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Market Neutral Equity Fund — Class Y

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$9.75		$10.00
Income (loss) from investment operations:
Net investment loss	(0.07)		(0.04)
Net realized and unrealized losses on investments	(0.14)		(0.21)
Total from investment operations	(0.21)		(0.25)
Net asset value at end of period	$9.54		$9.75
Total return	(2.15	%) (B)	(2.50%)
Net assets at end of period (000s)	$33,414		$32,406
Ratio of net expenses to average net assets (including dividend expense on securities sold short)	2.60	% (C)	2.48%
Ratio of net expenses to average net assets (excluding dividend expense on securities sold short)	1.25	% (C)	1.38%
Ratio of gross expenses to average net assets (including dividend expense on securities sold short)	3.05	% (C)	3.39%
Ratio of gross expenses to average net assets (excluding dividend expense on securities sold short)	1.71	% (C)	2.29%
Ratio of net investment loss to average net assets	(1.37	%) (C)	(1.15%)
Portfolio turnover rate	61	% (B)	377%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Mid Cap Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,			Period Ended Sept. 30,
	(Unaudited)		2010	2009	2008	2007 (A)
Net asset value at beginning of period	$12.67		$11.20	$13.07	$17.86	$18.14
Income (loss) from investment operations:
Net investment income (loss)	0.02	(F)	0.29	0.04	(0.02)	(0.00	) (B)
Net realized and unrealized gains (losses) on investments	2.97		1.24	(1.85)	(4.60)	(0.28)
Total from investment operations	2.99		1.53	(1.81)	(4.62)	(0.28)
Less distributions:
Dividends from net investment income	—		(0.06)	(0.03)	—	—
Distributions from net realized gains	—		—	(0.03)	(0.17)	—
Total distributions	—		(0.06)	(0.06)	(0.17)	—
Net asset value at end of period	$15.66		$12.67	$11.20	$13.07	$17.86
Total return (C)	23.60	% (D)	13.72%	(13.81%)	(26.11%)	(1.54	%) (D)
Net assets at end of period (000s)	$820		$685	$453	$159	$210
Ratio of net expenses to average net assets	1.21	% (E)	1.21%	1.15%	1.15%	0.94	% (E)
Ratio of gross expenses to average net assets	1.98	% (E)	2.84%	3.84%	4.09%	14.21	% (E)
Ratio of net investment income (loss) to average net assets	0.23	% (E)	0.34%	0.39%	(0.16%)	(0.09	%) (E)
Portfolio turnover rate	58	% (D)	132%	187%	157%	193	% (D)

Touchstone Mid Cap Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,			Period Ended Sept. 30,
	(Unaudited)		2010	2009	2008	2007 (A)
Net asset value at beginning of period	$12.58		$11.19	$13.12	$17.84	$18.14
Loss from investment operations:
Net investment loss	(0.01)		(0.04)	(0.03)	(0.15)	(0.02)
Net realized and unrealized gains (losses) on investments	2.92		1.43	(1.87)	(4.40)	(0.28)
Total from investment operations	2.91		1.39	(1.90)	(4.55)	(0.30)
Less distributions:
Distributions from net realized gains	—		—	(0.03)	(0.17)	—
Net asset value at end of period	$15.49		$12.58	$11.19	$13.12	$17.84
Total return (C)	23.13	% (D)	12.42%	(14.47%)	(25.74%)	(1.65	%) (D)
Net assets at end of period (000s)	$456		$249	$169	$30	$36
Ratio of net expenses to average net assets	1.96	% (E)	1.94%	1.90%	1.90%	1.35	% (E)
Ratio of gross expenses to average net assets	2.81	% (E)	4.57%	6.99%	31.40%	28.68	% (E)
Ratio of net investment loss to average net assets	(0.53	%) (E)	(0.40%)	(0.38%)	(0.91%)	(0.51	%) (E)
Portfolio turnover rate	58	% (D)	132%	187%	157%	193	% (D)

(A)  Represents the period from commencement of operations (May 14, 2007) through September 30, 2007.

(B)  Amount rounds to less than $0.005 per share.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized.

(F)  Calculated using average shares method.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Mid Cap Fund — Class Y

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$12.68		$11.25	$13.14	$17.91	$15.28	$15.36
Income (loss) from investment operations:
Net investment income	0.04		0.08	0.07	0.01	0.11	0.04
Net realized and unrealized gains (losses) on investments	2.96		1.44	(1.88)	(4.61)	2.65	1.00
Total from investment operations	3.00		1.52	(1.81)	(4.60)	2.76	1.04
Less distributions:
Dividends from net investment income	(0.03)		(0.09)	(0.05)	—	(0.13)	(0.03)
Distributions from net realized gains	—		—	(0.03)	(0.17)	—	(1.09)
Total distributions	(0.03)		(0.09)	(0.08)	(0.17)	(0.13)	(1.12)
Net asset value at end of period	$15.65		$12.68	$11.25	$13.14	$17.91	$15.28
Total return	23.70	% (A)	13.58%	(13.68%)	(25.92%)	18.13%	7.10%
Net assets at end of period (000s)	$114,721		$123,493	$168,313	$422,356	$482,047	$87,032
Ratio of net expenses to average net assets	0.96	% (B)	0.94%	0.90%	0.90%	0.90%	0.91	% (C)
Ratio of gross expenses to average net assets	1.06	% (B)	1.07%	1.05%	1.03%	1.06%	1.81%
Ratio of net investment income to average net assets	0.48	% (B)	0.71%	0.61%	0.09%	0.39%	0.82%
Portfolio turnover rate	58	% (A)	132%	187%	157%	193%	323%

Touchstone Mid Cap Fund — Class Z

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,				Period Ended Sept. 30,
	(Unaudited)		2010	2009	2008	2007	2006 (D)
Net asset value at beginning of period	$12.59		$11.18	$13.05	$17.85	$15.26	$16.73
Income (loss) from investment operations:
Net investment income (loss)	0.02		0.02	0.03	(0.08)	0.09	0.01
Net realized and unrealized gains (losses) on investments	2.96		1.45	(1.84)	(4.55)	2.62	(1.48)
Total from investment operations	2.98		1.47	(1.81)	(4.63)	2.71	(1.47)
Less distributions:
Dividends from net investment income	—		(0.06)	(0.03)	—	(0.12)	—
Distributions from net realized gains	—		—	(0.03)	(0.17)	—	—
Total distributions	—		(0.06)	(0.06)	(0.17)	(0.12)	—
Net asset value at end of period	$15.57		$12.59	$11.18	$13.05	$17.85	$15.26
Total return	23.59	% (A)	13.20%	(13.83%)	(26.18%)	17.84%	(8.79	%) (A)
Net assets at end of period (000s)	$1,574		$652	$1,814	$3,267	$15,203	$350
Ratio of net expenses to average net assets	1.21	% (B)	1.19%	1.15%	1.15%	1.14%	1.16	% (B)(E)
Ratio of gross expenses to average net assets	2.61	% (B)	2.14%	2.22%	1.48%	1.25%	1.82	% (B)
Ratio of net investment income (loss) to average net assets	0.25	% (B)	0.45%	0.39%	(0.27%)	0.12%	0.65	% (B)
Portfolio turnover rate	58	% (A)	132%	187%	157%	193%	323	% (A)

(A)  Not annualized

(B)  Annualized.

(C)  The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 0.90%.

(D)  Represents the period from commencement of operations (April 24, 2006) through September 30, 2006.

(E)  The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.15%.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund — Class A

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.76		$10.00
Income (loss) from investment operations:
Net investment income	0.04		0.12
Net realized and unrealized gains on investments	2.36		1.74
Total from investment operations	2.40		1.86
Less distributions:
Dividends from net investment income	(0.08)		(0.10)
Distributions from net realized gains	(0.16)		—
Total distributions	(0.24)		(0.10)
Net asset value at end of period	$13.92		$11.76
Total return (B)	20.54	% (C)	18.70%
Net assets at end of period (000s)	$3,305		$345
Ratio of net expenses to average net assets	1.29	% (D)	1.29%
Ratio of gross expenses to average net assets	1.69	% (D)	3.07%
Ratio of net investment income to average net assets	1.19	% (D)	1.07%
Portfolio turnover rate	29	% (C)	45%

Touchstone Mid Cap Value Fund — Class C

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.74		$10.00
Income (loss) from investment operations:
Net investment income	0.01		0.03
Net realized and unrealized gains on investments	2.33		1.75
Total from investment operations	2.34		1.78
Less distributions:
Dividends from net investment income	(0.03)		(0.04)
Distributions from net realized gains	(0.16)		—
Total distributions	(0.19)		(0.04)
Net asset value at end of period	$13.89		$11.74
Total return (B)	20.06	% (C)	17.88%
Net assets at end of period (000s)	$181		$132
Ratio of net expenses to average net assets	2.04	% (D)	2.04%
Ratio of gross expenses to average net assets	3.34	% (D)	3.86%
Ratio of net investment income to average net assets	0.09	% (D)	0.27%
Portfolio turnover rate	29	% (C)	45%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Mid Cap Value Fund — Class Y

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.79		$10.00
Income (loss) from investment operations:
Net investment income	0.05		0.14
Net realized and unrealized gains on investments	2.37		1.76
Total from investment operations	2.42		1.90
Less distributions:
Dividends from net investment income	(0.09)		(0.11)
Distributions from net realized gains	(0.16)		—
Total distributions	(0.25)		(0.11)
Net asset value at end of period	$13.96		$11.79
Total return	20.68	% (B)	19.07%
Net assets at end of period (000s)	$2,221		$589
Ratio of net expenses to average net assets	1.04	% (C)	1.04%
Ratio of gross expenses to average net assets	1.38	% (C)	3.19%
Ratio of net investment income to average net assets	1.28	% (C)	1.40%
Portfolio turnover rate	29	% (B)	45%

Touchstone Mid Cap Value Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.83		$10.00
Income (loss) from investment operations:
Net investment income	0.08		0.10
Net realized and unrealized gains on investments	2.35		1.82
Total from investment operations	2.43		1.92
Less distributions:
Dividends from net investment income	(0.10)		(0.09)
Distributions from net realized gains	(0.16)		—
Total distributions	(0.26)		(0.09)
Net asset value at end of period	$14.00		$11.83
Total return	20.79	% (B)	19.25%
Net assets at end of period (000s)	$49,544		$39,509
Ratio of net expenses to average net assets	0.89	% (C)	0.89%
Ratio of gross expenses to average net assets	1.14	% (C)	1.93%
Ratio of net investment income to average net assets	1.22	% (C)	1.66%
Portfolio turnover rate	29	% (B)	45%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund — Class A

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,		Period Ended Sept. 30,
	(Unaudited)		2010	2009	2008 (A)
Net asset value at beginning of period	$6.48		$5.93	$7.56	$10.00
Income (loss) from investment operations:
Net investment income	0.09		0.21	0.22	0.33
Net realized and unrealized gains (losses) on investments	0.73		0.54	(1.64)	(2.44)
Total from investment operations	0.82		0.75	(1.42)	(2.11)
Less distributions:
Dividends from net investment income	(0.11)		(0.20)	(0.21)	(0.32)
Distributions from return of capital	—		—	—	(0.01)
Total distributions	(0.11)		(0.20)	(0.21)	(0.33)
Net asset value at end of period	$7.19		$6.48	$5.93	$7.56
Total return (B)	12.76	% (C)	12.82%	(18.40%)	(21.48	%) (C)
Net assets at end of period (000s)	$27,347		$22,441	$19,879	$19,411
Ratio of net expenses to average net assets	1.20	% (D)	1.20%	1.20%	1.20	% (D)
Ratio of gross expenses to average net assets	1.30	% (D)	1.40%	1.55%	1.53	% (D)
Ratio of net investment income to average net assets	2.69	% (D)	3.30%	3.97%	4.68	% (D)
Portfolio turnover rate	34	% (C)	29%	30%	181	% (C)

Touchstone Premium Yield Equity Fund — Class C

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,		Period Ended Sept. 30,
	(Unaudited)		2010	2009	2008 (A)
Net asset value at beginning of period	$6.49		$5.93	$7.56	$10.00
Income (loss) from investment operations:
Net investment income	0.07		0.16	0.10	0.29
Net realized and unrealized gains (losses) on investments	0.71		0.55	(1.55)	(2.45)
Total from investment operations	0.78		0.71	(1.45)	(2.16)
Less distributions:
Dividends from net investment income	(0.09)		(0.15)	(0.18)	(0.27)
Distributions from return of capital	—		—	—	(0.01)
Total distributions	(0.09)		(0.15)	(0.18)	(0.28)
Net asset value at end of period	$7.18		$6.49	$5.93	$7.56
Total return (B)	12.08	% (C)	12.11%	(18.96%)	(21.95	%) (C)
Net assets at end of period (000s)	$8,046		$6,870	$3,319	$567
Ratio of net expenses to average net assets	1.95	% (D)	1.95%	1.95%	1.94	% (D)
Ratio of gross expenses to average net assets	2.12	% (D)	2.23%	3.08%	5.31	% (D)
Ratio of net investment income to average net assets	1.94	% (D)	2.60%	2.80%	3.93	% (D)
Portfolio turnover rate	34	% (C)	29%	30%	181	% (C)

(A)  Represents the period from commencement of operations (December 3, 2007) through September 30, 2008.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Premium Yield Equity Fund — Class Y

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,		Period Ended Sept. 30,
	(Unaudited)		2010	2009	2008 (A)
Net asset value at beginning of period	$6.47		$5.92	$7.55	$8.30
Income (loss) from investment operations:
Net investment income	0.08		0.22	0.22	0.04
Net realized and unrealized gains (losses) on investments	0.74		0.54	(1.62)	(0.73)
Total from investment operations	0.82		0.76	(1.40)	(0.69)
Less distributions:
Dividends from net investment income	(0.12)		(0.21)	(0.23)	(0.05)
Distributions from return of capital	—		—	—	(0.01)
Total distributions	(0.12)		(0.21)	(0.23)	(0.06)
Net asset value at end of period	$7.17		$6.47	$5.92	$7.55
Total return	12.74	% (B)	13.14%	(18.22%)	(8.37	%) (B)
Net assets at end of period (000s)	$8,230		$11,540	$551	$2
Ratio of net expenses to average net assets	0.95	% (C)	0.95%	0.95%	0.90	% (C)
Ratio of gross expenses to average net assets	1.06	% (C)	1.53%	13.70%	453.70	% (C)
Ratio of net investment income to average net assets	2.94	% (C)	3.77%	2.97%	3.16	% (C)
Portfolio turnover rate	34	% (B)	29%	30%	181	% (B)

(A)  Represents the period from commencement of operations (August 12, 2008) through September 30, 2008.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund — Class A

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended March 31, 2011 (A) (Unaudited)
Net asset value at beginning of period	$9.39
Income (loss) from investment operations:
Net investment loss	(0.01)
Net realized and unrealized gains (losses) on investments	1.06
Total from investment operations	1.05
Net asset value at end of period	$10.44
Total return (B)	11.18	% (C)
Net assets at end of period (000s)	$7,281
Ratio of net expenses to average net assets	1.42	% (D)
Ratio of gross expenses to average net assets	1.44	% (D)
Ratio of net investment loss to average net assets	(0.94	%) (D)
Portfolio turnover rate	12	% (C)

Touchstone Sands Capital Select Growth Fund — Class C

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended March 31, 2011 (A) (Unaudited)
Net asset value at beginning of period	$9.39
Income (loss) from investment operations:
Net investment loss	(0.02)
Net realized and unrealized gains (losses) on investments	1.05
Total from investment operations	1.03
Net asset value at end of period	$10.42
Total return (B)	10.97	% (C)
Net assets at end of period (000s)	$3,237
Ratio of net expenses to average net assets	2.16	% (D)
Ratio of gross expenses to average net assets	2.23	% (D)
Ratio of net investment loss to average net assets	(1.67	%) (D)
Portfolio turnover rate	12	% (C)

(A)  Represents the period from commencement of operations (November 15, 2010) through March 31, 2011.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Sands Capital Select Growth Fund — Class Y

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$8.83		$7.34	$6.86	$9.15	$7.60	$7.81
Income (loss) from investment operations:
Net investment loss	(0.08)		(0.07)	(0.03)	(0.06)	(0.05)	(0.06)
Net realized and unrealized gains (losses) on investments	1.86		1.56	0.51	(2.23)	1.60	(0.15)
Total from investment operations	1.78		1.49	0.48	(2.29)	1.55	(0.21)
Net asset value at end of period	$10.61		$8.83	$7.34	$6.86	$9.15	$7.60
Total return	20.02	% (A)	20.44%	7.00%	(25.03%)	20.39%	(2.69%)
Net assets at end of period (000s)	$223,673		$120,333	$82,918	$130,920	$213,672	$182,001
Ratio of net expenses to average net assets	1.20	% (B)	1.22%	0.98%	1.16%	1.03%	1.10%
Ratio of gross expenses to average net assets	1.24	% (B)	1.28%	1.05%	1.19%	1.03%	1.23%
Ratio of net investment loss to average net assets	(0.71	%) (B)	(0.52%)	(0.48%)	(0.59%)	(0.67%)	(0.74%)
Portfolio turnover rate	12	% (A)	27%	50%	39%	24%	24%

Touchstone Sands Capital Select Growth Fund — Class Z

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$8.70		$7.24	$6.79	$9.08	$7.57	$7.80
Income (loss) from investment operations:
Net investment loss	(0.03)		(0.04)	(0.04)	(0.06)	(0.09)	(0.05)
Net realized and unrealized gains (losses) on investments	1.77		1.50	0.49	(2.23)	1.60	(0.18)
Total from investment operations	1.74		1.46	0.45	(2.29)	1.51	(0.23)
Net asset value at end of period	$10.44		$8.70	$7.24	$6.79	$9.08	$7.57
Total return	20.00	% (A)	20.17%	6.63%	(25.22%)	19.95%	(2.95%)
Net assets at end of period (000s)	$844,465		$540,329	$333,200	$363,955	$380,025	$365,390
Ratio of net expenses to average net assets	1.42	% (B)	1.47%	1.23%	1.41%	1.29%	1.35%
Ratio of gross expenses to average net assets	1.45	% (B)	1.53%	1.32%	1.43%	1.35%	1.48%
Ratio of net investment loss to average net assets	(0.93	%) (B)	(0.79%)	(0.74%)	(0.85%)	(0.92%)	(0.99%)
Portfolio turnover rate	12	% (A)	27%	50%	39%	24%	24%

(A)  Not annualized.

(B)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Short Duration Fixed Income Fund — Class Y

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010	Period Ended Sept. 30, 2009 (A)
Net asset value at beginning of period	$9.97		$9.95	$9.79
Income from investment operations:
Net investment income	0.12		0.32	0.13
Net realized and unrealized gains (losses) on investments	(0.09)		0.03	0.16
Total from investment operations	0.03		0.35	0.29
Less distributions:
Dividends from net investment income	(0.16)		(0.33)	(0.13)
Net asset value at end of period	$9.84		$9.97	$9.95
Total return	0.32	% (B)	3.61%	3.02	% (B)
Net assets at end of period (000's)	$988		$767	$592
Ratio of net expenses to average net assets	0.49	% (C)	0.49%	0.48	% (C)
Ratio of gross expenses to average net assets	1.19	% (C)	3.98%	1.49	% (C)
Ratio of net investment income to average net assets	2.48	% (C)	3.22%	3.03	% (C)
Portfolio turnover rate	21	% (B)	45%	79	% (B)

Touchstone Short Duration Fixed Income Fund — Class Z

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$9.96		$9.94	$9.59	$9.81	$9.76	$9.87
Income (loss) from investment operations:
Net investment income	0.11		0.29	0.32	0.45	0.45	0.38
Net realized and unrealized gains (losses) on investments	(0.08)		0.04	0.35	(0.22)	0.05	(0.07)
Total from investment operations	0.03		0.33	0.67	0.23	0.50	0.31
Less distributions:
Dividends from net investment income	(0.15)		(0.31)	(0.32)	(0.45)	(0.45)	(0.42)
Net asset value at end of period	$9.84		$9.96	$9.94	$9.59	$9.81	$9.76
Total return	0.30	% (B)	3.36%	7.13%	2.36%	5.19%	3.23%
Net assets at end of period (000's)	$41,983		$43,411	$43,749	$46,989	$59,192	$76,090
Ratio of net expenses to average net assets	0.74	% (C)	0.74%	0.74%	0.74%	0.74%	0.72%
Ratio of gross expenses to average net assets	0.77	% (C)	1.04%	0.96%	0.94%	0.82%	0.74%
Ratio of net investment income to average net assets	2.23	% (C)	2.94%	3.24%	4.60%	4.62%	3.97%
Portfolio turnover rate	21	% (B)	45%	79%	25%	21%	10%

(A)  Represents the period from commencement of operations (May 4, 2009) through September 30, 2009.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Small Cap Core Fund — Class A

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.62		$10.00
Income (loss) from investment operations:
Net investment income (loss)	(0.01)		0.02
Net realized and unrealized gains on investments	2.32		1.60
Total from investment operations	2.31		1.62
Less distributions:
Dividends from net investment income	(0.01)		—
Distributions from net realized gains	(0.00	) (B)	—
Total distributions	(0.01)		—
Net asset value at end of period	$13.92		$11.62
Total return (C)	19.87	% (D)	16.20%
Net assets at end of period (000s)	$82,133		$50,110
Ratio of net expenses to average net assets	1.34	% (E)	1.34%
Ratio of gross expenses to average net assets	1.64	% (E)	1.55%
Ratio of net investment income (loss) to average net assets	(0.07	%) (E)	0.32%
Portfolio turnover rate	6	% (D)	29%

Touchstone Small Cap Core Fund — Class C

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.55		$10.00
Income (loss) from investment operations:
Net investment loss	(0.02)		(0.02)
Net realized and unrealized gains on investments	2.26		1.57
Total from investment operations	2.24		1.55
Less distributions:
Dividends from net investment income	—		—
Distributions from net realized gains	(0.00	) (B)	—
Total distributions	(0.00)		—
Net asset value at end of period	$13.79		$11.55
Total return (C)	19.40	% (D)	15.50%
Net assets at end of period (000s)	$12,748		$5,245
Ratio of net expenses to average net assets	2.09	% (E)	2.09%
Ratio of gross expenses to average net assets	2.26	% (E)	2.57%
Ratio of net investment loss to average net assets	(0.79	%) (E)	(0.43%)
Portfolio turnover rate	6	% (D)	29%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Amount rounds to less than $0.005 per share.

(C)  Total returns shown exclude the effect of applicable sales loads.

(D)  Not annualized.

(E)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Small Cap Core Fund — Class Y

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.67		$10.00
Income (loss) from investment operations:
Net investment income	0.01		0.03
Net realized and unrealized gains on investments	2.32		1.64
Total from investment operations	2.33		1.67
Less distributions:
Dividends from net investment income	(0.03)		—
Distributions from net realized gains	(0.00	) (B)	—
Total distributions	(0.03)		—
Net asset value at end of period	$13.97		$11.67
Total return	19.97	% (C)	16.70%
Net assets at end of period (000s)	$55,202		$33,536
Ratio of net expenses to average net assets	1.09	% (D)	1.09%
Ratio of gross expenses to average net assets	1.18	% (D)	1.31%
Ratio of net investment income to average net assets	0.20	% (D)	0.61%
Portfolio turnover rate	6	% (C)	29%

Touchstone Small Cap Core Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

	Six Months Ended March 31, 2011 (Unaudited)		Year Ended Sept. 30, 2010 (A)
Net asset value at beginning of period	$11.65		$10.00
Income (loss) from investment operations:
Net investment income	0.01		0.06
Net realized and unrealized gains on investments	2.32		1.61
Total from investment operations	2.33		1.67
Less distributions:
Dividends from net investment income	(0.04)		(0.02)
Distributions from net realized gains	(0.00	) (B)	—
Total distributions	(0.04)		(0.02)
Net asset value at end of period	$13.94		$11.65
Total return	20.03	% (C)	16.74%
Net assets at end of period (000s)	$35,358		$10,386
Ratio of net expenses to average net assets	0.94	% (D)	0.94%
Ratio of gross expenses to average net assets	1.19	% (D)	1.32%
Ratio of net investment income to average net assets	0.37	% (D)	0.66%
Portfolio turnover rate	6	% (C)	29%

(A)  The Fund commenced operations on October 1, 2009.

(B)  Amount rounds to less than $0.005 per share.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Small Cap Value Fund — Class A

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended March 31, 2011 (A) (Unaudited)
Net asset value at beginning of period	$17.36
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gains on investments	0.49
Total from investment operations	0.53
Less distributions:
Dividends from net investment income	(0.12)
Distributions from net realized gains	—
Total distributions	(0.12)
Net asset value at end of period	$17.77
Total return (B)	3.04	% (C)
Net assets at end of period (000s)	$3
Ratio of net expenses to average net assets	1.41	% (D)
Ratio of gross expenses to average net assets	1.41	% (D)
Ratio of net investment income to average net assets	2.72	% (D)
Portfolio turnover rate	143	% (C)

Touchstone Small Cap Value Fund — Class C

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended March 31, 2011 (A) (Unaudited)
Net asset value at beginning of period	$17.36
Income from investment operations:
Net investment income	0.03
Net realized and unrealized gains on investments	0.48
Total from investment operations	0.51
Less distributions:
Dividends from net investment income	(0.11)
Distributions from net realized gains	—
Total distributions	(0.11)
Net asset value at end of period	$17.76
Total return (B)	2.94	% (C)
Net assets at end of period (000s)	$3
Ratio of net expenses to average net assets	2.18	% (D)
Ratio of gross expenses to average net assets	2.29	% (D)
Ratio of net investment income to average net assets	1.93	% (D)
Portfolio turnover rate	143	% (C)

(A)  Represents the period from commencement of operations (March 1, 2011) through March 31, 2011.

(B)  Total returns shown exclude the effect of applicable sales loads.

(C)  Not annualized.

(D)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Small Cap Value Fund — Class Y

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended March 31, 2011 (A) (Unaudited)
Net asset value at beginning of period	$17.36
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gains on investments	0.49
Total from investment operations	0.53
Less distributions:
Dividends from net investment income	(0.12)
Distributions from net realized gains	—
Total distributions	(0.12)
Net asset value at end of period	$17.77
Total return	3.06	% (B)
Net assets at end of period (000s)	$3
Ratio of net expenses to average net assets	1.18	% (C)
Ratio of gross expenses to average net assets	1.31	% (C)
Ratio of net investment income to average net assets	2.93	% (C)
Portfolio turnover rate	143	% (B)

Touchstone Small Cap Value Fund — Institutional Class

Per Share Data for a Share Outstanding Throughout the Period

	Period Ended March 31, 2011 (A) (Unaudited)
Net asset value at beginning of period	$17.36
Income from investment operations:
Net investment income	0.04
Net realized and unrealized gains on investments	0.49
Total from investment operations	0.53
Less distributions:
Dividends from net investment income	(0.12)
Distributions from net realized gains	—
Total distributions	(0.12)
Net asset value at end of period	$17.77
Total return	3.07	% (B)
Net assets at end of period (000s)	$3
Ratio of net expenses to average net assets	1.03	% (C)
Ratio of gross expenses to average net assets	1.31	% (C)
Ratio of net investment income to average net assets	3.08	% (C)
Portfolio turnover rate	143	% (B)

(A)  Represents the period from commencement of operations (March 1, 2011) through March 31, 2011.

(B)  Not annualized.

(C)  Annualized.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Small Cap Value Fund — Class Z

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		Year Ended September 30,
	(Unaudited)		2010		2009	2008		2007	2006
Net asset value at beginning of period	$14.90		$13.26		$15.45	$20.48		$18.94	$18.35
Income (loss) from investment operations:
Net investment income (loss)	0.12		0.00	(A)	0.02	(0.00	) (A)	(0.02)	(0.08)
Net realized and unrealized gains (losses) on investments	2.91		1.64		(2.17)	(3.22)		2.05	0.96
Total from investment operations	3.03		1.64		(2.15)	(3.22)		2.03	0.88
Less distributions:
Dividends from net investment income	(0.16)		—		(0.02)	(0.02)		—	(0.02)
Distributions from net realized gains	—		—		(0.02)	(1.79)		(0.49)	(0.27)
Total distributions	(0.16)		—		(0.04)	(1.81)		(0.49)	(0.29)
Net asset value at end of period	$17.77		$14.90		$13.26	$15.45		$20.48	$18.94
Total return	20.37	% (B)	12.37%		(13.90%)	(16.81%)		10.77%	4.84%
Net assets at end of period (000s)	$61,592		$64,553		$84,046	$132,113		$204,027	$249,431
Ratio of net expenses to average net assets	1.50	% (C)	1.50%		1.50%	1.50%		1.58%	1.63	% (D)
Ratio of gross expenses to average net assets	1.57	% (C)	1.73%		1.72%	1.74%		1.71%	1.65%
Ratio of net investment income (loss) to average net assets	1.35	% (C)	0.00	% (A)	0.20%	(0.03%)		(0.01%)	(0.43%)
Portfolio turnover rate	143	% (B)	158%		215%	222%		127%	99%

(A)  Amount rounds to less than $.0.005 per share or 0.005%.

(B)  Not annualized.

(C)  Annualized.

(D)  The ratio of net expenses to average net assets excludes the effect of fees paid indirectly. If these expense offsets were included, the ratio would have been 1.62%.

See accompanying notes to financial statements.

Financial Highlights (Continued)

Touchstone Ultra Short Duration Fixed Income Fund — Class Z

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months Ended March 31, 2011		For the Year Ended September 30,
	(Unaudited)		2010	2009	2008	2007	2006
Net asset value at beginning of period	$9.68		$9.66	$9.74	$10.08	$10.06	$10.08
Income (loss) from investment operations:
Net investment income	0.07		0.18	0.32	0.47	0.53	0.44
Net realized and unrealized gains (losses) on investments	(0.03)		0.06	(0.07)	(0.34)	0.01	(0.02)
Total from investment operations	0.04		0.24	0.25	0.13	0.54	0.42
Less distributions from net investment income	(0.11)		(0.22)	(0.33)	(0.47)	(0.52)	(0.44)
Net asset value at end of period	$9.61		$9.68	$9.66	$9.74	$10.08	$10.06
Total return	0.44	% (A)	2.49%	2.60%	1.26%	5.48%	4.28%
Net assets at end of period (000's)	$264,776		$236,650	$108,552	$143,837	$146,045	$173,716
Ratio of net expenses to average net assets	0.64	% (B)	0.69%	0.69%	0.69%	0.69%	0.69%
Ratio of gross expenses to average net assets	0.64	% (B)	0.81%	0.85%	0.82%	0.75%	0.69%
Ratio of net investment income to average net assets	2.19	% (B)	1.69%	3.41%	4.72%	5.25%	4.30%
Portfolio turnover rate	76	% (A)	119%	15%	56%	26%	38%

(A)  Not annualized.

(B)  Annualized.

See accompanying notes to financial statements.

Notes to Financial Statements

March 31, 2011 (Unaudited)

1. Organization

The Touchstone Funds Group Trust (the Trust), is registered under the Investment Company Act of 1940, as amended, (the Act), as an open-end management investment company. The Trust was established as a Delaware statutory trust under a Declaration of Trust dated October 25, 1993. The Trust consists of the following nineteen mutual funds, individually, a Fund, and collectively, the Funds:

Touchstone Capital Appreciation Fund ("Capital Appreciation Fund")
Touchstone Core Plus Fixed Income Fund ("Core Plus Fixed Income Fund")
Touchstone Emerging Markets Equity Fund ("Emerging Markets Equity Fund")
Touchstone Focused Equity Fund ("Focused Equity Fund")
Touchstone Global Equity Fund ("Global Equity Fund")
Touchstone Global Real Estate Fund ("Global Real Estate Fund")
Touchstone Healthcare and Biotechnology Fund ("Healthcare and Biotechnology Fund")
Touchstone Intermediate Fixed Income Fund ("Intermediate Fixed Income Fund")
Touchstone International Fixed Income Fund ("International Fixed Income Fund")
Touchstone Large Cap Relative Value Fund ("Large Cap Relative Value Fund")
Touchstone Market Neutral Equity Fund ("Market Neutral Equity Fund")
Touchstone Mid Cap Fund ("Mid Cap Fund")
Touchstone Mid Cap Value Fund ("Mid Cap Value Fund")
Touchstone Premium Yield Equity Fund ("Premium Yield Equity Fund")
Touchstone Sands Capital Select Growth Fund ("Sands Capital Select Growth Fund")
Touchstone Short Duration Fixed Income Fund ("Short Duration Fixed Income Fund")
Touchstone Small Cap Core Fund ("Small Cap Core Fund")
Touchstone Small Cap Value Fund ("Small Cap Value Fund")
Touchstone Ultra Short Duration Fixed Income Fund ("Ultra Short Duration Fixed Income Fund")

Each Fund is registered as a diversified portfolio of the Trust with the exception of the Focused Equity Fund, Global Real Estate Fund, Healthcare and Biotechnology Fund, International Fixed Income Fund, Sands Capital Select Growth Fund and Small Cap Core Fund, each of which is non-diversified.

The Funds are registered to offer different classes of shares: Class A shares, Class C shares, Class Y shares, Class Z shares, and Institutional Class shares. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies, and strategies along with information on the classes of shares currently being offered.

Effective December 6, 2010, the Touchstone Small Cap Value Opportunities Fund changed its name to the Touchstone Small Cap Value Fund.

2. Significant Accounting Policies

The following is a summary of the Funds' significant accounting policies:

Security valuation — The Funds' portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (currently 4:00 p.m., Eastern time). Portfolio securities traded on stock exchanges are valued at the last sale price and portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (NOCP). Securities not traded on a particular day, or for which the last sale price is not readily available, are valued at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Debt securities for which market quotations are readily available are valued at their most recent bid prices as obtained from one or more of the major market makers for such securities by an independent pricing service. Money market instruments

Notes to Financial Statements (Continued)

and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market value. Securities for which market quotations or the NOCP are not readily available are valued based on fair value as determined by or under the direction of the Board of Trustees. Shares of open end mutual funds in which the Funds invest are valued at their respective net asset values as reported by the underlying funds. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates its net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Advisor or Sub-Advisor of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' Administrator or Sub-Administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates its net asset value. If price movements in a monitored index or security exceed levels established by the Advisor, the Sub-Administrator notifies the Advisor or Sub-Advisor for any Fund holding the relevant securities that such limits have been exceeded. In such event, the Advisor makes the determination whether a Fair Value Committee meeting should be called based on the information provided.

The Funds have adopted Financial Accounting Standards Board ("FASB") ASC 820 "Fair Value Measurements". This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. Fair Value Measurements applies to fair value measurements already required or permitted by existing standards. The changes to current generally accepted accounting principles (GAAP) from the application of this standard relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market instruments are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The aggregate value by input level, as of March 31, 2011, for each Fund's investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is

Notes to Financial Statements (Continued)

included in each Fund's Portfolio of Investments, which also includes a breakdown of the Fund's investments by geographic/industry concentration. The Funds did not hold any Level 3 categorized securities during the six months ended or as of March 31, 2011.

During the six months ended March 31, 2011, there were no significant transfers between Levels 1 and 2.

Securities sold short — The Funds periodically engage in selling securities short, which obligates a Fund to replace a security borrowed by purchasing the same security at the current market value. A Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would realize a gain if the price of the security declines between those dates.

Foreign currency translation — The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1) market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

Forward foreign currency contracts — A forward foreign currency contract is an agreement between two parties to buy and sell a specific currency at a price that is set on the date of the contract. The forward contract calls for delivery of the currency on a future date that is specified in the contract. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the forward agreement, the failure of the counterparties to timely post collateral, the risk that currency movements will not occur thereby reducing the Fund's total return, and the potential for losses in excess of the Fund's initial investment.

The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by a Fund as an unrealized gain or loss. Realized gains or losses, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed, are recorded upon delivery or receipt of the currency.

During the six months ended March 31, 2011, the Funds used forward foreign currency contracts to enhance potential gains, hedge against anticipated currency exchange rates, maintain diversity and liquidity of the portfolio and adjust exposure to foreign currencies.

Derivative instruments and hedging activities — The following table sets forth the fair value of the Funds' derivative financial instruments by primary risk exposure as of March 31, 2011:

Fair Value of Derivative Investments As of March 31, 2011
		Asset Derivatives	Liability Derivatives
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Unrealized Appreciation*	Unrealized Depreciation**
Core Plus Fixed Income Fund	Forward foreign currency exchange contracts	$5,974	$6,959
International Fixed Income Fund	Forward foreign currency exchange contracts	$95,879	$98,513

*  Statements of Assets and Liabilities Location:  Unrealized appreciation on forward foreign currency contracts

**  Statements of Assets and Liabilities Location:  Unrealized depreciation on forward foreign currency contracts

Notes to Financial Statements (Continued)

For the six months ended March 31, 2011, the average quarterly balance of outstanding derivative financial instruments was as follows:

	Core Plus Fixed Income Fund	Global Real Estate Fund	International Fixed Income Fund
Forward foreign currency exchange contracts:
Average number of contracts	10	7	26
Average U.S. dollar amount purchased	$1,495,524	$95,836	$11,789,383
Average U.S. dollar amount sold	$1,499,717	$95,832	$11,796,517

The Effect of Derivative Investments on the Statement of Operations for the Six Months Ended March 31, 2011
Fund	Derivatives not accounted for as hedging instruments under ASC 815	Realized Gain or (Loss) on Derivatives*	Change in Unrealized Appreciation (Depreciation) on Derivatives**
Core Plus Fixed Income Fund	Forward foreign currency exchange contracts	$(77,781)	$36,235
Emerging Markets Equity Fund	Forward foreign currency exchange contracts	$(89,276)	$(10,274)
Global Equity Fund	Forward foreign currency exchange contracts	$1,307	$0
Global Real Estate Fund	Forward foreign currency exchange contracts	$1,421	$172
International Fixed Income Fund	Forward foreign currency exchange contracts	$(7,750)	$(22,948)

*  Statements of Operations Location:  Net realized gains (losses) from foreign currency transactions

**  Statements of Operations Location:  Net change in unrealized appreciation/depreciation on foreign currency transactions

Portfolio securities loaned — Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds' custodian in an amount at least equal to the market value of the loaned securities. The cash collateral is reinvested by the Funds' custodian into an approved investment vehicle. As of March 31, 2011, the following Funds loaned securities and received collateral as follows:

Fund	Fair Value of Securities Loaned	Value of Collateral Received
Core Plus Fixed Income Fund	$121,650	$126,108
Emerging Markets Equity Fund	$8,530,432	$8,740,784
Focused Equity Fund	$5,904,730	$6,119,266
Global Real Estate Fund	$62,907	$63,525
Healthcare and Biotechnology Fund	$1,382,777	$1,421,000
Mid Cap Fund	$11,632,189	$11,840,331
Mid Cap Value Fund	$3,748,790	$3,846,998
Sands Capital Select Growth Fund	$84,005,123	$85,925,026
Small Cap Core Fund	$11,368,663	$11,615,827
Small Cap Value Fund	$3,378,189	$3,470,034

All collateral received as cash is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral.

Notes to Financial Statements (Continued)

Funds participating in securities lending receive compensation in the form of fees, or retain a portion of interest or dividends on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loaned securities are secured by collateral valued at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Unrealized gain or loss on the fair value of the securities loaned that may occur during the term of the loan is recognized by the Funds. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

Delayed delivery transactions — Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining net asset value. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Repurchase agreements — Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost, which together with accrued interest approximates market value. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying collateral securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

Share valuation — The net asset value per share of each class of shares of each Fund is calculated daily by dividing the total value of a Fund's assets attributable to that class, less liabilities attributable to that class, by the number of outstanding shares of that class.

The maximum offering price per share of Class A shares of the Funds (except Core Plus Fixed Income Fund and International Fixed Income Fund) is equal to the net asset value per share plus a sales load equal to 6.10% of the net asset value (or 5.75% of the offering price). The maximum offering price per share of Class A shares of the Core Plus Fixed Income Fund and International Fixed Income Fund is equal to the net asset value per share plus a sales load equal to 4.99% of the net asset value (or 4.75% of the offering price). The maximum offering price per share of Class C, Class Y, Class Z, and Institutional Class shares of the Funds is equal to the net asset value per share.

The redemption price per share of each class of shares of the Funds is equal to the net asset value per share. However, Class C shares of the Funds are subject to a contingent deferred sales load of 1.00% of the original purchase price if redeemed within a one-year period from the date of purchase.

Investment income — Dividend income from securities is recognized on the ex-dividend date, net of foreign withholding taxes, if any, which are reduced by any amounts reclaimable by the Funds, where applicable. Interest income from securities is recorded on the basis of interest accrued, premium amortized and discount accreted. Realized gains and losses resulting from principal paydowns on mortgage-backed and asset-backed securities are included in interest income. Market discounts, original issue discount ("OID") and market premiums on debt securities are accreted/amortized to interest income over the life of the security with a corresponding adjustment in the cost basis of that security. In addition, it is the Funds' policy to accrue for foreign capital gains taxes, if applicable, on certain foreign securities held by the Funds. An estimated foreign capital gains tax is recorded daily on net unrealized gains on these securities and is payable upon the sale of such securities when a gain is realized.

Notes to Financial Statements (Continued)

Distributions to shareholders — The Capital Appreciation Fund, Emerging Markets Equity Fund, Focused Equity Fund, Global Equity Fund, Healthcare and Biotechnology Fund, Market Neutral Equity Fund, Mid Cap Fund, and Small Cap Core Fund declare and distribute net investment income, if any, annually, as a dividend to shareholders. The Global Real Estate Fund, Large Cap Relative Value Fund, Mid Cap Value Fund, Sands Capital Select Growth Fund, and Small Cap Value Fund declare and distribute net investment income, if any, quarterly, as a dividend to shareholders. Prior to March 31, 2011, the Small Cap Value Fund declared and distributed net investment income annually. The Core Plus Fixed Income Fund, International Fixed Income Fund and Premium Yield Equity Fund declare and distribute net investment income, if any, monthly as a dividend to shareholders. The Intermediate Fixed Income Fund, Short Duration Fixed Income Fund, and Ultra Short Duration Fixed Income Fund declare net investment income daily and distribute it monthly, as a dividend to shareholders. Any realized capital gains, net of applicable capital loss carryforwards, on sales of securities for all Funds are distributed to shareholders at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

Allocations — Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation for the Funds are allocated daily to each class of shares based upon its proportionate share of total net assets of the Fund. Class specific expenses are charged directly to the class incurring the expense. Common expenses, which are not attributable to a specific class, are allocated daily to each class of shares based upon their proportionate share of total net assets of the Fund. Expenses not directly billed to a Fund are allocated proportionally among all Funds daily in relation to net assets of each Fund or another reasonable measure.

Security transactions — Security transactions are reflected for financial reporting purposes as of the trade date, which may cause the NAV as stated in the accompanying financial statements to be different than the NAV applied to Fund share transactions. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

3. Investment Transactions

Investment transactions (excluding short-term investments and U.S. Government securities) were as follows for the six months ended March 31, 2011:

	Capital Appreciation Fund	Core Plus Fixed Income Fund	Emerging Markets Equity Fund	Focused Equity Fund
Purchases of investment securities	$1,901,710	$9,934,451	$203,656,258	$102,142,335
Proceeds from sales and maturities	$907,898	$5,988,467	$28,439,940	$10,420,488
	Global Equity Fund	Global Real Estate Fund	Healthcare and Biotechnology Fund	Intermediate Fixed Income Fund
Purchases of investment securities	$1,872,103	$2,771,511	$14,566,862	$4,614,380
Proceeds from sales and maturities	$3,036,957	$3,106,403	$20,886,999	$16,722,228

Notes to Financial Statements (Continued)

	International Fixed Income Fund	Large Cap Relative Value Fund	Market Neutral Equity Fund	Mid Cap Fund
Purchases of investment securities	$3,656,921	$1,080,317	$40,855,455	$70,770,703
Proceeds from sales and maturities	$3,140,159	$43,432	$38,473,725	$105,734,291
	Mid Cap Value Fund	Premium Yield Equity Fund	Sands Capital Select Growth Fund	Short Duration Fixed Income Fund
Purchases of investment securities	$19,873,582	$15,351,229	$378,061,125	$8,896,417
Proceeds from sales and maturities	$13,562,672	$17,583,947	$105,259,343	$9,425,025

	Small Cap Core Fund	Small Cap Value Fund	Ultra Short Duration Fixed Income Fund
Purchases of investment securities	$69,590,898	$89,682,878	$213,316,902
Proceeds from sales and maturities	$8,209,863	$109,589,974	$171,107,024

4. Transactions with Affiliates and Other Related Parties

Certain officers of the Trust are also officers of the Advisor (Touchstone Advisors, Inc.), the Underwriter (Touchstone Securities, Inc.) and/or JPMorgan Chase Bank, N.A. ("JPMorgan") the Sub-Administrator and Transfer Agent to the Funds. The Advisor and Underwriter are each wholly owned, indirect subsidiaries of The Western and Southern Life Insurance Company ("Western-Southern").

As of March 31, 2011, the following Funds were owned by Western-Southern and subsidiaries:

Capital Appreciation Fund	45.2%

Core Plus Fixed Income Fund	19.5%

Global Equity Fund	79.8%

Global Real Estate Fund	89.7%

International Fixed Income Fund	83.0%

Large Cap Relative Value Fund	68.0%

Market Neutral Equity Fund	88.9%

Mid Cap Value Fund	87.1%

Premium Yield Equity Fund	46.7%

MANAGEMENT & EXPENSE LIMITATIONS AGREEMENTS

The Advisor provides general investment supervisory services for the Funds, under terms of an Advisory Agreement. Under the Advisory Agreement, the Funds pay the Advisor a fee, which is computed and accrued daily and paid monthly, at an annual rate based on average daily net assets as shown in the table below.

Capital Appreciation Fund	0.75% on the first $25 million 0.70% on assets greater than $25 million to $250 million 0.65% of such assets in excess of $250 million

Core Plus Fixed Income Fund	0.45% on the first $100 million 0.425% on assets greater than $100 million to $250 million 0.40% of such assets in excess of $250 million

Emerging Markets Equity Fund	1.10% on the first $200 million 1.05% on assets greater than $200 million to $400 million 0.95% of such assets in excess of $400 million

Notes to Financial Statements (Continued)

Focused Equity Fund	0.70% on the first $100 million 0.65% on assets greater than $100 million to $500 million 0.60% of such assets in excess of $500 million

Global Equity Fund	0.85% on the first $50 million 0.80% on assets greater than $50 million to $500 million 0.75% of such assets in excess of $500 million

Global Real Estate Fund	0.80%

Healthcare and Biotechnology Fund	1.00%

Intermediate Fixed Income Fund	0.40%

International Fixed Income Fund	0.55% on the first $100 million 0.50% on assets greater than $100 million to $250 million 0.45% of such assets in excess of $250 million

Large Cap Relative Value Fund	0.70% on the first $100 million 0.65% of such assets in excess of $100 million

Market Neutral Equity Fund	1.30%

Mid Cap Fund	0.80%

Mid Cap Value Fund	0.85% on the first $100 million 0.80% on assets greater than $100 million to $400 million 0.75% of such assets in excess of $400 million

Premium Yield Equity Fund	0.70% on the first $100 million 0.65% of such assets in excess of $100 million

Sands Capital Select Growth Fund*	0.85% on the first $1 billion 0.80% on assets greater than $1 billion to $1.5 billion 0.75% on assets greater than $1.5 billion to $2 billion 0.70% of such assets in excess of $2 billion

Short Duration Fixed Income Fund	0.25%

Small Cap Core Fund	0.85%

Small Cap Value Fund*	0.95% on the first $100 million 0.90% of such assets in excess of $100 million

Ultra Short Duration Fixed Income Fund	0.25%

*  Prior to December 6, 2010, the fees for the Sands Capital Select Growth Fund and the Small Cap Value Fund were 0.85% and 0.95%, respectively.

In addition to the base advisory fee shown above for the Sands Capital Select Growth Fund, a performance fee adjustment will be added to or subtracted from the base advisory fee depending on the performance of the Fund in relation to the investment performance of the Fund's benchmark index, for the preceding twelve month period, as follows:

	Benchmark Index	Benchmark Threshold	Annual Adjustment Rate	Highest / Lowest Possible Advisory Fee
Sands Capital Select Growth Fund	Russell 1000 Growth Index	+/-2.50%	+/- 0.15%	1.00% / 0.55%

For the six months ended March 31, 2011, the Advisor's base fee was increased by $458,486 as a result of the performance fee adjustment.

Notes to Financial Statements (Continued)

The Advisor has entered into investment sub-advisory agreements with the following parties:

AGF Investments America, Inc.
Emerging Markets Equity Fund
Aronson + Johnson + Oritz
Market Neutral Equity Fund
Bedlam Asset Management PLC
Global Equity Fund
Bradford & Marzec LLC
Core Plus Fixed Income Fund
Cornerstone Real Estate Advisers LLC
Global Real Estate Fund
DePrince, Race & Zollo, Inc.
Small Cap Value Fund*
EARNEST Partners LLC
Large Cap Relative Value Fund
Farr, Miller & Washington LLC
Capital Appreciation Fund
Fort Washington Investment Advisors, Inc.**
Focused Equity Fund
Ultra Short Duration Fixed Income Fund	GAM International Management Limited
International Fixed Income Fund
JKMilne Asset Management
Intermediate Fixed Income Fund
Lee Munder Capital Group LLC
Mid Cap Value Fund
The London Company
Small Cap Core Fund
Longfellow Investment Management Co.
Short Duration Fixed Income Fund
Miller/Howard Investments, Inc.
Premium Yield Equity Fund
Sands Capital Management, LLC
Sands Capital Select Growth Fund
Turner Investment Partners, Inc.
Healthcare and Biotechnology Fund
Mid Cap Fund

*  Prior to December 6, 2010, the Fund's sub-advisor was Turner Investment Partners, Inc.

**  Affiliate of the Advisor

The Advisor, not the Funds, pays sub-advisory fees to each Sub-Advisor.

The Advisor entered into an Expense Limitation Agreement to contractually limit operating expenses of the Funds. The maximum operating expense limit in any year with respect to the Funds is based on a percentage of the average daily net assets of the Funds. The Advisor has agreed to waive advisory fees, administration fees and reimburse expenses in order to maintain expense limitations for the Funds as follows until at least January 27, 2012:

	Class A	Class C	Class Y	Class Z	Institutional Class
Capital Appreciation Fund	1.19%	1.94%	0.94%	—	0.79%
Core Plus Fixed Income Fund	0.95%	1.70%	0.70%	—	0.50%
Emerging Markets Equity Fund	1.74%	2.49%	1.49%	—	1.34%
Focused Equity Fund	1.20%	1.95%	0.95%	—	0.80%
Global Equity Fund	1.34%	2.09%	1.09%	—	0.94%
Global Real Estate Fund	1.39%	2.14%	1.14%	—	0.99%
Healthcare and Biotechnology Fund	1.55%	2.30%	—	—	—
Intermediate Fixed Income Fund	—	—	—	—	0.40%
International Fixed Income Fund	1.09%	1.84%	0.84%	—	0.69%
Large Cap Relative Value Fund	1.19%	1.94%	0.94%	—	0.79%
Market Neutral Equity Fund	1.50%	2.25%	1.25%	—	—
Mid Cap Fund	1.21%	1.96%	0.96%	1.21%	—
Mid Cap Value Fund	1.29%	2.04%	1.04%	—	0.89%
Premium Yield Equity Fund	1.20%	1.95%	0.95%	—	—
Short Duration Fixed Income Fund	—	—	0.49%	0.74%	—
Small Cap Core Fund	1.34%	2.09%	1.09%	—	0.94%
Small Cap Value Fund	1.43%	2.18%	1.18%	1.50%	1.03%
Ultra Short Duration Fixed Income Fund	—	—	—	0.69%	—

Notes to Financial Statements (Continued)

The Advisor has agreed to limit certain Funds' other operating expenses ("Other Expenses") to the following levels. These expense limitations will remain in effect until at least January 27, 2012.

	Class A	Class C	Class Y	Class Z
Sands Capital Select Growth Fund	0.25%	0.25%	0.25%	0.25%

During the six months ended March 31, 2011, the Advisor waived investment advisory fees and administration fees and/or reimbursed expenses of the Funds as follows:

	Investment Advisory Fees Waived	Administration Fees Waived	Other Operating Expenses Reimbursed
Capital Appreciation Fund	$24,366	$7,118	$6,451
Core Plus Fixed Income Fund	$14,576	$24,670	$14,949
Emerging Markets Equity Fund	$—	$61,870	$—
Focused Equity Fund	$—	$16,794	$—
Global Equity Fund	$20,386	$4,797	$15,880
Global Real Estate Fund	$18,576	$4,644	$29,616
Healthcare and Biotechnology Fund	$—	$25,379	$7,612
Intermediate Fixed Income Fund	$38,283	$104,492	$—
International Fixed Income Fund	$22,429	$9,816	$3,599
Large Cap Relative Value Fund	$17,488	$4,996	$3,601
Market Neutral Equity Fund	$45,511	$34,252	$1,782
Mid Cap Fund	$—	$69,639	$—
Mid Cap Value Fund	$12,120	$46,875	$2,199
Premium Yield Equity Fund	$—	$25,586	$—
Sands Capital Select Growth Fund	$—	$138,086	$—
Short Duration Fixed Income Fund	$—	$8,956	$—
Small Cap Core Fund	$—	$129,853	$11,881
Small Cap Value Fund	$—	$24,103	$—

ADMINISTRATION AGREEMENT

The Advisor entered into an Administration and Accounting Services Agreement with the Trust, whereby the Advisor is responsible for supplying executive and regulatory compliance services, supervises the preparation of tax returns, and coordinates the preparation of reports to shareholders and reports to, and filings with, the Securities and Exchange Commission and state securities authorities, materials for meetings of the Board of Trustees, calculating the daily net asset value per share and maintaining the financial books and records of each Fund. For its services, the Advisor receives an annual fee of 0.20% of the aggregate average daily net assets of the Trust, Touchstone Investment Trust (excluding Institutional Money Market Fund), Touchstone Strategic Trust, and Touchstone Tax-Free Trust up to and including $6 billion; 0.16% of the next $4 billion of aggregate average daily net assets; and 0.12% of the aggregate average daily net assets of all such assets in excess of $10 billion. The fee is allocated among the Funds on the basis of relative daily net assets.

The Advisor has engaged JPMorgan as the Sub-Administrator to the Trust. JPMorgan provides administrative and accounting services to the Trust and is compensated directly by the Advisor, not the Trust.

TRANSFER AGENT AGREEMENT

Under the terms of the Transfer Agent Agreement between the Trust and JPMorgan, JPMorgan maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes

Notes to Financial Statements (Continued)

purchases and redemptions of each Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these services, JPMorgan receives a monthly fee per shareholder account from each Fund. In addition, each Fund pays JPMorgan out-of-pocket expenses including, but not limited to, postage and supplies.

For the six months ended March 31, 2011, the following Funds reimbursed the Advisor for amounts paid to third parties that provide sub-transfer agency and other administrative services to the Funds. These amounts are included in transfer agent fees on the Statements of Operations:

Amount
Capital Appreciation Fund	$188
Core Plus Fixed Income Fund	$575
Emerging Markets Equity Fund	$3,409
Focused Equity Fund	$241
Global Equity Fund	$822
Global Real Estate Fund	$10
Healthcare and Biotechnology Fund	$8,253
Intermediate Fixed Income Fund	$176
International Fixed Income Fund	$313
Large Cap Relative Value Fund	$74
Market Neutral Equity Fund	$541
Mid Cap Fund	$936
Mid Cap Value Fund	$64
Premium Yield Equity Fund	$2,261
Sands Capital Select Growth Fund	$163,569
Short Duration Fixed Income Fund	$8,220
Small Cap Core Fund	$5,796
Small Cap Value Fund	$10,147
Ultra Short Duration Fixed Income Fund	$26,471

PLANS OF DISTRIBUTION

The Trust has adopted a Distribution and Shareholder Services Plan for Class A shares of the Capital Appreciation Fund, Core Plus Fixed Income Fund, Emerging Markets Equity Fund, Focused Equity Fund, Global Equity Fund, Global Real Estate Fund, Healthcare and Biotechnology Fund, International Fixed Income Fund, Large Cap Relative Value Fund, Market Neutral Equity Fund, Mid Cap Fund, Mid Cap Value Fund, Premium Yield Equity Fund, Sands Capital Select Growth Fund, Small Cap Core Fund and Small Cap Value Fund (Class A Plan) under which each Fund may directly or indirectly bear expenses relating to the distribution of Class A shares of the Trust and for shareholder services provided to Class A shares. The Fund will incur and/or reimburse expenses for distribution and shareholder services of Class A shares at an annual rate not to exceed 0.25% of the average daily net assets of Class A shares.

The Trust has adopted a Distribution and Shareholder Services Plan for Class C shares of the Capital Appreciation Fund, Core Plus Fixed Income Fund, Emerging Markets Equity Fund, Focused Equity Fund, Global Equity Fund, Global Real Estate Fund, Healthcare and Biotechnology Fund, International Fixed Income Fund, Large Cap Relative Value Fund, Market Neutral Equity Fund, Mid Cap Fund, Mid Cap Value Fund, Premium Yield Equity Fund, Sands Capital Select Growth Fund, Small Cap Core Fund and Small Cap Value Fund (Class C Plan) under which each Fund may directly or indirectly bear expenses relating to the distribution of Class C shares of the Trust and for shareholder services provided to Class C shares. The Fund will incur and/or reimburse expenses for distribution and shareholder services of Class C shares at an annual

Notes to Financial Statements (Continued)

rate not to exceed 0.75% and 0.25%, respectively, of the average daily net assets of Class C shares. The combination of these fees is not to exceed 1.00% of the average daily net assets of Class C shares.

The Trust has adopted a Shareholder Services Plan for Class Z shares of the Mid Cap Fund, Sands Capital Select Growth Fund, Short Duration Fixed Income Fund, Small Cap Value Fund, and Ultra Short Duration Fixed Income Fund (Class Z Plan) under which each Fund may directly or indirectly bear expenses for shareholder services provided. The Fund will incur and/or reimburse expense for shareholder services of Class Z shares at an annual rate not to exceed 0.25% of the average daily net assets of Class Z shares.

UNDERWRITING AGREEMENT

The Underwriter is the Funds' principal underwriter and, as such, acts as exclusive agent for distribution of the Funds' shares. Under the terms of the Underwriting Agreement between the Trust and Underwriter, the Underwriter earned the following from underwriting and broker commissions on the sale of shares of the following Funds during the six months ended March 31, 2011:

Amount
Capital Appreciation Fund	$837
Core Plus Fixed Income Fund	$352
Emerging Markets Equity Fund	$38,115
Focused Equity Fund	$3,873
Global Equity Fund	$49
Global Real Estate Fund	$169
Healthcare and Biotechnology Fund	$211
International Fixed Income Fund	$1,028
Large Cap Relative Value Fund	$546
Market Neutral Equity Fund	$80
Mid Cap Fund	$214
Mid Cap Value Fund	$414
Premium Yield Equity Fund	$1,198
Sands Capital Select Growth Fund	$10,783
Small Cap Core Fund	$14,843

In addition, the Underwriter collected contingent deferred sales charges on the redemption of Class C shares of the following Funds during the six months ended March 31, 2011:

Amount
Core Plus Fixed Income Fund	$247
Emerging Markets Equity Fund	$573
Healthcare and Biotechnology Fund	$2
International Fixed Income Fund	$1,012
Market Neutral Equity Fund	$219
Mid Cap Fund	$47
Premium Yield Equity Fund	$259
Small Cap Core Fund	$1,042

COMPLIANCE SERVICES AGREEMENT

Under the terms of the Compliance Services Agreement between the Trust and JPMorgan, JPMorgan provides certain compliance services to the Trust and provides administrative support services to the Funds' Compliance Program and Chief Compliance Officer. For these services, JPMorgan receives a quarterly fee from each Fund.

Notes to Financial Statements (Continued)

AFFILIATED INVESTMENTS

Each Fund may invest in the Touchstone Institutional Money Market Fund, subject to compliance with several conditions set forth in an order received by the Trust from the Securities and Exchange Commission. To the extent that the other Touchstone Funds are invested in the Touchstone Institutional Money Market Fund, the Advisor and Administrator will be paid additional fees from the Touchstone Institutional Money Market Fund that will not be waived or reimbursed.

A summary of each Fund's investment, as applicable, in the Touchstone Institutional Money Market Fund for the six months ended March 31, 2011, is as follows:

	Share Activity
	Balance 09/30/10	Purchases	Sales	Balance 03/31/11	Dividends	Value 03/31/11
Capital Appreciation Fund	351,779	1,949,124	(1,897,131)	403,772	$597	$403,772
Core Plus Fixed Income Fund	1,567,366	10,914,171	(11,956,922)	524,615	$968	$524,615
Emerging Markets Equity Fund	6,859,541	100,141,696	(99,386,986)	7,614,251	$15,790	$7,614,251
Focused Equity Fund	36,740	68,267,948	(61,335,993)	6,968,695	$4,163	$6,968,695
Global Equity Fund	90,045	1,531,915	(1,518,346)	103,614	$190	$103,614
Global Real Estate Fund	128,215	1,139,036	(1,237,175)	30,076	$75	$30,076
Healthcare and Biotechnology Fund	441,113	10,231,038	(10,192,625)	479,526	$545	$479,526
Intermediate Fixed Income Fund	4,393,607	20,742,239	(23,178,968)	1,956,878	$5,782	$1,956,878
International Fixed Income Fund	241,561	2,450,516	(2,428,767)	263,310	$354	$263,310
Large Cap Relative Value Fund	117,676	1,293,755	(1,108,411)	303,020	$337	$303,020
Market Neutral Equity Fund	988,692	8,414,318	(9,276,764)	126,246	$1,259	$126,246
Mid Cap Fund	564,694	42,212,015	(42,255,921)	520,788	$1,603	$520,788
Mid Cap Value Fund	554,647	7,707,875	(7,444,616)	817,906	$718	$817,906
Premium Yield Equity Fund	1,162,613	14,207,798	(14,503,896)	866,515	$1,788	$866,515
Sands Capital Select Growth Fund	30,084,351	155,685,287	(167,655,144)	18,114,494	$21,924	$18,114,494
Short Duration Fixed Income Fund	633,713	9,464,727	(9,413,459)	684,981	$1,186	$684,981
Small Cap Core Fund	1,696,266	54,257,577	(45,912,735)	10,041,108	$4,124	$10,041,108
Small Cap Value Fund	877,327	21,758,744	(20,541,072)	2,094,999	$1,794	$2,094,999
Ultra Short Duration Fixed Income Fund	34,353,028	141,849,916	(160,829,938)	15,373,006	$39,787	$15,373,006

Notes to Financial Statements (Continued)

5. Capital Share Transactions

Proceeds and payments on capital shares as shown in the Statements of Changes in Net Assets are the result of the following capital share transactions for the periods shown:

	Capital Appreciation Fund		Core Plus Fixed Income Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Class A
Shares issued	104,419	267,286	46,359	514,144
Shares reinvested	6,001	—	7,102	4,924
Shares redeemed	(12,140)	(10,100)	(246,426)	(56,102)
Change in shares outstanding	98,280	257,186	(192,965)	462,966
Shares outstanding, beginning of period	257,186	—	462,966	—
Shares outstanding, end of period	355,466	257,186	270,001	462,966
Class C
Shares issued	6,568	37,123	61,848	187,138
Shares reinvested	1,104	—	4,485	2,540
Shares redeemed	(87)	(3,690)	(10,776)	(10,089)
Change in shares outstanding	7,585	33,433	55,557	179,589
Shares outstanding, beginning of period	33,433	—	179,589	—
Shares outstanding, end of period	41,018	33,433	235,146	179,589
Class Y
Shares issued	88	16,888	58,861	96,107
Shares reinvested	440	12	2,684	1,514
Shares redeemed	—	(4,490)	(61,589)	(19,217)
Change in shares outstanding	528	12,410	(44)	78,404
Shares outstanding, beginning of period	12,410	—	78,404	—
Shares outstanding, end of period	12,938	12,410	78,360	78,404
Institutional Class
Shares issued	—	270,250	575,684	1,563,997
Shares reinvested	9,972	708	54,072	28,843
Shares redeemed	—	(250)	(55,805)	(25,169)
Change in shares outstanding	9,972	270,708	573,951	1,567,671
Shares outstanding, beginning of period	270,708	—	1,567,671	—
Shares outstanding, end of period	280,680	270,708	2,141,622	1,567,671

Notes to Financial Statements (Continued)

	Emerging Markets Equity Fund		Focused Equity Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Period Ended September 30, 2010 (A)
Class A
Shares issued	2,643,064	935,779	7,224,650	87,159
Shares reinvested	5,820	—	1,085	—
Shares redeemed	(743,707)	(120,057)	(181,382)	(12,811)
Change in shares outstanding	1,905,177	815,722	7,044,353	74,348
Shares outstanding, beginning of period	815,722	—	74,348	—
Shares outstanding, end of period	2,720,899	815,722	7,118,701	74,348
Class C
Shares issued	385,726	301,020	4,321	18,599
Shares reinvested	766	—	185	—
Shares redeemed	(115,203)	(15,645)	(14)	(1,385)
Change in shares outstanding	271,289	285,375	4,492	17,214
Shares outstanding, beginning of period	285,375	—	17,214	—
Shares outstanding, end of period	556,664	285,375	21,706	17,214
Class Y
Shares issued	6,637,808	1,141,030	1,061,741	18,300
Shares reinvested	14,126	—	125	—
Shares redeemed	(409,313)	(71,873)	(69,159)	—
Change in shares outstanding	6,242,621	1,069,157	992,707	18,300
Shares outstanding, beginning of period	1,069,157	—	18,300	—
Shares outstanding, end of period	7,311,778	1,069,157	1,011,007	18,300
Institutional Class
Shares issued	5,431,640	10,327,778	—	166,432
Shares reinvested	51,241	—	3,084	—
Shares redeemed	(180,277)	(481,205)	—	(96,432)
Change in shares outstanding	5,302,604	9,846,573	3,084	70,000
Shares outstanding, beginning of period	9,846,573	—	70,000	—
Shares outstanding, end of period	15,149,177	9,846,573	73,084	70,000

(A)  Represents the period from commencement of operations (December 31, 2009) through September 30, 2010.

Notes to Financial Statements (Continued)

	Global Equity Fund		Global Real Estate Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Class A
Shares issued	43,638	217,437	28,287	170,489
Shares reinvested	1,145	—	3,475	415
Shares redeemed	(158,348)	(43,120)	(61,549)	(94,047)
Change in shares outstanding	(113,565)	174,317	(29,787)	76,857
Shares outstanding, beginning of period	174,317	—	76,857	—
Shares outstanding, end of period	60,752	174,317	47,070	76,857
Class C
Shares issued	—	10,250	—	10,745
Shares reinvested	91	—	811	177
Shares redeemed	—	(250)	—	(250)
Change in shares outstanding	91	10,000	811	10,672
Shares outstanding, beginning of period	10,000	—	10,672	—
Shares outstanding, end of period	10,091	10,000	11,483	10,672
Class Y
Shares issued	2,592	13,548	—	11,172
Shares reinvested	230	—	904	231
Shares redeemed	(7)	(250)	—	(250)
Change in shares outstanding	2,815	13,298	904	11,153
Shares outstanding, beginning of period	13,298	—	11,153	—
Shares outstanding, end of period	16,113	13,298	12,057	11,153
Institutional Class
Shares issued	1,469	288,959	—	272,604
Shares reinvested	5,286	64	22,647	6,130
Shares redeemed	—	(250)	(722)	(250)
Change in shares outstanding	6,755	288,773	21,925	278,484
Shares outstanding, beginning of period	288,773	—	278,484	—
Shares outstanding, end of period	295,528	288,773	300,409	278,484

Notes to Financial Statements (Continued)

	Healthcare and Biotechnology Fund		Intermediate Fixed Income Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Class A
Shares issued	43,541	251,091	—	—
Shares reinvested	2,905	—	—	—
Shares redeemed	(392,411)	(1,164,642)	—	—
Change in shares outstanding	(345,965)	(913,551)	—	—
Shares outstanding, beginning of period	1,762,070	2,675,621	—	—
Shares outstanding, end of period	1,416,105	1,762,070	—	—
Class C
Shares issued	2,637	5,448	—	—
Shares redeemed	(78,508)	(97,007)	—	—
Change in shares outstanding	(75,871)	(91,559)	—	—
Shares outstanding, beginning of period	188,792	280,351	—	—
Shares outstanding, end of period	112,921	188,792	—	—
Institutional Class
Shares issued	—	—	285,303	1,195,486
Shares reinvested	—	—	3,528	7,956
Shares redeemed	—	—	(967,590)	(1,169,060)
Change in shares outstanding	—	—	(678,759)	34,382
Shares outstanding, beginning of period	—	—	11,914,619	11,880,237
Shares outstanding, end of period	—	—	11,235,860	11,914,619

Notes to Financial Statements (Continued)

	International Fixed Income Fund		Large Cap Relative Value Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Class A
Shares issued	108,041	116,964	96,218	44,770
Shares reinvested	10,750	296	471	22
Shares redeemed	(136,155)	(1,284)	(4,150)	(1,924)
Change in shares outstanding	(17,364)	115,976	92,539	42,868
Shares outstanding, beginning of period	115,976	—	42,868	—
Shares outstanding, end of period	98,612	115,976	135,407	42,868
Class C
Shares issued	12,219	41,491	6,783	21,740
Shares reinvested	3,178	70	48	—
Shares redeemed	(12,859)	(5,756)	—	(520)
Change in shares outstanding	2,538	35,805	6,831	21,220
Shares outstanding, beginning of period	35,805	—	21,220	—
Shares outstanding, end of period	38,343	35,805	28,051	21,220
Class Y
Shares issued	80,132	23,352	—	10,267
Shares reinvested	3,878	134	114	17
Shares redeemed	(47,718)	(6,475)	—	(250)
Change in shares outstanding	36,292	17,011	114	10,034
Shares outstanding, beginning of period	17,011	—	10,034	—
Shares outstanding, end of period	53,303	17,011	10,148	10,034
Institutional Class
Shares issued	634	672,244	—	270,789
Shares reinvested	65,410	9,128	3,472	568
Shares redeemed	—	(251)	—	(250)
Change in shares outstanding	66,044	681,121	3,472	271,107
Shares outstanding, beginning of period	681,121	—	271,107	—
Shares outstanding, end of period	747,165	681,121	274,579	271,107

Notes to Financial Statements (Continued)

	Market Neutral Equity Fund		Mid Cap Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Class A
Shares issued	12,134	138,722	6,225	25,374
Shares reinvested	—	—	—	168
Shares redeemed	(11,096)	(76,024)	(7,946)	(11,881)
Change in shares outstanding	1,038	62,698	(1,721)	13,661
Shares outstanding, beginning of period	62,698	—	54,044	40,383
Shares outstanding, end of period	63,736	62,698	52,323	54,044
Class C
Shares issued	4,889	18,133	12,173	6,152
Shares redeemed	(2,311)	(770)	(2,527)	(1,501)
Change in shares outstanding	2,578	17,363	9,646	4,651
Shares outstanding, beginning of period	17,363	—	19,770	15,119
Shares outstanding, end of period	19,941	17,363	29,416	19,770
Class Y
Shares issued	208,735	3,325,020	892,278	404,386
Shares reinvested	—	—	711	5,228
Shares redeemed	(28,190)	(2,801)	(3,305,496)	(5,629,235)
Change in shares outstanding	180,545	3,322,219	(2,412,507)	(5,219,621)
Shares outstanding, beginning of period	3,322,219	—	9,741,651	14,961,272
Shares outstanding, end of period	3,502,764	3,322,219	7,329,144	9,741,651
Class Z
Shares issued	—	—	70,229	106,514
Shares reinvested	—	—	—	814
Shares redeemed	—	—	(20,905)	(217,842)
Change in shares outstanding	—	—	49,324	(110,514)
Shares outstanding, beginning of period	—	—	51,805	162,319
Shares outstanding, end of period	—	—	101,129	51,805

Notes to Financial Statements (Continued)

	Mid Cap Value Fund		Premium Yield Equity Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Class A
Shares issued	209,787	46,216	380,053	471,835
Shares reinvested	1,567	155	61,981	95,669
Shares redeemed	(3,193)	(17,067)	(97,838)	(458,430)
Change in shares outstanding	208,161	29,304	344,196	109,074
Shares outstanding, beginning of period	29,304	—	3,461,054	3,351,980
Shares outstanding, end of period	237,465	29,304	3,805,250	3,461,054
Class C
Shares issued	1,582	11,460	198,743	578,905
Shares reinvested	168	41	12,202	12,488
Shares redeemed	—	(250)	(150,221)	(91,688)
Change in shares outstanding	1,750	11,251	60,724	499,705
Shares outstanding, beginning of period	11,251	—	1,059,315	559,610
Shares outstanding, end of period	13,001	11,251	1,120,039	1,059,315
Class Y
Shares issued	108,593	50,041	1,011,785	1,890,153
Shares reinvested	1,491	173	36,873	27,395
Shares redeemed	(981)	(251)	(1,684,036)	(227,888)
Change in shares outstanding	109,103	49,963	(635,378)	1,689,660
Shares outstanding, beginning of period	49,963	—	1,782,756	93,096
Shares outstanding, end of period	159,066	49,963	1,147,378	1,782,756
Institutional Class
Shares issued	127,059	3,338,313	—	—
Shares reinvested	70,071	2,777	—	—
Shares redeemed	(136)	(250)	—	—
Change in shares outstanding	196,994	3,340,840	—	—
Shares outstanding, beginning of period	3,340,840	—	—	—
Shares outstanding, end of period	3,537,834	3,340,840	—	—

Notes to Financial Statements (Continued)

	Sands Capital Select Growth Fund		Short Duration Fixed Income Fund
	Six Months Ended March 31, 2011 (A) (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Class A
Shares issued	700,556	—	—	—
Shares redeemed	(3,379)	—	—	—
Change in shares outstanding	697,177	—	—	—
Shares outstanding, beginning of period	—	—	—	—
Shares outstanding, end of period	697,177	—	—	—
Class C
Shares issued	312,064	—	—	—
Shares redeemed	(1,301)	—	—	—
Change in shares outstanding	310,763	—	—	—
Shares outstanding, beginning of period	—	—	—	—
Shares outstanding, end of period	310,763	—	—	—
Class Y
Shares issued	9,396,956	5,629,008	64,168	92,642
Shares reinvested	—	—	34	1,055
Shares redeemed	(1,943,885)	(3,303,760)	(40,674)	(76,251)
Change in shares outstanding	7,453,071	2,325,248	23,528	17,446
Shares outstanding, beginning of period	13,625,415	11,300,167	76,949	59,503
Shares outstanding, end of period	21,078,486	13,625,415	100,477	76,949
Class Z
Shares issued	28,820,982	32,185,209	462,408	754,949
Shares reinvested	—	—	65,284	115,755
Shares redeemed	(10,054,015)	(16,070,720)	(616,271)	(914,126)
Change in shares outstanding	18,766,967	16,114,489	(88,579)	(43,422)
Shares outstanding, beginning of period	62,110,554	45,996,065	4,357,109	4,400,531
Shares outstanding, end of period	80,877,521	62,110,554	4,268,530	4,357,109

(A)  Class A and Class C represent the period from commencement of operations (November 15, 2010) through March 31, 2011.

Notes to Financial Statements (Continued)

	Small Cap Core Fund		Small Cap Value Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010	Six Months Ended March 31, 2011 (A) (Unaudited)	Year Ended September 30, 2010
Class A
Shares issued	2,238,130	5,137,874	144	—
Shares reinvested	3,004	—	1	—
Shares redeemed	(651,232)	(825,614)	—	—
Change in shares outstanding	1,589,902	4,312,260	145	—
Shares outstanding, beginning of period	4,312,260	—	—	—
Shares outstanding, end of period	5,902,162	4,312,260	145	—
Class C
Shares issued	519,624	475,489	144	—
Shares reinvested	12	—	1	—
Shares redeemed	(49,208)	(21,338)	—	—
Change in shares outstanding	470,428	454,151	145	—
Shares outstanding, beginning of period	454,151	—	—	—
Shares outstanding, end of period	924,579	454,151	145	—
Class Y
Shares issued	1,385,574	3,255,338	144	—
Shares reinvested	6,140	—	1	—
Shares redeemed	(313,930)	(380,556)	—	—
Change in shares outstanding	1,077,784	2,874,782	145	—
Shares outstanding, beginning of period	2,874,782	—	—	—
Shares outstanding, end of period	3,952,566	2,874,782	145	—
Class Z
Shares issued	—	—	401,232	763,694
Shares reinvested	—	—	32,993	—
Shares redeemed	—	—	(1,301,288)	(2,768,817)
Change in shares outstanding	—	—	(867,063)	(2,005,123)
Shares outstanding, beginning of period	—	—	4,333,138	6,338,261
Shares outstanding, end of period	—	—	3,466,075	4,333,138
Institutional Class
Shares issued	1,669,200	1,166,686	144	—
Shares reinvested	3,420	894	1	—
Shares redeemed	(28,072)	(275,955)	—	—
Change in shares outstanding	1,644,548	891,625	145	—
Shares outstanding, beginning of period	891,625	—	—	—
Shares outstanding, end of period	2,536,173	891,625	145	—

(A)  Class A, Class C, Class Y and Institutional Class represent the period from commencement of operations (March 1, 2011) through March 31, 2011.

Notes to Financial Statements (Continued)

	Ultra Short Duration Fixed Income Fund
	Six Months Ended March 31, 2011 (Unaudited)	Year Ended September 30, 2010
Class Z
Shares issued	15,072,492	20,014,092
Shares reinvested	269,970	278,613
Shares redeemed	(12,255,517)	(7,070,449)
Change in shares outstanding	3,086,945	13,222,256
Shares outstanding, beginning of period	24,458,413	11,236,157
Shares outstanding, end of period	27,545,358	24,458,413

6. Federal Tax Information

Federal income tax — It is each Fund's policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies and distributes at least 90% of its investment company taxable income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund's intention to declare and pay as dividends in each calendar year at least 98% of its investment company taxable income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ending October 31) plus undistributed amounts from prior years.

The tax character of distributions paid for the periods ended September 30, 2010 and 2009 was as follows:

	Capital Appreciation Fund	Core Plus Fixed Income Fund	Emerging Markets Equity Fund	Focused Equity Fund	Global Equity Fund
	Year Ended September 30, 2010	Year Ended September 30, 2010	Year Ended September 30, 2010	Period Ended September 30, 2010*	Year Ended September 30, 2010
From ordinary income	$7,703	$496,281	$—	$—	$661
	Global Real Estate Fund	Healthcare and Biotechnology Fund		Intermediate Fixed Income Fund
	Year Ended September 30, 2010	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2010	Year Ended September 30, 2009
From ordinary income	$90,201	$—	$—	$3,085,391	$855,228

Notes to Financial Statements (Continued)

	International Fixed Income Fund	Large Cap Relative Value Fund	Market Neutral Equity Fund	Mid Cap Fund
	Year Ended September 30, 2010	Year Ended September 30, 2010	Year Ended September 30, 2010	Year Ended September 30, 2010	Year Ended September 30, 2009
From ordinary income	$122,627	$13,296	$—	$1,064,323	$1,033,371
In excess of ordinary income	—	—	—	138,568	—
From long-term capital gains	—	—	—	—	551,095
	$122,627	$13,296	$—	$1,202,891	$1,584,466
	Mid Cap Value Fund	Premium Yield Equity Fund		Sands Capital Select Growth Fund
	Year Ended September 30, 2010	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2010	Year Ended September 30, 2009
From ordinary income	$67,277	$1,013,991	$583,029	$—	$—
From tax return of capital	—	—	77,806	—	—
	$67,277	$1,013,991	$660,835	$—	$—
	Short Duration Fixed Income Fund		Small Cap Core Fund	Small Cap Value Fund
	Year Ended September 30, 2010	Year Ended September 30, 2009	Year Ended September 30, 2010	Year Ended September 30, 2010	Year Ended September 30, 2009
From ordinary income	$1,328,163	$1,479,571	$9,676	$—	$105,644
From long-term capital gains	—	—	—	—	135,276
From tax return of capital	—	—	—	—	49,414
	$1,328,163	$1,479,571	$9,676	$—	$290,334

	Ultra Short Duration Fixed Income Fund
	Year Ended September 30, 2010	Year Ended September 30, 2009
From ordinary income	$3,337,850	$4,095,134

*  Represents the period from commencement of operations (December 31, 2009) through September 30, 2010.

Notes to Financial Statements (Continued)

The following information is computed on a tax basis for each item as of September 30, 2010:

	Capital Appreciation Fund	Core Plus Fixed Income Fund	Emerging Markets Equity Fund	Focused Equity Fund	Global Equity Fund
Tax cost of portfolio investments	$6,122,367	$23,860,195	$136,820,392	$1,917,586	$4,767,424
Gross unrealized appreciation	275,932	775,721	17,969,998	143,502	483,051
Gross unrealized depreciation	(301,672)	(26,082)	(977,207)	(72,642)	(196,677)
Net unrealized appreciation (depreciation)	(25,740)	749,639	16,992,791	70,860	286,374
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	—	(36,484)	689	—	345
Accumulated capital and other losses	—	(87,040)	(71,151)	—	(4,354)
Undistributed ordinary income	215,881	203,885	841,830	62,536	51,340
Other temporary differences	(4,554)	(74,746)	(16,729)	(8,934)	(4,555)
Accumulated earnings (deficit)	$185,587	$755,254	$17,747,430	$124,462	$329,150
	Global Real Estate Fund	Healthcare and Biotechnology Fund	Intermediate Fixed Income Fund	International Fixed Income Fund	Large Cap Relative Value Fund
Tax cost of portfolio investments	$4,187,447	$25,671,450	$102,661,250	$8,668,327	$3,534,475
Gross unrealized appreciation	303,990	4,578,104	5,760,855	490,336	477,889
Gross unrealized depreciation	(49,546)	(2,216,628)	(4,289)	(108,401)	(144,087)
Net unrealized appreciation (depreciation)	254,444	2,361,476	5,756,566	381,935	333,802
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	(26)	—	—	26,743	—
Accumulated capital and other losses	—	(9,361,607)	(713,351)	—	—
Undistributed ordinary income	228,414	—	266,677	754,673	23,164
Undistributed capital gains	3,734	—	—	—	—
Other temporary differences	(23,385)	—	(259,815)	(100,742)	(4,555)
Accumulated earnings (deficit)	$463,181	$(7,000,131)	$5,050,077	$1,062,609	$352,411
	Market Neutral Equity Fund	Mid Cap Fund	Mid Cap Value Fund	Premium Yield Equity Fund	Sands Capital Select Growth Fund
Tax cost of portfolio investments	$30,089,853	$117,215,308	$41,360,162	$39,180,238	$561,005,845
Gross unrealized appreciation	3,484,539	18,712,523	1,197,058	4,259,349	138,680,033
Gross unrealized depreciation	(2,211,071)	(1,385,462)	(476,855)	(2,293,769)	(13,304,788)
Net unrealized appreciation (depreciation)	1,273,468	17,327,061	720,203	1,965,580	125,375,245
Net unrealized appreciation (depreciation) on securities sold short	(1,087,774)	—	—	—	—
Net unrealized appreciation (depreciation) on foreign currency and translation of other assets and liabilities denominated in foreign currency	—	—	—	(7)	—
Accumulated capital and other losses	(408,205)	(191,401,645)	—	(8,852,440)	(83,012,800)
Undistributed ordinary income	—	—	350,401	94,001	—
Undistributed capital gains	—	—	1,624	—	—
Other temporary differences	(9,165)	—	(38,687)	(75,867)	—
Accumulated earnings (deficit)	$(231,676)	$(174,074,584)	$1,033,541	$(6,868,733)	$42,362,445

Notes to Financial Statements (Continued)

	Short Duration Fixed Income Fund	Small Cap Core Fund	Small Cap Value Fund	Ultra Short Duration Fixed Income Fund
Tax cost of portfolio investments	$43,584,565	$109,441,436	$58,513,183	$237,181,097
Gross unrealized appreciation	1,122,891	8,357,502	12,246,868	1,425,645
Gross unrealized depreciation	(38,579)	(3,811,260)	(558,779)	(521,724)
Net unrealized appreciation (depreciation)	1,084,312	4,546,242	11,688,089	903,921
Accumulated capital and other losses	(5,486,664)	—	(48,848,288)	(14,558,920)
Undistributed ordinary income	181,826	173,060	—	515,527
Undistributed capital gains	—	2,858	—	—
Other temporary differences	(102,104)	(4,555)	—	(378,105)
Accumulated earnings (deficit)	$(4,322,630)	$4,717,605	$(37,160,199)	$(13,517,577)

The difference between the tax cost of portfolio investments and the financial statement cost is primarily due to wash sale loss deferrals, the tax treatment of real estate investment trusts, Passive Foreign Investment Companies and book/tax differences on securities contributed in-kind.

As of September 30, 2010, the Funds had the following capital loss carryforwards for federal income tax purposes.

Fund	Amount	Expires September 30,
Healthcare and Biotechnology Fund	$5,781,344	2017
	3,580,263	2018
	$9,361,607
Intermediate Fixed Income Fund	$86,389	2015
	683	2017
	626,279	2018
	$713,351
Market Neutral Equity Fund	$3,708	2018
Mid Cap Fund	$120,581,352	2017
	70,820,293	2018
	$191,401,645
Premium Yield Equity Fund	$3,084,301	2017
	5,768,139	2018
	$8,852,440
Sands Capital Select Growth Fund	$5,719,519	2011
	2,692,298	2014
	4,416,747	2015
	3,797,319	2017
	66,386,917	2018
	$83,012,800

Notes to Financial Statements (Continued)

Fund	Amount	Expires September 30,
Short Duration Fixed Income Fund	$1,994,293	2012
	96,050	2013
	1,027,850	2014
	852,134	2015
	295,319	2016
	1,193,230	2017
	7,423	2018
	$5,466,299
Small Cap Value Fund	$30,983,605	2017
	17,864,683	2018
	$48,848,288
Ultra Short Duration Fixed Income Fund	$6,699,046	2012
	371,187	2014
	164,819	2015
	3,223,694	2017
	3,334,355	2018
	$13,793,101

The capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Sands Capital Select Growth Fund had $12,218,351 of capital losses expire unutilized during the year ended September 30, 2010.

From November 1, 2009 to September 30, 2010, the following Funds incurred the following net losses ("Post-October losses"). The Funds intend to elect to defer these losses and treat them as arising on October 1, 2010:

Fund	Amount
Core Plus Fixed Income Fund	$87,040
Emerging Markets Equity Fund	71,151
Global Equity Fund	4,354
Market Neutral Equity Fund	404,497
Short Duration Fixed Income Fund	20,365
Ultra Short Duration Fixed Income Fund	765,819

Certain reclassifications, the result of permanent differences between financial statement and income tax reporting requirements, have been made to the components of capital. These reclassifications have no impact on the net assets or net asset value per share of the Funds and are designed to present the Funds' capital accounts on a tax basis. The following reclassifications which are primarily attributed to the tax treatment of net investment loss, foreign currency gain/loss, paydown gain/loss, expiration of capital loss carryforwards, real

Notes to Financial Statements (Continued)

estate investment trusts, securities contributed in-kind, Passive Foreign Investment Companies and stock issuance costs have been made to the following Funds for the year ended September 30, 2010:

	Paid-In Capital	Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses)
Capital Appreciation Fund	$(947)	$947	$—
Core Plus Fixed Income Fund	$(947)	$(51,778)	$52,725
Emerging Markets Equity Fund	$(947)	$(88,641)	$89,588
Focused Equity Fund	$(161)	$161	$—
Global Equity Fund	$(947)	$(4,737)	$5,684
Global Real Estate Fund	$(947)	$10,884	$(9,937)
Healthcare and Biotechnology Fund	$(30,639)	$30,694	$(55)
Intermediate Fixed Income Fund	$(2,667)	$(1,955)	$4,622
International Fixed Income Fund	$(947)	$628,355	$(627,408)
Large Cap Relative Value Fund	$(947)	$947	$—
Market Neutral Equity Fund	$(122,859)	$123,172	$(313)
Mid Cap Fund	$(138,568)	$154,933	$(16,365)
Mid Cap Value Fund	$(947)	$(703)	$1,650
Premium Yield Equity Fund	$6,004	$(425)	$(5,579)
Sands Capital Select Growth Fund	$(16,018,503)	$3,800,152	$12,218,351
Short Duration Fixed Income Fund	$—	$119,234	$(119,234)
Small Cap Core Fund	$(947)	$(26,365)	$27,312
Small Cap Value Fund	$(13,272)	$38,915	$(25,643)
Ultra Short Duration Fixed Income Fund	$1	$785,776	$(785,777)

As of March 31, 2011, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Capital Appreciation Fund	$7,189,444	$782,994	$(112,239)	$670,755
Core Plus Fixed Income Fund	$27,508,142	$579,247	$(108,860)	$470,387
Emerging Markets Equity Fund	$318,836,115	$31,188,625	$(5,619,837)	$25,568,788
Focused Equity Fund	$107,497,308	$5,171,611	$(2,196,726)	$2,974,885
Global Equity Fund	$3,805,768	$563,973	$(62,592)	$501,381
Global Real Estate Fund	$3,998,854	$397,870	$(46,600)	$351,270
Healthcare and Biotechnology Fund	$20,223,648	$6,222,033	$(51,419)	$6,170,614
Intermediate Fixed Income Fund	$97,223,623	$3,385,275	$(649,647)	$2,735,628
International Fixed Income Fund	$9,281,276	$368,138	$(227,819)	$140,319
Large Cap Relative Value Fund	$4,773,734	$1,139,104	$(48,889)	$1,090,215
Market Neutral Equity Fund	$26,982,891	$5,561,397	$(273,702)	$5,287,695
Mid Cap Fund	$103,982,717	$24,964,841	$(1,083,835)	$23,881,006
Mid Cap Value Fund	$52,211,962	$7,247,204	$(124,351)	$7,122,853
Premium Yield Equity Fund	$37,256,772	$6,529,718	$(216,954)	$6,312,764
Sands Capital Select Growth Fund	$888,780,610	$305,109,629	$(25,639,695)	$279,469,934
Short Duration Fixed Income Fund	$42,129,963	$760,128	$(116,798)	$643,330
Small Cap Core Fund	$175,388,249	$29,529,758	$(1,376,583)	$28,153,175
Small Cap Value Fund	$57,779,821	$4,521,649	$(765,793)	$3,755,856
Ultra Short Duration Fixed Income Fund	$264,740,827	$1,178,113	$(922,193)	$255,920

Notes to Financial Statements (Continued)

The Funds have analyzed their tax positions taken on Federal income tax returns for all open tax years (tax years ended September 30, 2007 through 2010) and have concluded that no provision for income tax is required in their financial statements.

The Regulated Investment Company Modernization Act of 2010 (the "Act") was enacted on December 22, 2010. The Act makes changes to several tax rules impacting the Funds. In general, the provisions of the Act will be effective for the Funds' fiscal year ending September 30, 2012. Although the Act provides several benefits, including the unlimited carryover of future capital losses, there may be a greater likelihood that all or a portion of each fund's pre-enactment capital loss carryovers may expire without being utilized due to the fact that post-enactment capital losses get utilized before pre-enactment capital loss carryovers. Relevant information regarding the impact of the Act on the Funds, if any, will be contained within the "Federal Taxes" section of the financial statement notes for the fiscal year ending September 30, 2012.

7. Commitments and Contingencies

The Funds indemnify the Trust's officers and Trustees for certain liabilities that might arise from their performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Concentrations/Risks

Certain Funds invest a high percentage of their assets in specific sectors of the market in order to achieve a potentially greater investment return. As a result, the Funds may be more susceptible to economic, political, and regulatory developments in a particular sector of the market, positive or negative, and may experience increased volatility on the Fund's net asset value and magnified effect on the total return.

9. Subsequent Events

During a meeting of the Board of Trustees held November 18, 2010, the Trustees unanimously approved (subject to shareholder approval) a reorganization providing for the transfer of all assets and liabilities of the Touchstone Healthcare and Biotechnology Fund to the Touchstone Large Cap Growth Fund, a series of Touchstone Strategic Trust, in exchange for shares of the Touchstone Large Cap Growth Fund and the subsequent liquidation of the Touchstone Healthcare and Biotechnology Fund. The merger took place on May 9, 2011.

During a special meeting of the Board of Trustees held April 12, 2011, the Trustees unanimously approved (subject to shareholder approval) a reorganization providing for the transfer of all assets and liabilities of the EARNEST Partners Fixed Income Trust (a series of The Nottingham Investment Trust II) to the Touchstone Core Plus Fixed Income Fund, in exchange for shares of the Touchstone Core Plus Fixed Income Fund and the subsequent liquidation of the EARNEST Partners Fixed Income Trust.

Also at the April 12, 2011 meeting, the Trustees approved the following effective April 19, 2011: the Touchstone Core Plus Fixed Income Fund changed sub-advisors from Bradford & Marzec LLC to EARNEST Partners LLC and an interim sub-advisory agreement (the "Interim Sub-advisory Agreement") between Touchstone and EARNEST Partners was put in place, the name of the Fund was changed to Touchstone Total Return Bond Fund, the Fund changed advisory fees to a flat fee of 0.35%, and expense limitations were changed to 0.90%, 1.65%, and 0.65% for Class A, Class C, and Class Y, respectively.

Notes to Financial Statements (Continued)

During a meeting of the Board of Trustees held on May 19, 2011, the Trustees unanimously approved a new Sub-Advisory Agreement between Touchstone and EARNEST Partners. The new Sub-Advisory Agreement replaced an interim sub-advisory agreement between Touchstone and EARNEST Partners that was approved at a special telephonic Board meeting on April 12, 2011.

There were no other subsequent events that necessitated recognition or disclosures.

Portfolio of Investments
Touchstone Capital Appreciation Fund – March 31, 2011 (Unaudited)

Common Stocks — 94.4%	Shares	Market Value
Information Technology — 21.3%
Accenture PLC - Class A	5,165	$283,920
Cisco Systems, Inc.	13,540	232,211
Dell, Inc.*	13,515	196,103
Google, Inc. - Class A*	465	272,587
Microsoft Corp.	12,830	325,369
Paychex, Inc.	4,745	148,803
QUALCOMM, Inc.	4,160	228,093
		1,687,086
Health Care — 18.4%
Abbott Laboratories	3,000	147,150
Celgene Corp.*	2,005	115,348
Gilead Sciences, Inc.*	2,980	126,471
Johnson & Johnson	4,620	273,735
Medtronic, Inc.	7,995	314,603
Patterson Cos., Inc.	7,405	238,367
Stryker Corp.	3,910	237,728
		1,453,402
Consumer Staples — 13.6%
Colgate-Palmolive Co.	2,395	193,420
CVS Caremark Corp.	8,615	295,667
PepsiCo, Inc.	3,950	254,420
Procter & Gamble Co. (The)	2,300	141,680
Wal-Mart Stores, Inc.	3,610	187,900
		1,073,087
Industrials — 10.3%
Danaher Corp.	4,430	229,917
FedEx Corp.	1,640	153,422
Rockwell Collins, Inc.	1,785	115,722
United Technologies Corp.	3,685	311,935
		810,996
Energy — 10.0%
Chevron Corp.	1,475	158,459
Exxon Mobil Corp.	3,875	326,004
Schlumberger Ltd.	3,290	306,825
		791,288
Consumer Discretionary — 9.7%
Lowe's Cos., Inc.	6,965	184,085
O'Reilly Automotive, Inc.*	3,840	220,646
Staples, Inc.	9,540	185,267
Yum! Brands, Inc.	3,415	175,463
		765,461
Financials — 7.9%
Goldman Sachs Group, Inc. (The)	1,390	220,273
JPMorgan Chase & Co.	5,345	246,405
Lazard Ltd. - Class A	3,775	156,964
		623,642
Materials — 3.2%
Monsanto Co.	3,480	251,465
Total Common Stocks		$7,456,427

	Shares	Market Value
Investment Fund — 5.1%
Touchstone Institutional Money Market Fund^	403,772	$403,772
Total Investment Securities — 99.5% (Cost $7,189,416)		$7,860,199
Other Assets in Excess of Liabilities — 0.5%		41,141
Net Assets — 100.0%		$7,901,340

*  Non-income producing security.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

PLC – Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$7,456,427	$—	$—	$7,456,427
Investment Funds	403,772	—	—	403,772
				$7,860,199

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Core Plus Fixed Income Fund – March 31, 2011 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 46.7% Financials — 24.2%
$75,000	Allied Capital Corp., 6.000%, 4/1/12	$75,154
40,000	American International Group, Inc., 6.400%, 12/15/20	42,692
30,000	Ameriprise Financial, Inc., 7.300%, 6/28/19	35,836
30,000	Ameriprise Financial, Inc., 5.300%, 3/15/20	31,800
31,000	Bank of America Corp., 8.000%, 12/31/49 (a)	33,336
30,000	Bank of America Corp., 5.750%, 12/1/17	31,608
205,000	Bank of America Corp., 4.500%, 4/1/15	212,874
25,000	Bank of America Corp. MTN, 7.375%, 5/15/14	28,233
75,000	Boston Properties LP, 4.125%, 5/15/21	71,333
130,000	Brandywine Operating Partnership LP, 7.500%, 5/15/15	146,874
172,000	Canadian Imperial Bank of Commerce/Canada, Ser DPNT, 5.000%, 9/10/12	184,641
40,000	Capital One Capital V, 10.250%, 8/15/39	43,400
20,000	Capital One Financial Corp., 7.375%, 5/23/14	22,956
17,000	CB Richard Ellis Services, Inc., 11.625%, 6/15/17	20,060
25,000	CB Richard Ellis Services, Inc., 6.625%, 10/15/20	25,750
25,000	CIT Group, Inc., 7.000%, 5/1/17	25,031
210,000	Citigroup, Inc., 5.500%, 10/15/14	226,506
35,000	CNA Financial Corp., 5.750%, 8/15/21	35,834
100,000	CommonWealth REIT, 5.875%, 9/15/20	101,992
120,000	Credit Suisse AG, 5.400%, 1/14/20	121,197
15,000	Developers Diversified Realty Corp., 7.500%, 4/1/17	16,919
15,000	Developers Diversified Realty Corp., 9.625%, 3/15/16	18,274
100,000	Digital Realty Trust LP, 4.500%, 7/15/15	102,710
20,000	Digital Realty Trust LP, 5.875%, 2/1/20	20,875
31,000	Equinix, Inc., 8.125%, 3/1/18	33,557
25,000	Fidelity National Financial, Inc., 6.600%, 5/15/17	25,863
120,000	Fifth Third Bancorp, 4.500%, 6/1/18	116,814
50,000	General Electric Capital Corp., 5.300%, 2/11/21	50,783
100,000	General Electric Capital Corp., 2.250%, 11/9/15	96,067
65,000	General Electric Capital Corp., 4.625%, 1/7/21	64,013
50,000	Genworth Financial, Inc., 7.625%, 9/24/21	50,160
110,000	Glencore Funding LLC, 144a, 6.000%, 4/15/14	117,820

Principal Amount		Market Value
$100,000	Goldman Sachs Group, Inc., 6.250%, 2/1/41	$99,586
45,000	Goldman Sachs Group, Inc., 5.375%, 3/15/20	45,690
40,000	Goldman Sachs Group, Inc. MTN, 6.000%, 5/1/14	43,924
250,000	Goodman Funding Pty Ltd., 144a, 6.375%, 4/15/21	249,463
60,000	HCP, Inc., 5.375%, 2/1/21	60,593
120,000	Health Care REIT, Inc., 5.250%, 1/15/22	117,080
35,000	Host Hotels & Resorts LP, Ser O, 6.375%, 3/15/15	35,744
95,000	Icahn Enterprises LP/Icahn Enterprises Finance Corp., 8.000%, 1/15/18	97,613
15,000	International Lease Finance Corp., 144a, 8.875%, 9/15/15	16,500
25,000	Jefferies Group, Inc., 6.875%, 4/15/21	26,553
25,000	Jefferies Group, Inc., 6.250%, 1/15/36	23,108
65,000	Jefferies Group, Inc., 8.500%, 7/15/19	76,680
85,000	JP Morgan Chase & Co., 6.300%, 4/23/19	94,085
80,000	KeyCorp, 5.100%, 3/24/21	79,506
90,000	KeyCorp MTN, 3.750%, 8/13/15	90,940
165,000	Kilroy Realty LP, 6.625%, 6/1/20	169,247
100,000	KKR Group Finance Co. LLC, 144a, 6.375%, 9/29/20	102,289
65,000	Lazard Group LLC, 7.125%, 5/15/15	71,408
35,000	Lender Processing Services, Inc., 8.125%, 7/1/16	36,444
90,000	Liberty Mutual Group, Inc., 144a, 10.750%, 6/15/58 (a)	117,000
58,000	Lincoln National Corp., 8.750%, 7/1/19	73,443
25,000	Lincoln National Corp., 4.300%, 6/15/15	25,938
215,000	Lloyds TSB Bank PLC MTN, 144a, 6.500%, 9/14/20	211,368
40,000	Mack-Cali Realty LP, 7.750%, 8/15/19	48,198
25,000	Macquarie Group Ltd., 144a, 7.300%, 8/1/14	27,737
50,000	Macquarie Group Ltd., 144a, 7.625%, 8/13/19	55,432
75,000	MetLife, Inc., 6.750%, 6/1/16	86,696
105,000	MetLife, Inc., 10.750%, 8/1/39	144,900
100,000	Morgan Stanley MTN, 5.625%, 9/23/19	102,133
75,000	NASDAQ OMX Group, Inc., 5.550%, 1/15/20	73,445
51,000	National Money Mart Co., 10.375%, 12/15/16	56,865
45,000	National Retail Properties, Inc., 6.875%, 10/15/17	48,481
135,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/1/18	184,326
75,000	Nationwide Mutual Insurance Co., 144a, 9.375%, 8/15/39	91,208
75,000	Pacific Life Insurance Co., 144a, 9.250%, 6/15/39	98,583

Touchstone Core Plus Fixed Income Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 46.7% (Continued)
$75,000	PPF Funding, Inc., 144a, 5.700%, 4/15/17	$76,797
75,000	Principal Financial Group, Inc., 7.875%, 5/15/14	86,651
130,000	Raymond James Financial, Inc., 8.600%, 8/15/19	155,415
35,000	Regions Financial Corp., 5.750%, 6/15/15	35,656
40,000	Regions Financial Corp., 7.750%, 11/10/14	43,200
40,000	Senior Housing Properties Trust, 6.750%, 4/15/20	42,341
210,000	Simon Property Group LP, 10.350%, 4/1/19	289,455
150,000	Standard Chartered PLC, 144a, 3.850%, 4/27/15	153,505
100,000	SunTrust Bank, 7.250%, 3/15/18	113,663
85,000	Tanger Properties LP, 6.125%, 6/1/20	91,626
40,000	Terremark Worldwide, Inc., 12.000%, 6/15/17	49,500
145,000	US Bancorp, 3.442%, 2/1/16	144,561
115,000	Validus Holdings Ltd., 8.875%, 1/26/40	120,767
20,000	Willis North America, Inc., 6.200%, 3/28/17	21,315
45,000	Willis North America, Inc., 7.000%, 9/29/19	48,734
80,000	Zions Bancorp., 7.750%, 9/23/14	86,881
		6,773,235
	Consumer Discretionary — 4.4%
12,000	AMC Entertainment, Inc., 8.750%, 6/1/19	13,020
165,000	Best Buy Co., Inc., 5.500%, 3/15/21	161,900
125,000	Comcast Corp., 6.450%, 3/15/37	128,054
40,000	Cooper Tire & Rubber Co., 8.000%, 12/15/19	42,100
35,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.375%, 3/1/41	35,212
40,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 3.500%, 3/1/16	40,087
25,000	DISH DBS Corp., 6.625%, 10/1/14	26,469
6,000	GameStop Corp., 8.000%, 10/1/12	6,127
56,000	GeoEye, Inc., 8.625%, 10/1/16	59,640
52,000	Goodyear Tire & Rubber Co., 10.500%, 5/15/16	58,240
95,000	Home Depot, Inc., 5.950%, 4/1/41	94,735
65,000	Lennar Corp., 6.950%, 6/1/18	64,350
30,000	Netflix, Inc., 8.500%, 11/15/17	33,788
30,000	Pokagon Gaming Auth., 144a, 10.375%, 6/15/14	31,050
10,000	Royal Caribbean Cruises Ltd., 6.875%, 12/1/13	10,675
5,000	Scientific Games International, Inc., 9.250%, 6/15/19	5,488
10,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 5/1/12	10,587

Principal Amount		Market Value
$7,000	Starwood Hotels & Resorts Worldwide, Inc., 7.875%, 10/15/14	$8,001
15,000	Tenneco, Inc., 6.875%, 12/15/20	15,525
60,000	Time Warner Cable, Inc., 5.875%, 11/15/40	56,379
80,000	Time Warner Cable, Inc., 8.750%, 2/14/19	99,739
35,000	Time Warner, Inc., 6.250%, 3/29/41	34,774
31,000	Toys R Us Property Co. I LLC, 10.750%, 7/15/17	35,185
10,000	Videotron Ltee, 6.875%, 1/15/14	10,137
50,000	WMG Holdings Corp., 9.500%, 12/15/14 †	51,000
20,000	Wyndham Worldwide Corp., 7.375%, 3/1/20	22,063
55,000	XM Satellite Radio, Inc., 144a, 13.000%, 8/1/13	65,313
		1,219,638
	Telecommunication Services — 3.4%
65,000	British Telecommunications PLC, 9.875%, 12/15/30	89,910
34,000	Frontier Communications Corp., 7.875%, 1/15/27	32,470
30,000	MetroPCS Wireless, Inc., 6.625%, 11/15/20	29,962
65,000	NII Capital Corp., 7.625%, 4/1/21	66,462
77,000	Qwest Communications International, Inc., Ser B, 7.500%, 2/15/14	78,251
60,000	Qwest Corp., 8.875%, 3/15/12	64,200
90,000	Rogers Communications, Inc., 7.500%, 3/15/15	106,240
65,000	Sprint Nextel Corp., 8.375%, 8/15/17 †	72,394
75,000	Telecom Italia Capital SA, 7.175%, 6/18/19	81,985
55,000	Telefonica Emisiones SAU, 3.992%, 2/16/16	55,266
220,000	Verizon Communications, Inc., 6.350%, 4/1/19	250,157
29,000	Windstream Corp., 7.000%, 3/15/19	29,218
		956,515
	Energy — 3.4%
50,000	Berry Petroleum Co., 10.250%, 6/1/14	58,000
70,000	Bill Barrett Corp., 9.875%, 7/15/16	78,750
35,000	BP Capital Markets PLC, 3.875%, 3/10/15	36,343
40,000	BP Capital Markets PLC, 4.500%, 10/1/20	39,694
60,000	BP Capital Markets PLC, 4.742%, 3/11/21	60,112
75,000	Chesapeake Energy Corp., 6.125%, 2/15/21	77,437
40,000	Chesapeake Energy Corp., 6.625%, 8/15/20	42,600
28,000	Denbury Resources, Inc., 8.250%, 2/15/20	31,290
34,000	Encore Acquisition Co., 9.500%, 5/1/16	38,335

Touchstone Core Plus Fixed Income Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 46.7% (Continued)
$100,000	Expro Finance Luxembourg SCA, 144a, 8.500%, 12/15/16	$99,000
50,000	Geokinetics Holdings USA, Inc., 9.750%, 12/15/14	48,063
72,000	Hornbeck Offshore Services, Inc., 8.000%, 9/1/17	74,340
10,000	Linn Energy LLC/Linn Energy Finance Corp., 144a, 8.625%, 4/15/20	11,100
65,000	Marathon Petroleum Corp., 144a, 5.125%, 3/1/21	65,519
75,000	Petrobras International Finance Co. - Pifco, 6.750%, 1/27/41	77,266
35,000	Plains Exploration & Production Co., 6.625%, 5/1/21	35,000
39,000	Plains Exploration & Production Co., 7.750%, 6/15/15	40,706
30,000	QEP Resources, Inc., 6.875%, 3/1/21	31,500
		945,055
	Utilities — 2.9%
30,000	AES Corp., 7.750%, 10/15/15	32,400
125,000	Ameren Corp., 8.875%, 5/15/14	143,793
30,000	Copano Energy LLC/Copano Energy Finance Corp., 7.125%, 4/1/21	30,375
80,000	Duquesne Light Holdings, Inc., 144a, 6.400%, 9/15/20	81,390
25,000	El Paso Pipeline Partners Operating Co. LLC, 6.500%, 4/1/20	27,491
130,000	Energy Transfer Partners LP, 9.700%, 3/15/19	169,681
115,000	Nevada Power Co., 6.500%, 8/1/18	131,953
65,000	Plains All American Pipeline LP, 8.750%, 5/1/19	81,318
30,000	Plains All American Pipeline LP/PAA Finance Corp., 3.950%, 9/15/15	30,938
8,000	Regency Energy Partners LP/Regency Energy Finance Corp., 9.375%, 6/1/16	9,100
65,000	Sempra Energy, 9.800%, 2/15/19	86,298
		824,737
	Industrials — 2.8%
50,000	Air Canada, 144a, 9.250%, 8/1/15	52,125
51,000	ARAMARK Corp., 8.500%, 2/1/15	53,168
10,000	ARAMARK Corp., 5.000%, 6/1/12	10,200
10,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.625%, 3/15/18	11,050
64,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.750%, 5/15/16	66,000
30,000	BE Aerospace, Inc., 6.875%, 10/1/20	31,050
15,000	Bombardier, Inc., 144a, 7.750%, 3/15/20	16,294
45,000	Canadian Pacific Railway Co., 7.250%, 5/15/19	53,316
15,000	Case New Holland, Inc., 7.750%, 9/1/13	16,331

Principal Amount		Market Value
$40,000	Clean Harbors, Inc., 144a, 7.625%, 8/15/16	$42,450
15,000	Education Management LLC/Education Management Finance Corp., 8.750%, 6/1/14	15,356
45,000	FTI Consulting, Inc., 144a, 6.750%, 10/1/20	45,562
20,000	Kansas City Southern Railway, 13.000%, 12/15/13	23,850
60,000	Kemet Corp., 10.500%, 5/1/18	67,650
100,000	Meccanica Holdings USA, 144a, 6.250%, 7/15/19	104,896
40,000	Pall Corp., 5.000%, 6/15/20	40,705
71,000	RailAmerica, Inc., 9.250%, 7/1/17	78,544
20,000	Roper Industries, Inc., 6.250%, 9/1/19	22,058
20,000	SPX Corp., 144a, 6.875%, 9/1/17	21,500
		772,105
	Materials — 2.0%
140,000	ArcelorMittal, 5.500%, 3/1/21	137,957
20,000	Ball Corp., 5.750%, 5/15/21	19,600
5,000	Ball Corp., 6.750%, 9/15/20	5,225
53,000	Clearwater Paper Corp., 10.625%, 6/15/16	59,890
59,000	Domtar Corp., 10.750%, 6/1/17	73,750
55,000	International Paper Co., 9.375%, 5/15/19	70,793
30,000	Masco Corp., 7.125%, 3/15/20	31,046
24,000	Neenah Paper, Inc., 7.375%, 11/15/14	24,660
18,000	Rock-Tenn Co., 9.250%, 3/15/16	19,800
10,000	Solutia, Inc., 7.875%, 3/15/20	10,850
60,000	Solutia, Inc., 8.750%, 11/1/17	66,000
37,000	Steel Dynamics, Inc., 6.750%, 4/1/15	37,879
		557,450
	Health Care — 1.6%
35,000	Biomet, Inc., 10.000%, 10/15/17	38,369
20,000	Boston Scientific Corp., 6.000%, 1/15/20	20,956
70,000	Boston Scientific Corp., 4.500%, 1/15/15	72,197
53,000	CHS/Community Health Systems, Inc., 8.875%, 7/15/15	55,915
30,000	Coventry Health Care, Inc., 6.300%, 8/15/14	31,864
72,000	HCA, Inc., 9.250%, 11/15/16	77,490
25,000	HCA, Inc., 7.250%, 9/15/20	26,750
65,000	Mylan, Inc., 144a, 6.000%, 11/15/18	65,000
20,000	Mylan, Inc., 144a, 7.625%, 7/15/17	21,525
25,000	Omnicare, Inc., 6.125%, 6/1/13	25,094
		435,160
	Consumer Staples — 1.2%
40,000	Alliance One International, Inc., 10.000%, 7/15/16	40,550
25,000	Altria Group, Inc., 9.700%, 11/10/18	32,878

Touchstone Core Plus Fixed Income Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 46.7% (Continued)
$45,000	Bunge Ltd. Finance Corp., 8.500%, 6/15/19	$53,436
127,312	CVS Pass-Through Trust, 144a, 7.507%, 1/10/32	146,020
50,000	Dole Food Co., Inc., 13.875%, 3/15/14	60,500
		333,384
	Information Technology — 0.8%
50,000	BMC Software, Inc., 7.250%, 6/1/18	56,885
130,000	CC Holdings, 144a, 7.750%, 5/1/17	141,700
11,000	Crown Castle International Corp., 9.000%, 1/15/15	12,128
25,000	Stream Global Services, Inc., 11.250%, 10/1/14	26,750
		237,463
	Total Corporate Bonds	$13,054,742
	U.S. Government Mortgage-Backed Obligations — 18.1%
37,838	FHLMC, Pool #G03871, 5.500%, 2/1/38	40,610
174,771	FHLMC, Pool #G02558, 6.000%, 1/1/37	190,688
48,725	FHLMC, Pool #G04346, 6.000%, 5/1/38	53,255
742,811	FHLMC Gold, Pool #A93853, 5.000%, 9/1/40	781,851
161,364	FHLMC Gold, Pool #G01665, 5.500%, 3/1/34	173,337
75,007	FHLMC Gold, Pool #G05888, 5.500%, 10/1/39	80,314
162,046	FHLMC Gold, Pool #G04123, 6.000%, 3/1/38	176,349
318,133	FNMA, Pool #AE8886, 3.500%, 12/1/25	319,416
68,949	FNMA, Pool #AE8068, 4.000%, 12/1/40	68,006
101,747	FNMA, Pool #AE8073, 4.000%, 12/1/40	100,291
93,790	FNMA, Pool #AH6574, 4.000%, 3/1/41	92,506
47,758	FNMA, Pool #AE9108, 5.000%, 12/1/40	50,052
142,674	FNMA, Pool #889684, 5.500%, 8/1/37	153,322
550,395	FNMA, Pool #995023, 5.500%, 8/1/37	591,472
194,104	FNMA, Pool #929317, 5.500%, 3/1/38	208,409
235,594	FNMA, Pool #995018, 5.500%, 6/1/38	252,662
64,594	FNMA, Pool #831811, 6.000%, 9/1/36	70,882
148,857	FNMA, Pool #888222, 6.000%, 2/1/37	162,600
170,583	FNMA, Pool #911586, 6.000%, 4/1/37	186,332
312,334	FNMA, Pool #889507, 6.000%, 5/1/38	339,999
11,358	FNMA, Pool #995196, 6.000%, 7/1/38	12,406
71,574	FNMA, Pool #190391, 6.000%, 9/1/38	77,914
84,535	FNMA, Pool #995226, 6.000%, 11/1/38	92,102
245,243	GNMA, Pool #783176, 4.000%, 11/15/40	245,754
130,443	GNMA, Pool #712690, 5.000%, 4/15/39	138,902
368,938	GNMA, Pool #698387, 5.000%, 7/15/39	393,091
	Total U.S. Government Mortgage-Backed Obligations	$5,052,522

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 14.6%
$255,000	Banc of America Commercial Mortgage, Inc., Ser 2008-1, Class A4, 6.202%, 2/10/51 (a)	$281,800
59,807	Banc of America Funding Corp., Ser 2004-A, Class 2A1, 4.402%, 5/20/34 (a)	59,723
99,712	Banc of America Funding Corp., Ser 2005-7, Class 3A2, 5.750%, 11/25/35	99,216
116,029	Banc of America Funding Corp., Ser 2005-G, Class A3, 5.213%, 10/20/35 (a)	110,684
194,000	Bear Stearns Commercial Mortgage Securities, Ser 2007-PW17, Class A4, 5.694%, 6/11/50 (a)	207,446
155,000	Bear Stearns Commercial Mortgage Securities, Ser 2007-T28, Class A4, 5.742%, 9/11/42 (a)	168,290
55,000	Citigroup Commercial Mortgage Trust, Ser 2006-C4, Class AM, 5.733%, 3/15/49 (a)	57,031
146,000	Citigroup Commercial Mortgage Trust, Ser 2007-C6, Class A4, 5.698%, 12/10/49 (a)	157,969
51,000	Commercial Mortgage Pass Through Certificates, Ser 2006-C7, Class A4, 5.769%, 6/10/46 (a)	55,680
124,000	Commercial Mortgage Pass Through Certificates, Ser 2006-C7, Class AM, 5.794%, 6/10/46 (a)	128,863
225,000	Commercial Mortgage Pass Through Certificates, Ser 2007-C9, Class A4, 5.815%, 12/10/49 (a)	244,136
234,000	Credit Suisse Mortgage Capital Certificates, Ser 2006-C3, Class A3, 5.825%, 6/15/38 (a)	253,223
176,000	Greenwich Capital Commercial Funding Corp., Ser 2007-GG9, Class A4, 5.444%, 3/10/39	186,290
67,953	GSR Mortgage Loan Trust, Ser 2004-9, Class 4A1, 2.917%, 8/25/34 (a)	67,522
29,800	GSR Mortgage Loan Trust, Ser 2005-4F, Class 6A1, 6.500%, 2/25/35	30,455
80,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP7, Class A4, 5.863%, 4/15/45 (a)	87,906
88,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP7, Class AM, 5.863%, 4/15/45	90,933
257,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2006-LDP9, Class A3, 5.336%, 5/15/47	269,074

Touchstone Core Plus Fixed Income Fund (Continued)

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 14.6% (Continued)
$170,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2007-CB18, Class A4, 5.440%, 6/12/47	$179,262
171,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2007-CB20, Class A4, 5.794%, 2/12/51 (a)	184,190
73,000	JP Morgan Mortgage Trust, Ser 2005-A2, Class 5A2, 4.298%, 4/25/35 (a)	72,941
60,000	LB-UBS Commercial Mortgage Trust, Ser 2006-C7, Class A3, 5.347%, 11/15/38	63,475
145,372	MASTR Asset Securitization Trust, Ser 2002-7, Class B1, 5.868%, 12/25/32 (a)	148,471
207,000	Morgan Stanley Capital I, Ser 2008-T29, Class A4, 6.280%, 1/11/43 (a)	231,882
33,753	Residential Asset Mortgage Products, Inc., Ser 2004-SL1, Class A7, 7.000%, 11/25/31	34,646
22,768	Structured Adjustable Rate Mortgage Loan Trust, Ser 2004-12, Class 6A, 2.984%, 9/25/34 (a)	21,544
94,058	Thornburg Mortgage Securities Trust, Ser 2007-4, Class 3A1, 6.171%, 9/25/37 (a)	94,386
55,000	Wachovia Bank Commercial Mortgage Trust, Ser 2006-C27, Class AM, 5.795%, 7/15/45 (a)	56,713
85,974	Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR16, Class 7A1, 5.206%, 10/25/35 (a)	85,174
80,636	Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR7, Class 1A1, 5.083%, 5/25/35 (a)	79,152
98,592	Wells Fargo Mortgage Backed Securities Trust, Ser 2005-AR8, Class 3A2, 2.861%, 6/25/35 (a)	94,375
112,000	Wells Fargo Mortgage Backed Securities Trust, Ser 2006-AR1, Class 2A5, 5.413%, 3/25/36 (a)	104,417
60,795	Wells Fargo Mortgage Backed Securities Trust, Ser 2007-5, Class 1A1, 5.500%, 5/25/37	60,777
11,938	Wells Fargo Mortgage Backed Securities Trust, Ser 2007-5, Class 2A3, 5.500%, 5/25/22	11,910
	Total Commercial Mortgage-Backed Securities	$4,079,556
	U.S. Treasury Obligations — 9.4%
195,000	U.S. Treasury Note, 4.875%, 6/30/12	205,786
1,075,000	U.S. Treasury Note, 1.875%, 4/30/14	1,093,561

Principal Amount		Market Value
$730,000	U.S. Treasury Note, 3.500%, 5/15/20	$739,870
690,000	U.S. Treasury Note, 3.500%, 2/15/39	578,522
	Total U.S. Treasury Obligations	$2,617,739
	Sovereign Government Obligations — 5.3%
628,000	Australia Government Bond, Ser 118, 6.500%, 5/15/13	669,923
161,000	Canadian Government Bond, 1.500%, 3/1/12	166,284
40,000	Corp. Andina de Fomento, 8.125%, 6/4/19	48,070
454,000	New Zealand Government Treasury Bill, 2.310%, 8/17/11 (b)	342,973
157,000	United Kingdom Gilt, 5.000%, 3/7/12	261,410
	Total Sovereign Government Obligations	$1,488,660
	Asset-Backed Securities — 2.5%
240,000	Capital One Multi-Asset Execution Trust, Ser 2005-B1, Class B1, 4.900%, 12/15/17	259,125
9,330	Countrywide Asset-Backed Certificates, Ser 2004-15, Class AF4, 4.614%, 12/25/32 (a)	9,232
104,768	DB-UBS Mortgage Trust, Ser 2011-LC1A, Class A1, 144a, 3.742%, 11/10/46	106,141
62,990	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Ser 2005-1, Class 2A1, 5.587%, 2/25/20 (a)	63,911
108,000	GE Capital Commercial Mortgage Corp., Ser 2004-C2, Class A4, 4.893%, 3/10/40	114,245
61,300	Morgan Stanley Home Equity Loan Trust, Ser 2007-2, Class A1, 0.350%, 4/25/37 (a)	56,214
100,000	Newcastle Investment Trust, Ser 2010-MH1, Class M1, 144a, 6.000%, 7/10/35	95,528
	Total Asset-Backed Securities	$704,396
	Collateralized Mortgage Obligations — 1.0%
141,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K009, Class A2, 3.808%, 8/25/20	137,819
135,000	FHLMC Multifamily Structured Pass Through Certificates, Ser K701, Class A2, 3.882%, 11/25/17 (a)	137,416
	Total Collateralized Mortgage Obligations	$275,235
	Municipal Bond — 0.2% Illinois — 0.2%
55,000	State of Illinois UTGO, Ser 2011 5.365%, 3/1/17	$54,956

Touchstone Core Plus Fixed Income Fund (Continued)

Shares		Market Value
	Investment Funds — 2.3%
126,108	Invesco Liquid Assets Portfolio **	$126,108
524,615	Touchstone Institutional Money Market Fund^	524,615
	Total Investment Funds	$650,723
	Total Investment Securities — 100.1% (Cost $27,508,097)	$27,978,529
	Liabilities in Excess of Other Assets — (0.1%)	(17,257)
	Net Assets — 100.0%	$27,961,272

(a)  Variable rate security – the rate reflected is the rate in effect as of March 31, 2011.

(b)  Zero Coupon security – The rate reported was the effective yield as of March 31, 2011.

†  All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $121,650.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

FNMA – Federal National Mortgage Association

FHLMC – Federal Home Loan Mortgage Corp.

GNMA – Government National Mortgage Association

MTN – Medium Term Note

PLC – Public Limited Company

REIT – Real Estate Investment Trust

UTGO – Unlimited Tax General Obligation

144a – This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $2,529,815 or 9.0% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$13,054,742	$—	$13,054,742
U.S. Government Mortgage-Backed Obligations	—	5,052,522	—	5,052,522
Commercial Mortgage-Backed Securities	—	4,079,556	—	4,079,556
U.S. Treasury Obligations	—	2,617,739	—	2,617,739
Sovereign Government Obligations	—	1,488,660	—	1,488,660
Asset-Backed Securities	—	704,396	—	704,396
Investment Funds	650,723	—	—	650,723
Collateralized Mortgage Obligations	—	275,235	—	275,235
Municipal Bond	—	54,956	—	54,956
				$27,978,529
	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Currency Contracts	$—	$(985)	$—	$(985)

*  Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation.

See accompanying notes to financial statements.

Touchstone Core Plus Fixed Income Fund (Continued)

Forward Foreign Currency Exchange Contracts

	Contract To
Counterparty	Value Date	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
Deutsche Bank	05/25/2011	GBP	79,000	USD	127,172	$(524)
Deutsche Bank	05/25/2011	USD	141,019	GBP	87,000	1,546
Westpac Bank	05/11/2011	USD	73,970	NZD	96,831	262
Westpac Bank	06/07/2011	USD	326,864	AUD	324,898	(6,435)
Westpac Bank	06/07/2011	USD	126,348	AUD	123,000	168
Westpac Bank	06/07/2011	AUD	58,000	USD	57,790	1,710
Westpac Bank	06/07/2011	AUD	67,000	USD	66,444	2,288
						$(985)

Portfolio of Investments
Touchstone Emerging Markets Equity Fund – March 31, 2011 (Unaudited)

Common Stocks — 97.4%	Shares	Market Value
Financials — 20.1%
Akbank TAS (Turkey)	983,306	$4,776,267
Banco Bradesco SA (Preference) (Brazil)	303,399	6,199,363
Bank Mandiri Tbk PT (Indonesia)	5,431,111	4,241,350
BS Financial Group, Inc. (South Korea)*	277,270	4,018,955
China Overseas Land & Investment Ltd. (Hong Kong)	2,112,222	4,295,833
CIMB Group Holdings Bhd (Malaysia)	1,643,500	4,449,591
First Pacific Co. (Hong Kong)	4,969,148	4,446,236
Grupo Financiero Banorte SAB de CV - Class O (Mexico)	831,319	3,913,915
Industrial & Commercial Bank of China - Class H (China)	5,420,298	4,501,498
JPM Piramal Healthcare Ltd Pnote, Series 0003 (Netherlands)*	19,300	180,384
Kasikornbank PCL (Thailand)	1,271,900	5,530,000
Keppel Land Ltd. (Singapore)	1,338,665	4,768,430
Land and Houses PCL (Thailand)	15,012,491	3,449,721
Shinhan Financial Group Co. Ltd. (South Korea)	74,900	3,403,770
Standard Bank Group Ltd. (South Africa)	265,469	4,081,120
Wharf Holdings Ltd. (Hong Kong)	811,056	5,593,993
		67,850,426
Materials — 15.6%
China BlueChemical Ltd. (China)	5,282,882	4,326,251
Cia de Minas Buenaventura SA ADR (Peru)	91,528	3,932,958
Eldorado Gold Corp. (Canada) †	374,952	6,086,897
Fresnillo PLC (United Kingdom)	229,816	5,688,591
Gerdau SA (Preference) (Brazil)	287,672	3,557,467
Impala Platinum Holdings Ltd. (South Africa)	133,813	3,871,775
POSCO (South Korea)	5,786	2,663,686
Randgold Resources Ltd. ADR (Jersey, C.I.)	60,911	4,966,683
Siam Cement PCL (Thailand)	170,000	2,130,269
Siam Cement PCL (Non-Voting) (Thailand)	170,398	1,977,507
Southern Copper Corp. (United States)	75,700	3,048,439
Vale SA ADR (Brazil)	111,894	3,731,665
Vale SA (Preference) (Brazil)	132,191	3,840,271
Yamana Gold, Inc. (Canada)	214,187	2,646,684
		52,469,143
Consumer Discretionary — 15.1%
Bharat Forge Ltd. (India)	562,900	4,383,791
Cafe de Coral Holdings Ltd. (Hong Kong)	1,207,762	2,822,777
Consorcio ARA SAB de CV (Mexico)	2,378,169	1,461,557
Daphne International Holdings Ltd. (Hong Kong)	5,152,166	3,868,157
Foschini Ltd. (South Africa)	408,101	5,106,541
Giant Manufacturing Co. Ltd. (Taiwan)	1,043,778	4,241,629
Hankook Tire Co. Ltd. (South Korea)	201,380	6,581,406
JD Group Ltd. (South Africa)	473,513	3,387,735
Lojas Americanas SA (Preference) (Brazil)	513,254	4,281,701
Lojas Renner SA (Brazil)	234,422	7,630,040

	Shares	Market Value
Ports Design Ltd. (Hong Kong)	1,599,971	$3,690,081
Woolworths Holdings Ltd. (South Africa)	796,400	3,290,374
		50,745,789
Energy — 12.5%
CNOOC Ltd. (Hong Kong)	2,303,761	5,804,901
Oil & Natural Gas Corp. Ltd. (India)	584,300	3,816,719
PetroChina Co. Ltd. - Class H (China)	1,801,215	2,727,798
Petroleo Brasileiro SA (Preference) (Brazil)	439,683	7,661,766
PTT Exploration & Production PCL (Thailand)	537,500	3,234,419
Reliance Industries Ltd. (India)	171,200	4,027,490
Tenaris SA ADR (Luxembourg) †	109,716	5,426,553
Thai Oil PCL (Thailand)	1,878,400	5,170,336
Tupras Turkiye Petrol Rafine (Turkey)	141,979	4,174,636
		42,044,618
Consumer Staples — 9.7%
British American Tobacco Malaysia Bhd (Malaysia)	219,100	3,476,664
Fomento Economico Mexicano SAB de CV ADR (Mexico)	36,673	2,152,705
Indofood CBP Sukses Makmur TBK PT (Indonesia)*	500	304
ITC Ltd. (India)	1,142,900	4,666,938
Kimberly-Clark de Mexico SAB de CV - Class A (Mexico)	650,008	4,043,406
Massmart Holdings Ltd. (South Africa)	245,513	5,088,815
SABMiller PLC (United Kingdom)	119,602	4,235,432
Tingyi Cayman Islands Holding Corp. (China)	2,003,575	4,899,113
Wal-Mart de Mexico SAB de CV (Mexico)	1,423,766	4,273,291
		32,836,668
Information Technology — 8.3%
ASM Pacific Technology Ltd. (Hong Kong)	489,519	6,145,301
Infosys Technologies Ltd. (India)	64,400	4,680,787
Samsung Electronics Co. Ltd. (South Korea)	6,066	5,153,847
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	2,208,000	5,301,032
VTech Holdings Ltd. (Hong Kong) †	575,190	6,525,704
		27,806,671
Telecommunication Services — 5.7%
America Movil SAB de CV, Series L ADR (Mexico)	72,180	4,193,658
Bharti Airtel Ltd. (India)	607,600	4,869,520
MTN Group Ltd. (South Africa)	217,190	4,384,573
Telekomunikasi Indonesia Tbk PT (Indonesia)	3,469,054	2,928,228
Turkcell Iletisim Hizmet AS (Turkey)	483,094	2,859,674
		19,235,653
Industrials — 5.4%
All America Latina Logistica SA (Brazil)	453,705	3,737,686
Bharat Heavy Electricals Ltd. (India)	78,300	3,621,605

Touchstone Emerging Markets Equity Fund (Continued)

Common Stocks — 97.4% (Continued)	Shares	Market Value
Trakya Cam Sanayi AS (Turkey)	2,342,980	$5,477,904
Weichai Power Co. Ltd. - Class H (China)	891,966	5,418,156
		18,255,351
Utilities — 3.9%
Cez AS (Czech Republic)	103,138	5,270,966
Cia Energetica de Minas Gerais (Preference) (Brazil)	226,153	4,305,170
Enersis SA (Chile)	8,647,323	3,602,674
		13,178,810
Health Care — 1.1%
Teva Pharmaceutical Industries Ltd. ADR (Israel)	72,289	3,626,739
Total Common Stocks		$328,049,868
Investment Funds — 4.9%
Invesco Liquid Assets Portfolio **	8,740,784	8,740,784
Touchstone Institutional Money Market Fund^	7,614,251	7,614,251
Total Investment Funds		$16,355,035
Total Investment Securities — 102.3% (Cost $318,835,927)		$344,404,903
Liabilities in Excess of Other Assets — (2.3%)		(7,803,355)
Net Assets — 100.0%		$336,601,548

*  Non-income producing security.

†  All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $8,530,432.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

ADR – American Depositary Receipt

PLC – Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$327,869,484	$180,384	$—	$328,049,868
Investment Funds	16,355,035	—	—	16,355,035
				$344,404,903

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Focused Equity Fund – March 31, 2011 (Unaudited)

Common Stocks — 93.1%	Shares	Market Value
Financials — 24.7%
Allstate Corp.	180,056	$5,722,180
Bank of America Corp.	512,756	6,835,037
Barclays PLC ADR	145,248	2,634,799
Fidelity National Financial, Inc. - Class A	315,097	4,452,321
Goldman Sachs Group, Inc. (The)	25,636	4,062,537
SEI Investments Co.	91,116	2,175,850
		25,882,724
Information Technology — 16.4%
Arrow Electronics, Inc.*	7,810	327,083
Dell, Inc.*	191,516	2,778,897
Hewlett-Packard Co.	76,261	3,124,413
Ingram Micro, Inc. - Class A*	151,173	3,179,168
Insight Enterprises, Inc.*	169,491	2,886,432
Nokia Corp. ADR †	568,483	4,837,790
		17,133,783
Consumer Discretionary — 13.2%
Comcast Corp. - Class A	92,104	2,276,811
International Speedway Corp. - Class A	61,004	1,817,919
RadioShack Corp.	159,494	2,394,005
Skechers U.S.A., Inc. - Class A*	109,901	2,257,366
Speedway Motorsports, Inc.	74,195	1,185,636
Time Warner Cable, Inc.	53,655	3,827,748
		13,759,485
Health Care — 11.4%
Omnicare, Inc.	88,817	2,663,622
UnitedHealth Group, Inc.	83,030	3,752,956
WellPoint, Inc.	79,186	5,526,391
		11,942,969
Energy — 8.6%
EnCana Corp. †	174,729	6,033,392
Noble Corp.	63,845	2,912,609
		8,946,001
Industrials — 8.4%
Alliant Techsystems, Inc.	49,496	3,497,883
Ducommun, Inc.	80,428	1,922,229
RailAmerica, Inc.*	198,207	3,377,447
		8,797,559
Consumer Staples — 6.7%
CVS Caremark Corp.	81,359	2,792,241
Heineken NV ADR	67,081	1,831,311
Kraft Foods, Inc. - Class A	76,777	2,407,727
		7,031,279
Materials — 2.5%
Cemex SAB de CV ADR*	296,499	2,647,734
Telecommunication Services — 1.2%
Deutsche Telekom AG ADR	80,590	1,242,698
Total Common Stocks		$97,384,232

	Shares	Market Value
Investment Funds — 12.5%
Invesco Liquid Assets Portfolio **	6,119,266	$6,119,266
Touchstone Institutional Money Market Fund^	6,968,695	6,968,695
Total Investment Funds		$13,087,961
Total Investment Securities — 105.6% (Cost $107,489,638)		$110,472,193
Liabilities in Excess of Other Assets — (5.6%)		(5,813,121)
Net Assets — 100.0%		$104,659,072

*  Non-income producing security.

†  All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $5,904,730.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

ADR – American Depositary Receipt

PLC – Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$97,384,232	$—	$—	$97,384,232
Investment Funds	13,087,961	—	—	13,087,961
				$110,472,193

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Global Equity Fund – March 31, 2011 (Unaudited)

Preferred Stocks — 2.1%	Shares	Market Value
Consumer Staples — 2.1%
Henkel AG & Co. KGaA (Germany)	1,465	$90,750
Common Stocks — 93.5% Materials — 19.6%
Agnico-Eagle Mines Ltd. (Canada)	1,252	83,070
CF Industries Holdings, Inc. (United States)	870	119,007
Fresnillo PLC (United Kingdom)	3,613	89,432
Goldcorp, Inc. (Canada)	1,528	76,094
Symrise AG (Germany)	3,481	102,070
Syngenta AG (Switzerland)	478	155,344
Yamana Gold, Inc. (Canada)	11,646	143,362
Yara International ASA (Norway)	1,873	94,899
		863,278
Consumer Staples — 15.1%
Australian Agricultural Co. Ltd. (Australia)*	61,102	101,438
Carlsberg A/S - Class B (Denmark)	953	102,614
Cott Corp. (Canada)*	7,473	62,773
Foster's Group Ltd. (Australia)	17,408	102,994
Koninklijke Ahold NV (Netherlands)	5,945	79,770
Oriflame Cosmetics SA (Luxembourg)	1,198	61,989
Sara Lee Corp. (United States)	8,542	150,937
		662,515
Industrials — 13.0%
Central Japan Railway Co. (Japan)	8	63,381
G4S PLC (United Kingdom)	15,378	63,006
Invensys PLC (United Kingdom)	18,479	102,331
Kansas City Southern (United States)*	2,166	117,939
Mills Estruturas e Servicos de Engenharia SA (Brazil)	5,700	62,493
Shaw Group, Inc. (United States)*	2,391	84,665
Smiths Group PLC (United Kingdom)	3,720	77,400
		571,215
Energy — 10.6%
BG Group PLC (United Kingdom)	2,680	66,682
Cairn Energy PLC (United Kingdom)*	19,417	143,938
Santos Ltd. (Australia)	4,400	70,770
Southwestern Energy Co. (United States)*	1,000	42,970
Ultra Petroleum Corp. (United States)*	1,500	73,875
Woodside Petroleum Ltd. (Australia)	1,420	68,739
		466,974
Telecommunication Services — 9.3%
Hutchison Telecommunications Hong Kong Holdings Ltd. (Hong Kong)	254,000	80,655
Mobile Telesystems OJSC ADR (Russia)	4,055	86,088
SK Telecom Co. Ltd. ADR (South Korea)	5,133	96,552
Softbank Corp. (Japan)	2,300	91,801
Swisscom AG (Switzerland)	125	55,729
		410,825

	Shares	Market Value
Health Care — 8.9%
Bayer AG (Germany)	850	$65,820
Bristol-Myers Squibb Co. (United States)	3,596	95,042
Novartis AG (Switzerland)	1,333	72,303
Pfizer, Inc. (United States)	4,200	85,302
Sanofi-Aventis SA (France)	1,024	71,799
		390,266
Financials — 6.1%
Bank of Yokohama Ltd. (The) (Japan)	20,000	94,975
F&C Asset Management PLC (United Kingdom)	33,642	40,908
Kinnevik Investment AB - Class B (Sweden)	2,848	66,373
SBI Holdings, Inc. (Japan)	515	64,824
		267,080
Consumer Discretionary — 6.0%
Genting Bhd (Malaysia)	38,500	140,335
Television Broadcasts Ltd. (Hong Kong)	21,000	123,378
		263,713
Information Technology — 4.9%
Check Point Software Technologies Ltd. (Israel)*	2,455	125,328
Yahoo! Japan Corp. (Japan)	256	91,591
		216,919
Total Common Stocks		$4,112,785
Investment Fund — 2.4%
Touchstone Institutional Money Market Fund^	103,614	$103,614
Total Investment Securities — 98.0% (Cost $3,792,330)		$4,307,149
Other Assets in Excess of Liabilities — 2.0%		89,526
Net Assets — 100.0%		$4,396,675

*  Non-income producing security.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

ADR – American Depositary Receipt

PLC – Public Limited Company

Touchstone Global Equity Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,112,785	$—	$—	$4,112,785
Investment Funds	103,614	—	—	103,614
Preferred Stocks	90,750	—	—	90,750
				$4,307,149

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Global Real Estate Fund – March 31, 2011 (Unaudited)

Common Stocks — 98.5%	Shares	Market Value
Financials — 98.5%
Advance Residence Investment Corp. REIT (Japan)	13	$25,569
Allgreen Properties Ltd. (Singapore)	30,000	25,704
Alstria Office REIT-AG (Germany)	5,963	82,902
AvalonBay Communities, Inc. REIT (United States)	700	84,056
BioMed Realty Trust, Inc. REIT (United States)	1,730	32,905
Boston Properties, Inc. REIT (United States)	935	88,685
BRE Properties, Inc. REIT (United States)	810	38,216
British Land Co. PLC REIT (United Kingdom)	7,862	69,682
Brookfield Properties Corp. (United States)	1,860	32,959
Camden Property Trust REIT (United States)	905	51,422
Canadian Apartment Properties REIT (Canada)	1,853	37,194
Canadian Real Estate Investment Trust REIT (Canada)	1,063	37,992
CapitaLand Ltd. (Singapore)	23,300	61,000
CapitaMall Trust REIT (Singapore)	25,600	38,182
CFS Retail Property Trust REIT (Australia)	23,110	43,983
China Overseas Land & Investment Ltd. (Hong Kong)	36,600	74,437
China Resources Land Ltd. (Hong Kong)	17,730	33,187
City Developments Ltd. (Singapore)	2,500	22,848
Citycon OYJ (Finland)	5,476	25,067
Commonwealth Property Office Fund REIT (Australia)	31,330	27,869
Corio NV REIT (Netherlands)	601	42,042
Derwent London PLC REIT (United Kingdom)	1,600	42,171
Developers Diversified Realty Corp. REIT (United States)	2,870	40,180
Development Securities PLC (United Kingdom)	3,650	13,087
DiamondRock Hospitality Co. REIT (United States)	1,880	21,000
Digital Realty Trust, Inc. REIT (United States) †	1,093	63,547
Douglas Emmett, Inc. REIT (United States)	1,820	34,125
DuPont Fabros Technology, Inc. REIT (United States)	710	17,217
Equity Residential REIT (United States)	1,765	99,564
Essex Property Trust, Inc. REIT (United States)	210	26,040
Eurocommercial Properties NV REIT (Netherlands)	1,086	53,806
Extendicare Real Estate Investment Trust REIT (Canada)	2,207	28,911
Fortune Real Estate Investment Trust REIT (Singapore)	68,000	33,569
Franshion Properties China Ltd. (Hong Kong)	66,000	19,006
General Growth Properties, Inc. REIT (United States)	1,876	29,040
Global Logistic Properties Ltd. (Singapore)*	27,250	40,426
Goodman Group REIT (Australia)	107,380	76,082
GPT Group REIT (Australia)	14,738	47,867

	Shares	Market Value
Great Portland Estates PLC REIT (United Kingdom)	4,570	$28,284
Hang Lung Properties Ltd. (Hong Kong)	5,000	21,887
HCP, Inc. REIT (United States)	2,150	81,571
Health Care REIT, Inc. (United States)	1,410	73,940
Helical Bar PLC (United Kingdom)	3,560	15,465
Hongkong Land Holdings Ltd. (Hong Kong)	11,565	80,955
Host Hotels & Resorts, Inc. REIT (United States)	4,263	75,071
Hufvudstaden AB - Class A (Sweden)	2,033	24,205
Hysan Development Co. Ltd. (Hong Kong)	7,900	32,500
Japan Prime Realty Investment Corp. REIT (Japan)	13	35,102
Kerry Properties Ltd. (Hong Kong)	5,730	28,655
Kilroy Realty Corp. REIT (United States)	600	23,298
Kimco Realty Corp. REIT (United States)	2,845	52,177
Klepierre REIT (France)	719	29,183
Land Securities Group PLC REIT (United Kingdom)	5,100	60,011
LaSalle Hotel Properties REIT (United States)	960	25,920
Link REIT (The) (Hong Kong)	7,300	22,852
Macerich Co. REIT (United States)	804	39,822
Mirvac Group REIT (Australia)	23,300	30,005
Mitsubishi Estate Co., Ltd. (Japan)	5,600	94,725
Mitsui Fudosan Co., Ltd. (Japan)	3,100	51,170
Morguard Real Estate Investment Trust REIT (Canada)	2,058	30,950
Nationwide Health Properties, Inc. REIT (United States)	1,485	63,157
Nippon Building Fund, Inc. REIT (Japan)	5	48,689
Nomura Real Estate Office Fund, Inc. REIT (Japan)	5	33,842
Post Properties, Inc. REIT (United States)	990	38,857
ProLogis REIT (United States)	5,082	81,210
PSP Swiss Property AG (Switzerland)*	274	22,567
Public Storage REIT (United States)	1,145	126,992
Rayonier, Inc. REIT (United States)	280	17,447
Regency Centers Corp. REIT (United States)	1,635	71,090
RioCan Real Estate Investment Trust REIT (Canada)	1,378	36,188
Senior Housing Properties Trust REIT (United States)	1,500	34,560
Shenzhen Investment Ltd. (Hong Kong)	77,170	25,695
Shimao Property Holdings Ltd. (Hong Kong)	19,510	27,640
Simon Property Group, Inc. REIT (United States)	1,836	196,746
SL Green Realty Corp. REIT (United States)	540	40,608
Sumitomo Realty & Development Co., Ltd. (Japan)	2,000	40,010
Sun Hung Kai Properties Ltd. (Hong Kong)	13,380	211,918
Sunstone Hotel Investors, Inc. REIT (United States)*	2,300	23,437
Unibail-Rodamco SE REIT (France)	615	133,221
U-Store-It Trust REIT (United States)	1,540	16,201

Touchstone Global Real Estate Fund (Continued)

Common Stocks — 98.5% (Continued)	Shares	Market Value
Vastned Retail NV REIT (Netherlands)	252	$18,446
Vornado Realty Trust REIT (United States)	1,100	96,250
Weingarten Realty Investors REIT (United States)	2,160	54,130
Westfield Group REIT (Australia)	13,320	128,682
Wharf Holdings Ltd. (Hong Kong)	7,199	49,653
Total Common Stocks		$4,256,523
Investment Funds — 2.2%
Invesco Liquid Assets Portfolio **	63,525	63,525
Touchstone Institutional Money Market Fund^	30,076	30,076
Total Investment Funds		$93,601
Total Investment Securities — 100.7% (Cost $3,992,186)		$4,350,124
Liabilities in Excess of Other Assets — (0.7%)		(29,077)
Net Assets — 100.0%		$4,321,047

†  All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $62,907.

*  Non-income producing security.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$4,256,523	$—	$—	$4,256,523
Investment Funds	93,601	—	—	93,601
				$4,350,124

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Healthcare and Biotechnology Fund – March 31, 2011 (Unaudited)

Common Stocks — 94.4%	Shares	Market Value
Health Care — 90.8%
Abbott Laboratories	10,630	$521,401
Aetna, Inc.	12,440	465,629
Alexion Pharmaceuticals, Inc.*	9,720	959,170
Allergan, Inc.	12,120	860,762
Amarin Corp. PLC ADR*	17,540	128,042
AMERIGROUP Corp.*	14,820	952,185
AmerisourceBergen Corp.	23,700	937,572
Ardea Biosciences, Inc.* †	4,180	119,924
Baxter International, Inc.	5,000	268,850
Bruker Corp.*	21,070	439,310
Cepheid, Inc.*	11,390	319,148
Cerner Corp.*	1,820	202,384
Charles River Laboratories International, Inc.*	24,670	946,835
Chemed Corp.	8,780	584,836
Cooper Cos., Inc. (The)	7,220	501,429
DaVita, Inc.*	5,450	466,029
Exelixis, Inc.*	21,090	238,317
Express Scripts, Inc.*	18,210	1,012,658
Healthsouth Corp.*	13,790	344,474
Henry Schein, Inc.*	7,930	556,448
Intuitive Surgical, Inc.*	760	253,430
Laboratory Corp. of America Holdings*	8,960	825,485
McKesson Corp.	10,980	867,969
Mednax, Inc.*	4,170	277,764
Medtronic, Inc.	12,900	507,615
Onyx Pharmaceuticals, Inc.*	9,990	351,448
Perrigo Co.	4,040	321,261
Pfizer, Inc.	87,679	1,780,760
Pharmasset, Inc.*	3,460	272,337
Quality Systems, Inc. †	3,100	258,354
Regeneron Pharmaceuticals, Inc.*	4,980	223,801
Shire PLC ADR	11,780	1,026,038
Tenet Healthcare Corp.*	86,500	644,425
Thermo Fisher Scientific, Inc.*	3,170	176,093
United Therapeutics Corp.*	7,860	526,777
UnitedHealth Group, Inc.	21,450	969,540
Universal Health Services, Inc. - Class B	5,880	290,531
Varian Medical Systems, Inc.*	8,840	597,938
Volcano Corp.*	5,340	136,704
Watson Pharmaceuticals, Inc.*	21,290	1,192,453
WellPoint, Inc.	3,630	253,338
		22,579,464
Information Technology — 3.6%
Agilent Technologies, Inc.*	19,850	888,883
Total Common Stocks		$23,468,347
Foreign Common Stock — 4.2% Health Care — 4.2%
Valeant Pharmaceuticals International, Inc. †	20,586	$1,025,389

	Shares	Market Value
Investment Funds — 7.6%
Invesco Liquid Assets Portfolio **	1,421,000	$1,421,000
Touchstone Institutional Money Market Fund^	479,526	479,526
Total Investment Funds		$1,900,526
Total Investment Securities — 106.2% (Cost $20,172,228)		$26,394,262
Liabilities in Excess of Other Assets — (6.2%)		(1,539,521)
Net Assets — 100.0%		$24,854,741

*  Non-income producing security.

†  All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $1,382,777.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

ADR – American Depositary Receipt

PLC – Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$24,493,736	$—	$—	$24,493,736
Investment Funds	1,900,526	—	—	1,900,526
				$26,394,262

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Intermediate Fixed Income Fund – March 31, 2011 (Unaudited)

Principal Amount		Market Value
	Corporate Bonds — 53.2% Financials — 23.5%
$75,000	ACE Ina Holdings, Inc., 5.700%, 2/15/17	$82,229
510,000	Aflac, Inc., 8.500%, 5/15/19	616,524
370,000	Allstate Life Global Funding Trusts, 5.375%, 4/30/13	399,181
25,000	American Express Bank FSB, 5.500%, 4/16/13	26,813
150,000	American Express Co., 4.875%, 7/15/13	159,906
200,000	American Express Co., 7.000%, 3/19/18	233,745
210,000	American International Group, Inc., 5.450%, 5/18/17	215,573
125,000	Ameriprise Financial, Inc., 5.650%, 11/15/15	139,567
30,000	Bank of America Corp., 5.750%, 8/15/16	31,667
200,000	Bank of America Corp., 5.750%, 12/1/17	210,722
200,000	Bank of America Corp. MTN, 5.650%, 5/1/18	209,016
800,000	Bank of America NA, 5.300%, 3/15/17	821,333
500,000	Barclays Bank PLC, Ser 1, 5.000%, 9/22/16	530,091
40,000	Barclays Bank PLC, 6.750%, 5/22/19	45,176
200,000	Barclays Bank PLC, 5.450%, 9/12/12	212,142
325,000	BB&T Corp., 4.750%, 10/1/12	340,771
915,000	BB&T Corp., 6.850%, 4/30/19	1,061,363
30,000	Bear Stearns Cos. LLC, 6.400%, 10/2/17	33,701
150,000	Bear Stearns Cos. LLC, 5.700%, 11/15/14	164,870
45,000	Bear Stearns Cos. LLC (The), 5.300%, 10/30/15	48,499
500,000	Berkshire Hathaway Finance Corp., 5.000%, 8/15/13	541,036
375,000	Berkshire Hathaway, Inc., 3.200%, 2/11/15	386,011
1,500,000	Boston Properties LP, 5.875%, 10/15/19	1,628,760
345,000	Capital One Bank USA NA, 8.800%, 7/15/19	433,790
350,000	Capital One Financial Corp., 5.700%, 9/15/11	357,754
250,000	Citigroup, Inc., 6.125%, 11/21/17	272,414
175,000	Citigroup, Inc., 5.850%, 8/2/16	189,622
545,000	Citigroup, Inc., 5.000%, 9/15/14	569,091
40,000	CME Group, Inc., 5.750%, 2/15/14	44,265
200,000	Deutsche Bank AG, 6.000%, 9/1/17	221,725
475,000	Fifth Third Bancorp, 6.250%, 5/1/13	515,240
275,000	General Electric Capital Corp., 5.400%, 2/15/17	298,115
400,000	General Electric Capital Corp. MTN, 6.000%, 6/15/12	423,574
1,900,000	General Electric Capital Corp. MTN, 5.450%, 1/15/13	2,031,776
175,000	General Electric Capital Corp. MTN, 5.625%, 5/1/18	189,196
110,000	Genworth Financial, Inc., 5.750%, 6/15/14	113,327

Principal Amount		Market Value
$500,000	Goldman Sachs Group, Inc., 5.625%, 1/15/17	$526,905
35,000	Goldman Sachs Group, Inc., 6.150%, 4/1/18	37,946
315,000	Goldman Sachs Group, Inc., 3.700%, 8/1/15	317,324
255,000	HCP, Inc., 5.650%, 12/15/13	276,196
485,000	HSBC Finance Corp., 5.500%, 1/19/16	532,761
500,000	Jefferies Group, Inc., 8.500%, 7/15/19	589,850
385,000	JP Morgan Chase & Co., 5.125%, 9/15/14	413,228
275,000	JP Morgan Chase & Co., 5.375%, 10/1/12	292,046
100,000	KeyBank NA, 5.800%, 7/1/14	109,212
530,000	Keycorp, 6.500%, 5/14/13	577,668
470,000	Kimco Realty Corp., 5.700%, 5/1/17	510,295
215,000	Merrill Lynch & Co., Inc., 6.400%, 8/28/17	234,367
20,000	MetLife, Inc., 5.000%, 6/15/15	21,535
170,000	MetLife, Inc., 6.125%, 12/1/11	176,256
170,000	Morgan Stanley, 4.750%, 4/1/14	177,143
125,000	Morgan Stanley, 5.500%, 1/26/20	125,544
1,200,000	PNC Funding Corp., 5.625%, 2/1/17	1,301,639
125,000	Principal Life Income Funding Trusts, 5.100%, 4/15/14	133,934
535,000	ProLogis, 7.625%, 8/15/14	612,125
30,000	Prudential Financial, Inc., 4.750%, 9/17/15	31,942
125,000	Prudential Financial, Inc. MTN, 4.750%, 4/1/14	132,932
25,000	Simon Property Group LP, 5.750%, 12/1/15	27,805
300,000	SunTrust Bank, Inc., 6.375%, 4/1/11	300,000
200,000	SunTrust Bank, Inc., 5.250%, 11/5/12	210,543
150,000	Toyota Motor Credit Corp., 3.200%, 6/17/15	152,491
100,000	Travelers Cos., Inc., 5.500%, 12/1/15	110,857
1,000,000	Travelers Cos., Inc., 5.900%, 6/2/19	1,106,028
185,000	Wachovia Bank NA, 5.000%, 8/15/15	197,292
375,000	Wachovia Corp., 5.750%, 2/1/18	413,117
170,000	Wells Fargo & Co., 4.950%, 10/16/13	181,572
		23,629,138
	Utilities — 8.1%
20,000	Arizona Public Service Co., 8.750%, 3/1/19	25,214
800,000	Boardwalk Pipelines LLC, 5.750%, 9/15/19	851,088
150,000	Consolidated Edison Co. of NY, Ser 08-A, 5.850%, 4/1/18	169,661
930,000	Consolidated Natural Gas Co., Ser A, 5.000%, 12/1/14	1,017,151
100,000	Detroit Edison Co., Ser G, 5.600%, 6/15/18	108,907
740,000	DTE Energy Co., 6.350%, 6/1/16	831,934
100,000	Duke Energy Carolinas LLC, 5.300%, 10/1/15	111,455

Touchstone Intermediate Fixed Income Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 53.2% (Continued)
$860,000	Energy Transfer Partners LP, 5.950%, 2/1/15	$942,858
650,000	Enterprise Products Operating LLC, Ser O, 9.750%, 1/31/14	778,866
25,000	Exelon Corp., 4.900%, 6/15/15	26,272
520,000	Exelon Generation Co. LLC, 5.200%, 10/1/19	526,976
115,000	Georgia Power Co., Ser Z, 5.250%, 12/15/15	127,678
360,000	Metropolitan Edison Co., 7.700%, 1/15/19	425,678
310,000	Midamerican Energy Holdings Co., Ser D, 5.000%, 2/15/14	332,943
20,000	Midamerican Energy Holdings Co., 5.750%, 4/1/18	22,304
110,000	National Rural Utilities Cooperative Finance Corp. MTN, 7.250%, 3/1/12	116,542
550,000	NextEra Energy Capital Holdings, Inc., 2.550%, 11/15/13	559,694
250,000	NextEra Energy Capital Holdings, Inc., 5.625%, 9/1/11	255,010
125,000	NSTAR Electric Co., 4.875%, 4/15/14	134,510
175,000	PacifiCorp, 6.900%, 11/15/11	181,820
180,000	Public Service Co. of Colorado, Ser 10, 7.875%, 10/1/12	197,804
140,000	Public Service Electric & Gas Co. MTN, 5.375%, 9/1/13	153,274
130,000	Southern Cal Edison, Ser 05-A, 5.000%, 1/15/16	142,208
100,000	TransCanada PipeLines Ltd., 4.875%, 1/15/15	108,956
		8,148,803
	Consumer Staples — 4.4%
275,000	Archer-Daniels-Midland Co., 5.450%, 3/15/18	305,696
200,000	Avon Products, Inc., 4.200%, 7/15/18	199,689
550,000	Coca-Cola Enterprises, Inc., 1.125%, 11/12/13	542,227
25,000	ConAgra Foods, Inc., 7.000%, 4/15/19	28,361
25,000	CVS Caremark Corp., 6.600%, 3/15/19	28,677
500,000	General Mills, Inc., 5.200%, 3/17/15	549,159
35,000	General Mills, Inc., 5.650%, 2/15/19	38,795
500,000	Kimberly-Clark Corp., 6.125%, 8/1/17	579,732
25,000	Kraft Foods, Inc., 6.500%, 8/11/17	28,509
329,000	Kraft Foods, Inc., 6.250%, 6/1/12	348,985
30,000	Kroger Co., 6.400%, 8/15/17	34,517
40,000	Procter & Gamble Co., 4.700%, 2/15/19	43,367
921,000	Safeway, Inc., 6.250%, 3/15/14	1,018,329
20,000	Safeway, Inc., 6.350%, 8/15/17	22,357
500,000	Sara Lee Corp., 3.875%, 6/15/13	519,184
120,000	Sysco Corp., 4.200%, 2/12/13	126,595
		4,414,179

Principal Amount		Market Value
	Consumer Discretionary — 3.1%
$20,000	Comcast Corp., 5.875%, 2/15/18	$22,048
150,000	Costco Wholesale Corp., 5.500%, 3/15/17	170,858
550,000	eBay, Inc., 0.875%, 10/15/13	543,988
150,000	Emerson Electric Co., 5.000%, 12/15/14	166,036
500,000	Johnson Controls, Inc., 5.500%, 1/15/16	553,352
100,000	Lowe's Cos., Inc., 5.400%, 10/15/16	112,444
175,000	McDonald's Corp., 6.000%, 4/15/11	175,283
125,000	Omnicom Group, Inc., 5.900%, 4/15/16	139,777
20,000	Staples, Inc., 7.750%, 4/1/11	20,000
185,000	Target Corp., 5.875%, 7/15/16	212,528
30,000	Time Warner Cable, Inc., 6.200%, 7/1/13	32,984
20,000	Time Warner Cable, Inc., 8.250%, 4/1/19	24,365
350,000	Wal-Mart Stores, Inc., 4.250%, 4/15/13	372,276
25,000	Wal-Mart Stores, Inc., 5.800%, 2/15/18	28,470
150,000	Wal-Mart Stores, Inc., 4.500%, 7/1/15	162,228
180,000	Walt Disney Co., 5.500%, 3/15/19	203,793
150,000	Walt Disney Co. MTN, 6.375%, 3/1/12	157,848
		3,098,278
	Industrials — 2.7%
250,000	Canadian National Railway Co., 4.400%, 3/15/13	265,154
195,000	Caterpillar Financial Services Corp., 7.150%, 2/15/19	238,685
150,000	Caterpillar Financial Services Corp. MTN, 4.600%, 1/15/14	161,444
130,000	Dover Corp., 4.875%, 10/15/15	142,788
150,000	General Dynamics Corp., 4.250%, 5/15/13	159,638
275,000	General Electric Co., 5.250%, 12/6/17	299,475
150,000	John Deere Capital Corp., 7.000%, 3/15/12	159,189
140,000	Parker Hannifin Corp., 5.500%, 5/15/18	156,797
500,000	Southwest Airlines Co., 6.500%, 3/1/12	523,074
250,000	Stanford University, 4.750%, 5/1/19	268,890
250,000	United Parcel Service, Inc., 5.500%, 1/15/18	279,593
100,000	United Technologies Corp., 4.875%, 5/1/15	110,117
		2,764,844
	Telecommunication Services — 2.7%
110,000	AT&T, Inc., 5.625%, 6/15/16	123,052
145,000	AT&T, Inc., 5.500%, 2/1/18	158,281
75,000	AT&T, Inc., 5.875%, 8/15/12	79,924
140,000	BellSouth Corp., 5.200%, 9/15/14	153,072
225,000	New Cingular Wireless Services, Inc., 8.125%, 5/1/12	242,166
550,000	Telefonica Emisiones SAU, 2.582%, 4/26/13	555,254
305,000	Verizon Communications, Inc., 5.500%, 2/15/18	332,504

Touchstone Intermediate Fixed Income Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 53.2% (Continued)
$175,000	Verizon Global Funding Corp., 4.375%, 6/1/13	$185,995
690,000	Vodafone Group PLC, 3.375%, 11/24/15	701,673
100,000	Vodafone Group PLC, 5.625%, 2/27/17	110,492
100,000	Vodafone Group PLC, 5.500%, 6/15/11	100,963
		2,743,376
	Materials — 2.3%
350,000	Alcoa, Inc., 6.000%, 7/15/13	381,938
740,000	Dow Chemical Co., 5.900%, 2/15/15	820,186
400,000	Dow Chemical Co., 4.850%, 8/15/12	419,028
450,000	EI du Pont de Nemours & Co., 3.625%, 1/15/21	427,321
200,000	Praxair, Inc., 5.375%, 11/1/16	223,166
		2,271,639
	Information Technology — 2.2%
40,000	Cisco Systems, Inc., 4.450%, 1/15/20	41,021
150,000	Cisco Systems, Inc., 5.500%, 2/22/16	168,423
40,000	Dell, Inc., 5.875%, 6/15/19	43,875
200,000	IBM Corp., 5.700%, 9/14/17	226,369
235,000	Oracle Corp., 4.950%, 4/15/13	253,158
160,000	Oracle Corp., 3.750%, 7/8/14	169,816
150,000	Pitney Bowes, Inc., 3.875%, 6/15/13	155,698
1,000,000	Xerox Corp., 6.400%, 3/15/16	1,133,459
		2,191,819
	Health Care — 2.1%
150,000	Abbott Laboratories, 5.600%, 11/30/17	169,645
205,000	Abbott Laboratories, 5.875%, 5/15/16	234,621
100,000	Aetna, Inc., 6.000%, 6/15/16	112,621
175,000	AstraZeneca PLC, 5.900%, 9/15/17	199,788
120,000	Baxter International, Inc., 5.900%, 9/1/16	138,243
150,000	Genentech, Inc., 4.750%, 7/15/15	163,161
230,000	Johnson & Johnson, 5.150%, 8/15/12	244,127
100,000	Medtronic, Inc., Ser B, 4.750%, 9/15/15	109,452
300,000	Pfizer, Inc., 6.200%, 3/15/19	345,706
115,000	UnitedHealth Group, Inc., 5.000%, 8/15/14	124,905
125,000	Wyeth, 5.450%, 4/1/17	139,703
120,000	Wyeth, 5.500%, 2/1/14	132,332
		2,114,304
	Energy — 2.1%
750,000	Anadarko Petroleum Corp., 6.375%, 9/15/17	825,521
225,000	Apache Corp., 6.250%, 4/15/12	236,893
500,000	ConocoPhillips, 4.400%, 5/15/13	532,278
150,000	SeaRiver Maritime, Inc., 2.580%, 9/1/12 (a)	145,185

Principal Amount		Market Value
$320,000	Shell International Finance BV, 4.000%, 3/21/14	$342,017
25,000	Valero Energy Corp., 9.375%, 3/15/19	31,957
		2,113,851
	Total Corporate Bonds	$53,490,231
	U.S. Treasury Obligations — 25.4%
500,000	U.S. Treasury Bond, 11.250%, 2/15/15	679,844
800,000	U.S. Treasury Bond, 8.750%, 5/15/17	1,080,813
1,000,000	U.S. Treasury Note, 1.000%, 9/30/11	1,004,023
250,000	U.S. Treasury Note, 1.375%, 4/15/12	252,676
2,000,000	U.S. Treasury Note, 1.500%, 7/15/12	2,027,344
5,600,000	U.S. Treasury Note, 0.375%, 8/31/12	5,590,592
250,000	U.S. Treasury Note, 4.125%, 8/31/12	262,705
350,000	U.S. Treasury Note, 1.375%, 1/15/13	354,142
500,000	U.S. Treasury Note, 2.750%, 10/31/13	521,679
1,500,000	U.S. Treasury Note, 1.875%, 2/28/14	1,527,774
170,000	U.S. Treasury Note, 1.750%, 3/31/14	172,444
3,000,000	U.S. Treasury Note, 4.250%, 11/15/14	3,286,173
9,050,000	U.S. Treasury Note, 1.250%, 10/31/15	8,732,544
	Total U.S. Treasury Obligations	$25,492,753
	U.S. Government Mortgage-Backed Obligations — 10.8%
3,361,200	FHLMC, Pool #C03490, 4.500%, 8/1/40	3,419,588
3,089,071	FHLMC, Pool #G06087, 5.000%, 9/1/40	3,229,130
4,129,445	FNMA, Pool #AE5440, 4.500%, 10/1/40	4,212,150
	Total U.S. Government Mortgage-Backed Obligations	$10,860,868
	U.S. Government Agency Obligations — 5.3%
2,500,000	FFCB, 1.750%, 2/21/13	2,539,002
340,000	FFCB, 5.125%, 8/25/16	386,441
465,000	FHLB, Ser VB15, 5.000%, 12/21/15	523,663
275,000	FHLB, Ser 656, 5.375%, 5/18/16	312,991
400,000	FHLMC, 4.500%, 1/15/14	434,763
400,000	FHLMC, 5.125%, 10/18/16	449,364
250,000	FNMA, 2.500%, 5/15/14	258,064
150,000	FNMA, 4.125%, 4/15/14	161,793
125,000	FNMA, 4.625%, 10/15/13	135,725
150,000	Tennessee Valley Auth., Ser C, 4.750%, 8/1/13	162,463
	Total U.S. Government Agency Obligations	$5,364,269
	Sovereign Government Obligations — 2.3%
100,000	Asian Development Bank, 4.500%, 9/4/12	105,344
250,000	Export-Import Bank of Korea, 5.500%, 10/17/12	263,127
180,000	Hydro Quebec, Ser IU, 7.500%, 4/1/16	219,876
125,000	Korea Development Bank, 5.500%, 11/13/12	131,866

Touchstone Intermediate Fixed Income Fund (Continued)

Principal Amount		Market Value
	Sovereign Government Obligations — 2.3% (Continued)
$110,000	Korea Electric Power Corp., 7.750%, 4/1/13	$121,578
200,000	Malaysia, 7.500%, 7/15/11	203,481
250,000	Province of Ontario Canada, 4.750%, 1/19/16	274,507
200,000	Province of Quebec Canada, 4.600%, 5/26/15	219,221
500,000	Republic of Chile, 5.500%, 1/15/13	534,300
225,000	Republic of Korea, 4.875%, 9/22/14	240,270
	Total Sovereign Government Obligations	$2,313,570
	Commercial Mortgage-Backed Security — 0.5%
450,000	Citigroup Commercial Mortgage Trust, Ser 2006-C5, Class A4, 5.431%, 10/15/49	480,682
Shares		Market Value
	Investment Fund — 1.9%
1,956,878	Touchstone Institutional Money Market Fund^	$1,956,878
	Total Investment Securities — 99.4% (Cost $97,223,623)	$99,959,251
	Other Assets in Excess of Liabilities — 0.6%	578,122
	Net Assets — 100.0%	$100,537,373

(a)  Zero Coupon security – The rate reported was the effective yield as of March 31, 2011.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

FFCB – Federal Farm Credit Bank

FNMA – Federal National Mortgage Association

FHLB – Federal Home Loan Bank

FHLMC – Federal Home Loan Mortgage Corp.

MTN – Medium Term Note

PLC – Public Limited Company

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$53,490,231	$—	$53,490,231
U.S. Treasury Obligations	—	25,492,753	—	25,492,753
U.S. Government Mortgage-Backed Obligations	—	10,860,868	—	10,860,868
U.S. Government Agency Obligations	—	5,364,269	—	5,364,269
Sovereign Government Obligations	—	2,313,570	—	2,313,570
Investment Fund	1,956,878	—	—	1,956,878
Commercial Mortgage-Backed Security	—	480,682	—	480,682
				$99,959,251

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone International Fixed Income Fund – March 31, 2011 (Unaudited)

Principal Amount		Market Value
	Sovereign Government Obligations — 60.6%
$30,000,000	Asian Development Bank, 2.350%, 6/21/27	$387,435
250,000	Belgium Government Bond, Ser 56, 3.500%, 3/28/15	357,634
400,000	Brazilian Government International Bond, 12.500%, 1/5/22	284,200
130,000	Bundesrepublik Deutschland, Ser 05, 4.000%, 1/4/37	187,806
150,000	Bundesrepublik Deutschland, Ser 03, 4.750%, 7/4/34	239,616
270,000	Canadian Government Bond, 5.000%, 6/1/14	301,988
2,600,000	Czech Republic Government Bond, Ser 58, 5.700%, 5/25/24	172,282
10,000,000	Development Bank of Japan, 1.400%, 6/20/12	121,752
16,000,000	Development Bank of Japan, 1.700%, 9/20/22	196,697
200,000	European Financial Stability Facility, 2.750%, 7/18/16	277,945
215,000	European Investment Bank, 6.000%, 12/7/28	402,730
250,000	France Government Bond OAT, 5.000%, 10/25/16	389,057
100,000	Hellenic Republic Government Bond, Ser 5Y, 4.000%, 8/20/13	110,003
1,500,000,000	Indonesia Treasury Bond, Ser FR49, 9.000%, 9/15/13	180,292
250,000	Ireland Government Bond, 4.600%, 4/18/16	271,918
150,000	Ireland Government Bond, 5.000%, 10/18/20	146,555
170,000	Italy Buoni Poliennali Del Tesoro, 3.000%, 4/15/15	234,547
170,000	Italy Buoni Poliennali Del Tesoro, 4.500%, 2/1/20	239,526
500,000	Malaysia Government Bond, Ser 1/01, 3.833%, 9/28/11	166,207
200,000	New Zealand Government Bond, Ser 1217, 6.000%, 12/15/17	159,649
675,299	South Africa Government Bond, Ser R211, 2.500%, 1/31/17	102,109
1,500,000	South Africa Government Bond, Ser R207, 7.250%, 1/15/20	202,507
3,000,000	Sweden Government Bond, Ser 1049, 4.500%, 8/12/15	503,953
150,000	United Kingdom Gilt, 5.000%, 9/7/14	264,034
	Total Sovereign Government Obligations	$5,900,442

Principal Amount		Market Value
	Corporate Bonds — 26.6% Financials — 20.0%
$50,000	Allied Irish Banks PLC, 12.500%, 6/25/19	$16,298
100,000	HGI Group Ltd., 6.500%, 5/2/12	161,212
100,000	International Power Finance Jersey II Ltd., 3.250%, 7/20/13	151,853
30,000,000	Japan Finance Organization for Municipalities, Ser INTL, 1.550%, 2/21/12	364,834
150,000	Kreditanstalt fuer Wiederaufbau, 3.375%, 1/18/21	205,950
100,000	Kreditanstalt fuer Wiederaufbau, Ser DTE, 3.250%, 6/27/13	147,219
200,000	LCR Finance PLC, Reg S, 4.500%, 12/7/28	321,138
1,400,000	Realkredit Danmark A/S, Ser 10S, 2.000%, 1/1/12	266,640
1,000,000	Stadshypotek AB, Ser 1576, 6.000%, 3/18/15	169,052
100,000	Swedbank Hypotek AB, 2.500%, 1/21/13	141,587
		1,945,783
	Sovereign Bond — 4.8%
38,000,000	Eksportfinans ASA, 1.600%, 3/20/14	470,949
	Energy — 1.3%
100,000	Seadrill Ltd., 3.375%, 10/27/17	121,750
	Utilities — 0.5%
50,000	Tokyo Electric Power Co., Inc./The, 2.750%, 2/14/12	52,255
	Total Corporate Bonds	$2,590,737
	Foreign Bonds — 6.8%
2,000	Cap Gemini SA, 1.000%, 1/1/12	130,099
1,100,000	China Petroleum & Chemical Corp., 0.000%, 4/24/14 (a)	163,334
30,000,000	Japan Expressway Holding and Debt Repayment Agency, 2.850%, 3/18/39	373,673
	Total Foreign Bonds	$667,106
Shares		Market Value
	Investment Fund — 2.7%
263,310	Touchstone Institutional Money Market Fund^	$263,310
	Total Investment Securities — 96.7% (Cost $9,281,276)	$9,421,595
	Other Assets in Excess of Liabilities — 3.3%	322,421
	Net Assets — 100.0%	$9,744,016

Touchstone International Fixed Income Fund (Continued)

(a)  Zero Coupon security – The rate reported was the effective yield as of March 31, 2011.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

PLC – Public Limited Company

Reg S – Security sold outside United States without registration under the Securities Act of 1933.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Sovereign Government Obligations	$—	$5,900,442	$—	$5,900,442
Corporate Bonds	—	2,590,737	—	2,590,737
Foreign Bonds	130,099	537,007	—	667,106
Investment Fund	263,310	—	—	263,310
				$9,421,595
	Level 1	Level 2	Level 3	Total

Other Financial Instruments*

Forward Currency Contracts	$—	$(2,634)	$—	$(2,634)

*  Other financial instruments are derivative instruments not reflected in total investments. Amounts shown represent unrealized depreciation.

See accompanying notes to financial statements.

Touchstone International Fixed Income Fund (Continued)

Forward Foreign Currency Exchange Contracts

	Contract To
Counterparty	Value Date	Receive		Deliver		Unrealized Appreciation/ (Depreciation)
Brown Brothers Harriman	04/14/2011	TRY	300,000	USD	190,235	—
Brown Brothers Harriman	04/14/2011	TRY	300,000	USD	189,633	4,331
Brown Brothers Harriman	04/27/2011	AUD	260,000	GBP	160,075	11,442
Brown Brothers Harriman	04/27/2011	AUD	400,000	JPY	30,738,400	42,986
Brown Brothers Harriman	04/27/2011	CHF	170,000	JPY	15,233,615	1,936
Brown Brothers Harriman	04/27/2011	EUR	540,000	JPY	62,004,150	19,481
Brown Brothers Harriman	04/27/2011	IDR	1,350,000,000	USD	154,339	130
Brown Brothers Harriman	04/27/2011	JPY	15,409,200	AUD	200,000	(21,012)
Brown Brothers Harriman	04/27/2011	JPY	16,175,500	AUD	200,000	(11,798)
Brown Brothers Harriman	04/27/2011	JPY	21,898,080	AUD	270,000	(15,193)
Brown Brothers Harriman	04/27/2011	JPY	12,499,830	NZD	210,000	(9,711)
Brown Brothers Harriman	04/27/2011	JPY	33,000,000	SEK	2,550,528	(6,855)
Brown Brothers Harriman	04/27/2011	JPY	77,669,500	USD	959,114	(25,241)
Brown Brothers Harriman	04/27/2011	KRW	167,000,000	USD	148,510	3,523
Brown Brothers Harriman	04/27/2011	MXN	200,000	USD	16,598	180
Brown Brothers Harriman	04/27/2011	MYR	476,000	USD	156,355	567
Brown Brothers Harriman	04/27/2011	PLN	810,780	EUR	200,000	1,632
Brown Brothers Harriman	04/27/2011	RON	240,000	USD	81,200	1,106
Brown Brothers Harriman	04/27/2011	USD	192,816	CAD	189,000	(2,038)
Brown Brothers Harriman	04/27/2011	USD	51,888	CHF	47,000	713
Brown Brothers Harriman	04/27/2011	USD	496,398	EUR	350,000	566
Brown Brothers Harriman	04/27/2011	USD	519,491	GBP	320,000	6,270
Brown Brothers Harriman	04/27/2011	USD	81,864	RON	240,000	(442)
Brown Brothers Harriman	04/28/2011	HKD	1,594,000	USD	204,562	402
Brown Brothers Harriman	04/28/2011	USD	211,807	ZAR	1,480,000	(6,222)
Brown Brothers Harriman	07/14/2011	HKD	1,500,000	EUR	136,048	613
						$(2,634)

Portfolio of Investments
Touchstone Large Cap Relative Value Fund – March 31, 2011 (Unaudited)

Common Stocks — 94.9%	Shares	Market Value
Energy — 16.3%
Apache Corp.	900	$117,828
Chesapeake Energy Corp.	2,200	73,744
ConocoPhillips	1,500	119,790
Exxon Mobil Corp.	2,164	182,057
Occidental Petroleum Corp.	2,200	229,878
Schlumberger Ltd.	1,500	139,890
Transocean Ltd.*	1,200	93,540
		956,727
Financials — 16.1%
Aflac, Inc.	1,900	100,282
Bank of America Corp.	6,600	87,978
Chubb Corp.	2,000	122,620
Goldman Sachs Group, Inc. (The)	600	95,082
JPMorgan Chase & Co.	2,400	110,640
Morgan Stanley	2,500	68,300
Northern Trust Corp.	1,400	71,050
Travelers Cos., Inc. (The)	2,200	130,856
Wells Fargo & Co.	4,900	155,330
		942,138
Consumer Discretionary — 14.8%
Carnival Corp.	1,900	72,884
Comcast Corp. - Class A	4,000	98,880
Darden Restaurants, Inc.	2,900	142,477
Johnson Controls, Inc.	3,100	128,867
Target Corp.	1,400	70,014
TJX Cos., Inc.	2,600	129,298
Walt Disney Co. (The)	2,800	120,652
Yum! Brands, Inc.	2,000	102,760
		865,832
Information Technology — 13.2%
Automatic Data Processing, Inc.	2,000	102,620
Corning, Inc.	6,300	129,969
Flextronics International Ltd.*	18,600	138,942
Intel Corp.	7,100	143,207
International Business Machines Corp.	1,100	179,377
Xerox Corp.	7,600	80,940
		775,055
Industrials — 13.1%
Boeing Co. (The)	1,700	125,681
Cummins, Inc.	2,200	241,164
General Dynamics Corp.	1,900	145,464
Norfolk Southern Corp.	1,800	124,686
Union Pacific Corp.	1,300	127,829
		764,824
Health Care — 9.8%
Beckman Coulter, Inc.	1,600	132,912
CR Bard, Inc.	600	59,586
Express Scripts, Inc.*	3,100	172,391
UnitedHealth Group, Inc.	2,200	99,440
WellPoint, Inc.	1,600	111,664
		575,993

	Shares	Market Value
Utilities — 4.1%
Duke Energy Corp.	3,100	$56,265
Exelon Corp.	2,000	82,480
Southern Co.	2,600	99,086
		237,831
Materials — 4.0%
Freeport-McMoRan Copper & Gold, Inc.	4,200	233,310
Telecommunication Services — 2.1%
American Tower Corp. - Class A*	2,400	124,368
Consumer Staples — 1.4%
Kimberly-Clark Corp.	1,300	84,851
Total Common Stocks		$5,560,929
Investment Fund — 5.2%
Touchstone Institutional Money Market Fund^	303,020	303,020
Total Investment Securities — 100.1% (Cost $4,773,681)		$5,863,949
Liabilities in Excess of Other Assets — (0.1%)		(5,851)
Net Assets — 100.0%		$5,858,098

*  Non-income producing security.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$5,560,929	$—	$—	$5,560,929
Investment Fund	303,020	—	—	303,020
				$5,863,949

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Market Neutral Equity Fund – March 31, 2011 (Unaudited)

Common Stocks — 93.9%	Shares	Market Value
Information Technology — 22.4%
ACI Worldwide, Inc.*	3,800	$124,640
Adobe Systems, Inc.*	4,900	162,484
Amdocs Ltd.*	5,200	150,020
Applied Materials, Inc.	6,600	103,092
ATMI, Inc.*	5,700	107,616
Blackbaud, Inc.	4,800	130,752
CA, Inc.	7,100	171,678
CACI International, Inc. - Class A*	3,200	196,224
CGI Group, Inc. - Class A*	7,900	165,347
Check Point Software Technologies Ltd.*	2,100	107,205
Cymer, Inc.*	2,700	152,766
DealerTrack Holdings, Inc.*	6,200	142,352
DST Systems, Inc.	4,400	232,408
Electronics for Imaging, Inc.*	6,700	98,557
Epicor Software Corp.*	11,500	127,305
EPIQ Systems, Inc.	7,800	112,008
Factset Research Systems, Inc.	2,200	230,406
Fair Isaac Corp.	8,000	252,880
Fidelity National Information Services, Inc.	3,300	107,877
Fiserv, Inc.*	3,600	225,792
Global Payments, Inc.	4,700	229,924
IAC/InterActiveCorp*	8,800	271,832
Integrated Device Technology, Inc.*	17,000	125,290
International Business Machines Corp.	700	114,149
Lam Research Corp.*	2,500	141,650
Lawson Software, Inc.*	11,500	139,150
LSI Corp.*	22,200	150,960
Manhattan Associates, Inc.*	3,600	117,792
Microsoft Corp.	7,200	182,592
MicroStrategy, Inc. - Class A*	1,000	134,480
MTS Systems Corp.	2,200	100,210
Net 1 UEPS Technologies, Inc.*	15,000	129,000
Parametric Technology Corp.*	4,900	110,201
Plantronics, Inc.	2,700	98,874
Pulse Electronics Corp.	14,100	85,305
QLogic Corp.*	11,100	205,905
Quest Software, Inc.*	4,600	116,794
Research In Motion Ltd.*	2,200	124,454
Rofin-Sinar Technologies, Inc.*	3,500	138,250
Silicon Graphics International Corp.*	6,600	141,240
SRA International, Inc. - Class A*	6,900	195,684
Symantec Corp.*	12,500	231,750
TeleTech Holdings, Inc.*	4,900	94,962
Teradata Corp.*	3,200	162,240
Texas Instruments, Inc.	7,900	273,024
United Online, Inc.	15,900	100,250
ValueClick, Inc.*	14,800	214,008
Varian Semiconductor Equipment Associates, Inc.*	3,600	175,212
Websense, Inc.*	4,100	94,177
Zebra Technologies Corp. - Class A*	4,000	156,960
		7,657,728

	Shares	Market Value
Financials — 20.2%
Axis Capital Holdings Ltd.	5,900	$206,028
BancFirst Corp.	2,200	93,896
Banco Latinoamericano de Comercio Exterior SA - Class E	6,800	118,728
Bank of the Ozarks, Inc.	4,100	179,211
Chubb Corp.	2,200	134,882
City National Corp.	1,900	108,395
CME Group, Inc.	300	90,465
Cohen & Steers, Inc.	6,700	198,856
Commerce Bancshares, Inc.	2,600	105,144
Community Bank System, Inc.	4,600	111,642
Compass Diversified Holdings	6,600	97,284
Dime Community Bancshares	4,900	72,324
Erie Indemnity Co. - Class A	3,600	255,996
Everest Re Group Ltd.	1,100	96,998
Federal Realty Investment Trust REIT	3,000	244,680
Fifth Third Bancorp	7,200	99,936
First Citizens BancShares, Inc. - Class A	500	100,290
Flushing Financial Corp.	8,000	119,200
Franklin Resources, Inc.	2,100	262,668
Hudson City Bancorp, Inc.	15,300	148,104
Huntington Bancshares, Inc.	17,600	116,864
Infinity Property & Casualty Corp.	2,200	130,878
International Bancshares Corp.	8,700	159,558
Jones Lang LaSalle, Inc.	2,500	249,350
KeyCorp	18,200	161,616
Marsh & McLennan Cos., Inc.	4,000	119,240
Meadowbrook Insurance Group, Inc.	9,800	101,430
Moody's Corp.	4,400	149,204
NASDAQ OMX Group, Inc. (The)*	3,600	93,024
National Health Investors, Inc. REIT	5,100	244,392
National Penn Bancshares, Inc.	14,900	115,326
NBT Bancorp, Inc.	3,900	88,881
NYSE Euronext	3,300	116,061
Old National Bancorp	11,100	118,992
PS Business Parks, Inc. REIT	4,300	249,142
Public Storage REIT	1,900	210,729
RenaissanceRe Holdings Ltd.	1,900	131,081
Retail Opportunity Investments Corp. REIT	13,300	145,502
Safety Insurance Group, Inc.	2,500	115,275
T Rowe Price Group, Inc.	4,100	272,322
Taubman Centers, Inc. REIT	5,400	289,332
UMB Financial Corp.	3,600	134,478
Waddell & Reed Financial, Inc. - Class A	3,000	121,830
Webster Financial Corp.	5,300	113,579
Wells Fargo & Co.	4,000	126,800
WesBanco, Inc.	9,800	202,958
		6,922,571
Consumer Discretionary — 11.6%
Aaron's, Inc.	2,600	65,936
Aeropostale, Inc.*	5,200	126,464

Touchstone Market Neutral Equity Fund (Continued)

Common Stocks — 93.9% (Continued)	Shares	Market Value
AutoZone, Inc.*	700	$191,492
Biglari Holdings, Inc.*	300	127,065
Cato Corp. (The) - Class A	6,600	161,700
Cherokee, Inc.	5,200	89,752
Coach, Inc.	5,400	281,016
DIRECTV Group, Inc. - Class A*	7,600	355,680
Gap, Inc. (The)	4,800	108,768
ITT Educational Services, Inc.*	1,100	79,365
Lincoln Educational Services Corp.	6,600	104,874
Ltd. Brands, Inc.	6,000	197,280
McGraw-Hill Cos., Inc. (The)	2,900	114,260
Movado Group, Inc.*	7,100	104,228
Papa John's International, Inc.*	6,300	199,521
Penske Auto Group, Inc.*	5,000	100,100
Polo Ralph Lauren Corp.	800	98,920
Rent-A-Center, Inc. - Class A	4,400	153,604
Sonic Automotive, Inc. - Class A	7,100	99,471
Tim Hortons, Inc.	5,500	249,205
Timberland Co. (The) - Class A*	2,600	107,354
Time Warner, Inc.	3,200	114,240
TJX Cos., Inc.	2,500	124,325
Vail Resorts, Inc.*	2,100	102,396
Warnaco Group, Inc. (The)*	2,900	165,851
Weight Watchers International, Inc.	3,300	231,330
Wolverine World Wide, Inc.	2,800	104,384
		3,958,581
Health Care — 11.0%
Aetna, Inc.	6,400	239,552
AMAG Pharmaceuticals, Inc.*	6,100	101,870
AmerisourceBergen Corp.	3,000	118,680
Amsurg Corp.*	5,700	145,008
Angiodynamics, Inc.*	9,300	140,616
Biogen Idec, Inc.*	1,600	117,424
CIGNA Corp.	2,700	119,556
Forest Laboratories, Inc.*	5,300	171,190
Gilead Sciences, Inc.*	3,000	127,320
Greatbatch, Inc.*	4,200	111,132
Health Net, Inc.*	4,900	160,230
ICU Medical, Inc.*	4,400	192,632
Invacare Corp.	3,600	112,032
Magellan Health Services, Inc.*	2,300	112,884
Medco Health Solutions, Inc.*	2,200	123,552
Medicines Co. (The)*	7,800	127,062
Myriad Genetics, Inc.*	5,400	108,810
Natus Medical, Inc.*	6,400	107,520
Pfizer, Inc.	6,500	132,015
Quest Diagnostics, Inc.	2,100	121,212
Quidel Corp.*	5,700	68,172
SonoSite, Inc.*	4,700	156,604
Spectrum Pharmaceuticals, Inc.*	23,100	205,359
Techne Corp.	1,900	136,040
UnitedHealth Group, Inc.	3,300	149,160
Vanda Pharmaceuticals, Inc.*	14,200	103,518

	Shares	Market Value
Waters Corp.*	1,600	$139,040
WellPoint, Inc.	1,800	125,622
		3,773,812
Industrials — 10.8%
AAON, Inc.	3,300	108,570
Applied Industrial Technologies, Inc.	3,200	106,432
Chicago Bridge & Iron Co. NV	4,300	174,838
Comfort Systems USA, Inc.	7,700	108,339
Dover Corp.	2,200	144,628
Dun & Bradstreet Corp.	1,300	104,312
Encore Wire Corp.	5,200	126,568
Equifax, Inc.	3,900	151,515
Gardner Denver, Inc.	2,500	195,075
Graco, Inc.	3,000	136,470
Heartland Express, Inc.	6,600	115,896
Huntington Ingalls Industries, Inc.*	500	20,750
JB Hunt Transport Services, Inc.	4,100	186,222
KBR, Inc.	4,400	166,188
Knoll, Inc.	7,700	161,392
L-3 Communications Holdings, Inc.	1,600	125,296
Lockheed Martin Corp.	2,200	176,880
Northrop Grumman Corp.	3,000	188,130
Raven Industries, Inc.	2,700	165,834
Raytheon Co.	2,700	137,349
Rollins, Inc.	6,600	133,980
Simpson Manufacturing Co., Inc.	3,800	111,948
Teledyne Technologies, Inc.*	2,100	108,591
Toro Co.	4,300	284,746
W.W. Grainger, Inc.	900	123,912
WABCO Holdings, Inc.*	2,100	129,444
		3,693,305
Energy — 7.9%
Cal Dive International, Inc.*	14,800	103,304
Chevron Corp.	1,900	204,117
ConocoPhillips	3,000	239,580
CVR Energy, Inc.*	6,800	157,488
Dawson Geophysical Co.*	1,400	61,432
Gulf Island Fabrication, Inc.	1,900	61,123
Hercules Offshore, Inc.*	15,600	103,116
Hess Corp.	1,900	161,899
Marathon Oil Corp.	6,000	319,860
Murphy Oil Corp.	2,500	183,550
Oil States International, Inc.*	2,200	167,508
Patterson-UTI Energy, Inc.	11,100	326,229
Pioneer Drilling Co.*	15,000	207,000
Unit Corp.*	2,500	154,875
Valero Energy Corp.	8,100	241,542
		2,692,623
Utilities — 5.5%
Alliant Energy Corp.	7,000	272,510
China Natural Gas, Inc.*	25,100	140,058
DPL, Inc.	9,400	257,654

Touchstone Market Neutral Equity Fund (Continued)

Common Stocks — 93.9% (Continued)	Shares	Market Value
Edison International	6,300	$230,517
El Paso Electric Co.*	9,500	288,800
Energen Corp.	3,900	246,168
Entergy Corp.	1,400	94,094
Exelon Corp.	3,000	123,720
Public Service Enterprise Group, Inc.	7,100	223,721
		1,877,242
Consumer Staples — 2.2%
Boston Beer Co., Inc. - Class A*	1,100	101,882
Dr Pepper Snapple Group, Inc.	2,900	107,764
Elizabeth Arden, Inc.*	5,800	174,058
Herbalife Ltd.	2,200	178,992
J.M. Smucker Co. (The)	1,700	121,363
Origin Agritech Ltd.*	11,500	88,550
		772,609
Materials — 2.0%
AptarGroup, Inc.	2,200	110,286
Cabot Corp.	3,800	175,902
HB Fuller Co.	4,700	100,956
Minerals Technologies, Inc.	2,400	164,448
Schnitzer Steel Industries, Inc. - Class A	2,200	143,022
		694,614
Telecommunication Services — 0.3%
NTELOS Holdings Corp.	5,500	101,255
Total Common Stocks		$32,144,340
Investment Fund — 0.4%
Touchstone Institutional Money Market Fund^	126,246	126,246
Total Long Positions (Cost $26,979,551)		$32,270,586
Securities Sold Short — (94.3%)
Common Stocks — (94.3%)
Telecommunication Services — (0.5%)
Clearwire Corp. - Class A*	(14,800)	(82,732)
Rogers Communications, Inc. - Class B	(2,900)	(105,560)
		(188,292)
Consumer Staples — (2.2%)
Avon Products, Inc.	(2,500)	(67,600)
Bunge Ltd.	(1,400)	(101,262)
Green Mountain Coffee Roasters, Inc.*	(1,600)	(103,376)
Sanderson Farms, Inc.	(2,900)	(133,168)
Tootsie Roll Industries, Inc.	(4,120)	(116,843)
United Natural Foods, Inc.*	(3,100)	(138,942)
Winn-Dixie Stores, Inc.*	(14,600)	(104,244)
		(765,435)
Materials — (3.1%)
Alcoa, Inc.	(7,700)	(135,905)
Balchem Corp.	(6,600)	(247,632)
International Flavors & Fragrances, Inc.	(2,300)	(143,290)
Kraton Performance Polymers, Inc.*	(3,700)	(141,525)

	Shares	Market Value
Texas Industries, Inc.	(2,700)	$(122,121)
Vulcan Materials Co.	(5,700)	(259,920)
		(1,050,393)
Utilities — (5.8%)
Black Hills Corp.	(5,500)	(183,920)
Consolidated Edison, Inc.	(5,800)	(294,176)
Empire District Electric Co. (The)	(10,700)	(233,153)
Enbridge, Inc.	(1,900)	(116,755)
Integrys Energy Group, Inc.	(1,900)	(95,969)
National Fuel Gas Co.	(1,800)	(133,200)
Northwest Natural Gas Co.	(2,500)	(115,325)
Pepco Holdings, Inc.	(11,800)	(220,070)
Southern Co.	(5,600)	(213,416)
UGI Corp.	(6,600)	(217,140)
WGL Holdings, Inc.	(3,800)	(148,200)
		(1,971,324)
Energy — (7.6%)
Carrizo Oil & Gas, Inc.*	(3,200)	(118,176)
Cimarex Energy Co.	(1,600)	(184,384)
Concho Resources, Inc.*	(1,000)	(107,300)
El Paso Corp.	(6,000)	(108,000)
EQT Corp.	(3,300)	(164,670)
Forest Oil Corp.*	(4,000)	(151,320)
Newfield Exploration Co.*	(1,600)	(121,616)
Northern Oil and Gas, Inc.*	(4,200)	(112,140)
Overseas Shipholding Group, Inc.	(4,100)	(131,774)
Penn Virginia Corp.	(6,400)	(108,544)
Petrohawk Energy Corp.*	(6,600)	(161,964)
Pioneer Natural Resources Co.	(1,100)	(112,112)
Plains Exploration & Production Co.*	(3,700)	(134,051)
Range Resources Corp.	(3,300)	(192,918)
Rosetta Resources, Inc.*	(2,700)	(128,358)
Schlumberger Ltd.	(1,300)	(121,238)
Swift Energy Co.*	(2,700)	(115,236)
TransAtlantic Petroleum Ltd.*	(32,600)	(101,060)
TransCanada Corp.	(5,700)	(231,021)
		(2,605,882)
Health Care — (10.6%)
athenahealth, Inc.*	(1,300)	(58,669)
Bio-Reference Labs, Inc.*	(7,500)	(168,300)
Brookdale Senior Living, Inc.*	(4,400)	(123,200)
Cerner Corp.*	(1,400)	(155,680)
Conceptus, Inc.*	(7,100)	(102,595)
Covance, Inc.*	(2,200)	(120,384)
Edwards Lifesciences Corp.*	(2,700)	(234,900)
Emeritus Corp.*	(5,700)	(145,122)
HeartWare International, Inc.*	(2,000)	(171,060)
HMS Holdings Corp.*	(1,600)	(130,960)
Hospira, Inc.*	(4,400)	(242,880)
Immunogen, Inc.*	(9,000)	(81,630)
InterMune, Inc.*	(2,800)	(132,132)
Landauer, Inc.	(3,000)	(184,560)

Touchstone Market Neutral Equity Fund (Continued)

Securities Sold Short — (94.3%) (Continued)	Shares	Market Value
MAKO Surgical Corp.*	(5,900)	$(142,780)
NuVasive, Inc.*	(2,200)	(55,704)
Parexel International Corp.*	(4,900)	(122,010)
Pharmasset, Inc.*	(1,700)	(133,807)
Qiagen NV*	(5,400)	(108,270)
Quality Systems, Inc.	(1,400)	(116,676)
ResMed, Inc.*	(3,300)	(99,000)
SIGA Technologies, Inc.*	(6,900)	(83,490)
St. Jude Medical, Inc.	(2,100)	(107,646)
Stryker Corp.	(3,400)	(206,720)
Theravance, Inc.*	(4,200)	(101,724)
Thoratec Corp.*	(2,200)	(57,046)
VCA Antech, Inc.*	(5,700)	(143,526)
Volcano Corp.*	(4,400)	(112,640)
		(3,643,111)
Industrials — (11.6%)
ABM Industries, Inc.	(9,000)	(228,510)
Aegean Marine Petroleum Network, Inc.	(6,000)	(48,960)
Alexander & Baldwin, Inc.	(2,500)	(114,125)
American Superconductor Corp.*	(3,000)	(74,610)
AMR Corp.*	(14,800)	(95,608)
Boeing Co. (The)	(1,400)	(103,502)
Caterpillar, Inc.	(1,400)	(155,890)
CBIZ, Inc.*	(22,600)	(162,946)
DigitalGlobe, Inc.*	(4,100)	(114,923)
EnerNOC, Inc.*	(2,700)	(51,597)
GATX Corp.	(4,400)	(170,104)
General Electric Co.	(5,200)	(104,260)
Ingersoll-Rand plc	(2,900)	(140,099)
Kennametal, Inc.	(3,600)	(140,400)
Manpower, Inc.	(1,600)	(100,608)
Meritor, Inc.*	(5,000)	(84,850)
Mine Safety Appliances Co.	(3,300)	(121,011)
Mobile Mini, Inc.*	(5,300)	(127,306)
Otter Tail Corp.	(4,400)	(100,012)
Pall Corp.	(2,500)	(144,025)
Precision Castparts Corp.	(1,100)	(161,898)
Ritchie Bros Auctioneers, Inc.	(7,400)	(208,310)
Roper Industries, Inc.	(2,000)	(172,920)
Spirit Aerosystems Holdings, Inc. - Class A*	(4,400)	(112,948)
Stericycle, Inc.*	(1,400)	(124,138)
Titan Machinery, Inc.*	(6,400)	(161,600)
TransDigm Group, Inc.*	(2,500)	(209,575)
UTi Worldwide, Inc.	(7,100)	(143,704)
Waste Management, Inc.	(4,100)	(153,094)
Westport Innovations Inc.*	(5,700)	(125,286)
		(3,956,819)
Consumer Discretionary — (12.6%)
Amazon.com, Inc.*	(800)	(144,104)
America's Car-Mart, Inc.*	(5,800)	(149,524)
Brown Shoe Co., Inc.	(10,000)	(122,200)
Callaway Golf Co.	(17,800)	(121,396)
CarMax, Inc.*	(4,600)	(147,660)

	Shares	Market Value
Carnival Corp.	(2,900)	$(111,244)
Carter's, Inc.*	(4,900)	(140,287)
Cracker Barrel Old Country Store, Inc.	(3,200)	(157,248)
Gaylord Entertainment Co.*	(2,900)	(100,572)
Hanesbrands, Inc.*	(7,300)	(197,392)
hhgregg, Inc.*	(3,300)	(44,187)
Home Depot, Inc.	(3,300)	(122,298)
Jack in the Box, Inc.*	(7,300)	(165,564)
John Wiley & Sons, Inc. - Class A	(3,000)	(152,520)
Jones Group, Inc. (The)	(15,800)	(217,250)
K12, Inc.*	(4,100)	(138,170)
Kohl's Corp.	(4,300)	(228,072)
Lumber Liquidators Holdings, Inc.*	(4,900)	(122,451)
Magna International, Inc. - Class A	(2,500)	(119,775)
MDC Holdings, Inc.	(8,700)	(220,545)
NIKE, Inc. - Class B	(3,000)	(227,100)
OfficeMax, Inc.*	(11,100)	(143,634)
Orient-Express Hotels Ltd. - Class A*	(9,000)	(111,330)
Peet's Coffee & Tea, Inc.*	(2,200)	(105,798)
Regis Corp.	(7,700)	(136,598)
Ryland Group, Inc.	(6,000)	(95,400)
Skechers U.S.A., Inc. - Class A*	(10,300)	(211,562)
Thomson Reuters Corp.	(2,500)	(98,100)
Walt Disney Co. (The)	(3,400)	(146,506)
World Wrestling Entertainment, Inc. - Class A	(8,200)	(103,074)
		(4,301,561)
Information Technology — (19.6%)
Altera Corp.	(3,800)	(167,276)
Apple, Inc.*	(300)	(104,535)
Aspen Technology, Inc.*	(7,400)	(110,926)
Blackboard, Inc.*	(2,700)	(97,848)
Cavium Networks, Inc.*	(3,800)	(170,734)
Ceva, Inc.*	(4,800)	(128,304)
Citrix Systems, Inc.*	(2,300)	(168,958)
Cognizant Technology Solutions Corp. - Class A*	(1,700)	(138,380)
Computer Sciences Corp.	(3,500)	(170,555)
Concur Technologies, Inc.*	(3,000)	(166,350)
Constant Contact, Inc.*	(6,300)	(219,870)
Corning, Inc.	(5,600)	(115,528)
Cree, Inc.*	(1,400)	(64,624)
DemandTec, Inc.*	(11,200)	(147,392)
Digital River, Inc.*	(4,200)	(157,206)
Electronic Arts, Inc.*	(5,700)	(111,321)
Equinix, Inc.*	(2,700)	(245,970)
FSI International, Inc.*	(26,300)	(115,194)
Genpact Ltd.*	(6,600)	(95,568)
Informatica Corp.*	(3,000)	(156,690)
Intersil Corp. - Class A	(10,200)	(126,990)
Ixia*	(5,700)	(90,516)
Limelight Networks, Inc.*	(21,100)	(151,076)
LogMeIn, Inc.*	(2,500)	(105,400)
Marvell Technology Group Ltd.*	(4,600)	(71,530)

Touchstone Market Neutral Equity Fund (Continued)

Securities Sold Short — (94.3%) (Continued)	Shares	Market Value
Maxwell Technologies, Inc.*	(5,200)	$(89,804)
Mellanox Technologies Ltd.*	(4,000)	(100,920)
Microchip Technology, Inc.	(3,300)	(125,433)
Micron Technology, Inc.*	(11,200)	(128,352)
NetApp, Inc.*	(3,300)	(158,994)
OpenTable, Inc.*	(1,400)	(148,890)
Pegasystems, Inc.	(3,300)	(125,202)
Power Integrations, Inc.	(2,400)	(91,992)
Rackspace Hosting, Inc.*	(1,900)	(81,415)
RightNow Technologies, Inc.*	(7,400)	(231,620)
Salesforce.com, Inc.*	(1,900)	(253,802)
SAVVIS, Inc.*	(4,100)	(152,069)
Sina Corp.*	(1,900)	(203,376)
Sourcefire, Inc.*	(4,400)	(121,044)
SuccessFactors, Inc.*	(6,800)	(265,812)
Sycamore Networks, Inc.	(5,000)	(122,150)
Synchronoss Technologies, Inc.*	(3,400)	(118,150)
Tekelec*	(9,300)	(75,516)
TiVo, Inc.*	(8,200)	(71,832)
Ultimate Software Group, Inc.*	(4,400)	(258,500)
Universal Display Corp.*	(2,600)	(143,104)
VMware, Inc. - Class A*	(1,300)	(106,002)
Xerox Corp.	(13,100)	(139,515)
		(6,712,235)
Financials — (20.7%)
Alexandria Real Estate Equities, Inc. REIT	(1,400)	(109,158)
AMB Property Corp. REIT	(4,100)	(147,477)
Arch Capital Group Ltd.*	(2,100)	(208,299)
Associated Banc-Corp.	(10,800)	(160,380)
BancorpSouth, Inc.	(10,700)	(165,315)
Bank of America Corp.	(6,800)	(90,644)
Bank of New York Mellon Corp.	(4,600)	(137,402)
BioMed Realty Trust, Inc. REIT	(7,600)	(144,552)
Cincinnati Financial Corp.	(8,800)	(288,640)
Citigroup, Inc.*	(26,500)	(117,130)
Comerica, Inc.	(3,200)	(117,504)
Corporate Office Properties Trust REIT	(4,100)	(148,174)
Cullen/Frost Bankers, Inc.	(3,100)	(182,962)
Developers Diversified Realty Corp. REIT	(9,000)	(126,000)
Digital Realty Trust, Inc. REIT	(4,700)	(273,258)
DuPont Fabros Technology, Inc. REIT	(4,500)	(109,125)
First Horizon National Corp.	(15,260)	(171,065)
First Industrial Realty Trust, Inc. REIT*	(10,800)	(128,412)
First Midwest Bancorp, Inc.	(10,200)	(120,258)
First Potomac Realty Trust REIT	(14,700)	(231,525)
Flagstone Reinsurance Holdings SA	(24,800)	(223,448)
Gleacher & Co., Inc.*	(34,700)	(60,378)
Hilltop Holdings, Inc.*	(20,500)	(205,820)
Horace Mann Educators Corp.	(6,400)	(107,520)
Iberiabank Corp.	(4,400)	(264,572)

	Shares	Market Value
Interactive Brokers Group, Inc. - Class A	(7,100)	$(112,819)
Investors Real Estate Trust REIT	(3,400)	(32,300)
Jefferies Group, Inc.	(4,300)	(107,242)
Kilroy Realty Corp. REIT	(3,800)	(147,554)
Loews Corp.	(2,900)	(124,961)
Markel Corp.*	(300)	(124,335)
Mercury General Corp.	(5,900)	(230,867)
Morgan Stanley	(2,700)	(73,764)
Northern Trust Corp.	(1,900)	(96,425)
Old Republic International Corp.	(11,200)	(142,128)
PacWest Bancorp	(5,200)	(113,100)
Park National Corp.	(3,000)	(200,460)
People's United Financial, Inc.	(8,500)	(106,930)
Platinum Underwriters Holdings Ltd.	(3,600)	(137,124)
PMI Group, Inc. (The)*	(34,800)	(93,960)
Regions Financial Corp.	(9,600)	(69,696)
State Street Corp.	(2,500)	(112,350)
Stifel Financial Corp.*	(1,600)	(114,864)
Susquehanna Bancshares, Inc.	(11,500)	(107,525)
Synovus Financial Corp.	(68,900)	(165,360)
TCF Financial Corp.	(8,600)	(136,396)
TFS Financial Corp.	(26,200)	(278,244)
Umpqua Holdings Corp.	(6,300)	(72,072)
Zions Bancorporation	(5,500)	(126,830)
		(7,066,324)
Total Common Stocks		$(32,261,376)
Total Securities Sold Short ($28,246,804)		$(32,261,376)
Total Investment Securities — 0.0% (Cost ($1,267,253))		$9,210
Cash Collateral for Securities Sold Short — 100.2%		34,262,597
Liabilities in Excess of Other Assets — (0.2)%		(64,949)
Net Assets — 100.0%		$34,206,858

*  Non-income producing security.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

REIT – Real Estate Investment Trust

Touchstone Market Neutral Equity Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Collateral for Securities Sold Short	$—	$34,262,597	$—	$34,262,597
Investment Fund	126,246	—	—	126,246
Common Stocks	(117,036)	—	—	(117,036)
				$34,271,807

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Mid Cap Fund – March 31, 2011 (Unaudited)

Common Stocks — 98.3%	Shares	Market Value
Information Technology — 19.0%
Alliance Data Systems Corp.* †	9,930	$852,888
Autodesk, Inc.*	33,600	1,482,096
Avago Technologies Ltd.	54,400	1,691,840
Cadence Design Systems, Inc.*	218,130	2,126,768
Check Point Software Technologies Ltd.*	42,240	2,156,352
Citrix Systems, Inc.*	24,420	1,793,893
Fidelity National Information Services, Inc.	55,620	1,818,218
IAC / InterActiveCorp*	66,770	2,062,525
Intuit, Inc.*	32,190	1,709,289
MercadoLibre, Inc. †	26,840	2,190,949
NetApp, Inc.*	15,650	754,017
Rovi Corp.*	32,230	1,729,139
SanDisk Corp.*	30,190	1,391,457
Teradyne, Inc.*	32,610	580,784
		22,340,215
Financials — 13.3%
Arch Capital Group Ltd.*	9,530	945,281
CIT Group, Inc.*	33,690	1,433,510
City National Corp.	29,300	1,671,565
Digital Realty Trust, Inc. REIT †	14,650	851,751
Discover Financial Services	75,430	1,819,372
Douglas Emmett, Inc. REIT	66,250	1,242,187
Essex Property Trust, Inc. REIT	13,530	1,677,720
IntercontinentalExchange, Inc.*	15,010	1,854,335
Jones Lang LaSalle, Inc.	19,060	1,901,044
Marsh & McLennan Cos., Inc.	49,150	1,465,162
SunTrust Banks, Inc.	25,700	741,188
		15,603,115
Consumer Discretionary — 12.7%
Autoliv, Inc.	22,400	1,662,752
Chico's FAS, Inc.	80,230	1,195,427
DISH Network Corp. - Class A*	48,180	1,173,665
Hasbro, Inc.	19,310	904,480
Lear Corp.	52,970	2,588,644
Scripps Networks Interactive, Inc. - Class A	29,410	1,473,147
Stanley Black & Decker, Inc.	28,700	2,198,420
Starwood Hotels & Resorts Worldwide, Inc.	30,200	1,755,224
Wynn Resorts Ltd.	15,580	1,982,555
		14,934,314
Industrials — 10.8%
AerCap Holdings NV*	55,180	693,613
Cooper Industries PLC	24,860	1,613,414
Goodrich Corp.	20,470	1,750,799
Joy Global, Inc.	20,710	2,046,355
Kansas City Southern*	35,390	1,926,985
McDermott International, Inc.*	92,400	2,346,036
United Continental Holdings, Inc.* †	24,370	560,266
W.W. Grainger, Inc.	12,620	1,737,522
		12,674,990
Materials — 9.9%
Carpenter Technology Corp.	40,815	1,743,209
Cliffs Natural Resources, Inc.	19,510	1,917,443

	Shares	Market Value
Cytec Industries, Inc.	28,890	$1,570,749
Molycorp, Inc.* †	20,140	1,208,803
Scotts Miracle-Gro Co. (The) - Class A	20,910	1,209,643
Stillwater Mining Co.*	71,110	1,630,552
Walter Energy, Inc.	16,850	2,281,996
		11,562,395
Health Care — 9.8%
Alexion Pharmaceuticals, Inc.*	20,280	2,001,230
AmerisourceBergen Corp.	38,070	1,506,049
DaVita, Inc.*	17,520	1,498,135
Dendreon Corp.*	22,670	848,538
SXC Health Solutions Corp.*	23,390	1,281,772
United Therapeutics Corp.*	22,900	1,534,758
Valeant Pharmaceuticals International, Inc. †	57,950	2,886,490
		11,556,972
Energy — 8.9%
Concho Resources, Inc.*	18,900	2,027,970
Ensco PLC ADR	35,400	2,047,536
Newfield Exploration Co.*	14,725	1,119,247
Oil States International, Inc.*	29,840	2,272,018
QEP Resources, Inc.	40,590	1,645,519
Whiting Petroleum Corp.*	18,850	1,384,532
		10,496,822
Consumer Staples — 7.3%
Green Mountain Coffee Roasters, Inc.* †	50,500	3,262,805
Herbalife Ltd.	23,420	1,905,451
Mead Johnson Nutrition Co. - Class A	24,150	1,399,010
Whole Foods Market, Inc.	30,360	2,000,724
		8,567,990
Utilities — 4.0%
Northeast Utilities	52,760	1,825,496
Questar Corp.	88,070	1,536,822
TECO Energy, Inc.	72,190	1,354,284
		4,716,602
Telecommunication Services — 2.6%
SBA Communications Corp. - Class A*	48,860	1,938,765
Windstream Corp.	86,280	1,110,424
		3,049,189
Total Common Stocks		$115,502,604
Investment Funds — 10.5%
Invesco Liquid Assets Portfolio **	11,840,331	11,840,331
Touchstone Institutional Money Market Fund^	520,788	520,788
Total Investment Funds		$12,361,119
Total Investment Securities — 108.8% (Cost $103,329,407)		$127,863,723
Liabilities in Excess of Other Assets — (8.8%)		(10,293,275)
Net Assets — 100.0%		$117,570,448

Touchstone Mid Cap Fund (Continued)

†  All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $11,632,189.

*  Non-income producing security.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$115,502,604	$—	$—	$115,502,604
Investment Funds	12,361,119	—	—	12,361,119
				$127,863,723

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Mid Cap Value Fund – March 31, 2011 (Unaudited)

Common Stocks — 97.4%	Shares	Market Value
Financials — 23.2%
Ameriprise Financial, Inc.	12,632	$771,563
Boston Properties, Inc. REIT	7,561	717,161
Comerica, Inc.	20,609	756,762
Endurance Specialty Holdings Ltd.	15,170	740,599
Federated Investors, Inc. - Class B †	30,290	810,257
Fifth Third Bancorp	54,850	761,318
Host Hotels & Resorts, Inc. REIT	43,826	771,776
Liberty Property Trust REIT †	24,365	801,609
PartnerRe Ltd.	9,979	790,736
People's United Financial, Inc.	56,279	707,990
ProAssurance Corp.*	12,753	808,158
Reinsurance Group of America, Inc.	13,022	817,521
Synovus Financial Corp. †	147,542	354,101
TCF Financial Corp.	45,868	727,466
Unum Group	33,142	869,978
Willis Group Holdings PLC	20,409	823,707
Zions Bancorporation †	35,304	814,110
		12,844,812
Industrials — 14.0%
Avery Dennison Corp.	19,508	818,556
Cintas Corp.	31,733	960,558
Dover Corp.	12,769	839,434
Flowserve Corp.	5,891	758,761
Fluor Corp.	10,850	799,211
Masco Corp.	46,399	645,874
Pitney Bowes, Inc.	28,807	740,052
Republic Services, Inc.	26,456	794,738
Spirit Aerosystems Holdings, Inc. - Class A*	25,366	651,145
Towers Watson & Co. - Class A	12,884	714,546
		7,722,875
Utilities — 10.3%
AGL Resources, Inc.	25,103	1,000,104
Constellation Energy Group, Inc.	17,702	551,064
Edison International	14,519	531,250
Great Plains Energy, Inc.	44,812	897,136
Portland General Electric Co.	25,999	617,996
SCANA Corp.	20,168	794,014
TECO Energy, Inc.	29,499	553,401
Xcel Energy, Inc.	30,956	739,539
		5,684,504
Energy — 10.0%
EQT Corp.	15,007	748,849
Murphy Oil Corp.	10,600	778,252
Nabors Industries Ltd.*	30,475	925,831
Newfield Exploration Co.*	10,904	828,813
Pioneer Natural Resources Co.	7,315	745,545
Range Resources Corp.	13,292	777,050
Spectra Energy Corp.	27,238	740,329
		5,544,669

	Shares	Market Value
Materials — 9.3%
Alcoa, Inc.	33,401	$589,528
Allegheny Technologies, Inc.	13,840	937,245
Bemis Co., Inc.	19,859	651,574
Huntsman Corp.	33,336	579,380
Nucor Corp.	17,980	827,439
Owens-Illinois, Inc.*	26,674	805,288
Packaging Corp of America	25,098	725,081
		5,115,535
Information Technology — 8.7%
Adobe Systems, Inc.*	25,304	839,081
Analog Devices, Inc.	21,007	827,256
Brocade Communications Systems, Inc.*	113,260	696,549
Molex, Inc. †	31,427	789,446
Symantec Corp.*	37,717	699,273
Synopsys, Inc.*	35,191	973,031
		4,824,636
Consumer Discretionary — 7.7%
American Eagle Outfitters, Inc.	50,187	797,472
Gap, Inc. (The)	29,700	673,002
Harley-Davidson, Inc.	19,121	812,451
International Game Technology	39,913	647,788
Interpublic Group of Cos., Inc.	59,329	745,766
Urban Outfitters, Inc.*	18,763	559,700
		4,236,179
Consumer Staples — 7.2%
ConAgra Foods, Inc.	33,306	791,017
Constellation Brands, Inc. - Class A*	35,435	718,622
Kroger Co. (The)	34,116	817,761
Molson Coors Brewing Co. - Class B	19,423	910,744
Sysco Corp.	25,974	719,480
		3,957,624
Health Care — 7.0%
AmerisourceBergen Corp.	20,409	807,380
Hologic, Inc.*	36,243	804,594
Patterson Cos., Inc.	25,749	828,860
Quest Diagnostics, Inc.	11,744	677,864
Teleflex, Inc.	13,157	762,843
		3,881,541
Total Common Stocks		$53,812,375
Investment Funds — 10.0%
Invesco Liquid Assets Portfolio **	3,846,998	3,846,998
iShares Russell Midcap Value Index Fund †	17,806	857,536
Touchstone Institutional Money Market Fund^	817,906	817,906
Total Investment Funds		$5,522,440
Total Investment Securities — 107.4% (Cost $52,192,598)		$59,334,815
Liabilities in Excess of Other Assets — (7.4%)		(4,084,235)
Net Assets — 100.0%		$55,250,580

Touchstone Mid Cap Value Fund (Continued)

†  All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $3,748,790.

*  Non-income producing security.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$53,812,375	$—	$—	$53,812,375
Investment Funds	5,522,440	—	—	5,522,440
				$59,334,815

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Premium Yield Equity Fund – March 31, 2011 (Unaudited)

Common Stocks — 97.9%	Shares	Market Value
Energy — 25.2%
Enerplus Corp.	54,705	$1,731,960
Kinder Morgan Management LLC*	43,897	2,879,204
Seadrill Ltd.	41,787	1,507,257
Southern Union Co.	46,796	1,339,302
Spectra Energy Corp.	47,455	1,289,827
Statoil ASA ADR	49,037	1,355,383
Williams Cos., Inc. (The)	29,000	904,220
		11,007,153
Utilities — 17.2%
American Water Works Co., Inc.	63,669	1,785,915
National Grid PLC ADR	23,069	1,108,235
NiSource, Inc.	77,774	1,491,705
Northeast Utilities	24,387	843,790
ONEOK, Inc.	25,046	1,675,077
Pepco Holdings, Inc.	32,955	614,611
		7,519,333
Health Care — 17.1%
Abbott Laboratories	36,646	1,797,486
Bristol-Myers Squibb Co.	25,046	661,966
Eli Lilly & Co.	21,750	764,947
GlaxoSmithKline PLC ADR	31,241	1,199,967
Johnson & Johnson	19,773	1,171,550
Merck & Co., Inc.	32,955	1,087,845
Pfizer, Inc.	38,887	789,795
		7,473,556
Telecommunication Services — 11.6%
AT&T, Inc.	34,273	1,048,754
BCE, Inc.	12,523	455,086
Tele Norte Leste Participacoes SA ADR	38,887	681,689
Telefonica SA ADR	43,501	1,097,095
Vodafone Group PLC ADR	29,791	856,491
Windstream Corp.	71,842	924,607
		5,063,722
Financials — 11.5%
Annaly Capital Management, Inc. REIT	23,464	409,447
Bank of Montreal	9,887	642,457
Cincinnati Financial Corp.	27,682	907,970
Digital Realty Trust, Inc. REIT	15,159	881,344
HCP, Inc. REIT	35,196	1,335,336
NYSE Euronext	24,292	854,350
		5,030,904
Information Technology — 7.5%
Intel Corp.	59,319	1,196,464
Maxim Integrated Products, Inc.	33,219	850,407
Microchip Technology, Inc.	31,637	1,202,522
		3,249,393
Industrials — 2.9%
R.R. Donnelley & Sons Co.	65,910	1,247,017

	Shares	Market Value
Materials — 2.0%
MeadWestvaco Corp.	28,737	$871,593
Consumer Staples — 1.8%
H.J. Heinz Co.	15,950	778,679
Consumer Discretionary — 1.1%
Cinemark Holdings, Inc.	23,859	461,671
Total Common Stocks		$42,703,021
Investment Fund — 2.0%
Touchstone Institutional Money Market Fund^	866,515	$866,515
Total Investment Securities — 99.9% (Cost $37,239,864)		$43,569,536
Other Assets in Excess of Liabilities — 0.1%		52,607
Net Assets — 100.0%		$43,622,143

*  Non-income producing security.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

ADR – American Depositary Receipt

PLC – Public Limited Company

REIT – Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$42,703,021	$—	$—	$42,703,021
Investment Fund	866,515	—	—	866,515
				$43,569,536

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Sands Capital Select Growth Fund – March 31, 2011 (Unaudited)

Common Stocks — 98.7%	Shares	Market Value
Information Technology — 36.9%
Apple, Inc.*	193,300	$67,355,385
ASML Holding NV	541,000	24,074,500
Cree, Inc.* †	424,000	19,571,840
F5 Networks, Inc.*	302,775	31,055,632
Google, Inc. - Class A*	83,500	48,948,535
OpenTable, Inc.*	42,518	4,521,789
QUALCOMM, Inc.	1,203,700	65,998,871
Salesforce.com, Inc.*	562,100	75,085,318
Visa, Inc. - Class A	838,500	61,730,370
		398,342,240
Consumer Discretionary — 19.0%
Amazon.com, Inc.*	436,900	78,698,797
Las Vegas Sands Corp.*	618,300	26,104,626
Netflix, Inc.* †	104,300	24,753,519
NIKE, Inc. - Class B	378,200	28,629,740
Priceline.com, Inc.*	30,000	15,193,200
Starbucks Corp.	854,300	31,566,385
		204,946,267
Health Care — 17.1%
Alexion Pharmaceuticals, Inc.*	297,200	29,327,696
Allergan, Inc.	566,500	40,232,830
Illumina, Inc.* †	641,300	44,935,891
Intuitive Surgical, Inc.*	124,100	41,382,386
Varian Medical Systems, Inc.*	421,800	28,530,552
		184,409,355
Energy — 13.9%
FMC Technologies, Inc.*	358,885	33,907,455
National-Oilwell Varco, Inc.	584,500	46,333,315
Schlumberger Ltd.	523,500	48,821,610
Southwestern Energy Co.*	473,700	20,354,889
		149,417,269
Financials — 5.9%
Charles Schwab Corp. (The)	1,752,300	31,593,969
IntercontinentalExchange, Inc.*	261,137	32,260,865
		63,854,834
Industrials — 4.1%
CH Robinson Worldwide, Inc.	257,500	19,088,475
W.W. Grainger, Inc.	179,300	24,686,024
		43,774,499
Materials — 1.8%
Praxair, Inc.	191,600	19,466,560
Total Common Stocks		$1,064,211,024

	Shares	Market Value
Investment Funds — 9.6%
Invesco Liquid Assets Portfolio **	85,925,026	$85,925,026
Touchstone Institutional Money Market Fund^	18,114,494	18,114,494
Total Investment Funds		$104,039,520
Total Investment Securities — 108.3% (Cost $871,181,441)		$1,168,250,544
Liabilities in Excess of Other Assets — (8.3%)		(89,594,783)
Net Assets — 100.0%		$1,078,655,761

*  Non-income producing security.

†  All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $84,005,123.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,064,211,024	$—	$—	$1,064,211,024
Investment Funds	104,039,520	—	—	104,039,520
				$1,168,250,544

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Short Duration Fixed Income Fund – March 31, 2011 (Unaudited)

Principal Amount		Market Value
	Asset-Backed Securities — 31.8%
$480,000	American Express Credit Account Master Trust, Ser 2005-4, Class A, 0.325%, 1/15/15 (a)	$479,710
310,000	American Express Credit Account Master Trust, Ser 2010-1, Class A, 0.505%, 11/16/15 (a)	310,510
125,000	American Tower Trust, Ser 2007-1A, Class AFX, 144a, 5.420%, 4/15/37	134,052
215,000	AmeriCredit Automobile Receivables Trust, Ser 2010-3, Class A3, 1.140%, 4/8/15	214,544
78,238	Bank of America Auto Trust, Ser 2008-1A, Class A3A, 144a, 4.970%, 9/20/12	79,034
235,000	Cabela's Master Credit Card Trust, Ser 2006-3A, Class A1, 144a, 5.260%, 10/15/14	239,720
270,000	Chase Issuance Trust, Ser 2007-A17, Class A, 5.120%, 10/15/14	287,495
430,000	Chase Issuance Trust, Ser 2008-A11, Class A11, 5.400%, 7/15/15	469,222
238,035	Chrysler Financial Auto Securitization Trust, Ser 2009-A, Class A3, 2.820%, 1/15/16	241,349
405,000	Citibank Omni Master Trust, Ser 2009-A17, Class A17, 144a, 4.900%, 11/15/18	433,135
99,780	CNH Equipment Trust, Ser 2008-B, Class A4A, 5.600%, 11/17/14	102,489
117,746	CNH Equipment Trust, Ser 2009-A, Class A3, 5.280%, 11/15/12	118,589
425,000	CNH Equipment Trust, Ser 2009-B, Class A4, 5.170%, 10/15/14	442,155
215,000	CNH Equipment Trust, Ser 2010-A, Class A4, 2.490%, 1/15/16	219,134
237,177	College & University Facility Loan Trust, Ser 2, Class D, 4.000%, 6/1/18	237,177
165,621	Community Program Loan Trust, Ser 1987-A, Class A4, 4.500%, 10/1/18	167,138
425,000	Discover Card Master Trust, Ser 2008-A3, Class A3, 5.100%, 10/15/13	425,763
402,014	FDIC Structured Sale Guaranteed Notes, Ser 2010-S3, Class A, 144a, 2.740%, 12/3/20	397,793
395,000	Ford Credit Auto Lease Trust, Ser 2010-A, Class A3, 144a, 1.620%, 11/15/13	396,231
140,000	Ford Credit Auto Owner Trust, Ser 2009-B, Class A4, 4.500%, 7/15/14	147,796
700,000	GE Capital Credit Card Master Note Trust, Ser 2009-2, Class A, 3.690%, 7/15/15	724,747

Principal Amount		Market Value
$405,000	GE Capital Credit Card Master Note Trust, Ser 2010-3, Class A, 2.210%, 6/15/16	$411,462
185,832	GE Equipment Midticket LLC, Ser 2009-1, Class A3, 2.340%, 6/17/13	187,356
240,000	GE Equipment Midticket LLC, Ser 2010-1, Class A3, 144a, 0.940%, 7/14/14	239,706
240,000	GE Equipment Small Ticket LLC, Ser 2011-1A, Class A3, 144a, 1.450%, 1/21/18	239,627
240,000	Great America Leasing Receivables, Ser 2011-1, Class A3, 144a, 1.690%, 2/15/14	240,676
65,504	Greenwich Capital Commercial Funding Corp., Ser 2004-GG1, Class A5, 4.883%, 6/10/36	65,995
300,000	Harley-Davidson Motorcycle Trust, Ser 2009-2, Class A4, 3.320%, 2/15/17	308,508
400,000	Huntington Auto Trust, Ser 2009-1A, Class A4, 144a, 5.730%, 1/15/14	419,380
174,370	IMC Home Equity Loan Trust, Ser 1997-5, Class A9, 7.310%, 11/20/28	172,235
385,000	MMAF Equipment Finance LLC, Ser 2009-AA, Class A3, 144a, 2.370%, 11/15/13	388,516
79,976	Morgan Stanley Capital I, Ser 2007-HQ11, Class A1, 5.246%, 2/12/44	80,517
440,000	Nissan Auto Lease Trust, Ser 2009-A, Class A4, 3.510%, 11/17/14	443,043
440,000	Nissan Auto Lease Trust, Ser 2010-A, Class A3, 1.390%, 1/15/16	442,178
257,852	PG&E Energy Recovery Funding LLC, Ser 2005-1, Class A4, 4.370%, 6/25/14	264,531
49,105	PG&E Energy Recovery Funding LLC, Ser 2005-2, Class A2, 5.030%, 3/25/14	50,358
83,106	RSB Bondco LLC, Ser 2007-A, Class A1, 5.470%, 10/1/14	86,032
450,000	Santander Consumer Acquired Receivables Trust, Ser 2011-WO, Class A3, 144a, 1.400%, 10/15/14	451,125
285,000	Santander Drive Auto Receivables Trust, Ser 2010-1, Class A3, 1.840%, 11/17/14	288,103
205,000	Santander Drive Auto Receivables Trust, Ser 2010-3, Class A2, 0.930%, 6/17/13	205,209
418,346	Tax Liens Securitization Trust, Ser 2010-1A, Class 1A2, 144a, 2.000%, 4/15/18	419,935
226,171	Volkswagen Auto Lease Trust, Ser 2009-A, Class A3, 3.410%, 4/16/12	227,544

Touchstone Short Duration Fixed Income Fund (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 31.8% (Continued)
$305,000	Volkswagen Auto Lease Trust, Ser 2010-A, Class A3, 0.990%, 11/20/13	$304,680
385,778	Volvo Financial Equipment LLC, Ser 2010-1A, Class A2, 144a, 1.060%, 6/15/12	386,107
260,000	World Financial Network Credit Card Master Trust, Ser 2009-A, Class A, 4.600%, 9/15/15	265,292
180,000	World Financial Network Credit Card Master Trust, Ser 2009-B, Class A, 3.790%, 5/15/16	185,869
370,000	World Financial Network Credit Card Master Trust, Ser 2009-D, Class A, 4.660%, 5/15/17	393,378
228,864	World Omni Auto Receivables Trust, Ser 2007-B, Class A4, 5.390%, 5/15/13	233,936
	Total Asset-Backed Securities	$13,669,081
	Corporate Bonds — 24.4% Financials — 14.2%
350,000	American Express Bank, 0.406%, 6/12/12 (a)	348,966
150,000	Bank of New York Mellon Corp., 5.125%, 11/1/11	154,113
315,000	Bank of New York Mellon Corp. MTN, 4.950%, 11/1/12	334,815
215,000	Barclays Bank PLC, 2.500%, 1/23/13	218,764
195,000	CME Group, Inc., 5.750%, 2/15/14	215,793
305,000	Credit Suisse/New York NY, 5.000%, 5/15/13	325,616
225,000	FIA Card Services NA MTN, 6.625%, 6/15/12	236,507
225,000	General Electric Capital Corp. MTN, 0.474%, 7/27/12 (a)	225,086
275,000	Hudson United Bank, 7.000%, 5/15/12	293,437
320,000	Jefferies Group, Inc., 7.750%, 3/15/12	339,042
335,000	John Deere Capital Corp., Ser CORE, 2.000%, 4/15/11	335,058
425,000	M&I Marshall & Ilsley Bank, 3.875%, 8/19/11	430,799
285,000	Manufacturers & Traders Trust Co., 1.805%, 4/1/13 (a)	284,723
60,000	Merrill Lynch & Co., Inc. MTN, 6.150%, 4/25/13	64,633
300,000	MetLife of Connecticut Institutional Funding Ltd. MTN, 0.553%, 12/8/11 (a)	299,089
205,000	Morgan Stanley, 5.300%, 3/1/13	217,888
120,000	New York Life Global Funding, 144a, 5.250%, 10/16/12	127,827
365,000	Northern Trust Corp., 5.300%, 8/29/11	371,911
450,000	PNC Funding Corp., 2.300%, 6/22/12	459,750
260,000	SunTrust Bank, Inc., 6.375%, 4/1/11	260,000

Principal Amount		Market Value
$300,000	TD Ameritrade Holding Corp., 2.950%, 12/1/12	$306,184
241,984	Whc-Irs Trust, 6.980%, 5/15/15	269,149
		6,119,150
	Industrials — 3.4%
225,000	Cooper US, Inc., 5.250%, 11/15/12	239,346
137,948	Federal Express Corp. 1995 Pass Through Trust, Ser B2, 7.110%, 1/2/14	148,639
123,756	Petrodrill Five Ltd., Ser 5, 4.390%, 4/15/16	128,341
145,842	Petrodrill Four Ltd., Ser 4, 4.240%, 1/15/16	152,843
200,000	Roper Industries, Inc., 6.625%, 8/15/13	221,220
225,000	Ryder System, Inc. MTN, 5.950%, 5/2/11	225,715
334,638	Systems 2001 AT LLC, 144a, 6.664%, 9/15/13	357,226
		1,473,330
	Telecommunication Services — 1.5%
187,580	BellSouth Telecommunications, Inc., 6.300%, 12/15/15	200,843
240,000	New Cingular Wireless Services, Inc., 8.125%, 5/1/12	258,311
175,000	Verizon New England, Inc., 6.500%, 9/15/11	179,681
		638,835
	Consumer Staples — 1.3%
323,157	CVS Pass-Through Trust, 144a, 6.117%, 1/10/13	343,354
215,000	Kroger Co., 6.800%, 4/1/11	215,000
		558,354
	Energy — 1.3%
250,000	Baker Hughes, Inc., 6.500%, 11/15/13	281,514
271,420	Rowan Cos., Inc., 2.800%, 10/20/13	275,619
		557,133
	Information Technology — 0.9%
150,000	Analog Devices, Inc., 5.000%, 7/1/14	163,025
200,000	Hewlett-Packard Co., 2.250%, 5/27/11	200,658
		363,683
	Health Care — 0.8%
330,000	Express Scripts, Inc., 5.250%, 6/15/12	345,764
	Materials — 0.5%
185,000	Dow Chemical Co. (The), 7.600%, 5/15/14	213,791
	Utilities — 0.5%
190,000	National Rural Utilities Cooperative Finance Corp. MTN, 7.250%, 3/1/12	201,300
	Total Corporate Bonds	$10,471,340

Touchstone Short Duration Fixed Income Fund (Continued)

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 14.5%
$68,306	FHLMC, Pool #D94598, 6.500%, 4/1/21	$75,440
11,272	FHLMC, Pool #E97227, 7.000%, 9/1/14	11,315
110,471	FHLMC, Pool #C66916, 7.000%, 5/1/32	127,248
92,302	FHLMC, Pool #G30085, 7.500%, 10/1/17	104,619
288,988	FHLMC REMICS, Ser 2510, Class TA, 4.000%, 6/15/32	302,989
8,925	FNMA, Pool #313429, 7.000%, 3/1/12	9,099
25,315	FNMA, Pool #323441, 7.000%, 12/1/13	25,998
110,411	FNMA, Pool #546474, 7.000%, 1/1/15	115,306
6,484	FNMA, Pool #334593, 7.000%, 5/1/24	7,457
109,383	FNMA, Pool #323832, 7.500%, 7/1/29	126,691
156,898	FNMA, Pool #665773, 7.500%, 6/1/31	181,552
12	FNMA, Pool #N 6222, 9.000%, 4/1/16	12
117,464	FNMA REMICS, Ser 2003-66, Class AP, 3.500%, 11/25/32	122,003
267,178	FNMA REMICS, Ser 2003-19, Class ME, 4.000%, 1/25/33	278,374
426,009	FNMA REMICS, Ser 2003-42, Class CA, 4.000%, 5/25/33	446,248
456,093	FNMA REMICS, Ser 2003-119, Class PU, 4.000%, 11/25/33	475,887
161,267	GNMA, Ser 2004-43, Class A, 2.822%, 12/16/19	162,156
9,637	GNMA, Pool #G2 8426, 3.000%, 11/20/18 (a)	9,984
214,710	GNMA, Ser 2004-97, Class AB, 3.084%, 4/16/22	217,083
171,626	GNMA, Ser 2006-39, Class A, 3.772%, 6/16/25	174,270
85,420	GNMA, Ser 2004-6, Class B, 3.949%, 7/16/33	88,444
280,718	GNMA, Ser 2005-76, Class A, 3.963%, 5/16/30	291,276
62,495	GNMA, Ser 2005-79, Class A, 3.998%, 10/16/33	62,835
148,635	GNMA, Ser 2005-12, Class A, 4.044%, 5/16/21	150,185
296,445	GNMA, Ser 2003-43, Class B, 4.374%, 4/16/33	308,920
517,921	GNMA, Ser 2002-72, Class AB, 4.500%, 10/20/32	546,184
153,615	GNMA, Ser 2003-17, Class AB, 4.650%, 7/16/31	161,171
380,000	GNMA, Ser 2004-78, Class C, 4.658%, 4/16/29	397,855
326,176	GNMA, Ser 2004-12, Class BA, 4.807%, 8/16/32	341,376
2,355	GNMA, Pool #G2 2707, 5.500%, 1/20/14	2,542
2,209	GNMA, Pool #G2 2802, 5.500%, 7/20/14	2,383
32,402	GNMA, Pool #G2 2843, 5.500%, 11/20/14	34,962

Principal Amount		Market Value
$45,574	GNMA, Pool #578189, 6.000%, 2/15/32	$50,425
6,900	GNMA, Pool #462486, 6.500%, 1/15/13	7,517
29,615	GNMA, Pool #569337, 6.500%, 4/15/22	33,525
57,154	GNMA, Pool #780604, 7.000%, 7/15/12	58,294
49,347	GNMA, Pool #G2 814, 8.000%, 8/20/17	55,466
22,444	GNMA, Pool #780327, 8.000%, 11/15/17	25,298
56,238	GNMA, Pool #780322, 8.000%, 11/15/22	65,322
47,152	GNMA, Pool #344233, 8.000%, 2/15/23	55,157
119,683	GNMA, Pool #345123, 8.000%, 12/15/23	140,002
404,862	NCUA Guaranteed Notes, Ser 2010-C1, Class A1, 1.600%, 10/29/20	394,761
	Total U.S. Government Mortgage-Backed Obligations	$6,247,631
	Commercial Mortgage-Backed Securities — 10.3%
335,000	Banc of America Commercial Mortgage, Inc., Ser 2002-2, Class A3, 5.118%, 7/11/43	341,969
375,000	Banc of America Commercial Mortgage, Inc., Ser 2005-1, Class A4, 5.071%, 11/10/42 (a)	386,080
285,086	Banc of America Commercial Mortgage, Inc., Ser 2005-2, Class A4, 4.783%, 7/10/43 (a)	293,325
218,766	First Union National Bank Commercial Mortgage, Ser 2001-C4, Class A2, 6.223%, 12/12/33	222,211
4,404	GE Capital Commercial Mortgage Corp., Ser 2001-1, Class A2, 6.531%, 5/15/33	4,399
345,627	GE Capital Commercial Mortgage Corp., Ser 2001-3, Class A2, 6.070%, 6/10/38	351,406
335,000	GMAC Commercial Mortgage Securities, Inc., Ser 2003-C1, Class A2, 4.079%, 5/10/36	346,733
320,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2003-CB6, Class A2, 5.255%, 7/12/37 (a)	339,322
331,021	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2005-LDP3, Class A3, 4.959%, 8/15/42	341,885

Touchstone Short Duration Fixed Income Fund (Continued)

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 10.3% (Continued)
$286,310	LB-UBS Commercial Mortgage Trust, Ser 2002-C1, Class A4, 6.462%, 3/15/31	$295,181
319,925	LB-UBS Commercial Mortgage Trust, Ser 2002-C7, Class A3, 4.659%, 12/15/26	323,927
95,059	LB-UBS Commercial Mortgage Trust, Ser 2003-C5, Class A3, 4.254%, 7/15/27	98,255
315,000	LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Class A3, 4.559%, 9/15/27 (a)	320,168
243,733	Merrill Lynch Mortgage Investors, Inc., Ser 1998-C1, Class A3, 6.720%, 11/15/26 (a)	265,863
415,000	Wachovia Bank Commercial Mortgage Trust, Ser 2003-C3, Class A2, 4.867%, 2/15/35	433,512
65,042	Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Class A12, 5.000%, 11/25/36	65,127
	Total Commercial Mortgage-Backed Securities	$4,429,363
	U.S. Government Agency Obligations — 8.6%
260,000	FNMA, 5.250%, 8/1/12	275,010
265,533	SBA, Pool #506207, 1.000%, 11/25/14 (a)	265,602
159,407	SBA, Pool #507442, 3.625%, 5/25/16 (a)	165,229
292,116	SBA, Ser P10A, 4.504%, 2/1/14	305,057
220,541	SBA, Ser 2008-10B, Class 1, 4.580%, 3/1/18	233,270
132,302	SBA, Ser 2005-P10A, Class 1, 4.638%, 2/10/15	138,334
202,531	SBA, Ser 2003-20E, Class 1, 4.640%, 5/1/23	213,004
230,787	SBA, Ser 2004-20B, Class 1, 4.720%, 2/1/24	243,025
185,409	SBA, Ser 2002-20J, Class 1, 4.750%, 10/1/22	195,465
218,585	SBA, Ser 2005-20G, Class 1, 4.750%, 7/1/25	231,231
236,169	SBA, Ser 2007-10E, Class 1, 5.250%, 9/1/17	252,035
187,554	SBA, Ser 2006-P10A, Class 1, 5.408%, 2/10/16	201,257
304,482	SBA, Ser 2007-P10B, Class 1, 5.788%, 8/10/17	335,860
194,069	SBA, Ser 98-L, 5.800%, 12/1/18	209,254
181,705	SBA, Ser 20C, 6.070%, 3/1/22	196,347
208,524	SBA, 6.140%, 1/1/22	228,474
	Total U.S. Government Agency Obligations	$3,688,454

Principal Amount		Market Value
	U.S. Treasury Obligations — 5.1%
$125,000	U.S. Treasury Note, 4.125%, 8/31/12	$131,353
800,000	U.S. Treasury Note, 2.750%, 10/31/13	834,687
400,000	U.S. Treasury Note, 1.875%, 4/30/14	406,906
800,000	U.S. Treasury Note, 2.625%, 4/30/16	814,125
	Total U.S. Treasury Obligations	$2,187,071
	Municipal Bonds — 3.2% California — 0.4%
180,000	Southern California Public Power Auth. Rev, Ser 2010-B 3.326%, 7/1/14	179,971
	District of Columbia — 0.5%
210,000	District of Columbia UTGO, Ser 2010 Class A 2.585%, 6/1/13	211,779
	Louisiana — 0.1%
50,387	Louisiana Public Facilities Auth., Ser 2008 Class A 4.500%, 2/1/14	51,113
	Maine — 0.5%
200,000	Maine State Housing Auth. Rev, Ser 2010 1.728%, 6/15/12	199,172
	Pennsylvania — 1.7%
750,000	Commonwealth Fing Auth. PA Rev, Ser A 3.860%, 6/1/11	753,337
	Total Municipal Bonds	$1,395,372
Shares		Market Value
	Investment Fund — 1.6%
684,981	Touchstone Institutional Money Market Fund^	$684,981
	Total Investment Securities — 99.5% (Cost $42,128,545)	$42,773,293
	Other Assets in Excess of Liabilities — 0.5%	198,201
	Net Assets — 100.0%	$42,971,494

(a)  Variable rate security – the rate reflected is the rate in effect as of March 31, 2011.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Touchstone Short Duration Fixed Income Fund (Continued)

Portfolio Abbreviations:

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

MTN – Medium Term Note

NCUA – National Credit Union Administration

PLC – Public Limited Company

REMIC – Real Estate Mortgage Investment Conduit

SBA – Small Business Adminstration

UTGO – Unlimited Tax General Obligation

144a – This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $5,293,444 or 12.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$—	$13,669,081	$—	$13,669,081
Corporate Bonds	—	10,471,340	—	10,471,340
U.S. Government Mortgage-Backed Obligations	—	6,247,631	—	6,247,631
Commercial Mortgage-Backed Securities	—	4,429,363	—	4,429,363
U.S. Government Agency Obligations	—	3,688,454	—	3,688,454
U.S. Treasury Obligations	—	2,187,071	—	2,187,071
Municipal Bonds	—	1,395,372	—	1,395,372
Investment Fund	684,981	—	—	684,981
				$42,773,293

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Small Cap Core Fund – March 31, 2011 (Unaudited)

Common Stocks — 98.1%	Shares	Market Value
Financials — 22.9%
Alleghany Corp.*	10,111	$3,346,625
Eaton Vance Corp.	159,139	5,130,641
First Industrial Realty Trust, Inc. REIT* †	314,512	3,739,548
Hatteras Financial Corp. REIT	147,888	4,158,610
MBIA, Inc.* †	547,265	5,494,541
Montpelier Re Holdings Ltd.	290,501	5,133,153
Tejon Ranch Co.*	151,239	5,556,521
UDR, Inc. REIT	173,292	4,223,126
Wesco Financial Corp.	4,873	1,896,571
White Mountains Insurance Group Ltd.	10,504	3,825,557
		42,504,893
Industrials — 17.4%
Alexander & Baldwin, Inc.	175,952	8,032,209
Corrections Corp. of America*	255,866	6,243,130
Force Protection, Inc.*	482,553	2,364,510
Knoll, Inc.	110,538	2,316,876
Old Dominion Freight Line, Inc.*	199,161	6,988,560
Tredegar Corp.	293,388	6,331,313
		32,276,598
Consumer Discretionary — 15.7%
Cabela's, Inc.*	320,710	8,020,957
Capella Education Co.*	91,275	4,544,582
CarMax, Inc.*	88,121	2,828,684
Hasbro, Inc.	73,798	3,456,698
Service Corp. International	595,614	6,587,491
Sturm Ruger & Co., Inc. †	158,822	3,648,142
		29,086,554
Materials — 10.7%
Albemarle Corp.	128,357	7,671,898
Martin Marietta Materials, Inc. †	39,618	3,552,546
NewMarket Corp.	54,621	8,642,134
		19,866,578
Information Technology — 10.0%
Advent Software, Inc.*	168,987	4,844,857
AOL, Inc.*	194,529	3,799,152
Micrel, Inc.	341,265	4,600,252
ValueClick, Inc.*	369,733	5,346,339
		18,590,600
Consumer Staples — 8.0%
Constellation Brands, Inc. - Class A*	198,737	4,030,386
Energizer Holdings, Inc.*	51,326	3,652,358
Pricesmart, Inc.	195,520	7,163,853
		14,846,597
Energy — 7.6%
Atwood Oceanics, Inc.* †	189,136	8,781,585
Kinder Morgan Management LLC*	79,494	5,214,011
		13,995,596

	Shares	Market Value
Health Care — 5.8%
Owens & Minor, Inc.	109,756	$3,564,875
QLT, Inc.*	116,659	810,780
Tenet Healthcare Corp.*	851,197	6,341,418
		10,717,073
Total Common Stocks		$181,884,489
Investment Funds — 11.7%
Invesco Liquid Assets Portfolio **	11,615,827	11,615,827
Touchstone Institutional Money Market Fund^	10,041,108	10,041,108
Total Investment Funds		$21,656,935
Total Investment Securities — 109.8% (Cost $175,243,143)		$203,541,424
Liabilities in Excess of Other Assets — (9.8%)		(18,100,435)
Net Assets — 100.0%		$185,440,989

*  Non-income producing security.

†  All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $11,368,663.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

REIT – Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$181,884,489	$—	$—	$181,884,489
Investment Funds	21,656,935	—	—	21,656,935
				$203,541,424

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Small Cap Value Fund – March 31, 2011 (Unaudited)

Common Stocks — 90.9%	Shares	Market Value
Financials — 30.1%
American Assets Trust, Inc. REIT	37,190	$791,031
Anworth Mortgage Asset Corp. REIT	76,280	540,825
Astoria Financial Corp.	45,919	659,856
BancorpSouth, Inc. †	34,800	537,660
Brandywine Realty Trust REIT	63,900	775,746
Brookline Bancorp, Inc.	72,600	764,478
Capitol Federal Financial, Inc. †	64,905	731,479
Chesapeake Lodging Trust REIT	71,025	1,236,545
Dime Community Bancshares	18,200	268,632
Duff & Phelps Corp. - Class A	60,048	959,567
Flagstone Reinsurance Holdings SA	97,480	878,295
Glacier Bancorp, Inc. †	20,600	310,030
Hancock Holding Co. †	22,900	752,036
Healthcare Realty Trust, Inc. REIT	33,374	757,590
Hercules Technology Growth Capital, Inc.	56,925	626,175
Iberiabank Corp.	16,056	965,447
Medical Properties Trust, Inc. REIT	43,200	499,824
Old National Bancorp	46,700	500,624
Oritani Financial Corp.	32,800	415,904
Potlatch Corp. REIT	29,890	1,201,578
Prosperity Bancshares, Inc.	5,490	234,807
Selective Insurance Group	43,400	750,820
Sterling Bancorp/NY - Class N	50,815	508,658
Symetra Financial Corp.	70,600	960,160
Trustmark Corp.	23,870	559,036
UMB Financial Corp.	20,700	773,249
Washington Federal, Inc.	32,600	565,284
		18,525,336
Industrials — 23.3%
ABM Industries, Inc.	39,725	1,008,618
Aircastle Ltd.	60,900	735,063
Apogee Enterprises, Inc.	53,410	704,478
Barnes Group, Inc.	6,836	142,736
Brady Corp. - Class A	29,300	1,045,717
Briggs & Stratton Corp.	53,975	1,222,534
Curtiss-Wright Corp.	16,925	594,744
Forward Air Corp.	32,720	1,002,214
G&K Services, Inc. - Class A	12,430	413,297
Granite Construction, Inc.	22,000	618,200
Harsco Corp.	22,910	808,494
Kaydon Corp.	18,300	717,177
Knight Transportation, Inc.	71,950	1,385,037
McGrath Rentcorp	26,974	735,581
Otter Tail Corp.	35,100	797,823
Resources Connection, Inc.	35,900	696,101
Skywest, Inc.	57,243	968,552
Universal Forest Products, Inc.	21,200	776,980
		14,373,346
Consumer Discretionary — 10.4%
Bebe Stores, Inc.	129,700	758,745
Chico's FAS, Inc.	41,575	619,467

	Shares	Market Value
Fred's, Inc. - Class A	50,609	$674,112
Hillenbrand, Inc.	43,800	941,700
Jones Group, Inc. (The)	85,637	1,177,509
MDC Holdings, Inc.	31,980	810,693
Meredith Corp. †	28,375	962,480
Stewart Enterprises, Inc. - Class A	60,050	458,782
		6,403,488
Materials — 8.3%
A Schulman, Inc.	62,500	1,545,000
Commercial Metals Co.	62,200	1,074,194
HB Fuller Co.	45,300	973,044
Olin Corp.	38,500	882,420
Schweitzer-Mauduit International, Inc.	12,190	616,936
		5,091,594
Utilities — 6.5%
Allete, Inc.	28,225	1,099,928
Black Hills Corp.	28,100	939,664
California Water Service Group	22,000	817,740
Portland General Electric Co.	22,550	536,014
UIL Holdings Corp.	13,100	399,812
Vectren Corp.	8,850	240,720
		4,033,878
Information Technology — 4.2%
Cohu, Inc.	38,191	586,614
Intersil Corp. - Class A	107,700	1,340,865
Methode Electronics, Inc.	53,800	649,904
		2,577,383
Energy — 3.4%
Penn Virginia Corp.	75,900	1,287,264
Tsakos Energy Navigation Ltd.	73,200	803,736
		2,091,000
Health Care — 3.1%
Analogic Corp.	2,007	113,496
Owens & Minor, Inc.	25,900	841,232
West Pharmaceutical Services, Inc.	20,750	928,977
		1,883,705
Consumer Staples — 1.6%
Sanderson Farms, Inc. †	16,860	774,211
Tootsie Roll Industries, Inc. †	7,641	216,703
		990,914
Total Common Stocks		$55,970,644

Touchstone Small Cap Value Fund (Continued)

	Shares	Market Value
Investment Funds — 9.0%
Invesco Liquid Assets Portfolio **	3,470,034	$3,470,034
Touchstone Institutional Money Market Fund^	2,094,999	2,094,999
Total Investment Funds		$5,565,033
Total Investment Securities — 99.9% (Cost $57,571,077)		$61,535,677
Other Assets in Excess of Liabilities — 0.1%		66,290
Net Assets — 100.0%		$61,601,967

†  All or a portion of the security is on loan. The total value of the securities on loan as of March 31, 2011, was $3,378,189.

**  Represents collateral for securities loaned.

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

REIT – Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Common Stocks	$55,970,644	$—	$—	$55,970,644
Investment Funds	5,565,033	—	—	5,565,033
				$61,535,677

See accompanying notes to financial statements.

Portfolio of Investments
Touchstone Ultra Short Duration Fixed Income Fund – March 31, 2011 (Unaudited)

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 30.2%
$1,475,923	American Home Mortgage Investment Trust, Ser 2005-2, Class 5A3, 5.077%, 9/25/35	$1,489,007
1,615,000	Banc of America Commercial Mortgage, Inc., Ser 2001-PB1, Class E, 6.228%, 5/11/35	1,628,165
589,402	Banc of America Commercial Mortgage, Inc., Ser 2005-3, Class ASB, 4.589%, 7/10/43	608,362
986,900	Banc of America Commercial Mortgage, Inc., Ser 2005-4, Class A2, 4.764%, 7/10/45	987,492
2,133,109	Banc of America Commercial Mortgage, Inc., Ser 2005-6, Class A2, 5.165%, 9/10/47 (a)	2,132,036
85,614	Banc of America Mortgage Securities, Inc., Ser 2004-3, Class 1A23, 4.500%, 4/25/34	85,440
1,562,300	Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR4, Class A2, 5.286%, 6/11/41 (a)	1,630,562
404,640	Bear Stearns Commercial Mortgage Securities, Ser 2004-PWR5, Class A2, 4.254%, 7/11/42	405,718
1,284,157	Bear Stearns Commercial Mortgage Securities, Ser 2004-T16, Class A4, 4.320%, 2/13/46	1,291,609
472,119	Cendant Mortgage Corp., Ser 2002-11P, Class A1, 144a, 5.508%, 2/25/25 (a)	471,451
773,830	Cendant Mortgage Corp., Ser 2003-7P, Class A2, 144a, 4.869%, 6/25/17 (a)	778,536
941,345	Cendant Mortgage Corp., Ser 2003-8, Class 2A3, 4.875%, 10/25/33 (a)	944,228
1,589,872	Cendant Mortgage Corp., Ser 2004-2, Class A1, 4.084%, 5/25/34 (a)	1,592,381
1,411,370	Chase Mortgage Finance Corp., Ser 2004-S2, Class 2A2, 5.500%, 11/25/14	1,414,664
688,320	Citicorp Mortgage Securities, Inc., Ser 2003-10, Class A2, 4.500%, 11/25/18	693,713
1,449,282	Citicorp Mortgage Securities, Inc., Ser 2003-11, Class 1A4, 5.250%, 12/25/33	1,451,443
1,223,115	Citicorp Mortgage Securities, Inc., Ser 2005-1, Class 1A10, 5.750%, 2/25/35	1,233,081
89,601	Commercial Mortgage Acceptance Corp., Ser 1999-C1, Class H, 144a, 6.790%, 6/15/31	89,461

Principal Amount		Market Value
$2,047,920	Commercial Mortgage Asset Trust, Ser 1999-C1, Class A3, 6.640%, 1/17/32	$2,050,523
1,675,000	Commercial Mortgage Pass Through Certificates, Ser 2004-LB3A, Class A3, 5.090%, 7/10/37 (a)	1,680,491
1,174,053	Commercial Mortgage Pass Through Certificates, Ser 2007-FL14, Class A1, 144a, 0.345%, 6/15/22 (a)	1,141,408
106,395	Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-24, Class A2, 4.500%, 7/25/33	106,269
321,111	Countrywide Home Loan Mortgage Pass Through Trust, Ser 2003-J4, Class 1A2, 4.750%, 6/25/33	322,520
152,245	Credit Suisse First Boston Mortgage Securities Corp., Ser 1997-C2, Class D, 7.270%, 1/17/35	153,336
1,379,742	Credit Suisse First Boston Mortgage Securities Corp., Ser 1998-C2, Class D, 7.130%, 11/15/30	1,439,028
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., Ser 2001-CK6, Class B, 6.582%, 8/15/36	1,019,074
306,066	Credit Suisse First Boston Mortgage Securities Corp., Ser 2003-27, Class 5A1, 5.250%, 11/25/33	306,994
2,011,176	Credit Suisse First Boston Mortgage Securities Corp., Ser 2004-4, Class 3A9, 5.250%, 8/25/34	2,042,114
660,545	Credit Suisse First Boston Mortgage Securities Corp., Ser 2004-C3, Class A3, 4.302%, 7/15/36	660,212
1,000,000	GE Capital Commercial Mortgage Corp., Ser 2001-3, Class B, 6.260%, 6/10/38	1,021,068
763,275	GE Capital Commercial Mortgage Corp., Ser 2003-C1, Class A3, 4.371%, 1/10/38	766,108
333,659	GMAC Commercial Mortgage Securities, Inc., Ser 2001-C2, Class A2, 6.700%, 4/15/34	333,342
1,072,415	GMAC Commercial Mortgage Securities, Inc., Ser 2004-C2, Class A2, 4.760%, 8/10/38	1,075,486
3,181,049	GMAC Commercial Mortgage Securities, Inc., Ser 2004-C3, Class A3, 4.207%, 12/10/41	3,180,544
2,683,712	GMAC Mortgage Corp. Loan Trust, Ser 2004-JR1, Class A8, 5.250%, 12/25/14	2,708,214
852,739	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2002-CIB5, Class A1, 4.372%, 10/12/37	860,800

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal Amount		Market Value
	Commercial Mortgage-Backed Securities — 30.2% (Continued)
$1,146,524	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2003-PM1A, Class A3, 5.169%, 8/12/40 (a)	$1,185,216
835,134	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-C3, Class A2, 4.223%, 1/15/42	834,812
1,620,000	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-CBX, Class A4, 4.529%, 1/12/37	1,635,552
1,085,591	JP Morgan Chase Commercial Mortgage Securities Corp., Ser 2004-LN2, Class A1, 4.475%, 7/15/41	1,096,569
485,478	JP Morgan Commercial Mortgage Finance Corp., Ser 2000-C9, Class G, 144a, 6.250%, 10/15/32	486,312
693,461	LB Commercial Conduit Mortgage Trust, Ser 1998-C1, Class D, 6.980%, 2/18/30	693,525
229,256	LB Commercial Conduit Mortgage Trust, Ser 1998-C4, Class F, 144a, 6.000%, 10/15/35	229,425
852,845	LB-UBS Commercial Mortgage Trust, Ser 2002-C2, Class A3, 5.386%, 6/15/26	859,600
1,380,551	LB-UBS Commercial Mortgage Trust, Ser 2003-C7, Class A2, 4.064%, 9/15/27 (a)	1,381,012
1,617,371	LB-UBS Commercial Mortgage Trust, Ser 2003-C8, Class A3, 4.830%, 11/15/27	1,666,363
1,915,009	LB-UBS Commercial Mortgage Trust, Ser 2005-C2, Class A2, 4.821%, 4/15/30	1,916,130
2,294,252	LB-UBS Commercial Mortgage Trust, Ser 2005-C7, Class A2, 5.103%, 11/15/30	2,297,674
465,751	Merrill Lynch / Countrywide Commercial Mortgage Trust, Ser 2006-2, Class A2, 5.878%, 6/12/46 (a)	465,622
377,830	Merrill Lynch Mortgage Trust, Ser 2003-KEY1, Class A3, 4.893%, 11/12/35	390,167
1,260,139	Merrill Lynch Mortgage Trust, Ser 2004-BPC1, Class A2, 4.071%, 10/12/41	1,265,832
2,837,860	PHH Mortgage Capital LLC, Ser 2006-2, Class A2, 6.091%, 7/18/36 (a)	2,858,205

Principal Amount		Market Value
$1,416,950	PHH Mortgage Capital LLC, Ser 2006-3, Class A4, 5.859%, 10/18/36 (a)	$1,435,560
1,257,665	Popular ABS Mortgage Pass-Through Trust, Ser 2006-E, Class A1, 0.340%, 1/25/37 (a)	1,253,480
120,846	Prudential Mortgage Capital Funding LLC, Ser 2001-ROCK, Class A2, 6.605%, 5/10/34	120,795
1,922,523	Residential Asset Mortgage Products, Inc., Ser 2003-RZ3, Class A6, 3.400%, 3/25/33	1,914,719
1,037,114	Residential Funding Mortgage Securities I, Ser 2004-S9, Class 1A6, 5.500%, 12/25/34	1,048,458
2,857,638	Wachovia Bank Commercial Mortgage Trust, Ser 2003-C8, Class A2, 3.894%, 11/15/35	2,860,369
533,486	Wachovia Bank Commercial Mortgage Trust, Ser 2003-C9, Class A3, 4.608%, 12/15/35	553,028
2,300,000	Wachovia Bank Commercial Mortgage Trust, Ser 2004-C11, Class A4, 5.030%, 1/15/41	2,373,670
530,337	Wachovia Bank Commercial Mortgage Trust, Ser 2004-C12, Class A2, 5.001%, 7/15/41	531,285
3,155,743	Wachovia Bank Commercial Mortgage Trust, Ser 2005-C17, Class APB, 5.037%, 3/15/42	3,286,929
933,520	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-11, Class 1A11, 4.750%, 10/25/18	933,035
989,615	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-17, Class 1A10, 5.250%, 1/25/14	996,840
2,911,738	Wells Fargo Mortgage Backed Securities Trust, Ser 2003-M, Class A1, 4.694%, 12/25/33 (a)	3,012,566
453,133	Wells Fargo Mortgage Backed Securities Trust, Ser 2005-3, Class A11, 5.500%, 5/25/35	452,200
260,170	Wells Fargo Mortgage Backed Securities Trust, Ser 2006-16, Class A12, 5.000%, 11/25/36	260,508
	Total Commercial Mortgage-Backed Securities	$80,090,338
	U.S. Government Mortgage-Backed Obligations — 26.8%
502,068	FHLMC, Pool #848088, 2.535%, 4/1/35 (a)	527,778
778,529	FHLMC, Pool #1L1288, 2.584%, 5/1/36 (a)	808,490

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 26.8% (Continued)
$325,061	FHLMC, Pool #1H2524, 2.585%, 8/1/35 (a)	$342,600
635,941	FHLMC, Pool #847795, 2.591%, 4/1/35 (a)	667,597
2,235,022	FHLMC, Pool #781515, 2.621%, 4/1/34 (a)	2,318,237
871,475	FHLMC, Pool #1Q0080, 2.778%, 1/1/36 (a)	915,864
2,062,787	FHLMC, Pool #1Q0187, 2.888%, 12/1/36 (a)	2,177,835
1,335,779	FHLMC, Pool #1B7189, 3.487%, 3/1/36 (a)	1,405,203
1,950,482	FHLMC, Pool #J10895, 4.000%, 10/1/19	2,040,387
1,073,012	FHLMC, Pool #1L0087, 5.044%, 6/1/35 (a)	1,141,270
799,609	FHLMC, Pool #1Q0669, 5.235%, 11/1/37 (a)	838,818
678,500	FHLMC, Pool #1G1471, 5.435%, 1/1/37 (a)	715,218
1,124,818	FHLMC, Pool #1J1813, 5.745%, 8/1/37 (a)	1,197,811
854,716	FHLMC, Pool #1K1238, 5.792%, 7/1/36 (a)	890,404
1,679,197	FHLMC, Pool #1Q0119, 5.827%, 9/1/36 (a)	1,764,724
2,843	FHLMC, Pool #E64944, 7.000%, 7/1/11	2,889
116,180	FHLMC, Pool #G11072, 7.500%, 12/1/15	127,052
1,931,996	FHLMC REMICS, Ser 2770, Class FH, 0.655%, 3/15/34 (a)	1,931,993
1,653,186	FHLMC REMICS, Ser 2571, Class FN, 0.905%, 8/15/32 (a)	1,658,549
711,201	FHLMC REMICS, Ser 2628, Class BG, 3.500%, 7/15/16	717,915
339,775	FHLMC REMICS, Ser 2611, Class KC, 3.500%, 1/15/17	341,307
642,479	FHLMC REMICS, Ser 2590, Class UL, 3.750%, 3/15/32	670,673
122,445	FHLMC REMICS, Ser 2682, Class HG, 4.000%, 4/15/17	124,081
693,288	FHLMC REMICS, Ser 2594, Class YA, 4.000%, 4/15/23	728,464
555,873	FHLMC REMICS, Ser 2586, Class WA, 4.000%, 12/15/32	577,686
420,200	FHLMC REMICS, Ser 2833, Class NA, 4.500%, 5/15/17	424,843
294,340	FHLMC REMICS, Ser 2575, Class LM, 4.500%, 5/15/32	305,302
186,828	FHLMC REMICS, Ser 2904, Class CM, 5.000%, 1/15/18	189,211

Principal Amount		Market Value
$702,740	FHLMC REMICS, Ser 2904, Class CA, 5.000%, 4/15/19	$736,074
186,109	FHLMC REMICS, Ser 3196, Class PA, 5.250%, 8/15/11	186,806
449,685	FHLMC REMICS, Ser 3215, Class EP, 5.375%, 9/15/11	455,139
225,303	FHLMC REMICS, Ser 3197, Class AB, 5.500%, 8/15/13	230,556
811,952	FHLMC REMICS, Ser 3104, Class BA, 5.500%, 6/15/24	859,696
154,129	FHLMC REMICS, Ser 3178, Class PA, 5.500%, 10/15/27	154,777
894,611	FHLMC REMICS, Ser 3242, Class NC, 5.750%, 12/15/28	909,367
924,333	FNMA, Pool #810896, 2.028%, 1/1/35 (a)	966,228
4,023,638	FNMA, Pool #813844, 2.039%, 1/1/35 (a)	4,201,755
334,140	FNMA, Pool #784365, 2.050%, 5/1/34 (a)	346,854
1,871,038	FNMA, Pool #827787, 2.054%, 5/1/35 (a)	1,945,990
475,536	FNMA, Pool #806765, 2.082%, 11/1/34 (a)	495,208
871,745	FNMA, Pool #813714, 2.206%, 1/1/35 (a)	905,094
242,110	FNMA, Pool #681842, 2.375%, 2/1/33 (a)	252,808
220,234	FNMA, Pool #809897, 2.397%, 3/1/35 (a)	230,234
498,453	FNMA, Pool #813170, 2.450%, 1/1/35 (a)	522,482
664,821	FNMA, Pool #725245, 2.462%, 2/1/34 (a)	698,141
270,243	FNMA, Pool #804001, 2.466%, 10/1/34 (a)	284,153
635,930	FNMA, Pool #681898, 2.482%, 4/1/33 (a)	666,161
401,621	FNMA, Pool #735539, 2.556%, 4/1/35 (a)	421,953
285,883	FNMA, Pool #743207, 2.572%, 10/1/33 (a)	299,874
370,472	FNMA, Pool #1B2629, 2.612%, 11/1/34 (a)	388,185
325,270	FNMA, Pool #828480, 2.708%, 6/1/35 (a)	340,995
2,633,612	FNMA, Pool #825395, 2.717%, 7/1/35 (a)	2,763,305
1,960,431	FNMA, Pool #922674, 2.769%, 4/1/36 (a)	2,062,582
725,269	FNMA, Pool #679742, 3.082%, 1/1/40 (a)	759,234
208,532	FNMA, Pool #888548, 3.623%, 5/1/35 (a)	218,606

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal Amount		Market Value
	U.S. Government Mortgage-Backed Obligations — 26.8% (Continued)
$3,705,030	FNMA, Pool #AE0727, 4.000%, 10/1/20	$3,881,804
1,381,220	FNMA, Pool #839239, 4.939%, 9/1/35 (a)	1,463,579
819,946	FNMA, Pool #745790, 5.042%, 8/1/36 (a)	872,611
488,629	FNMA, Pool #888179, 5.214%, 2/1/37 (a)	512,712
1,002,292	FNMA, Pool #995284, 5.500%, 3/1/20	1,087,116
378,221	FNMA, Pool #745467, 5.628%, 4/1/36 (a)	405,430
451,479	FNMA, Pool #950385, 5.779%, 8/1/37 (a)	481,602
1,656,780	FNMA, Pool #735439, 6.000%, 9/1/19	1,807,444
48,718	FNMA, Pool #519992, 7.000%, 10/1/14	53,010
50,768	FNMA, Pool #535219, 7.500%, 3/1/15	55,727
35,191	FNMA, Pool #534851, 7.500%, 4/1/15	38,629
216,046	FNMA, Pool #555646, 7.500%, 9/1/16	232,328
130	FNMA, Pool #535635, 8.500%, 6/1/12	134
2,575,496	FNMA REMICS, Ser 2003-81, Class FE, 0.750%, 9/25/33 (a)	2,585,202
1,496,310	FNMA REMICS, Ser 2004-96, Class LF, 1.250%, 12/25/34 (a)	1,505,973
117,910	FNMA REMICS, Ser 2003-34, Class AD, 4.000%, 1/25/32	119,386
305,932	FNMA REMICS, Ser 2003-19, Class ME, 4.000%, 1/25/33	318,753
528,420	FNMA REMICS, Ser 2003-33, Class AU, 4.000%, 3/25/33	551,447
864,748	FNMA REMICS, Ser 2003-119, Class PU, 4.000%, 11/25/33	902,277
402,434	FNMA REMICS, Ser 2003-33, Class AM, 4.250%, 5/25/33	423,098
195,428	FNMA REMICS, Ser 2003-81, Class NY, 4.500%, 9/25/16	198,508
191,111	FNMA REMICS, Ser 2003-25, Class CE, 4.500%, 3/25/17	192,901
1,926,210	FNMA REMICS, Ser 2008-35, Class IO, 4.500%, 4/25/23 (b)	164,860
655,515	FNMA REMICS, Ser 2008-95, Class AD, 4.500%, 12/25/23	691,862
380,528	FNMA REMICS, Ser 2003-129, Class PW, 4.500%, 7/25/33	391,947
176,835	FNMA REMICS, Ser 2006-26, Class QA, 5.500%, 6/25/26	176,965

Principal Amount		Market Value
$65,429	FNMA REMICS, Ser 2006-2, Class GH, 5.500%, 6/25/32	$65,702
412,958	FNMA REMICS, Ser 2007-9, Class YA, 5.500%, 3/25/37	412,949
788,836	GNMA, Pool #G2 80889, 2.000%, 4/20/34 (a)	813,354
1,100,170	GNMA, Pool #G2 81016, 2.625%, 8/20/34 (a)	1,135,970
49,365	GNMA, Pool #G2 8366, 3.375%, 6/20/18 (a)	51,338
3,496	GNMA, Pool #G2 8462, 3.375%, 2/20/19 (a)	3,643
1,709	GNMA, Pool #G2 8404, 3.500%, 9/20/18 (a)	1,773
1,235,018	GNMA, Pool #G2 80826, 3.500%, 2/20/34 (a)	1,288,637
15,629	GNMA, Pool #G2 8103, 4.000%, 2/20/16 (a)	16,346
26,550	GNMA, Pool #G2 8287, 4.000%, 11/20/17 (a)	27,738
30,868	GNMA, Pool #G2 8297, 4.000%, 12/20/17 (a)	32,249
56,474	GNMA, Pool #G2 8333, 4.000%, 3/20/18 (a)	59,067
34,187	GNMA, Pool #G2 8345, 4.000%, 4/20/18 (a)	35,643
19,695	GNMA, Pool #G2 8405, 4.000%, 9/20/18 (a)	20,487
19,356	GNMA, Pool #G2 8489, 4.000%, 4/20/19 (a)	20,180
	Total U.S. Government Mortgage-Backed Obligations	$70,954,839
	Corporate Bonds — 15.8% Financials — 9.7%
1,235,000	American Express Bank FSB, 5.500%, 4/16/13	1,324,586
2,000,000	American Express Centurion Bank, 5.550%, 10/17/12	2,119,466
1,650,000	Bank of America Corp., 5.375%, 9/11/12	1,737,394
2,000,000	Bear Stearns Cos. LLC, 6.950%, 8/10/12	2,153,208
1,371,000	BNP Paribas / BNP Paribas US MTN Program LLC, Ser 2, 2.125%, 12/21/12	1,389,211
2,000,000	Countrywide Financial Corp. MTN, 5.800%, 6/7/12	2,103,720
1,240,000	Credit Suisse, 3.450%, 7/2/12	1,277,635
1,599,000	Deutsche Bank AG, 5.375%, 10/12/12	1,696,590
1,415,000	Devin F & Janis L McCarthy, Ser 1997, 0.750%, 7/2/17 (a)	1,415,000
22,000	General Electric Capital Corp., 5.000%, 4/10/12	22,954
2,000,000	General Electric Capital Corp. MTN, 6.000%, 6/15/12	2,117,870
2,378,000	HSBC Finance Corp., 7.000%, 5/15/12	2,529,188

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal Amount		Market Value
	Corporate Bonds — 15.8% (Continued)
$500,000	JP Morgan Chase & Co., 5.375%, 10/1/12	$530,992
500,000	JPMorgan Chase & Co., 5.750%, 1/2/13	534,536
2,650,000	Metropolitan Life Global Funding I, 144a, 2.875%, 9/17/12	2,702,306
500,000	Northern Trust Corp., 5.200%, 11/9/12	534,862
635,000	WCI Finance LLC / WEA Finance LLC, 144a, 5.400%, 10/1/12	671,860
750,000	Wells Fargo Financial, Inc., 5.500%, 8/1/12	794,753
		25,656,131
	Utilities — 2.2%
3,795,000	KCP&L Greater Missouri Operations Co., 11.875%, 7/1/12	4,233,254
1,000,000	MidAmerican Energy Co., 5.650%, 7/15/12	1,055,516
500,000	TransCanada PipeLines Ltd., 8.625%, 5/15/12	542,101
		5,830,871
	Consumer Discretionary — 1.5%
700,000	Cintas Corp. No 2, 6.000%, 6/1/12	736,265
3,000,000	Reed Elsevier Capital, Inc., 4.625%, 6/15/12	3,109,488
		3,845,753
	Energy — 1.2%
3,000,000	Valero Energy Corp., 4.750%, 6/15/13	3,184,740
	Industrials — 0.8%
2,000,000	Allied Waste North America, Inc., 6.875%, 6/1/17	2,180,000
	Consumer Staples — 0.4%
1,015,000	Laurel Grocery Co. LLC, Ser 1999, 0.750%, 12/1/14 (a)	1,015,000
	Total Corporate Bonds	$41,712,495
	Asset-Backed Securities — 14.0%
270,540	AmeriCredit Automobile Receivables Trust, Ser 2008-AF, Class A3, 5.680%, 12/12/12	272,194
591,301	Bank of America Auto Trust, Ser 2008-1A, Class A3A, 144a, 4.970%, 9/20/12	597,312
1,508,388	Bank of America Auto Trust, Ser 2009-1A, Class A3, 144a, 2.670%, 7/15/13	1,521,923
1,000,000	Bank of America Auto Trust, Ser 2010-1A, Class A3, 144a, 1.390%, 3/15/14	1,005,603

Principal Amount		Market Value
$546,925	BCRR Trust, Ser 2010-LEAF, Class 22A, 144a, 4.230%, 9/22/35	$546,670
1,293,991	BCRR Trust, Ser 2010-LEAF, Class 42A, 144a, 4.230%, 7/22/33	1,296,817
3,700,000	BCRR Trust, Ser 2010-LEAF, Class 4A, 144a, 4.230%, 4/22/36	3,696,698
1,041,739	Capital One Prime Auto Receivables Trust, Ser 2007-2, Class A4, 5.060%, 6/15/14	1,054,724
1,647,938	Chrysler Financial Auto Securitization Trust, Ser 2009-A, Class A3, 2.820%, 1/15/16	1,670,874
413,295	First Horizon Asset Securities, Inc., Ser 2003-3, Class 1A2, 4.200%, 5/25/33	413,790
209,453	First Union-Lehman Brothers-Bank of America, Ser 1998-C2, Class C, 6.730%, 11/18/35	209,294
2,500,000	Ford Credit Auto Owner Trust, Ser 2007-B, Class B, 5.690%, 11/15/12	2,587,113
199,646	Ford Credit Auto Owner Trust, Ser 2008-A, Class A3A, 3.960%, 4/15/12	200,472
1,169,343	Greenwich Capital Commercial Funding Corp., Ser 2003-C2, Class A3, 4.533%, 1/5/36	1,191,677
1,265,000	Harley-Davidson Motorcycle Trust, Ser 2009-3, Class A3, 1.740%, 9/15/13	1,273,107
1,721,843	Household Automotive Trust, Ser 2007-1, Class A4, 5.330%, 11/17/13	1,725,489
3,706,360	LAI Vehicle Lease Securitization Trust, Ser 2010-A, Class A, 144a, 2.550%, 9/15/16	3,696,227
113,340	Madison Avenue Manufactured Housing Contract, Ser 2002-A, Class A1, 0.600%, 3/25/32 (a)	113,250
349,014	MASTR Alternative Loans Trust, Ser 2003-3, Class 2A1, 8.500%, 5/25/33	362,700
62,454	MASTR Asset Securitization Trust, Ser 2004-4, Class 2A2, 0.700%, 4/25/34 (a)	62,286
1,797,750	Morgan Stanley Dean Witter Capital I, Ser 2001-TOP3, Class A4, 6.390%, 7/15/33	1,803,144
2,010,601	Nissan Auto Lease Trust, Ser 2009-A, Class A3, 2.920%, 12/15/11	2,015,025
802,129	Residential Accredit Loans, Inc., Ser 2003-QS10, Class A7, 5.500%, 5/25/33	837,958
2,042,170	Residential Accredit Loans, Inc., Ser 2003-QS14, Class A1, 5.000%, 7/25/18	2,109,000

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Principal Amount		Market Value
	Asset-Backed Securities — 14.0% (Continued)
$2,173,462	Residential Asset Securitization Trust, Ser 2003-A8, Class A1, 3.750%, 10/25/18	$2,206,929
2,185,282	Santander Drive Auto Receivables Trust, Ser 2010-1, Class A2, 1.360%, 3/15/13	2,191,368
650,593	Structured Asset Investment Loan Trust, Ser 2005-1, Class A5, 144a, 0.600%, 2/25/35 (a)	642,019
327,813	Wells Fargo Home Equity Trust, Ser 2006-1, Class A3, 0.400%, 5/25/36 (a)	324,054
378,444	World Omni Auto Receivables Trust, Ser 2007-A, Class A4, 0.255%, 11/15/12 (a)	378,057
1,144,322	World Omni Auto Receivables Trust, Ser 2007-B, Class A4, 5.390%, 5/15/13	1,169,678
	Total Asset-Backed Securities	$37,175,452
	Municipal Bonds — 4.0% Alabama — 1.1%
3,000,000	Chatom IDB Rev, Ser 2007 Class A 1.200%, 8/1/11 (a)	3,000,060
	New Mexico — 0.7%
1,835,000	NM Edl Asst Rev, Ser 2010 A-2 (Gtd St Lns) 0.959%, 6/22/11 (a)	1,814,815
	Ohio — 1.1%
1,170,000	Hamilton Co OH Rev, Ser 1998 G Class G (NATL-RE) 5.250%, 5/15/11	1,173,802
1,750,000	Medina Co OH IDR (Mack Inds), Ser 1998 (LOC: JP Morgan Chase Bank) 0.400%, 4/10/11 (a)	1,750,000
		2,923,802
	Pennsylvania — 1.1%
2,750,000	Commonwealth Fing Auth. PA Rev, Ser A 3.860%, 6/1/11	2,762,238
	Total Municipal Bonds	$10,500,915
	U.S. Government Agency Obligations — 3.5%
2,000,000	FNMA, 1.050%, 10/22/13	1,989,702
7,200,000	Overseas Private Investment Corp., Ser B, 0.240%, 3/15/17 (a)	7,200,000
	Total U.S. Government Agency Obligations	$9,189,702

Shares		Market Value
	Investment Fund — 5.8%
$15,373,006	Touchstone Institutional Money Market Fund^	$15,373,006
	Total Investment Securities — 100.1% (Cost $264,740,826)	$264,996,747
	Liabilities in Excess of Other Assets — (0.1%)	(220,298)
	Net Assets — 100.0%	$264,776,449

(a)  Variable rate security - the rate reflected is the rate in effect as of March 31, 2011.

(b)  IO - Interest Only

^  Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc. See Note 4.

Portfolio Abbreviations:

FHLMC – Federal Home Loan Mortgage Corp.

FNMA – Federal National Mortgage Association

GNMA – Government National Mortgage Association

IDB – Industrial Development Bond

IDR – Industrial Development Revenue

LOC – Letter of Credit

MTN – Medium Term Note

REMIC – Real Estate Mortgage Investment Conduit

144a – This is a restricted security that was sold in a transaction exempt from Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2011, these securities were valued at $19,574,028 or 7.4% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Touchstone Ultra Short Duration Fixed Income Fund (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying notes to financial statements.

Valuation Inputs at Reporting Date:

Description	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$80,090,338	$—	$80,090,338
U.S. Government Mortgage-Backed Obligations	—	70,954,839	—	70,954,839
Corporate Bonds	—	41,712,495	—	41,712,495
Asset-Backed Securities	—	37,175,452	—	37,175,452
Investment Fund	15,373,006	—	—	15,373,006
Municipal Bonds	—	10,500,915	—	10,500,915
U.S. Government Agency Obligations	—	9,189,702	—	9,189,702
				$264,996,747

See accompanying notes to financial statements.

Other Items (Unaudited)

Proxy Voting

The Sub-Advisors are responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that the Sub-Advisors use in fulfilling this responsibility and information regarding how those proxies were voted during the twelve month period ended June 30 are available without charge upon request by calling toll free 1.800.543.0407. These items are also available on the Securities and Exchange Commission's (the Commission) website at http://www.sec.gov.

Quarterly Portfolio Disclosure

The Trust files a complete listing of portfolio holdings for each Fund as of the end of the first and third quarters of each fiscal year on Form N-Q. The complete listing (i) is available on the Commission's website; (ii) may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; and (iii) will be made available to shareholders upon request by calling 1.800.543.0407. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including reinvested dividends or other distributions; and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2010 through March 31, 2011).

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six Months Ended March 31, 2011" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

	Net Expense Ratio Annualized March 31, 2011	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Six Months Ended March 31, 2011*
Touchstone Capital Appreciation Fund
Class A Actual	1.19%	$1,000.00	$1,114.10	$6.27
Class A Hypothetical	1.19%	$1,000.00	$1,019.00	$5.99
Class C Actual	1.94%	$1,000.00	$1,110.90	$10.21
Class C Hypothetical	1.94%	$1,000.00	$1,015.26	$9.75
Class Y Actual	0.94%	$1,000.00	$1,116.10	$4.96
Class Y Hypothetical	0.94%	$1,000.00	$1,020.24	$4.73
Institutional Class Actual	0.79%	$1,000.00	$1,116.90	$4.17
Institutional Class Hypothetical	0.79%	$1,000.00	$1,020.99	$3.98
Touchstone Core Plus Fixed Income Fund
Class A Actual	0.95%	$1,000.00	$1,010.40	$4.76
Class A Hypothetical	0.95%	$1,000.00	$1,020.19	$4.78
Class C Actual	1.70%	$1,000.00	$1,006.20	$8.50
Class C Hypothetical	1.70%	$1,000.00	$1,016.45	$8.55
Class Y Actual	0.70%	$1,000.00	$1,011.60	$3.51
Class Y Hypothetical	0.70%	$1,000.00	$1,021.44	$3.53
Institutional Class Actual	0.50%	$1,000.00	$1,012.60	$2.51
Institutional Class Hypothetical	0.50%	$1,000.00	$1,022.44	$2.52
Touchstone Emerging Markets Equity Fund
Class A Actual	1.74%	$1,000.00	$1,030.60	$8.81
Class A Hypothetical	1.74%	$1,000.00	$1,016.26	$8.75
Class C Actual	2.49%	$1,000.00	$1,026.40	$12.58
Class C Hypothetical	2.49%	$1,000.00	$1,012.52	$12.49
Class Y Actual	1.43%	$1,000.00	$1,032.60	$7.25
Class Y Hypothetical	1.43%	$1,000.00	$1,017.80	$7.19
Institutional Class Actual	1.34%	$1,000.00	$1,031.90	$6.79
Institutional Class Hypothetical	1.34%	$1,000.00	$1,018.25	$6.74
Touchstone Focused Equity Fund
Class A Actual	1.20%	$1,000.00	$1,178.00	$6.52
Class A Hypothetical	1.20%	$1,000.00	$1,018.95	$6.04
Class C Actual	1.95%	$1,000.00	$1,171.90	$10.56
Class C Hypothetical	1.95%	$1,000.00	$1,015.21	$9.80
Class Y Actual	0.95%	$1,000.00	$1,179.20	$5.16
Class Y Hypothetical	0.95%	$1,000.00	$1,020.19	$4.78
Institutional Class Actual	0.80%	$1,000.00	$1,180.20	$4.35
Institutional Class Hypothetical	0.80%	$1,000.00	$1,020.94	$4.03

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

	Net Expense Ratio Annualized March 31, 2011	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Six Months Ended March 31, 2011*
Touchstone Global Equity Fund
Class A Actual	1.34%	$1,000.00	$1,094.00	$7.00
Class A Hypothetical	1.34%	$1,000.00	$1,018.25	$6.74
Class C Actual	2.09%	$1,000.00	$1,090.20	$10.89
Class C Hypothetical	2.09%	$1,000.00	$1,014.51	$10.50
Class Y Actual	1.09%	$1,000.00	$1,095.60	$5.69
Class Y Hypothetical	1.09%	$1,000.00	$1,019.50	$5.49
Institutional Class Actual	0.94%	$1,000.00	$1,095.40	$4.91
Institutional Class Hypothetical	0.94%	$1,000.00	$1,020.24	$4.73
Touchstone Global Real Estate Fund
Class A Actual	1.39%	$1,000.00	$1,086.00	$7.23
Class A Hypothetical	1.39%	$1,000.00	$1,018.00	$6.99
Class C Actual	2.14%	$1,000.00	$1,081.60	$11.11
Class C Hypothetical	2.14%	$1,000.00	$1,014.26	$10.75
Class Y Actual	1.14%	$1,000.00	$1,087.60	$5.93
Class Y Hypothetical	1.14%	$1,000.00	$1,019.25	$5.74
Institutional Class Actual	0.99%	$1,000.00	$1,087.90	$5.15
Institutional Class Hypothetical	0.99%	$1,000.00	$1,020.00	$4.99
Touchstone Healthcare and Biotechnology Fund
Class A Actual	1.55%	$1,000.00	$1,213.50	$8.55
Class A Hypothetical	1.55%	$1,000.00	$1,017.20	$7.80
Class C Actual	2.30%	$1,000.00	$1,209.00	$12.67
Class C Hypothetical	2.30%	$1,000.00	$1,013.46	$11.55
Touchstone Intermediate Fixed Income Fund
Institutional Class Actual	0.40%	$1,000.00	$991.00	$1.99
Institutional Class Hypothetical	0.40%	$1,000.00	$1,022.94	$2.02
Touchstone International Fixed Income Fund
Class A Actual	1.09%	$1,000.00	$997.70	$5.43
Class A Hypothetical	1.09%	$1,000.00	$1,019.50	$5.49
Class C Actual	1.84%	$1,000.00	$994.00	$9.15
Class C Hypothetical	1.84%	$1,000.00	$1,015.76	$9.25
Class Y Actual	0.84%	$1,000.00	$999.20	$4.19
Class Y Hypothetical	0.84%	$1,000.00	$1,020.74	$4.23
Institutional Class Actual	0.69%	$1,000.00	$999.90	$3.44
Institutional Class Hypothetical	0.69%	$1,000.00	$1,021.49	$3.48

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

	Net Expense Ratio Annualized March 31, 2011	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Six Months Ended March 31, 2011*
Touchstone Large Cap Relative Value Fund
Class A Actual	1.19%	$1,000.00	$1,184.50	$6.48
Class A Hypothetical	1.19%	$1,000.00	$1,019.00	$5.99
Class C Actual	1.94%	$1,000.00	$1,181.40	$10.55
Class C Hypothetical	1.94%	$1,000.00	$1,015.26	$9.75
Class Y Actual	0.94%	$1,000.00	$1,187.00	$5.13
Class Y Hypothetical	0.94%	$1,000.00	$1,020.24	$4.73
Institutional Class Actual	0.79%	$1,000.00	$1,187.50	$4.31
Institutional Class Hypothetical	0.79%	$1,000.00	$1,020.99	$3.98
Touchstone Market Neutral Equity Fund
Class A Actual	2.75%	$1,000.00	$976.40	$13.55
Class A Hypothetical	2.75%	$1,000.00	$1,011.22	$13.79
Class C Actual	3.60%	$1,000.00	$973.10	$17.71
Class C Hypothetical	3.60%	$1,000.00	$1,006.98	$18.01
Class Y Actual	2.60%	$1,000.00	$978.50	$12.83
Class Y Hypothetical	2.60%	$1,000.00	$1,011.97	$13.04
Touchstone Mid Cap Fund
Class A Actual	1.21%	$1,000.00	$1,236.00	$6.75
Class A Hypothetical	1.21%	$1,000.00	$1,018.90	$6.09
Class C Actual	1.96%	$1,000.00	$1,231.30	$10.90
Class C Hypothetical	1.96%	$1,000.00	$1,015.16	$9.85
Class Y Actual	0.96%	$1,000.00	$1,237.00	$5.35
Class Y Hypothetical	0.96%	$1,000.00	$1,020.14	$4.84
Class Z Actual	1.21%	$1,000.00	$1,235.90	$6.75
Class Z Hypothetical	1.21%	$1,000.00	$1,018.90	$6.09
Touchstone Mid Cap Value Fund
Class A Actual	1.29%	$1,000.00	$1,205.40	$7.09
Class A Hypothetical	1.29%	$1,000.00	$1,018.50	$6.49
Class C Actual	2.04%	$1,000.00	$1,200.60	$11.19
Class C Hypothetical	2.04%	$1,000.00	$1,014.76	$10.25
Class Y Actual	1.04%	$1,000.00	$1,206.80	$5.72
Class Y Hypothetical	1.04%	$1,000.00	$1,019.75	$5.24
Institutional Class Actual	0.89%	$1,000.00	$1,207.90	$4.90
Institutional Class Hypothetical	0.89%	$1,000.00	$1,020.49	$4.48

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

	Net Expense Ratio Annualized March 31, 2011	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Six Months Ended March 31, 2011*
Touchstone Premium Yield Equity Fund
Class A Actual	1.20%	$1,000.00	$1,127.60	$6.37
Class A Hypothetical	1.20%	$1,000.00	$1,018.95	$6.04
Class C Actual	1.95%	$1,000.00	$1,120.80	$10.31
Class C Hypothetical	1.95%	$1,000.00	$1,015.21	$9.80
Class Y Actual	0.95%	$1,000.00	$1,127.40	$5.04
Class Y Hypothetical	0.95%	$1,000.00	$1,020.19	$4.78
Touchstone Sands Capital Select Growth Fund
Class A Actual	1.42%	$1,000.00	$1,111.80	$5.59
Class A Hypothetical	1.42%	$1,000.00	$1,013.34	$5.33
Class C Actual	2.16%	$1,000.00	$1,109.70	$8.49
Class C Hypothetical	2.16%	$1,000.00	$1,010.58	$8.09
Class Y Actual	1.20%	$1,000.00	$1,200.20	$6.58
Class Y Hypothetical	1.20%	$1,000.00	$1,018.95	$6.04
Class Z Actual	1.42%	$1,000.00	$1,200.00	$7.79
Class Z Hypothetical	1.42%	$1,000.00	$1,024.93	$7.17
Touchstone Short Duration Fixed Income Fund
Class Y Actual	0.49%	$1,000.00	$1,003.20	$2.45
Class Y Hypothetical	0.49%	$1,000.00	$1,022.49	$2.47
Class Z Actual	0.74%	$1,000.00	$1,003.00	$3.70
Class Z Hypothetical	0.74%	$1,000.00	$1,021.24	$3.73
Touchstone Small Cap Core Fund
Class A Actual	1.34%	$1,000.00	$1,198.70	$7.35
Class A Hypothetical	1.34%	$1,000.00	$1,018.25	$6.74
Class C Actual	2.09%	$1,000.00	$1,194.00	$11.43
Class C Hypothetical	2.09%	$1,000.00	$1,014.51	$10.50
Class Y Actual	1.09%	$1,000.00	$1,199.70	$5.98
Class Y Hypothetical	1.09%	$1,000.00	$1,019.50	$5.49
Institutional Class Actual	0.94%	$1,000.00	$1,200.30	$5.16
Institutional Class Hypothetical	0.94%	$1,000.00	$1,020.24	$4.73

Other Items (Continued)

Schedule of Shareholder Expenses (Continued)

	Net Expense Ratio Annualized March 31, 2011	Beginning Account Value October 1, 2010	Ending Account Value March 31, 2011	Expenses Paid During the Six Months Ended March 31, 2011*
Touchstone Small Cap Value Fund
Class A Actual	1.41%	$1,000.00	$1,030.40	$1.18
Class A Hypothetical	1.41%	$1,000.00	$1,002.95	$1.16
Class C Actual	2.18%	$1,000.00	$1,029.40	$1.82
Class C Hypothetical	2.18%	$1,000.00	$1,002.32	$1.79
Class Y Actual	1.18%	$1,000.00	$1,030.60	$0.98
Class Y Hypothetical	1.18%	$1,000.00	$1,003.14	$0.97
Class Z Actual	1.50%	$1,000.00	$1,203.70	$8.24
Class Z Hypothetical	1.50%	$1,000.00	$1,017.45	$7.54
Institutional Class Actual	1.03%	$1,000.00	$1,030.70	$0.86
Institutional Class Hypothetical	1.03%	$1,000.00	$1,003.26	$1.24
Touchstone Ultra Short Duration Fixed Income Fund
Class Z Actual	0.64%	$1,000.00	$1,004.40	$3.20
Class Z Hypothetical	0.64%	$1,000.00	$1,021.74	$3.23

*  Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by [number of days in most recent fiscal half-year/365 [or 366]] (to reflect one-half year period).

Other Items (Continued)

Annual Renewal of Investment Advisory and Sub-Advisory Agreements

Advisory Agreement Approval Disclosure

At a meeting held on November 18, 2010, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Funds Group Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved the continuance of the Investment Advisory Agreement between the Trust and the Advisor with respect to each Fund of the Trust and of the Sub-Advisory Agreement with respect to each Fund between the Advisor and the respective Sub-Advisor.

In determining whether to approve the Investment Advisory Agreement and the Sub-Advisory Agreements, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the continuance of the Investment Advisory Agreement and of the respective Sub-Advisory Agreement was in the best interests of each of the Funds and its respective shareholders. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor's and its affiliates' revenues and costs of providing services to the Funds; and (4) information about the Advisor's and Sub-Advisors' personnel. Prior to voting, the Independent Trustees reviewed the proposed continuance of the Investment Advisory Agreement and the Sub-Advisory Agreements with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each Fund. The Independent Trustees also reviewed the proposed continuation of the Investment Advisory Agreement and the Sub-Advisory Agreement with respect to each of the Funds in private sessions with independent legal counsel at which no representatives of management were present.

In approving the Funds' Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Funds, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of each Sub-Advisor, including those that were affiliates of the Advisor, and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Funds' other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to each Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates (including the Sub-Advisor to certain of the Funds) and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Funds. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor waived advisory fees for thirteen of the Funds. The Board

Other Items (Continued)

also noted that the Advisor pays the Sub-Advisors' sub-advisory fees out of the advisory fees the Advisor receives from the Funds. The Board reviewed the profitability of the Advisor's relationship with the Funds both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Funds, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Funds' distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Funds and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Funds.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to each Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor's and its affiliates' level of profitability, if any, from their relationship with each Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the respective advisory fees and total expense ratios for each of the Funds with various comparative data, including the median and average advisory fees and total expense ratios of each Fund's respective peer group. The Board also considered, among other data, the Funds' respective performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2010, as applicable, and noted that the Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Funds' performance.

The Board also considered the effect of each Fund's growth and size on its performance and expenses. The Board noted that the Advisor had waived advisory fees for thirteen of the Funds in order to reduce the Fund's respective operating expenses to targeted levels. The Board noted that the sub-advisory fees under the Sub-Advisory Agreement with respect to each Fund were paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the respective expense ratios and performance of each of the Funds, the Board also took into account the nature, extent and quality of the services provided to the Funds by the Advisor and its affiliates.

The Board also discussed with management certain factors as set forth in the conditions to the Funds' exemptive order issued by the Securities and Exchange Commission relating to investments by the non-money market Funds in the Touchstone Institutional Money Market Fund. Based upon the nature and extent of the services provided by the Advisor and the Sub-Advisors to each Fund and a discussion by management with respect to the costs to the Advisor and Sub-Advisors of the portion of the advisory fee and sub-advisory fee attributable to the portion of the non-money market Funds' assets to be invested in the Touchstone Institutional Money Market Fund, the Board concluded that the advisory fee and the sub-advisory fee of each non-money market Fund were based on services that were in addition to, rather than duplicative of, services provided under the Investment Advisory and Sub-Advisory Agreements with respect to the portion of such Funds' assets to be invested in the Touchstone Institutional Money Market Fund.

The Board considered, among other data, the specific factors and related conclusions set forth below with respect to each Fund:

Touchstone Capital Appreciation Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving the Fund's entire advisory fee. The Fund's performance was in the 4th quartile for the six- and twelve-month periods ended September 30, 2010. The Board noted management's explanation for the Fund's underperformance. Based upon their review, the Trustees concluded that the Fund's performance was being

Other Items (Continued)

addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Core Plus Fixed Income Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board took into account management's discussion of the Fund's expenses and also noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance was in the 3rd quartile for the six-month period ended September 30, 2010, and the Fund's performance was in the 4th quartile for the twelve-month period ended September 30, 2010. The Board noted management's explanation for the Fund's underperformance. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Emerging Markets Equity Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Fund's performance was in the 1st quartile for the six- and twelve-month periods ended September 30, 2010. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Global Equity Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving the Fund's entire advisory fee. The Fund's performance was in the 2nd quartile for the six-month period ended September 30, 2010, and the Fund's performance was in the 4th quartile for the twelve-month period ended September 30, 2010. The Board noted management's explanation for the Fund's performance. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Global Real Estate Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving the Fund's entire advisory fee. The Fund's performance was in the 2nd quartile for the six- and twelve-month periods ended September 30, 2010. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Healthcare and Biotechnology Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median and above the median, respectively, of its peer group. The Board took into account management's discussion of the Fund's expenses and noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance was in the 3rd quartile of the Fund's peer group for the six-month period ended September 30, 2010, and the Fund's performance was in the 4th quartile of the Fund's peer group for the twelve- and thirty-six-month periods ended September 30, 2010. The Board noted management's explanation for the Fund's underperformance and the proposed merger of the Fund into another Touchstone Fund. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Other Items (Continued)

Touchstone Intermediate Fixed Income Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Fund's performance was in the 4th quartile of the Fund's peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2010. The Board took into account that the Sub-Advisor had assumed management of the Fund on April 22, 2009 after the prior sub-advisor had been replaced. The Board noted management's explanation for the Fund's underperformance. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone International Fixed Income Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving the Fund's entire advisory fee. The Fund's performance was in the 1st quartile of the Fund's peer group for the six- and twelve-month periods ended September 30, 2010. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Large Cap Relative Value Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were at the median of its peer group. The Board noted that the Advisor was currently waiving the Fund's entire advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance was in the 3rd quartile for the six-month period ended September 30, 2010, and the Fund's performance was in the 1st quartile for the twelve-month period ended September 30, 2010. The Board noted management's explanation for the Fund's recent underperformance. Based upon their review, the Trustees concluded that the Fund's overall performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Market Neutral Equity Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below and at the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance was in the 2nd quartile for the six-month period ended September 30, 2010, and the Fund's performance was in the 4th quartile for the twelve-month period ended September 30, 2010. The Board noted management's explanation for the Fund's performance. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Fund's performance was in the 4th quartile of the Fund's peer group for the six- and thirty-six-month periods ended September 30, 2010, and the Fund's performance was in the 3rd quartile for the twelve-month period ended September 30, 2010. The Board noted management's discussion regarding the Fund's underperformance. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving the Fund's entire advisory fee. The Fund's performance was in the 1st quartile for the six- and twelve-month periods ended September 30, 2010. Based upon their review, the Trustees concluded that the Fund's

Other Items (Continued)

performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median and below the median, respectively, of its peer group. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance was in the 2nd quartile of the Fund's peer group for the six- and twelve-month periods ended September 30, 2010. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median of its peer group. The Board took into account management's discussion of the Fund's expenses and the Advisor's current undertaking to add breakpoints to the Fund's base advisory fee. The Fund's performance was in the 1st quartile of the Fund's peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2010. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Short Duration Fixed Income Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Board took into account the impact that the relatively small size of the Fund has upon expenses. The Fund's performance was in the 4th quartile of the Fund's peer group for the six- and twelve-month periods ended September 30, 2010, and the Fund's performance was in the 3rd quartile for the thirty-six month period ended September 30, 2010. The Board also took into account that the Sub-Advisor had assumed management of the Fund in February 2009, after the prior sub-advisor had been replaced. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Core Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group. The Fund's performance was in the 2nd quartile for the six-month period ended September 30, 2010, and the Fund's performance was in the 1st quartile for the twelve-month period ended September 30, 2010. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Value Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Board also noted the Advisor's current undertaking to add breakpoints to the Fund's advisory and sub-advisory fees in connection with the upcoming change in the Fund's sub-advisor. The Fund's performance was in the 2nd quartile of the Fund's peer group for the six-month period ended September 30, 2010, the Fund's performance was in the 3rd quartile of the Fund's peer group for the twelve-month period ended September 30, 2010, and the Fund's performance was in the 4th quartile of the Fund's peer group for thirty-six-month period ended September 30, 2010. The Board noted management's discussion regarding the Fund's performance and also took into account that a new sub-advisor would be assuming responsibility for the day-to-day management of the Fund in December 2010. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Other Items (Continued)

Touchstone Ultra Short Duration Fixed Income Fund. The Fund's advisory fee and total expense ratio (net of applicable expense waivers) were below the median of its peer group The Fund's performance was in the 2nd quartile of the Fund's peer group for the six-, twelve- and thirty-six-month periods ended September 30, 2010. Based upon their review, the Trustees concluded that the Fund's performance was satisfactory and also found that the advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of each Fund's current size and potential growth on its performance and expenses. The Board took into account management's discussion of the Fund's advisory fee structure. The Board considered the effective advisory fees under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of each Fund increase. The Board determined that adding breakpoints at specified levels to the advisory fee schedule of each Fund that currently did not have such breakpoints was not appropriate at that time. The Board also noted that if a Fund's assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the advisory fee payable to the Advisor by a Fund was reduced by the total sub-advisory fee paid by the Advisor to the Fund's Sub-Advisor.

Conclusion. In considering the renewal of the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them on a Fund-by-Fund basis, and their determinations were made separately with respect to each Fund. The Board reached the following conclusions regarding the Funds' Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory in relation to the performance of funds with similar investment objectives and to relevant indices or, as discussed above, is being addressed; and (d) each Fund's advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined with respect to each Fund that continuation of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Funds' respective Sub-Advisory Agreements, the Board considered various factors with respect to each Fund and the applicable Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing such services; (2) the Sub-Advisor's compensation; (3) a comparison of the sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services provided by each Sub-Advisor, including information presented periodically throughout the previous year. The Board noted the affiliation of the Sub-Advisor to certain of the Funds with the Advisor, noting any potential conflicts of interest. The Board also noted that, on a periodic basis, the Board meets with portfolio managers of the Sub-Advisors to discuss their respective performance and investment processes and strategies. The Board considered each Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the applicable investment personnel who are responsible for managing the investment of portfolio securities with respect to the Funds. The Board also noted each Sub-Advisor's brokerage practices. The Board also considered each Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes include quarterly

Other Items (Continued)

reviews of compliance reports and annual compliance reviews of the Sub-Advisors and that compliance issues, if any, are reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of each Sub-Advisor and any indirect benefits derived by each Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Funds. In considering the profitability to each Sub-Advisor of its relationship with the Funds, the Board noted the undertakings of the Advisor to maintain expense limitations for the Funds and also noted that the sub-advisory fees under the Sub-Advisory Agreements were paid by the Advisor out of the advisory fees that it receives under the Investment Advisory Agreement and in addition, with respect to the unaffiliated Sub-Advisors, are negotiated at arm's length. As a consequence, the profitability to each Sub-Advisor of its relationship with a Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in each Sub-Advisor's management of the applicable Fund to be a substantial factor in its consideration, although the Board noted that the sub-advisory fee schedule for some of the Funds contained breakpoints that would reduce the sub-advisory fee rate on assets above specified levels as the applicable Fund's assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that each Fund pays an advisory fee to the Advisor and that the Advisor pays the sub-advisory fee to the Sub-Advisor. The Board also compared the sub-advisory fees paid by the Advisor to fees charged by the Sub-Advisor to manage comparable institutional separate accounts. The Board considered the amount retained by the Advisor and the sub-advisory fee paid to each Sub-Advisor with respect to the various services provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with each of the unaffiliated Sub-Advisors at arm's length. The Board compared the sub-advisory fee for each Fund with various comparative data, including the median and average sub-advisory fees of each Fund's peer group, and considered the following information:

Touchstone Capital Appreciation Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Core Plus Fixed Income Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Emerging Markets Equity Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Global Equity Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Global Real Estate Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Healthcare and Biotechnology Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Other Items (Continued)

Touchstone Intermediate Fixed Income Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone International Fixed Income Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Large Cap Relative Value Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Market Neutral Equity Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Mid Cap Value Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Premium Yield Equity Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Sands Capital Select Growth Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Short Duration Fixed Income Fund. The Fund's sub-advisory fee was above the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Core Fund. The Fund's sub-advisory fee was below the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Small Cap Value Fund. The Fund's sub-advisory fee with the Sub-Advisor was above the median of its peer group. The Board took into account the Advisor's undertaking to include breakpoints in the proposed sub-advisory fee for the Fund in connection with the upcoming change in the Fund's sub-advisor. Based upon their review, the Trustees concluded that the Fund's sub-advisory fees were reasonable in light of the high quality of services received by the Fund and the other factors considered.

Touchstone Ultra Short Duration Fixed Income Fund. The Fund's sub-advisory fee was at the median of its peer group. Based upon their review, the Trustees concluded that the Fund's sub-advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

As noted above, the Board considered each Fund's performance during the six-, twelve- and thirty-six-month periods ended September 30, 2010, as applicable, as compared to each Fund's peer group and noted that the

Other Items (Continued)

Board reviews on a quarterly basis detailed information about each Fund's performance results, portfolio composition and investment strategies. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of each Sub-Advisor. The Board was mindful of the Advisor's focus on each Sub-Advisor's performance and the Advisor's ways of addressing underperformance.

Conclusion. In considering the renewal of the Sub-Advisory Agreement with respect to each Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding each Sub-Advisory Agreement, among others: (a) the Sub-Advisor was qualified to manage each Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of each Fund is satisfactory relative to the performance of funds with similar investment objectives and to relevant indices or, as discussed above, is being addressed; (d) each Fund's advisory fees are reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's investment strategies are appropriate for pursuing the investment objectives of each Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement with respect to each Fund was in the best interests of the Fund and its shareholders.

Advisory Agreement Approval Disclosure

At a meeting held on November 18, 2010, the Board of Trustees (the "Board" or "Trustees") of the Touchstone Funds Group Trust (the "Trust"), and by a separate vote, the Independent Trustees of the Trust, approved an amendment to the Investment Advisory Agreement between the Trust and the Advisor modifying the advisory fee with respect to the Touchstone Small Cap Value Fund (the "Fund") and also initially approved the Sub-Advisory Agreement with respect to the Fund between the Advisor and DePrince, Race & Zollo, Inc. (the "Sub-Advisor").

In determining whether to approve the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement, the Advisor furnished information necessary for a majority of the Independent Trustees to make the determination that the approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders. The Board took into account information it had received in connection with its consideration of the renewal of the Investment Advisory Agreement with respect to the Fund as well as information and materials relating to the Sub-Advisor. The information provided to the Board included: (1) industry data comparing advisory fees and expense ratios of comparable investment companies; (2) comparative performance information; (3) the Advisor's and its affiliates' revenues and costs of providing services to the Fund; and (4) information about the Advisor's and Sub-Advisors' personnel. Prior to voting, the Independent Trustees reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement with management and with experienced independent legal counsel and received materials from such counsel discussing the legal standards for their consideration of the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement. The Independent Trustees also reviewed the proposed approval of the amendment to the Investment Advisory Agreement and the Sub-Advisory Agreement in private sessions with independent legal counsel at which no representatives of management were present.

In approving the amendment to the Investment Advisory Agreement, the Board considered various factors, among them: (1) the nature, extent and quality of services provided to the Fund, including the personnel providing services; (2) the Advisor's compensation and profitability; (3) a comparison of fees and performance with other advisers; (4) economies of scale; and (5) the terms of the Investment Advisory Agreement, including

Other Items (Continued)

the proposed advisory fee. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Advisor Services. The Board considered the level and depth of knowledge of the Advisor, including the professional experience and qualifications of senior personnel. The Board discussed the Advisor's effectiveness in monitoring the performance of the Fund's current sub-advisor and the Advisor's timeliness in responding to performance issues. In evaluating the quality of services provided by the Advisor, the Board took into account its familiarity with the Advisor's senior management through Board meetings, discussions and reports during the preceding year. The Board also took into account the Advisor's compliance policies and procedures. The quality of administrative and other services, including the Advisor's role in coordinating the activities of the Fund's other service providers, was also considered. The Board also considered the Advisor's relationship with its affiliates and the resources available to them, as well as any potential conflicts of interest. The Trustees concluded that they were satisfied with the nature, extent and quality of services provided to the Fund by the Advisor under the Investment Advisory Agreement.

Advisor's Compensation and Profitability. The Board took into consideration the financial condition and profitability of the Advisor and its affiliates and the direct and indirect benefits derived by the Advisor and its affiliates from the Advisor's relationship with the Fund. The information considered by the Board included operating profit margin information for the Advisor's business as a whole. The Board noted that the Advisor waived a portion of the Fund's advisory fee and would pay the Sub-Advisor's sub-advisory fees out of the advisory fees the Advisor receives from the Fund. The Board reviewed the profitability of the Advisor's relationship with the Fund both before and after tax expenses and whether the Advisor has the financial wherewithal to continue to provide a high level of services to the Fund, noting the ongoing commitment of the Advisor's parent company with respect to providing support and resources as needed. The Board also considered that the Fund's distributor, an affiliate of the Advisor, receives Rule 12b-1 distribution fees from the Fund and receives a portion of the sales charges on sales or redemptions of certain classes of shares. The Board also noted that the Advisor derives benefits to its reputation and other benefits from its association with the Fund.

The Board recognized that the Advisor should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as Advisor. Based upon their review, the Trustees concluded that the Advisor's and its affiliates' level of profitability from their relationship with the Fund was reasonable and not excessive.

Expenses and Performance. The Board compared the current advisory fee and total expense ratio for the Fund with various comparative data, including the median and average advisory fees and total expense ratios of the Fund's peer group. The Board also considered, among other data, the Fund's performance results during the six-month, twelve-month and thirty-six-month periods ended September 30, 2010 and noted that the Board reviews on a quarterly basis detailed information about the Fund's performance results, portfolio composition and investment strategies. The Board also took into account current market conditions and their effect on the Fund's performance.

The Board also considered the effect of the Fund's growth and size on its performance and expenses. The Board noted that the Advisor had waived a portion of its advisory fee in order to reduce the Fund's operating expenses to targeted levels. The Board also noted that the proposed sub-advisory fees under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fees it receives from the Fund and the impact of such sub-advisory fees on the profitability of the Advisor. In reviewing the expense ratio and performance of the Fund, the Board also took into account the nature, extent and quality of the services provided to the Fund by the Advisor and its affiliates.

Other Items (Continued)

The Board considered, among other data, the following specific factors and related conclusions with respect to the Fund. The Fund's current advisory fee and total expense ratio (net of applicable expense waivers) were above the median and below the median, respectively, of its peer group. The Board noted that the Advisor was currently waiving a portion of the Fund's advisory fee. The Board also noted the Advisor's current undertaking to add breakpoints to the Fund's advisory and sub-advisory fees in connection with the upcoming change in the Fund's sub-advisor. The Fund's performance was in the 2nd quartile of the Fund's peer group for the six-month period ended September 30, 2010, the Fund's performance was in the 3rd quartile of the Fund's peer group for the twelve-month period ended September 30, 2010, and the Fund's performance was in the 4th quartile of the Fund's peer group for thirty-six-month period ended September 30, 2010. The Board noted management's discussion regarding the Fund's performance and also took into account that the Sub-Advisor would be assuming responsibility for the day-to-day management of the Fund in December 2010. Based upon their review, the Trustees concluded that the Fund's performance was being addressed and also found that the proposed advisory fee was reasonable in light of the high quality of services received by the Fund and the other factors considered.

Economies of Scale. The Board considered the effect of the Fund's current size and potential growth on its performance and expenses. The Board took into account management's discussion of the Fund's advisory fee structure. The Board considered the effective advisory fee under the Investment Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increase. The Board took into account the Advisor's current undertaking to add a breakpoint to the Fund's advisory fee. The Board also noted that if the Fund's assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses. The Board also considered the fact that, under the Investment Advisory Agreement, the proposed advisory fee payable to the Advisor by the Fund would be reduced by the total sub-advisory fee paid by the Advisor to the Sub-Advisor.

Conclusion. In considering the approval of the amendment to the Funds' Investment Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board reached the following conclusions regarding the Fund's Investment Advisory Agreement with the Advisor, among others: (a) the Advisor had demonstrated that it possessed the capability and resources to perform the duties required of it under the Investment Advisory Agreement; (b) the Advisor maintains an appropriate compliance program; (c) the performance of the Fund is being addressed; and (d) the Fund's proposed advisory fee is reasonable in relation to those of similar funds and to the services to be provided by the Advisor. Based on their conclusions, the Trustees determined that approval of the amendment to the Investment Advisory Agreement was in the best interests of the Fund and its shareholders.

In approving the Fund's Sub-Advisory Agreement, the Board considered various factors with respect to the Fund and the Sub-Advisory Agreement, among them: (1) the nature, extent and quality of services to be provided to the Fund, including the personnel who would be providing such services; (2) the Sub-Advisor's proposed compensation; (3) a comparison of the Fund's current sub-advisory fee and performance with other advisers; and (4) the terms of the Sub-Advisory Agreement, including the proposed sub-advisory fee. The Board's analysis of these factors is set forth below. The Independent Trustees were advised by independent legal counsel throughout the process.

Nature, Extent and Quality of Services Provided; Investment Personnel. The Board considered information provided by the Advisor regarding the services to be provided by the Sub-Advisor. The Board also considered the Sub-Advisor's level of knowledge and investment style. The Board reviewed the experience and credentials of the investment personnel who would be responsible for managing the investment of portfolio securities with respect to the Fund. The Board also noted the Sub-Advisor's brokerage practices. The Board also considered

Other Items (Continued)

the Sub-Advisor's regulatory and compliance history. The Board noted that the Advisor's compliance monitoring processes would include quarterly reviews of compliance reports and annual compliance visits to the Sub-Advisor and that compliance issues, if any, would be reported to the Board.

Sub-Advisor's Compensation. The Board also took into consideration the financial condition of the Sub-Advisor and any indirect benefits to be derived by the Sub-Advisor and its affiliates from the Sub-Advisor's relationship with the Fund. In considering the anticipated profitability to the Sub-Advisor of its relationship with the Fund, the Board noted the Advisor's current undertakings to maintain expense limitations for the Fund and to add a breakpoint to the sub-advisory fee. The Board also took into account that the sub-advisory fee under the Sub-Advisory Agreement would be paid by the Advisor out of the advisory fee that it receives under the Investment Advisory Agreement and was negotiated at arm's length. As a consequence, the anticipated profitability to the Sub-Advisor of its relationship with the Fund was not a substantial factor in the Board's deliberations. For similar reasons, the Board did not consider the potential economies of scale in the Sub-Advisor's management of the Fund to be a substantial factor in its consideration, although the Board noted that the proposed sub-advisory fee schedule would contain a breakpoint that would reduce the sub-advisory fee rate on assets above a specified level as the Fund's assets increased.

Sub-Advisory Fees and Fund Performance. The Board considered that the Fund pays an advisory fee to the Advisor and that the Advisor would pay the sub-advisory fee to the Sub-Advisor. The Board considered the amount to be retained by the Advisor and the sub-advisory fee to be paid to the Sub-Advisor with respect to the various services to be provided by the Advisor and the Sub-Advisor. The Board also noted that the Advisor negotiated the sub-advisory fee with the Sub-Advisor at arm's length. The Board considered the proposed sub-advisory fee for the Fund and found that the Fund's sub-advisory fee was reasonable in light of the services to be received by the Fund and the other factors considered.

As noted above, the Board considered the Fund's performance during the six-, twelve- and thirty-six-month periods ended September 30, 2010 as compared to the Fund's peer group. The Board also took into account the performance history of the Sub-Advisor's small-cap investment style. The Board noted the Advisor's expertise and resources in monitoring the performance, investment style and risk-adjusted performance of the Fund's current sub-advisor. The Board was mindful of the Advisor's focus on the performance of the Fund's sub-advisor and the Advisor's ways of addressing underperformance.

Conclusion. In considering the approval of the Sub-Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Board reached the following conclusions regarding the Sub-Advisory Agreement, among others: (a) the Sub-Advisor is qualified to manage the Fund's assets in accordance with the Fund's investment objectives and policies; (b) the Sub-Advisor maintains an appropriate compliance program; (c) the performance of the Fund is being addressed; (d) the Fund's proposed advisory fee is reasonable relative to those of similar funds and to the services to be provided by the Advisor and the Sub-Advisor; and (e) the Sub-Advisor's proposed investment strategies are appropriate for pursuing the investment objectives of the Fund. Based on its conclusions, the Board determined that approval of the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.

PRIVACY PROTECTION POLICY

We Respect Your Privacy

Thank you for your decision to invest with us. Touchstone and its affiliates have always placed a high value on the trust and confidence our clients place in us. We believe that confidence must be earned and validated through time. In today's world, when technology allows the sharing of information at light speeds, trust must be reinforced by our sincere pledge to take the steps necessary to ensure that the information you share with us is treated with respect and confidentiality.

Our Pledge to Our Clients

•  We collect only the information we need to service your account and administer our business.

•  We are committed to keeping your information confidential and we place strict limits and controls on the use and sharing of your information.

•  We make every effort to ensure the accuracy of your information.

We Collect the Following Nonpublic Personal Information About You:

•  Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income and date of birth; and

•  Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payment history, parties to transactions, cost basis information, and other financial information.

Categories of Information We Disclose and Parties to Whom We Disclose

We do not disclose any nonpublic personal information about our current or former clients to nonaffiliated third parties, except as required or permitted by law.

We Place Strict Limits and Controls on the Use and Sharing of Your Information

•  We restrict access to nonpublic personal information about you to authorized employees who need the information to administer your business.

•  We maintain physical, electronic and procedural safeguards that comply with federal standards to protect this information.

•  We do not disclose any nonpublic personal information about our current or former clients to anyone, except as required or permitted by law or as described in this document.

•  We will not sell your personal information to anyone.

We May Provide Information to Service Your Account

Sometimes it is necessary to provide information about you to various companies such as transfer agents, custodians, broker-dealers and marketing service firms to facilitate the servicing of your account. These organizations have a legitimate business need to see some of your personal information in order for us to provide service to you. We may disclose to these various companies the information that we collect as described above. We require that these companies, including our own subsidiaries and affiliates, strictly maintain the confidentiality of this information and abide by all applicable laws. Companies within our corporate family that may receive this information are financial service providers and insurance companies. We do not permit these associated companies to sell the information for their own purposes, and we never sell our customer information.

This policy is applicable to the following affiliated companies: Touchstone Funds Group Trust, Touchstone Investment Trust, Touchstone Strategic Trust, Touchstone Tax-Free Trust, Touchstone Variable Series Trust, Touchstone Institutional Funds Trust, Touchstone Securities, Inc.,* Capital Analysts Incorporated and W&S Brokerage Services, Inc.

* Touchstone Securities, Inc. serves as the underwriter to the Touchstone Funds.

A Member of Western & Southern Financial Group®

The Privacy Protection Policy is not part of the Semi-Annual Report.

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303 Broadway, Suite 1100

Cincinnati, OH 45202-4203

Touchstone Investments

Distributor

Touchstone Securities, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203 800.638.8194

www.touchstoneinvestments.com

Investment Advisor

Touchstone Advisors, Inc.*

303 Broadway

Cincinnati, Ohio 45202-4203

Transfer Agent

JPMorgan Chase Bank, N.A.

P.O. Box 5354

Cincinnati, Ohio 45201-5354

Shareholder Service

800.543.0407

* A Member of Western & Southern Financial Group

TSF-56-TFGT-SAR-1103

Item 2.  Code of Ethics.

Not required in semi-annual report filing.

Item 3.  Audit Committee Financial Expert.

Not required in semi-annual report filing.

Item 4.  Principal Accountant Fees and Services.

Not required in semi-annual report filing.

Item 5.  Audit Committee of Listed Registrants.

Not applicable

Item 6.  Schedule of Investments.

The Schedule of Investments in securities of unaffiliated issuers is included in the Semiannual Report.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

No material changes have been made to the procedures by which shareholders may recommend nominees to its Board of Trustees.

Item 11.  Controls and Procedures.

(a)                       Based on an evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) the registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b)                      There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)   Not applicable in semiannual filing.

(a)(2)   Certifications required by Item 12(a)(2) of Form N-CSR are filed herewith.

(b)       Certification required by Item 11(b) of Form N-CSR is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Touchstone Funds Group Trust

By (Signature and Title)

/s/ Jill T. McGruder
Jill T. McGruder
President

Date: May 25, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Jill T. McGruder
Jill T. McGruder
President

Date: May 25, 2011

/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft
Controller & Treasurer

Date: May 25, 2011